Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 161

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B

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(Exact Name of Registrant)

Principal Life Insurance Company

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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa  50392

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(Address of Depositor's Principal Executive Offices)     (Zip Code)

(515) 248-3842

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Depositor's Telephone Number, including Area Code

M. D. Roughton,

The Principal Financial Group, Des Moines, Iowa  50392

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(Name and Address of Agent for Service)

Title of Securities Being Registered:  Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485

_____    on (date) pursuant to paragraph (b) of Rule 485

_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485

__X__    on July 23, 2012 pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment. PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Prospectus dated July 23, 2012

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated July 23, 2012, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You  may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable Annuitysm, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You  can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You generally may allocate your  investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division  of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your  selected division(s)  are invested. We  do not guarantee the investment performance of the underlying mutual funds.

For any administrative questions, you  may contact us  by writing or calling: Principal Investment Plus Variable Annuitysm, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You  should review your  own circumstances to determine whether this rider is suitable for you.  To assist you  in making that determination, we  have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:  We  recapture the premium payment credit if you  return the Contract during the examination offer period or request full annuitization  of the Contract prior to the third Contract anniversary. You  take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your  investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you  would be worse off than if you  had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider. The following underlying mutual funds are available under the Contract(1):

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AllianceBernstein Variable Products Series Fund — Class A	Principal Variable Contracts Funds — Class 1
• AllianceBernstein Small Cap Growth Portfolio	• Asset Allocation Account
American Century Variable Portfolios, Inc.	• Bond & Mortgage Securities Account
• Inflation Protection Fund — Class II	• Diversified International Account
• Mid Cap Value Fund - Class II	• Equity Income Account
• Ultra Fund — Class II	• Government & High Quality Bond Account
• Vista Fund — Class I	• International Emerging Markets Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Blend Account II
• Technology Growth Portfolio	• LargeCap Growth Account
Fidelity Variable Insurance Products — Service Class 2	• LargeCap Growth Account I
• Contrafund® Portfolio	• LargeCap S&P 500 Index Account
• Equity-Income Portfolio	• LargeCap Value Account
• Growth Portfolio	• MidCap Blend Account
• Mid Cap Portfolio	• Money Market Account
• Overseas Portfolio	• Principal Capital Appreciation Division
Franklin Templeton Variable Insurance Products Trust — Class 2	• Principal LifeTime 2010 Account(2) • Principal LifeTime 2020 Account(2)
• Small Cap Value Securities Fund	• Principal LifeTime 2030 Account(2)
Goldman Sachs Variable Insurance Trust — Institutional Shares	• Principal LifeTime 2040 Account(2) • Principal LifeTime 2050 Account(2)
• MidCap Value Fund	• Principal LifeTime Strategic Income Account(2)
• Structured Small Cap Equity Fund	• Real Estate Securities Account
Invesco Variable Insurance Funds — Series I	• Short-Term Income Account
• Value Opportunities Fund	• SmallCap Growth Account II
• International Growth Fund	• SmallCap Value Account I
• Small Cap Equity Fund	• Strategic Asset Management Balanced Account Portfolio(2)
MFS Variable Insurance Trust — Service Class • Utilities Series	• Strategic Asset Management Conservative Balanced Portfolio(2) • Strategic Asset Management Conservative Growth Portfolio(2)
• Value Series Neuberger Berman Advisers Management Trust	• Strategic Asset Management Flexible Income Portfolio(2) • Strategic Asset Management Strategic Growth Portfolio(2)
• Large Cap Value Portfolio — I Class	Principal Variable Contracts Funds — Class 2
• Small-Cap Growth Portfolio — S Class	• Diversified Balanced Account(2)
• Socially Responsive Portfolio — I Class	• Diversified Growth Account(2)
PIMCO Variable Insurance Trust — Administrative Class	• Diversified Income Account(2)
• All Asset Portfolio	T. Rowe Price Equity Series, Inc. — II
• Total Returns Portfolio • High Yield Portfolio	• T. Rowe Price Blue Chip Growth Portfolio • T. Rowe Price Health Sciences Portfolio
Van Eck VIP Global Insurance Trust — Class S Shares
• Global Hard Assets Fund -

 (1) If you  elect a GMWB rider, your  investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your  ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

Subject to state availability, if your  Contract was purchased on or after May 20, 2006, you  have the right to partially annuitize a portion of your  accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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TABLE OF CONTENTS

Separate Account Investment Options.....................................................................	2
GLOSSARY .........................................................................................................................	6
SUMMARY OF EXPENSE INFORMATION..............................................................................	8
SUMMARY ...........................................................................................................................	13

1. THE CONTRACT .............................................................................................................	16
How To Buy a Contract .....................................................................................................	16
Premium Payments ..........................................................................................................	17
Allocating Premium Payments............................................................................................	17
Principal Variable Annuity Exchange Offer (“exchange offer”) ................................................	18
Exchange Credit (for exchanges from our fixed deferred annuities) ........................................	18
Right to Examine the Contract (free look) ............................................................................	18
Accumulated Value ..........................................................................................................	19
Telephone and Internet Services .........................................................................................	20

2. CHARGES AND DEDUCTIONS .........................................................................................	21
Surrender Charge .............................................................................................................	21
Free Surrender Amount................................................................................................	22
When Surrender Charges Do Not Apply.........................................................................	23
Waiver of Surrender Charge Rider..................................................................................	23
Transaction Fee ...............................................................................................................	24
Premium Taxes ................................................................................................................	24
Annual Fee ......................................................................................................................	24
Separate Account Annual Expenses ..................................................................................	24
Mortality and Expense Risks Charge.............................................................................	24
Administration Charge..................................................................................................	25
Charges for Rider Benefits Currently Available.......................................................................	25
Premium Payment Credit Rider.....................................................................................	25
Principal Income Builder 3 (PIB 3).................................................................................	25
Principal Income Builder 10 (PIB 10)..............................................................................	26
Charges for Rider Benefits No Longer Available....................................................................	26
Enhanced Death Benefit Rider.......................................................................................	26
GMWB 1 Rider – Investment Protector Plus...................................................................	26
GMWB 2-SL (Single Life) Rider – Investment Protector Plus 2.........................................	26
GMWB 2-SL/JL (Single Life/Joint Life) Rider – Investment Protector Plus 2.......................	26
Special Provisions for Group or Sponsored Arrangements ....................................................	27

3. Fixed Account and DCA Plus Accounts ................................................................	27
Fixed Account...................................................................................................................	27
Fixed Account Value ........................................................................................................	28
Dollar Cost Averaging Plus Program (DCA Plus Program) ....................................................	28

4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) ...............	29
Factors to Consider Before You Buy A GMWB Rider............................................................	29
Which GMWB Rider May Be Appropriate for You.................................................................	30
GMWB Rider Restrictions/Limitations.................................................................................	31
GMWB Investment Options................................................................................................	31
Principal Income Builder 3
Overview......................................................................................................................	32
Withdrawal Benefit Base...............................................................................................	32
Withdrawal Benefit Payment.........................................................................................	33
Covered Life Change ....................................................................................................	35
Effect of Withdrawals ...................................................................................................	36
Excess Withdrawals ...................................................................................................	36
Required Minimum Distribution (RMD) Program for GMWB Riders ...................................	36
GMWB Bonus ............................................................................................................	37
GMWB Step-Up ..........................................................................................................	38
Effect of Reaching the Maximum Annuitization Date Under the Rider ...............................	38
Effect of the Contract Accumulated Value Reaching Zero Under the Rider.........................	39
Principal Income Builder 3 Upon Death .........................................................................	39
Termination and Reinstatement of the Principal Income Builder 3 Rider.............................	41
Spousal Continuation of the Principal Income Builder 3 Rider...........................................	41
Effect of Divorce on the Principal Income Builder 3 Rider..................................................	43
Principal Income Builder 10
Overview .....................................................................................................................	44
Withdrawal Options .....................................................................................................	45
Withdrawal Benefit Base ..............................................................................................	45
Remaining Withdrawal Benefit Base .............................................................................	46
Withdrawal Benefit Payments ......................................................................................	46
Covered Life Change ....................................................................................................	48
Effect of Withdrawals ...................................................................................................	49
Excess Withdrawals ...................................................................................................	49
Required Minimum Distribution (RMD) Program for GMWB Riders ...................................	50
GMWB Bonus ............................................................................................................	51
GMWB Step-Up ..........................................................................................................	51
Effect of Reaching the Maximum Annuitization Date Under the Rider ...............................	52
Effect of the Contract Accumulated Value Reaching Zero Under the Rider ........................	53
Principal Income Builder 10 Upon Death ........................................................................	54
Termination and Reinstatement of the Principal Income Builder 10 Rider ..........................	56
Spousal Continuation of the Principal Income Builder 10 Rider ........................................	57
Effect of Divorce on the Principal Income Builder 10 Rider ...............................................	59

5. PREMIUM PAYMENT CREDIT RIDER ...............................................................................	60

6. TRANSFERS AND SURRENDERS ....................................................................................	62
Division Transfers...............................................................................................................	62
Unscheduled Transfers.................................................................................................	62
Scheduled Transfers (Dollar Cost Averaging)...................................................................	62
Fixed Account Transfers, Total and Partial Surrenders.....................................................	63
Automatic Portfolio Rebalancing (APR)..........................................................................	64
Surrenders........................................................................................................................	64
Total Surrender............................................................................................................	64
Unscheduled Partial Surrender......................................................................................	65
Scheduled Partial Surrender..........................................................................................	65

7. THE ANNUITIZATION PERIOD .........................................................................................	65
Annuitization Date ............................................................................................................	65
Full Annuitization ..............................................................................................................	65
Partial Annuitization...........................................................................................................	66
Annuity Benefit Payment Options ......................................................................................	66
Tax Considerations Regarding Annuity Benefit Payment Options ..........................................	67
Death of Annuitant (During the Annuitization Period) ............................................................	67

8. DEATH BENEFIT .............................................................................................................	68
Standard Death Benefit Formula..........................................................................................	69
Enhanced Death Benefit.....................................................................................................	69
Payment of Death Benefit...................................................................................................	69

9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.......................................................	70
The Contract......................................................................................................................	70
Delay of Payments.............................................................................................................	70
Misstatement of Age or Gender...........................................................................................	70
Assignment.......................................................................................................................	70
Change of Owner or Annuitant.............................................................................................	71
Beneficiary........................................................................................................................	71
Contract Termination..........................................................................................................	71
Reinstatement...................................................................................................................	71
Reports.............................................................................................................................	72
Important Information About Customer Identification Procedures.............................................	72
Frequent Trading and Market-Timing (Abusive Trading Practices)............................................	72
Distribution of the Contract..................................................................................................	73
Performance Calculation.....................................................................................................	73

10. FEDERAL TAX MATTERS ...............................................................................................	74
Taxation of Non-Qualified Contracts...................................................................................	74
Taxation of Qualified Contracts..........................................................................................	75
Withholding.....................................................................................................................	77

11. GENERAL INFORMATION ABOUT THE COMPANY ..........................................................	77
Corporate Organization and Operation................................................................................	77
Legal Opinions.................................................................................................................	78
Legal Proceedings...........................................................................................................	78
Other Variable Annuity Contracts......................................................................................	79
Payments to Financial Intermediaries................................................................................	79
Service Arrangements and Compensation..........................................................................	79
Mutual Fund Diversification...............................................................................................	80
State Regulation .............................................................................................................	80
Independent Registered Public Accounting Firm.................................................................	80
Financial Statements.......................................................................................................	80

12. TABLE OF SEPARATE ACCOUNT DIVISIONS.................................................................	81
13. REGISTRATION STATEMENT.........................................................................................	92
14. TABLE OF CONTENTS OF THE SAI................................................................................	92
Appendix A — principal variable Annuity Exchange offer...................................	93
Appendix B — GMWB Investment Options...................................................................	98
Appendix c — Principal Income builder 3 exAMPLES...............................................	101
APPENDIX D — Principal Income builder 10 exAMPLES..............................................	106
Appendix E — GMWB 2-SL/JL (NO LONGER AVAILABLE FOR SALE) ...............................	115
Appendix F — GMWB 2-SL (No Longer Available for Sale) .....................................	142
Appendix G — GMWB 1 (No Longer Available for Sale) ..........................................	161
Appendix H — Enhanced death benefit rider (no longer available for sale)	180
Appendix I — Condensed Financial Information .....................................................	186
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GLOSSARY

accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.

anniversary(ies) – the same date and month of each year following the contract date .

annuitant – the person, including any joint  annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s  accumulated value is applied to an annuity benefit payment option.

Automatic Portfolio Rebalancing (APR) –  the transfer  of money among your  Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.

cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date  and ending one day before the contract anniversary  and any subsequent one-year period beginning on a contract anniversary  (for example, if the contract date  is June 5, 2012, the first contract year ends on June 4, 2013, and the first contract anniversary  falls on June 5, 2013).

data page – that portion of the Contract which contains the following: owner  and annuitant  data (names, gender, annuitant  age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.

Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.

Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).

Dollar Cost Averaging Plus (DCA Plus) program –  a program through which your  DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.

Fixed Account –  an account which uses a guaranteed interest rate to calculate interest earned.

Fixed Account value –  the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).

good order –  an instruction or request is in good order when it is received in our  home office, or other place we  may specify, and has such clarity and completeness that we  do not have to exercise any discretion to carry out the instruction or request. We  may require that the instruction or request be given in a certain form.

home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.

investment options –  the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant –  an annuitant  whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant  means the death of the first annuitant  to die.

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joint owner –  an owner  who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner  means the death of the first owner  to die.

non-qualified contract –  a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices  may be mailed to us at:

Principal Life Insurance Company

P O Box 9382

Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner  refers to the original owner.

premium payments – the gross amount you  contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.

Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)

Separate Account division value – the sum of all divisions’  value; each division’s  value is determined by multiplying the number of units  in that division  by the unit  value  of that division.

surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.

transfer – moving all or a portion of your  accumulated value to or from one investment option or among several investment options. All transfers  initiated during the same valuation period are considered to be one transfer  for purposes of calculating the transaction fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division  invests.

unit – the accounting measure used to determine your  proportionate interest in a division.

unit value   – a measure used to determine the value of an investment in a division.

valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit  of a division  to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us – Principal Life Insurance Company. We  are also referred to throughout this prospectus as the Company.

you, your – the owner  of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you  will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses you  will pay at the time you  buy the Contract, surrender the Contract or transfer  cash value between investment options

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(2)	• 6%	• 6%
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(3)	• 8%	• 8%
Transaction Fees • for each unscheduled partial surrender • for each unscheduled transfer(4)

•      the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year

•      the lesser of $30 or 2% of each unscheduled transfer  after the first unscheduled transfer  in a contract year

• $0 • $0
State Premium Taxes (vary by state)(5)	• 3.50% of premium payments made	• 0%

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The following table describes the fees and expenses that are deducted periodically during the time that you  own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.00%
Total Separate Account Annual Expense	1.40%	1.25%

Optional Riders(6)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on the average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(7)	1.65%	0.95%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(8)	2.00%	1.10%
Total Separate Account Annual Expense plus Optional Riders Annual Expense • with Principal Income Builder 3(9) • with Principal Income Builder 10(10)	3.65% 4.00%	2.20% 2.35%
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Optional Riders No Longer Available For Sale
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)(11)	0.30%	0.25%
GMWB 1 Rider (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)(12)	0.85%	0.80%(13)
GMWB 2-SL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.00%	0.95%(15)
GMWB 2-SL/JL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.65%(16)	0.95%(17)

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you  may pay periodically during the time that you  own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2011
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.26%	2.20%

*     Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

(1)     For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)        Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

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(3)Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(4)     Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)     We  do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners  in those states where a premium tax is assessed.

(6)     Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(7)     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(8)     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(9)      This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

(10)    This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

(11)    This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to (1) the accumulated value at the beginning of the calendar quarter plus (2) the accumulated value at the end of the calendar quarter, and this sum is divided by two.  See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. See Appendix H for additional information.

(12)    This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to (1) the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back remaining withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. See Appendix G for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.

(13)    A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.

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(14)    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see Appendix f and for GMWB 2-SL/JL, see  APPENDIX E for more information on how the rider charge is calculated.

(15)    The current annual charge prior to your  Contract's 2010 anniversary  or if you  opt out of future GMWB Step-Ups is 0.75%. See APPENDIX E for more details.

(16)    The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(17)     A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary  or (2) the rider application was signed on or after February 16, 2009.  See APPENDIX E for more details.

EXAMPLE

These examples are intended to help you  compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner  transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

Example 1

The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you  were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes(1):

•          a $10,000 premium payment to issue the Contract;

•          a 5% return each year;

•          an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•          the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2011 (without voluntary waivers of fees by the underlying funds, if any);

•          no premium taxes are deducted;

•          the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•          the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your  actual costs may be higher or lower, based on these assumptions, your  costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.20%)	$1,321	$2,445	$3,505	$6,157	$611	$1,843	$3,091	$6,157	$611	$1,843	$3,091	$6,157
Minimum Total Underlying Mutual Fund Operating Expenses (0.26%)	$1,147	$1,940	$2,679	$4,578	$422	$1,296	$2,215	$4,578	$422	$1,296	$2,215	$4,578

(1) )This amount assumes the Principal Income Builder 10 rider was elected (in additional to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

 (2)The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your  premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

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For Condensed Financial Information, please see Appendix I.

SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•          non-qualified retirement programs; and

•          Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you  purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see 1. THE CONTRACT.

This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

•          Initial premium payment must be at least $5,000 for non-qualified contracts.

•          Initial premium payment must be at least $2,000 for all other contracts.

•          Each subsequent premium payment must be at least $500.

•          If you  are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•          The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.

You may allocate your  net premium payments to the investment options.

•          A complete list of the divisions  may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division  invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•          The investment options also include the Fixed Account and the DCA Plus accounts.

•          The GMWB riders impose limitations on the investment options available by requiring you  to allocate 100% of your  Separate Account assets to one of the designated fund options for the life of the rider.

Transfers

During the accumulation period:

•          a dollar amount or percentage of transfer  must be specified;

•          a transfer  may occur on a scheduled or unscheduled basis;

•          transfers  to the Fixed Account are not permitted if a transfer  has been made from the Fixed Account to a division  within six months; and

•          transfers  into DCA Plus accounts are not permitted.

During the annuitization  period, transfers  are not permitted (no transfers  once payments have begun).

See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and  6. TRANSFERS AND SURRENDERS for additional restrictions.

This Transfers section does not apply to transfers  under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

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Surrenders

During the accumulation period:

•          the gross dollar amount to be surrendered must be specified;

•          surrendered amounts may be subject to surrender charges:

•          for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•          for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•          full surrender of your  Contract may be subject to an annual Contract fee;

•          during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•          surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

During the annuitization  period, surrenders are not allowed.

See 6. TRANSFERS AND SURRENDERS for additional information.

Charges and Deductions

•          No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•          A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•          An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•          The optional riders are available at an additional cost

•          Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•          Principal Income Builder 3 – The current annual rider charge is 0.95% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•          Principal Income Builder 10 – The current annual rider charge is 1.10% of the average Investment Back withdrawal benefit base, deducted quarterly.  The maximum annual rider charge is 2.00%.

•          The daily Separate Account administration charge currently is 0.00% but we  reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.

•          There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•          Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we  do not charge the annual fee if your  accumulated value is $30,000 or more. If you  own more than one variable annuity contract with us, then all the contracts you  own or jointly own are aggregated on each contract’s anniversary  to determine if the $30,000 minimum has been met and whether that contract will be charged.

•          Certain states and local governments impose a premium tax. We  reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See 2. CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

•          You  may choose from several fixed annuity benefit payment options which are described in 7.The Annuitization Period.

•          Payments are made to the owner  (or beneficiary depending on the annuity benefit payment option selected). You  should carefully consider the tax implications of each annuity benefit payment option. See 7.The Annuitization Period and  10. FEDERAL TAX MATTERS.

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Death Benefit

•          The standard death benefit generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary  wholly divisible by seven. See 8. Death Benefit for more specific details.

•          If the owner  dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.  If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•          If the annuitant  dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•          The death benefit provided for each of the optional riders is:

•          Principal Income Builder 3 – beneficiary receives the death benefit under the Contract.

•          Principal Income Builder 10 - generally allows the beneficiary(ies) to elect the death benefit under the Contract or the Investment Back remaining withdrawal benefit base.

•          Enhanced Death Benefit Rider - generally is the greatest of the standard death benefit, premium payments accumulated at 5% effective annual interest rate or the highest accumulated value on any Contract anniversary.

See 8. Death Benefit and  7. The annuitization Period.

Examination Offer Period (free look)

You may return the Contract during the examination offer period, which is generally 10 days from the date you  receive the Contract. The examination offer period may be longer in certain states.

•          The amount refunded will be a full refund of your  accumulated value plus any Contract charges and premium taxes you  paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you  as they are already factored into the Separate Account division value.

•          The amount refunded may be more or less than the premium payments made.

•          We  recapture the full amount of any premium payment credit or exchange credit.

See 1.THE  CONTRACT  for additional information.

Optional Riders

Subject to certain conditions, you  may elect to add one or more of the available optional riders to your  Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We  may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you  may contact your  registered representative or call us at 1-800-852-4450.

The optional riders currently available are:

•      Premium Payment Credit  Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•      Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•          Principal Income Builder 3 – This rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options.

•          Principal Income Builder 10 – This rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options.

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Termination

The Contract will terminate:

•      If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you  have a GMWB rider.

•      If you  fully annuitize and your  accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.

The GMWB rider will terminate:

•      The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date).

•      The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•      The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except when the change in owner  is due to a spousal continuation of the rider or the removal/addition of a joint life.

•      The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•      The date you  make an impermissible change in a covered life.

•      If you have a GMWB1, GMWB 2-SL, GMWB 2-SL/JL, or PIB 10 rider:

•      If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•      The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•      If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.

The Enhanced Death Benefit rider will terminate:

•      The date the Contract owner  is changed.

•      Upon the death of the owner.

•      The date the Contract terminates.

•      The date the death benefit described in the Contract equals the enhanced death benefit under this rider so long as this occurs after the Lock-In Date.

•      The date we  receive your  request to cancel it in our  office.

The Waiver of Surrender Charge rider will terminate the date the Contract owner  is changed.

1. THE CONTRACT

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner  of a variable annuity, you  assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value  under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your  investment objectives, you  direct the allocation of premium payments and accumulated values. There can be no assurance that your  investment objectives will be achieved.

How to Buy a Contract

If you  want to buy a Contract, you  must submit an application and make an initial premium payment. If you  are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you  send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our  home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we  have received your  permission to retain the premium payment until we  receive the information necessary to issue the Contract.

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The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You  derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.

Premium Payments

•          The initial premium payment must be at least $5,000 for non-qualified contracts.

•          The initial premium payment must be at least $2,000 for all other contracts.

•          If you  are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your  initial and subsequent premium payments must be at least $100.

•          All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•          Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•          Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We  reserve the right to refuse any premium payment that we  feel presents a fraud or money laundering risk. Examples of the types of premium payments we  will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•          If you  are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•          The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our  prior approval. For further information, please call 1-800-852-4450.

•          We  reserve the right to treat all of your  and/or your  spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you  have exceeded the maximum premium limit (without home office approval).

•          The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•          Premium payments are credited on the basis of the unit value next determined after we  receive a premium payment.

•          The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•          If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we  reserve the right to terminate the Contract. See 9. additional information about the contract.

Allocating Premium Payments

•          On your  application, you  direct how your  premium payments will be allocated to the investment options.

•          Allocations must be in percentages.

•          Percentages must be in whole numbers and total 100%.

•          Subsequent premium payments are allocated according to your  then current allocation instructions.

•          Changes to the allocation instructions are made without charge.

•          A change is effective on the next valuation period after we  receive your  new instructions in good order.

•          You  can change the current allocations and future allocation instructions by:

•          mailing your  instructions to us;

•          calling us  at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

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•          Changes to premium payment allocations do not result in the transfer  of any existing investment option accumulated values. You  must provide specific instructions to transfer  existing accumulated values. We  currently do not charge a transaction fee for these transfers  but reserve the right to charge such a fee in the future.

•          Premium payments are credited on the basis of the unit value next determined after we  receive a premium payment.

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Original owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•          your  old contract is not subject to any surrender charges; and

•          the exchange offer is available in your  state.

Currently, there is no closing date for the exchange offer. We  reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice  to you.

See Appendix A for further details about the exchange offer.

Exchange Credit (for exchanges from our fixed deferred annuities)

If you  own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you  may transfer  the accumulated value, without charge, to the Contract described in this prospectus. We  will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you  for this exchange credit.

This exchange credit is allocated among the Contract’s investment options in the same ratio as your  allocation of premium payments. The credit is treated as earnings.

NOTE:  The exchange may not be suitable for you  if you  do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you  select.

NOTE:  The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you  elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your  existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:  This exchange credit may not be available in all states. In addition, we  reserve the right to change or discontinue the exchange credit. You  may obtain more specific information regarding the exchange credit from your  registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you  are satisfied with the purchase of your  Contract. Under state law, you  have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we  currently allocate your  initial premium payments to the investment options you  have selected, during times of economic uncertainty and with prior notice  to you, we  may exercise our  right to allocate initial premium payments to the Money Market division  during the examination offer period. If your  initial premium payments are allocated to the Money Market division and the free look is exercised, you  will receive the greater of premium payments or the accumulated value.

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19

In California, for owners age 60 or older, we  allocate initial premium payments to the Money Market division  during the examination offer period unless you  elect to immediately invest in the allocations you  selected. If your  premium payments were allocated to the Money Market division, after the free look period ends, your  accumulated value will be converted into units of the division(s)  according to your  allocation instructions. The units allocated will be based on the unit value next determined for each division.

To exercise your  free look, you  must send the Contract and a written request to us  postmarked before the close of business on the last day of the examination offer period.

If you  properly exercise your  free look, we  will cancel the Contract. In the states that require us to return your  premium payments, we  will return the greater of your  premium payments or accumulated value. In all states we  will return at least your  accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.

If you  are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you  return it on or before the seventh day of the examination offer period, we  will return the greater of:

•          the total premium payment(s) made; or

•          your  accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your  registered representative or by calling us at 1-800-852-4450.

Accumulated Value

The accumulated value of your  Contract is the total of the Separate Account division value plus the DCA Plus account(s) value  plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions  that you  choose and also reflects your  premium payments, partial surrenders, surrender charges, partial annuitizations  and the Contract expenses deducted from the Separate Account.

The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you  bear the investment risk. At the end of any valuation period, your  Contract’s value in a division  is:

•          the number of units you  have in a division  multiplied by

•          the value of a unit  in the division.

The number of units is equal to the total units purchased by allocations to the division  from:

•          your  initial premium payment;

•          subsequent premium payments;

•          your  exchange credit;

•          premium payment credits; and

•          transfers  from another investment option

minus units sold:

•          for partial surrenders and/or partial annuitizations  from the division;

•          as part of a transfer  to another division  or the Fixed Account; and

•          to pay Contract charges and fees (not deducted as part of the daily unit value calculation).

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s  net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

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The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d = the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*     When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division  also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you  own in the division.

The Company reserves the right to terminate a Contract and send you  the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you  have a GMWB rider. The Company will first notify you  of its intent to exercise this right and give you  60 days to increase the accumulated value to at least $2,000.

Telephone and Internet Services

If you  elect telephone services or you  elect internet services and satisfy our  internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•          make premium payment allocation changes;

•          set up Dollar Cost Averaging (DCA) scheduled transfers;

•          make transfers; and

•          make changes to Automatic Portfolio Rebalancing (APR).

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We  reserve the right to refuse telephone service or internet transaction requests. You  are liable for a loss resulting from a fraudulent telephone or internet order that we  reasonably believe is genuine. We  follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we  may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your  address of record.

Instructions received via our  telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we  will provide you  with prior notice  (by mail or by email, if previously authorized by you) if we  modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice  if we  modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners  in a non-discriminatory fashion.

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Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You  may also elect telephone authorization for your  registered representative by providing us written notice.

If you  elect telephone privileges, instructions

•          may be given by calling us at 1-800-852-4450 while we  are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•          that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•          that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•          that are not in good order when received by us will be effective the next valuation date that we  receive good order instructions.

Internet

Internet services are available to you  if you  register for a secure login on the Principal Financial Group web site, www.principal.com. You  may also elect internet authorization for your  registered representative by providing us written notice.

If you  register for internet privileges, instructions

•          that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•          that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•          that are not in good order when received by us will be effective the next valuation day that we  receive good order instructions.

2. CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our  costs, we  bear the loss. If the expense is more than our  costs, the excess is profit to the Company. We  expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we  receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:  If you  plan to make multiple premium payments, you  need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

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Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your  contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.

NOTE:  Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•          For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•          For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we  assume that surrenders and transfers  are made in the following order:

•          first from premium payments no longer subject to a surrender charge;

•          then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•          then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE:  Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Amount

The free surrender amount may be surrendered without a charge. This amount is the greater of:

•          earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

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•          10% of the premium payments, decreased by any partial surrenders and partial annuitizations  since the last Contract anniversary.

Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).

Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).

When Surrender Charges Do Not Apply

The surrender charge does not apply to:

•          amounts applied under an annuity benefit payment option; or

•          payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•          amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•          an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider

This rider is automatically added to the Contract at issue.  There is no charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary  if the original owner  or original annuitant  has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.

The benefits are available for a critical need if the following conditions are met:

•      the original owner  or original annuitant  has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•      the critical need did not exist before the contract date.

For the purposes of this rider, the following definitions apply:

•    health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant  or a member of their immediate families. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•    terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice  to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.

•    total and permanent disability — a disability that occurs after the contract date but before the original owner  or annuitant  reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:  The Waiver of Surrender Charge Rider is not available in Massachusetts.

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Transaction Fee

To assist in covering our  administration costs, we  reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our  administration costs or to discourage market timing, we  also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer  after the first unscheduled transfer  in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

If we  elect to begin charging for the transaction fees, we  will provide you  with advance written notice.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we  elect to begin deducting any premium taxes, we  will provide you  with advance written notice. Any deduction is made from either a premium payment when we  receive it, or the accumulated value when you  request a surrender (total or partial) or you  request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we  do not charge the annual fee if your  accumulated value is $30,000 or more. If we  elect to begin charging the annual fee if your  accumulated value is $30,000 or more, we  will provide you  with advance written notice. If you  own more than one variable annuity contract with us, all the Contracts you  own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary  and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Separate Account Annual Expenses

Mortality and Expense Risks Charge

We assess each division  with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We  agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit  is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We  have a mortality risk in that we  guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We  do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our  expenses, primarily related to operation of the Contract, including

•          furnishing periodic Contract statements, confirmations and other customer communications;

•          preparation and filing of regulatory documents (such as this prospectus);

•          preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•          providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our  costs, we  bear the loss. If the mortality and expense risks charge is more than our  costs, the excess is profit to the Company.

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Administration Charge

Currently, we  do not impose a Separate Account administration charge. We  reserve the right to assess each Separate Account division with a daily administration charge that is guaranteed not to exceed the annual rate of 0.15% of the average daily net asset value of the divisions. We  will provide prior written notice  in the event that we  exercise our  right to assess the administration charge.

In the event that we  assess the administration charge, it would be imposed in order to cover our  costs for administration of the Contract that are not covered in the mortality and expense risk charge, above. In the event that we  assess an administration charge, it would not be imposed after the annuitization date of the Contract. In the event that we  assess an administration charge, it would be assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above.

Charges for Rider Benefits Currently Available

Subject to certain conditions, you  may add one or more of the following optional riders to your  Contract. Please contact your  registered representative or call us at 1-800-852-4450 if you  have any questions.

Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We  currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We  will provide prior written notice  in the event that we  decide to exercise our  right to reduce the Fixed Account interest rate.

If you  elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your  8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your  Contract accumulated value is moved to units in your  chosen divisions  that do not include this rider charge. This move of division  units  will not affect your  accumulated value. It will, however, result in a smaller number of division  units  but those units will have a higher unit value. We  will notify you  when the division  units  move because of discontinuation of the rider charge.

The rider charge is intended to cover our  cost for the credit(s).

Principal Income Builder 3 (PIB 3) Rider

The current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

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We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Principal Income Builder 10 (PIB 10) Rider

The current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Charges for Rider Benefits No Longer Available

Enhanced Death Benefit Rider (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you  have the Enhanced Death Benefit Rider, please see Appendix  H for a description of the rider and its charges.

GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you  have the GMWB 1 Rider, see Appendix  G for a description of the rider and its charges.

GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after January 21, 2008, the GMWB 2-SL (Single Life) Rider is not available. If you  have the GMWB 2-SL Rider, see Appendix  F for a description of the rider and its charges.

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

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For rider applications signed on or after July 23, 2012, the GMWB 2-SL/JL (Single Life/Joint Life) Rider is not available. If you  have the GMWB 2-SL/JL Rider, see Appendix  E for a description of the rider and its charges.

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Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our  opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We  may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners  and other owners  with contracts funded by the Separate Account.

3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our  general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our  general account. The general account is the assets of the Company other than those assets allocated to any of our  Separate Accounts. Subject to applicable law, we  have sole discretion over the assets in the general account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You  can obtain more information concerning the Fixed Account and DCA Plus accounts from your  registered representative or by calling us at 1-800-852-4450.

We reserve the right to refuse premium payment allocations and transfers  from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We  will send you  a written notice  at least 30 days prior to the date we  exercise this right. We  will also notify you  if we  lift such restrictions.

Fixed Account

The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each Contract anniversary, we  declare a renewal interest rate that applies to the Fixed Account value  in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

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NOTE: We  reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you  elect the Premium Payment Credit Rider.

NOTE: Transfers  and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE: We  may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Fixed Account Value

Your Fixed Account value on any valuation date is equal to:

•          premium payments or credits allocated to the Fixed Account;

•          plus any transfers  to the Fixed Account from the other investment options;

•          plus interest credited to the Fixed Account;

•          minus any surrenders or applicable surrender charges or partial annuitizations  from the Fixed Account;

•          minus any transfers  to the Separate Account.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your  DCA Plus account value  is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer  occurs on the next valuation date. The transfers  are allocated according to your  DCA Plus allocation instructions. Transfers  into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:  If you  elect the Premium Payment Credit Rider, you  may not participate in the DCA Plus program.

DCA Plus Premium Payments

You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers  will be made. Subsequent premium payments of at least $1,000 are permitted. You  can change your  DCA Plus allocation instructions during the transfer  period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account

DCA Plus accounts are available in either a 6-month transfer  program or a 12-month transfer  program. The 6-month transfer  program and the 12-month transfer  program generally will have different credited interest rates. You  may enroll in both a 6-month and 12-month DCA Plus program. However, you  may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer  program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer  program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer  an amount each month which is equal to your  DCA Plus account value divided by the number of months remaining in your  transfer  program. For example, if four scheduled transfers  remain in the six-month transfer  program and the DCA Plus account value  is $4,000, the transfer  amount would be $1,000 ($4,000 / 4).

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DCA Plus Transfers

Transfers are made from DCA Plus accounts to the investment options according to your  allocation instructions. The transfers  begin after we  receive your  premium payment and completed enrollment instructions. Transfers  occur on the 28th of the month and continue until your  entire DCA Plus account value  is transferred.

Unscheduled DCA Plus Transfers.  You  may make unscheduled transfers  from DCA Plus accounts to the investment options. A transfer  is made, and values determined, as of the end of the valuation period in which we  receive your  request.

DCA Plus Surrenders.  You  may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

4. Living Benefit - Guaranteed Minimum Withdrawal Benefit (GMWB)

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you  against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value.

We currently make available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider.  We  offer different GMWB riders so you  can choose the level of benefits and charges that make the most sense for you.  The availability and eligibility requirements of these riders are shown below.

Name of Rider	PIB 3	PIB 10
Marketing Name	Principal Income Builder 3	Principal Income Builder 10
Availability	Available July 23, 2012, if approved in your state	Available July 23, 2012, if approved in your state
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81

Prior to July 23, 2012, we  made available other GMWB riders.  However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX G. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX F. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see Appendix E.

You may elect a GMWB rider only when you  purchase the Contract. We  reserve the right, in our  sole discretion, to allow Contract owners  to add a rider after issue. If we  exercise this right, we  will give written notice  and our  offer will not be unfairly discriminatory.

Factors to Consider Before You Buy A GMWB Rider

A GMWB rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

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A GMWB rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed Account or DCA Plus Accounts.

•          Have an aggressive growth investment objective.

•          Plan on taking withdrawals that exceed the GMWB withdrawal limits.

Before you  purchase this rider, you  should carefully consider the following:

•          The features of a GMWB rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          If you  take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•          A GMWB rider does not guarantee that the withdrawal benefit payment(s) will be sufficient to meet your  future income needs.

•          A GMWB rider is not a guarantee that you  will receive any earnings on your premium payments.

•          A GMWB rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect a GMWB rider.

•          Once elected, you  may not terminate the GMWB rider until the 5th Contract anniversary  following the rider effective date.

You should review the terms of each GMWB rider carefully and work with your  registered representative to decide which GMWB rider, if any, is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

Which GMWB Rider May Be Appropriate for You

The Principal Income Builder 3 rider may be appropriate if you:

•          Want to protect against the risk of you  or your  spouse outliving your  income.

•          Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•          Want our  lowest-cost GMWB rider.

•          Want to defer taking withdrawals for a shorter period and receive an accelerated GMWB Bonus rate. The PIB 3 Bonus period is 3 years at 7%, 6%, and 5% of premium payments.

The Principal Income Builder 10 rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your original investment due to market decline. One of the withdrawal options is designed to permit you  to recover at least your premium payments.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

•          Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•          Do not plan to take withdrawals for at least 10 years after the rider effective date and want to take advantage of the 10-year GMWB Bonus. The PIB 10 Bonus period is 10 years at 5.00% annually of the premium payments.

•          Are willing to pay a higher cost for the flexibility provided by these features.

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GMWB Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.

The GMWB rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of a GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.

Please see APPENDIX B for information regarding GMWB investment options.

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Overview of Principal Income Builder 3

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you  annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your  available withdrawal benefit payment amount. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division  values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.

Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Principal Income Builder 3 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•          GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•          GMWB Step-Up — an increase to the withdrawal benefit base in an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•          Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we  guarantee you  may withdraw each contract year.

Principal Income Builder 3 - Withdrawal Benefit Base

The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We  calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.

The initial withdrawal benefit base is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:

1. is the accumulated value on the Contract anniversary.

2. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

            d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

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If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you  make additional premium payments or a GMWB Step-Up is applied.

Principal Income Builder 3 - Withdrawal Benefit Payment

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.   Owner  if there is only one owner;

b.   Annuitant  if the owner  is not a natural person;

c.   Youngest joint owner if there are joint owners; or

d.   Youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be:

a.   The owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

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Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½.  If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

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Principal Income Builder 3 - Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:

a. You  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. You  may remove a joint owner or primary beneficiary as a covered life.

c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner as a covered life.

b. You  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner or primary beneficiary as a covered life.

b. You  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

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Principal Income Builder 3 - Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value.

If you  take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples in APPENDIX C.

Principal Income Builder 3 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

If you  choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

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RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          Your  Contract may not have the Enhanced Death Benefit Rider;

•          The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          You  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

Principal Income Builder 3 - GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we  previously have allowed Contract owners  to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of:

•          The 3rd Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your  Contract accumulated value.

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Principal Income Builder 3 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the withdrawal benefit base, we  will Step-Up the withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than the withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of the withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge; and

3.   You  have not fully annuitized the Contract.

Effect of Reaching the Maximum Annuitization Date Under the Principal Income Builder 3 Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment option:

•          Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.

Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 3 Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, we  will pay the withdrawal benefit payments as follows:

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your  death (annuitant’s death if the owner  is not a natural person); or the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or

b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

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If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse

Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or

b. Receive the death benefit under the Contract.

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

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If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, all payments stop and all rights and benefits under the Contract terminate.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

Termination and Reinstatement of the Principal Income Builder 3 Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The For Life withdrawal benefit base is zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary  following the rider effective date).

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the Principal Income Builder 3 Rider

This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.   The Contract accumulated value is greater than zero;

2.   There has not been a previous spousal continuation of the Contract and this rider; and

3.   Your  spouse is either:

      a. your  primary beneficiary, if you  were the sole owner; or

      b. the surviving joint owner, if there were joint owners.

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If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicate on the date of your  spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
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Effect of Divorce on the Principal Income Builder 3 Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 – Excess Withdrawals.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.
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Overview of Principal Income Builder 10

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your  available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your  Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Additional death benefit. This rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Principal Income Builder 10 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

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Principal Income Builder 10 - Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

Principal Income Builder 10 - Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•          The rider effective date and

•          Each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the accumulated value on the Contract anniversary.

2. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

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Principal Income Builder 10 - Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•          The rider effective date,

•          When a premium payment is made,

•          When a GMWB Step-Up is applied, and

•          When a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•          increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Principal Income Builder 10 - Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.   Owner  if there is only one owner;

b.   Annuitant  if the owner  is not a natural person;

c.   Youngest joint owner if there are joint owners; or

d.   Youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

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To be eligible for “Joint Life” the covered lives must be:

a.   The owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

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Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:

a. You  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. You  may remove a joint owner or primary beneficiary as a covered life.

c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner as a covered life.

b. You  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner or primary beneficiary as a covered life.

b. You  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

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An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Principal Income Builder 10 - Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples in APPENDIX D.

Principal Income Builder 10 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

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c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          Your  Contract may not have the Enhanced Death Benefit Rider;

•          The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          You  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

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Principal Income Builder 10 - GMWB Bonus

Under the GMWB Bonus, on each of the first 10 Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we  previously have allowed Contract owners  to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%

The GMWB Bonus is no longer available after  the earlier of:

•          The 10th Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

Principal Income Builder 10 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge; and

3.   You  have not fully annuitized the Contract.

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On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge;

3.   You  have not fully annuitized the Contract; and

4.   The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Effect of Reaching the Maximum Annuitization Date Under the Principal Income Builder 10  Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in Principal Income Builder 10 - Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•          We  will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•         for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 10 Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either:

•          The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or

•          The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either:

•          The “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          The “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 10 Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or

b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or

b. Elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following:

a. Receive the death benefit under the Contract*; or

b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or

b. Elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

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**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

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If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Principal Income Builder 10 Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

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If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the Principal Income Builder 10 Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.   The Contract accumulated value is greater than zero;

2.   There has not been a previous spousal continuation of the Contract and this rider; and

3.   Your  spouse is either:

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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Effect of Divorce on the Principal Income Builder 10 Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

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GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Years 1-10 — 5.00% of premium payments

•          Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

5. Premium Payment Credit Rider

The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.

If you  elect this rider, the following provisions apply to the Contract:

•          We  will apply a credit of 5% of the premium payment to your  accumulated value for each premium payment received during your  first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you  make a premium payment of $10,000 in your  first contract year, a credit amount of $500 will be added to your  accumulated value (5% x $10,000).

•          No credit(s) are applied for premium payments made after the first contract year.

•          For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•          The premium payment credit is allocated among the investment options according to your  then current premium payment allocations.

•          We  recapture the credit(s) if you  exercise your  right to return the Contract during the examination offer period or if you  request full annuitization  of the Contract prior to the third Contract anniversary.

•          The amount we  recapture may be more than the current value of the credit(s). If your  investment options have experienced negative investment performance (i.e., have lost value) you  bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•          Partial annuitizations  are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•          Credits are considered earnings under the Contract, not premium payments.

•          All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•          The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•          The DCA Plus program is not available to you  if you  elect this rider.

If you  elect the Premium Payment Credit Rider, your  unit values will be lower than if you  did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your  accumulated value is moved to units in your  chosen divisions  that do not include this rider charge. This move of division  units  will not affect your  accumulated value. It will, however, result in a smaller number of division  units  but those units will have a higher unit value. We  will notify you  when the division  units  move because of discontinuation of the rider charge. The following example is provided to assist you  in understanding this adjustment.

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	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you  would be worse off for having received the credit. In making this determination, you  should consider the following factors:

•          this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•          we  recapture the credit(s) if you  exercise your  right to return the Contract during the examination offer period or if you  request full annuitization  of the Contract prior to the third Contract anniversary.

•          partial annuitizations  are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•          any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•          the higher Separate Account charges reduce investment performance.

The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We  expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:

•          a $25,000 initial premium payment and no additional premium payments;

•          the deduction of maximum Separate Account annual expenses:

•          Contracts with the Premium Payment Credit Rider:

•          2.00% annually for the first eight contract years

•          1.40% annually after the first eight contract years

•          Contracts without the Premium Payment Credit Rider:

•          1.40% annually for all contract years.

•          the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2011;

•          0%, 5% and 10% annual rates of return before charges; and

•          payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,087.59	$23,628.51	$24,262.59	$24,836.01	$25,437.59	$26,090.77
2	$22,537.96	$22,927.75	$24,891.88	$25,332.36	$27,450.31	$28,092.73
3	$22,000.82	$22,461.77	$25,538.33	$26,118.76	$29,687.23	$30,487.36
4	$21,677.77	$22,000.97	$26,465.32	$26,931.46	$32,346.99	$33,034.84
5	$21,355.74	$21,545.42	$27,441.05	$27,756.12	$35,192.95	$35,746.05
6	$21,034.82	$21,095.15	$28,436.56	$28,593.01	$38,239.49	$38,632.67
7	$20,715.12	$20,650.23	$29,452.41	$29,472.38	$41,502.11	$41,707.19
8	$20,577.50	$20,210.67	$30,769.14	$30,365.14	$45,247.50	$44,983.01
9	$20,079.72	$19,898.71	$31,608.13	$31,456.75	$48,743.66	$48,747.37
10	$19,593.26	$19,588.11	$32,470.01	$32,571.32	$52,509.97	$52,783.27
15	$17,321.88	$17,317.30	$37,144.98	$37,260.87	$76,183.26	$76,579.77
20	$15,297.20	$15,293.11	$42,493.05	$42,625.63	$110,529.27	$111,104.56

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The better your  Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you  surrender your  Contract with the Premium Payment Credit Rider while subject to a surrender charge, your  surrender value will be less than the surrender value of a Contract without this rider.

6. Transfers and surrenders

Division Transfers

•          You  may request an unscheduled transfer  or set up a scheduled transfer  by

•          mailing your  instructions to us;

•          calling us at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

•          You  must specify the dollar amount or percentage to transfer  from each division.

•          The minimum transfer  amount is the lesser of $100 or the value of your  division.

•          In states where allowed, we  reserve the right to reject transfer  instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer  to the Fixed Account if:

•          a transfer  has been made from the Fixed Account to a division  within six months; or

•          following the transfer, the Fixed Account value  would be greater than $1,000,000.

Unscheduled Transfers

You may make unscheduled division  transfers  from one division  to another division  or to the Fixed Account.

•          Transfers  are not permitted into DCA Plus accounts.

•          Transfer values are calculated using the price next determined after we  receive your  request.

•          We  reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer  after the first unscheduled transfer  in a contract year. If we  elect to begin charging for the transaction fee, we  will provide you  with written notice  at least 30 days in advance.

Limitations on Unscheduled Transfers. We  reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division  of the Separate Account or any underlying mutual fund. In addition, we  may suspend or modify transfer  privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•          requiring a minimum time period between each transfer;

•          imposing the transaction fee;

•          limiting the dollar amount that an owner  may transfer  at any one time; or

•          not accepting transfer  requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

•          You  may elect to have transfers  made on a scheduled basis.

•          There is no charge for scheduled transfers  and no charge for participating in the scheduled transfer program.

•          You  must specify the dollar amount of the transfer.

•          You  select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•          If the selected date is not a valuation date, the transfer  is completed on the next valuation date.

•          Transfers  are not permitted into DCA Plus accounts.

•          If you  want to stop a scheduled transfer, you  must provide us notice prior to the date of the scheduled transfer.

•          Transfers  continue until your  value in the division  is zero or we  receive notice  to stop the transfers.

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•          The number of divisions  available for simultaneous transfers will never be less than two.  When we  have more than two divisions available, we  reserve the right to limit the number of divisions  from which simultaneous transfers  are made.

Scheduled transfers  are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your  money to investment options over a longer period of time. This allows you  to reduce the risk of investing most of your  money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$ 25.00	4
February	$100	$ 20.00	5
March	$100	$ 20.00	5
April	$100	$ 10.00	10
May	$100	$ 25.00	4
June	$100	$ 20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).

You may transfer  amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer  is effective on the valuation date following  our receipt of your  instructions. You  may transfer  amounts on either a scheduled or unscheduled basis. You  may not make both scheduled and unscheduled Fixed Account transfers  in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value  if less than $100). Once per contract year, within the 30 days following the Contract anniversary  date, you  can:

•          transfer  an amount not to exceed 25% of your  Fixed Account value; or

•          transfer  up to 100% of your  Fixed Account value if:

•          your  Fixed Account value  is less than $1,000; or

•          a minus b is greater than 1% where:

a = the weighted average of your  Fixed Account interest rates for the preceding contract year; and

b = the renewal interest rate for the Fixed Account.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You  may make scheduled transfers  on a monthly basis from the Fixed Account to the Separate Account as follows:

•          You  may establish scheduled transfers  by sending a written request or by telephoning the home office at 1-800-852-4450.

•          Transfers  occur on a date you  specify (other than the 29th, 30th or 31st of any month).

•          If the selected date is not a valuation date, the transfer  is completed on the next valuation date.

•          Scheduled transfers  are only available if the Fixed Account value  is $5,000 or more at the time the scheduled transfers  begin.

•          Scheduled monthly transfers  of a specified dollar amount will continue until the Fixed Account value is zero or until you  notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your  Fixed Account value.

•          The minimum transfer amount is $100.

•          If the Fixed Account value  is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•          If you  stop the transfers, you  may not start transfers  again without our prior approval.

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Automatic Portfolio Rebalancing (APR)

•          APR  allows you  to maintain a specific percentage of your  Separate Account division value in specified divisions  over time.

•          You  may elect APR  at any time after the examination offer period has expired.

•          APR  is not available for values in the Fixed Account or the DCA Plus accounts.

•          APR  is not available if you  have arranged scheduled transfers  from the same division.

•          There is no charge for APR  transfers  and no charge for participating in the APR  program.

•          APR  will be done on the frequency you  specify:

•          quarterly (on a calendar year or contract year basis); or

•          semiannually or annually (on a contract year basis).

•          You  may rebalance by

•          mailing your  instructions to us;

•          calling us at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

•          Divisions  are rebalanced at the end of the next valuation period following your  request.

Example:  You  elect APR  to maintain your  Separate Account division value with 50% in the LargeCap Value division  and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division  are redeemed and applied to the Bond & Mortgage Securities division  so that 50% of the Separate Account division value is once again in each division.

Surrenders

You may surrender your  Contract by providing us notice. Surrender requests may be sent to us at:

Principal Life Insurance Company

P O Box 9382

Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your  receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we  receive your  request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you  do not provide us with specific percentages, we  will use your  premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).

Total Surrender

•          You  may surrender the Contract at any time before the annuitization date.

•          Surrender values are calculated using the price next determined after we  receive your  request.

•          The cash surrender value is your  accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•          We  reserve the right to require you  to return the Contract.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

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Unscheduled Partial Surrender

•          You  may surrender a part of your  accumulated value at any time before the annuitization date.

•          You  must specify the dollar amount of the surrender (which must be at least $100).

•          The surrender is effective at the end of the valuation period during which we  receive your  written request for surrender.

•          The surrender is deducted from your  investment options according to your  surrender allocation percentages.

•          If surrender allocation percentages are not specified, we  use your  premium payment allocation percentages.

•          We  surrender units from your  investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•          Your  accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we  reserve the right to increase this amount up to and including $10,000.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender

•          You  may elect partial surrenders from any of your  investment options on a scheduled basis.

•          Your  accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•          You  may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•          If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•          We  surrender units from your  investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•          The partial surrenders continue until your  value in the investment option is zero or we  receive written notice  to stop the partial surrenders.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

7. The Annuitization Period

Annuitization Date

You may specify an annuitization date in your  application. You  may change the annuitization date with our prior approval. The request must be in writing. You  may not select an annuitization date prior to the first Contract anniversary  or after the maximum annuitization date (the later of age 85 or ten years after Contract issue; state variations may apply) found on the data pages. If you  do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

Full Annuitization

Any time after the first contract year, you  may annuitize your  Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we  may pay out the entire amount in a single payment. The Contract would then be canceled. You  may select when you  want the payments to begin (within the period that begins the business day following our receipt of your  instruction and ends one year after our receipt of your  instructions).

Once payments begin under the annuity benefit payment option you  choose, the option may not be changed. In addition, once payments begin, you  may not surrender or otherwise liquidate or commute any of the portion of your  accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You  should consider this carefully when you  select or change the annuity benefit payment commencement date.

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Partial Annuitization

If your  Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization  endorsement, you  have the right to partially annuitize a portion of your  accumulated value. If your  Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization  endorsement, partial annuitization  is not available and all references to “partial annuitization” within this prospectus do not apply to your  Contract. A full list of states in which partial annuitization  is available may be obtained from your  registered representative or by calling us at 1-800-852-4450.

After the first contract year and prior to the annuitization date, you  may annuitize a portion of your  accumulated value by sending us a notice.

If you  have elected the Premium Payment Credit Rider, the amount of the partial annuitization  during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.

The minimum partial annuitization  amount is $2,000. Any partial annuitization  request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you  selected, the option may not be changed. In addition, once payments begin you  may not surrender or otherwise liquidate or commute any portion of your  accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your  accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you  choose. You  may elect to have your  annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:

•          amount of accumulated value applied to the annuity benefit payment option;

•          annuity benefit payment option selected; and

•          age and gender of the annuitant  (unless fixed income option is selected).

The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your  selection of an annuity benefit payment option for a partial annuitization  must be in writing and may not be changed after payments begin. Your  selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

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If an annuity benefit payment option is not selected, we  will automatically apply:

•          for Contracts with one annuitant  — Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations  include:

•          Fixed Period Income – Level payments continue for a fixed period. You  may select a range from 5 to 30 years (state variations may apply). If the annuitant  dies before the selected period expires, payments continue to you  or the person(s) you  designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•          Life Income – Level payments continue for the annuitant’s lifetime. If you  defer the first payment date, it is possible that you  would receive no payments if the annuitant  dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant  dies.

•          Life Income with Period Certain  – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant  dies before all of the guaranteed payments have been made, the guaranteed payments continue to you  or the person(s) you  designate until the end of the guaranteed payment period.

•          Joint and Survivor – Payments continue as long as either the annuitant  or the joint annuitant is alive. You  may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you  would only receive one payment under this option if both annuitants die before the second payment is due. If you  defer the first payment date, it is possible that you  would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•          Joint and Survivor with Period Certain – Payments continue as long as either the annuitant  or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You  may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you  or the person(s) you  designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options

If you  own one or more tax qualified annuity contracts, you  may avoid tax penalties if payments from at least one of your  tax qualified contracts begin no later than April 1 following the calendar year in which you  turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your  life or over the joint lives of you  and your  designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your  death on certain excess accumulations. You  should confer with your  tax advisor about any potential tax penalties before you  select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).

Death of Annuitant (During the Annuitization Period)

If the annuitant  dies during the annuity benefit payment period, remaining payments are made to the owner  throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner  is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

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8. Death Benefit

This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant  unless the annuitant  is also an owner  or the owner  is not a natural person.

The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your  death we  will make equal payments to the surviving beneficiaries unless you  provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your  estate in a single payment.

Upon your  death, only your  beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may either

a. continue the Contract; or

b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your  death we  will make equal payments to the surviving beneficiaries unless you  provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your  estate in a single payment.

Unless your  spouse elects to continue the Contract, only your  spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

The surviving owner  receives the death benefit under the Contract.

Upon your  death, only the surviving owner’s  right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may either

a. continue the Contract; or

b. receive the death benefit under the Contract.

Unless your  surviving spouse owner  elects to continue the Contract, upon your  death, only your  spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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Before the annuitization date, you  may give us written instructions for payment under a death benefit option. If we  do not receive your  instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we  pay the death benefit in a single payment, subject to proof of your  death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit Formula

The amount of the standard death benefit is the greatest of a, b or c, where:

a = the accumulated value on the date we  receive proof of death and all required documents;

b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization  made prior to the date we  receive proof of death and all required documents; and

c = the highest accumulated value on any Contract anniversary  that is wholly divisible by seven (for example, Contract anniversaries  7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary  and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization  made after that Contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization  made prior to the date we  receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y = the accumulated value immediately prior to the partial surrender or partial annuitization; and

z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:    Your  accumulated value is $10,000 and you  take a partial surrender of $2,000 (20% of your  accumulated value). For purposes of calculating the death benefit, we  reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see Appendix H for more information.

Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). We  pay interest (as required by state law) on the death benefit from the date we  receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE:  Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions  until the valuation period during which we  receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions  until the valuation period during which we  receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.

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9. ADDITIONAL INFORMATION ABOUT THE CONTRACT

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrendered amounts are generally disbursed within seven calendar days after we  receive your  instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization  of the accumulated value or the transfer  to or from a division  may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:

•          trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•          an emergency exists, as determined by the SEC, as a result of which:

•          disposal by a mutual fund of securities owned by it is not reasonably practicable;

•          it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•          the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer  will be processed on the first valuation date following the expiration of the permitted delay unless we  receive your  written instructions to cancel your  surrender, annuitization, or transfer. Your  written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.

In addition, we  reserve the right to defer payment of that portion of your  accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant  has been misstated, we  adjust the annuity benefit payment under your  Contract to reflect the amount that would have been payable at the correct age and gender. If we  make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we  deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your  Contract is part of your  qualified plan, IRA, SEP, or SIMPLE-IRA, you  may not assign ownership.

You may assign ownership of your  non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We  assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at  our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your  rights, as well as those of the annuitant  and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

The Company may refuse any assignment or transfer  at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

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If your  Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Change of Owner or Annuitant

If your  Contract is part of your  qualified plan, IRA, SEP, or SIMPLE-IRA you  may not change either the owner  or the annuitant.

You may change the owner  and/or annuitant  of your  non-qualified contract at any time. Your  request must be in writing and approved by us. After approval, the change is effective as of the date you  signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We  reserve the right to require that you  send us the Contract so that we  can record the change.

If an annuitant  who is not an owner  dies while the Contract is in force, a new annuitant  may be named unless the owner  is a corporation, trust or other entity.

If your  Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Beneficiary

While this Contract is in force, you  have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you  have named an irrevocable beneficiary, you  may change your  beneficiary designation by sending us notice.

If your  Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you  if your  accumulated value at the end of the accumulation period is less than $2,000, unless you  have the GMWB rider. Before the Contract is terminated, we  will send you  a notice  to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement

Reinstatement is only available for full surrender of your  Contract. You  cannot reinstate a partial surrender or partial annuitization; if you  return either of these amounts, they will be considered new premium payments.

If you  have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•          we  reinstate the Contract effective on the original surrender date;

•          if you  had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•          we  apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you  paid when you  surrendered the Contract ;

•          these amounts are priced on the valuation date the money from the other company is received by us;

•          commissions are not paid on the reinstatement amounts; and

•          new data pages are sent to your  address of record.

If you  have any of the optional riders, rider fees will apply for the period between the date you  requested termination and the date your  Contract was reinstated.

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If you  have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

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Reports

We will mail to you  a statement, along with any reports required by state law, of your  current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you  apply for a Contract, we  will ask for your  name, address, date of birth, and other information that will allow us to verify your  identity. We  may also ask to see your  driver’s license or other identifying documents.

If concerns arise with verification of your  identification, no transactions will be permitted while we  attempt to reconcile the concerns. If we  are unable to verify your  identity within 30 days of our receipt of your  original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We  will not suspend your  right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you  intend to trade frequently and/or use market timing investment strategies, you  should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•          Disrupt the management of the underlying mutual funds by:

•          forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•          causing unplanned portfolio turnover;

•          Hurt the portfolio performance of the underlying mutual funds; and

•          Increase expenses of the underlying mutual fund and separate account due to:

•          increased broker-dealer commissions; and

•          increased record keeping and related costs.

If we  are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we  will identify and prevent abusive trading in all instances. When we  do identify abusive trading, we  will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we  will take action that may include, but is not limited to:

•          Rejecting transfer  instructions from a Contract owner  or other person authorized by the owner  to direct transfers;

•          Restricting submission of transfer  requests by, for example, allowing transfer  requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•          Limiting the number of unscheduled transfers  during a contract year to no more than 12;

•          Prohibiting you  from requesting a transfer  among the divisions  for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•          Taking such other action as directed by the underlying mutual fund.

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We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer  requests into a fund.

In some instances, a transfer  may be completed prior to a determination of abusive trading. In those instances, we  will reverse the transfer  (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We  will give you  notice  in writing in this instance.

Distribution of the Contract

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balance Account, Diversified Growth Account and Diversified Income Account.

Princor is an affiliate of the Company. Both Princor and the Company are subsidiaries of Principal Financial Services, Inc.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.

Performance Calculation

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions  for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division  invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division  invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

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From time to time the Separate Account advertises its Money Market division’s  “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division  refers to the income generated by an investment in the division  over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division  is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions  is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

10. FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You  should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Taxation of Non-Qualified Contracts

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•          Premium payments made under non-qualified contracts are not excludable or deductible from your  gross income or any other person’s gross income.

•          An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•          Generally, owners  who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.

•          Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•          The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•          Annuity benefit payments:

•          The “investment in the Contract” is generally the total of the premium payments made.

•          The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•          After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or  our affiliates to the same owner  within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your  tax advisor before changing ownership of your  Contract.

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Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•          If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•          If you  die prior to the annuitization date, the entire interest in the Contract will be distributed:

•          within five years after the date of your  death; or

•          as annuity benefit payments which begin within one year of your  death and which are made over the life of your  designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

•          If you  take a distribution from the Contract before you  are 59½, you  may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your  death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your  designated beneficiary is your  surviving spouse, the Contract may be continued with your  spouse deemed to be the new owner  for purposes of the Internal Revenue Code. Where the owner  or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

Taxation of Qualified Contracts

Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•          IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•          SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your  employees by contributing to their IRAs.

•          SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You  derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer  among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your  tax advisor for the rules which apply to your  specific situation.

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Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•          made on or after you  reach age 59½;

•          made to a beneficiary on or after your  death;

•          made upon your  disability;

•          part of a series of substantially equal periodic payments for the life or life expectancy of you  or you  and the beneficiary;

•          made to pay certain medical expenses;

•          for health insurance premiums while unemployed;

•          for first home purchases (up to $10,000);

•          for qualified higher education expenses;

•          for qualified disaster tax relief distributions (up to $100,000);

•          for qualified reservist distributions;

•          for amounts levied by the IRS directly against your  IRA;

•          for earnings associated with refunds of excess IRA contributions paid prior to your  tax filing deadline;

•          for Roth IRA conversions (assuming the conversion remains in the Roth IRA for 5 years); or

•          for transfer  of IRA incident to divorce.

For more information regarding premature distributions, please reference IRS Publication 590 and consult your  tax advisor.

Rollover IRAs

If you  receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you  may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You  can accomplish this by electing a direct rollover from the plan, or you  can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you  do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your  taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You  may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion.  For more information, please see your  tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your  tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you  turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's  IRAs.

NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.

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Failure to comply with the RMD rules can result in an excise tax penalty.

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Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

11. GENERAL INFORMATION ABOUT THE COMPANY

Corporate Organization and Operation

Principal Life Insurance Company

Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We  are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we  were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We  became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we  changed our name to Principal Mutual Life Insurance Company. In 1998, we  became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

Principal Life Insurance Company Separate Account B

The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We  do not guarantee the investment results of the Separate Account. There is no assurance that the value of your  Contract will equal the total of the payments you  make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.

The Separate Account is divided into divisions. The assets of each division  invest in a corresponding underlying mutual fund. New divisions  may be added and made available. Divisions  may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You  may request additional copies of these documents without charge from your  registered representative or by calling us at 1-800-852-4450.

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We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division  are separate from the others. A division’s  performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you  should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

Deletion or Substitution of Separate Account Divisions

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We  will make no such substitution or deletion without first notifying you  and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).

If the shares of a division  are no longer available for investment or if, in the judgment of our management, investment in a division  becomes inappropriate for the purposes of our contract, we  may eliminate the shares of a division  and substitute shares of another division  of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.

If we  eliminate divisions, you  may change allocation percentages and transfer  any value in an affected division  to another division(s)  without charge. You  may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you  receive notice  of the options available. You  may only exercise this right if you  have any value in the affected division(s).

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.

We will notify you  of shareholder meetings of the mutual funds underlying the divisions  in which you  hold units. We  will send you  proxy materials and instructions for you  to provide voting instructions to us. We  will arrange for the handling and tallying of proxies received from you  and other owners. If you  give no voting instructions, we  will vote those shares in the same proportion as shares for which we  received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

We determine the number of fund shares that you  may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We  determine the number of underlying fund shares you  may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we  are required by regulators to disregard voting instructions, we  may decide to vote the shares of the underlying mutual funds in our own right.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.

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Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we  may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners  having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you  want to receive multiple copies of these materials, you  may call us at 1-800-852-4450. You  may also notify us in writing. Individual copies of prospectuses and reports will be sent to you  within thirty (30) days after we  receive your  request to stop householding.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You  may ask your  registered representative about these differing and divergent interests, how your  registered representative is personally compensated, and how your  registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We  and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•          if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•          if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•          if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•          based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.

The broker or dealer may pay to its financial professionals some or all of the amounts we  pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’  instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

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Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners  of Contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we  are subject to the insurance laws and regulations of other states and jurisdictions where we  are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.

Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Vista Division

Invests in:	American Century VP Vista Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long term capital growth.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

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Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:

seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

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Goldman Sachs VIT Structured Small Cap Equity Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund - Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco Van Kampen V.I. Value Opportunities Division Fund

Invests in:	Invesco V.I. Van Kampen V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks growth of capital.

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Neuberger Berman AMT Small Cap Growth Division

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Asset Allocation Division

Invests in:	Principal Variable Contract Funds Asset Allocation Account – Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total investment return consistent with the preservation of capital.

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Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-term growth of income and capital.
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Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and ClearBridge Advisors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.
90

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

91

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

92

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

93

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk..

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

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Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

95

13. REGISTRATION STATEMENT

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You  may request a free copy of the SAI by contacting your  registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration numbers for the Contract are 333-116220 and 811-02091.

14. TABLE OF CONTENTS OF THE SAI

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	14
Financial Statements	15
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	163
Consolidated Financial Statements	164

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation

a company of

the Principal Financial Group

Des Moines, IA 50392-2080

Telephone: 1-800-852-4450

96

APPENDIX A ‑ PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Original owners  of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•          Your  old contract is not subject to any surrender charges; and

•          Available in your  state.

Exchange Offer Terms and Conditions

•          You  must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider. To qualify for a GMWB rider, you  (or the annuitant  if the original owner  is a non-natural person) must be between the ages of 45 and 80.

•          You  must receive a current prospectus for the new contract.

•          You  must complete all required exchange offer forms.

•          The Premium Payment Credit Rider is not available on the new contract.

•          If we  approve your  application to participate in the exchange offer, you  are directing that all of your  investment options under your  old contract be terminated. The resulting amount will be transferred to your  new contract and allocated as you  direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your  Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).

•          The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•          Any new premium payments (excluding the amount transferred under this exchange offer) you  make to the new contract are subject to surrender charges.

•          At Contract issue, the death benefit under your  new contract will be the greater of the death benefit under your  old contract on the exchange date or the death benefit under the new contract.

•          We  reserve the right to require you  to return your  old contract to us. Upon issuing you  a new contract, your  old contract will terminate.

•          The exchange offer is not available for partial exchanges.

•          Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We  reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice  to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your  best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your  old contract. For your  convenience, we  have provided the following chart with a side-by-side summary comparison of the features and costs of your  old contract and the new contract available under the exchange offer.

There may be additional differences important for you  to consider prior to making an exchange. You  should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix A - Principal Variable Annuity Exchange Offer 97

Summary Comparison* of Principal Variable Annuity and

Investment Plus Variable Annuity with GMWB Rider

To participate in the exchange offer you  must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider(s)	Not available	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Not applicable	Diversified Balanced Account Diversified Growth Account Diversified Income Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Base Death Benefit

An amount equal to the greatest of

(i) total premium payments less surrenders, or

(ii) Contract value, or

(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of

(i) total premium payments less surrenders, or

(ii) Contract value, or

(iii) 7 year Step-Up

For partial surrenders, the death benefit is reduced proportionately for each withdrawal.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die
Appendix A - Principal Variable Annuity Exchange Offer 98

D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.00%	Same
Available Underlying Mutual Fund Expenses****	Maximum Annual: 1.40% Minimum Annual: 0.26%	Maximum Annual: 0.57% Minimum Annual: 0.54%

Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.

	Not available Not available	Maximum Annual: 1.65% Current Annual: 0.95% Maximum Annual: 2.00% Current Annual: 1.10%

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*       Does not reflect state variations.

**      Charges taken daily as a percentage of the average daily Separate Account division value.

***    Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****   For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Charges and Expenses

The new contract and your  old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.

Appendix A - Principal Variable Annuity Exchange Offer 99

Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your  death, we  will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) not available under the old contract. A GMWB rider allows you  to take certain guaranteed annual withdrawals, regardless of your  Contract accumulated value.

You may add only one GMWB rider to your  Contract. You  must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you  purchase the new contract.

Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.

Election of a GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective.

            Principal Income Builder 3

The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.

The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you  annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your  rider withdrawal benefit payments.  The GMWB Bonus does not increase your  Contract accumulated value.

The Principal Income Builder 3 rider allows your  beneficiary(ies) to choose a death benefit under the Contract.

Principal Income Builder 10

The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division  values rise with market growth.

The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you  annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your  rider withdrawal benefit payments. The GMWB Bonus does not increase your  Contract accumulated value.

The Principal Income Builder 10 rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider.

Appendix A - Principal Variable Annuity Exchange Offer 100

Please review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your  needs.

Tax Matters

Although we  believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we  recommend that you  consult your  tax advisor before electing to participate in the exchange offer.

There may be differences between your  old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you  are using the old contract in connection with a tax-qualified retirement plan, you  should consult a tax advisor before electing to participate in the exchange offer. See 10. FEDERAL TAX MATTERS section of this prospectus.

Appendix A- Principal Variable Annuity Exchange Offer 101

APPENDIX B — GMWB INVESTMENT OPTIONS

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account division  value  is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account;

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We  may make available other GMWB Models. We  also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB Model or investment option and wish to transfer  back to that GMWB Model or investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE:  If you  have the GMWB 1 rider and elect to Step-Up, you  agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer  100% of your  Separate Account division value from your  current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you  transfer  from a discontinued GMWB investment option, you  will not be able to transfer  back to that GMWB investment option. You  may make a transfer  by providing us notice (we  will effect the transfer  at the price next determined after we  receive your  notice  in good order).

If your  Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you  may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we  will rebalance your  Separate Account division value each calendar quarter. You  may not transfer  your  Separate Account division  value  to any other discontinued GMWB investment option. You  may transfer  your  Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix B – GMWB Investment Options                                                                           102

GMWB Investment Options Underlying Funds

You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you  wish to invest your  Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we  do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)

•          GMWB Self-Build Model A;

•          GMWB Self-Build Model B;

•          GMWB Self-Build Model C;

•          GMWB Self-Build Model D;

•          Principal LifeTime 2010 Account;

•          Principal LifeTime 2020 Account;

•          Principal LifeTime 2030 Account;*

•          Principal LifeTime Strategic Income Account;

•          Strategic Asset Management Balanced Portfolio;

•          Strategic Asset Management Conservative Balanced Portfolio; or

•          Strategic Asset Management Flexible Income Portfolio.

*     Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 3.  FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers  under your  Contract, see 6. TRANSFERS AND SURRENDERS and 9.  ADDITIONAL INFORMATION ABOUT THE CONTRACT.

GMWB Self-Build Models

GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.

Each of the GMWB Self-Build Models requires you  to allocate your  Separate Account division value and premium payments in specified percentages among asset classes and provides you  limited ability to select the Separate Account divisions that you  wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

Appendix B – GMWB Investment Options                                   103

If you  are invested in a GMWB Self-Build Model, you  are directing us to allocate your  Separate Account division value  and premium payments according to the allocation percentages you  have set. In addition, you  are directing us to automatically rebalance your  Separate Account division value each calendar quarter to match the allocation percentages you  set in your  GMWB Self-Build Model. The sum of the percentages that you  allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you  invest in all the asset classes must equal 100% of your  Separate Account division value.

You may transfer  among the divisions  within an asset class or sub-class as long as your  allocations for that asset class or sub-class equal the percentage established by your  chosen GMWB Self-Build Model, and you  adhere to the transfer provisions of your  Contract (see 6. TRANSFERS AND SURRENDERS and 9.  ADDITIONAL INFORMATION ABOUT THE CONTRACT). We  currently do not charge a fee for a transfer. If we  start charging a fee in the future, we  will not impose such fee on the quarterly Automatic Portfolio Rebalancing.

You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your  Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we  do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We  may make available other GMWB Models. We  may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you  if you  transfer  out of a GMWB Model and wish to transfer  back to that model.

In maintaining a GMWB Self-Build Model, you  should consider your  personal objectives, investment time horizons, risk tolerance and other financial circumstances. You  should also remember that asset allocation does not insure a profit or protect against loss. You  may wish to ask your  financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your  selections remain appropriate for your  needs, contact your  financial representative.

GMWB Select Models

GMWB Select Models are not available for Contracts issued on or after November 21, 2008.

Each of the GMWB Select Models requires you  to allocate your  Separate Account division  value  and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you  are invested in a GMWB Select Model, you  are directing us to allocate your  premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you  are directing us to automatically rebalance the Separate Account division  value  each calendar year to match the allocation percentages of your  chosen GMWB Select Model.

Appendix B – GMWB Investment Options                                                                104

APPENDIX C – Principal Income Builder 3 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 assume the following:

•          the owner  is age 62 and the owner’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          The For Life withdrawal benefit base prior to partial surrender = $100,000.

•          “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner  attaining age 65.

•          “Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the owner  makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•          the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.

Appendix C – Principal Income Builder 3 Examples                                                                        105

Example 3

In contract year one, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($100,000).

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.

In contract year two, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

•          The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)

Appendix C – Principal Income Builder 3 Examples                                              106

Example 5

The owner  elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner  will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225

Examples 6 assumes the following:

•          the owner  is age 70 and the owner’s spouse is age 56 on the rider effective date.

•          initial premium payment = $100,000.

•          The For Life withdrawal benefit base prior to partial surrender = $100,000.

•          “Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner  attaining age 75.

•          “Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Example 6

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.

In contract year two, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.

Appendix C – Principal Income Builder 3 Examples                                                     99

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)

Examples With Excess Withdrawals

Examples 7-8 assume the following:

•          the owner  is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.

•          the initial premium payment is $100,000

•          the withdrawal benefit base prior to partial surrender = $100,000

•            “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750

•          Withdrawal taken = $8,000

•          excess amount under the For Life withdrawal option is $3,250

Example 7

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life

The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and

b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.

Example 8

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Appendix C – Principal Income Builder 3 Examples                                                108

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life

The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and

b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62

Appendix C – Principal Income Builder 3 Examples                                                109

APPENDIX D – Principal Income Builder 10 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 (without excess withdrawals) assume the following:

•          the owner  is age 62 and the owner’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner  attaining age 70.

•          “Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the owner  makes a premium payment of $50,000.

Appendix D – Principal Income Builder 10 Examples                                                                                110

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•          the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3

In contract year one, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.

Appendix D – Principal Income Builder 10 Examples                                                                                111

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($95,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the For Life remaining withdrawal benefit base remains the same ($95,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).

Example 5

The owner  elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner  will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

Appendix D – Principal Income Builder 10 Examples                                                                                112

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Example 6 (without excess withdrawals) assumes the following:

•          the owner  is age 70 and the owner’s spouse is age 56 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner  attaining age 75.

•          “Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Example 6

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner  has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.

In contract year two, the owner  elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.

Appendix D – Principal Income Builder 10 Examples                                                                                113

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($96,000); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the For Life remaining withdrawal benefit base remains the same ($96,000); and

the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).

Examples With Excess Withdrawals

Excess withdrawal examples 7-8 assume the following:

•          the owner  is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 7

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples                                                                                114

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

Appendix D – Principal Income Builder 10 Examples                                                                             115

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 8

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix D – Principal Income Builder 10 Examples                                                                             116

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

Appendix D – Principal Income Builder 10 Examples                                                                             117

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850

Appendix D – Principal Income Builder 10 Examples                                                                             118

APPENDIX E – GMWB 2- SL/JL (NO LONGER AVAILABLE FOR SALE)

Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your  rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your  rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Appendix E – GMWB 2-SL/JL  (No Longer Available for Sale)                                                                           119

Overview of GMWB 2-SL/JL

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your  eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Appendix E – GMWB 2-SL/JL  (No Longer Available for Sale)                       120

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

This rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed or DCA Accounts.

•          Have an aggressive growth investment objective.

•          Anticipate you  will take withdrawals prior to the oldest owner’s  age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Before you  purchase this rider, you  should carefully consider the following:

•          The features of this rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          Although this rider is designed to permit you  to recover at least your  premium payments, if you  take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•          The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your  future income needs.

•          The rider is not a guarantee that you  will receive any return on your  premium payments.

•          The rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          This rider restricts your  investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect this rider.

•          Once elected, you  may not terminate this rider until the fifth Contract anniversary  following the rider effective date.

You should review the terms of this rider carefully and work with your  registered representative to decide if this rider is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

Appendix E – GMWB 2-SL/JL  (No Longer Available for Sale)                    121

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account Division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see APPENDIX B for information regarding transfers  between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

Appendix E – GMWB 2-SL/JL  (No Longer Available for Sale)                             122

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See  Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited,

•          when a GMWB Step-Up is applied, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Appendix E – GMWB 2-SL/JL  (No Longer Available for Sale)                                                        123

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be

a.   the owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   the joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 124

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 125

Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation, then

a. you  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you  may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner as a covered life.

b. you  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner or primary beneficiary as a covered life.

b. you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 126

Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 127

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders)

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 128

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 129

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge;

3.   you  have not fully annuitized the Contract; and

4.   the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 130

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 131

GMWB 2-SL/JL Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 132

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 133

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 134

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 135

Spousal Continuation of the Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   there has not been a previous spousal continuation of the Contract and this rider; and

3.   your  spouse is either

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 136

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 137

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.

•          Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2.  Charges and Deductions) is 0.75%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2. Charges and Deductions) is 0.95%.

•          Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 138

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s  actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•          “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

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Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 140

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the For Life remaining withdrawal benefit base remains the same ($102,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 141

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 142

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 143

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 144

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 145

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 146

APPENDIX F — GMWB 2-SL (No Longer Available For Sale)

GMWB 2-SL Rider – Investment Protector Plus 2

Appendix F is only applicable to Contract owners  who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your  state).

For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. When there is a rider charge increase, you  have the following options before the effective date of the change:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the Step-Up feature of this rider and electing to remain at your  current rider charge. Once you  opt out of the Step-Up feature, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

We use certain defined terms in our description of the riders. For your  convenience, we  have included definitions of those terms in the GMWB Terms.

GMWB Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 147

For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.

Maximum annual rider charge.   This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).

Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.

Additional death benefit. This rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits.

Election of the GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective. We  reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 148

GMWB Terms

We use the following definitions to describe the features of a GMWB rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your  responsibility to select your  GMWB investment option. You  may wish to ask your  registered representative to assist you  in making your  selection. We  reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 149

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 150

Under this rider, For Life withdrawal benefit payments are “Single Life”.  “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Covered Life Change

Any ownership change (annuitant  change if the owner  is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner  due to a spousal continuation of the rider.

Effect of Withdrawals

The rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we  have provided several examples at the end of this appendix.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 151

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. See Required Minimum Distribution (RMD) Program for GMWB Riders.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

Appendix F – GMWB 2 SL (No Longer Available for Sale)                                                                 152

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      153

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you  did not previously opt out of the GMWB Step-Up feature. If your  spouse elects the special GMWB Step-Up, we  will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your  Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your  surviving spouse will be charged the then current rider charge. If your  surviving spouse continues your  Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (the death of the first annuitant  to die if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      154

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL Upon Death.

•          If you  elect the For Life withdrawal option, you  will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described below.

GMWB 2-SL Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or

b. elect one of the following:

•         receive the death benefit under the Contract*;

•         receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      155

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8. Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**    We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      156

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is zero at your  death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      157

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur of

•          the date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          the date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          the date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.

•          the date your  surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the GMWB 2-SL Rider

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   the Contract and this rider have not been previously continued; and

3.   your  Spouse is either

a.   your  primary beneficiary, if you  were the sole owner; or

b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract with this rider, your  spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your  death. All other provisions of this rider will continue as in effect on the date of your  death.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      158

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge is 1.00%.

•          Current annual charge if you  opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary  is 0.75%.

•          Current annual charge if you  do not opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary  is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7% of the Investment Back withdrawal benefit base.

•          For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          Single Life only

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      159

EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-3)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

Example 1

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2

In contract year one:

•          no withdrawals are taken.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      160

Example 3

In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 4-5)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 4

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      161

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      162

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      163

For Life

The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 5

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      164

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      165

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      166

APPENDIX G — GMWB 1 (No Longer Available For Sale)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix G is only applicable to Contract owners  who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.

For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you  elect a GMWB Step-Up, you  will be charged the then current rider charge.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Eligibility requirements for the GMWB 1 Rider are that the oldest owner  (or oldest annuitant  if the owner  is not a natural person) must be younger than age 81.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      167

Election of the GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective. We  reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB 1 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your  responsibility to select your  GMWB investment option. You  may wish to ask your  financial advisor to assist you  in making your  selection. We  reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      168

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date; and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is

•          increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary  and any GMWB Bonus credited since the previous Contract anniversary; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date;

•          when a premium payment is made;

•          when any applicable GMWB Bonus is credited; and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      169

To help you  better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting     the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, (RMD) Program for GMWB Riders.)

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      170

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

On each of the first five Contract anniversaries following the rider effective date, we  will credit a bonus of 5% of premium payments as of the Contract anniversary  (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided  that you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is no longer available after the earlier of

•          the fifth Contract anniversary  following the rider effective date; or

•          the date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

Beginning with the fifth Contract anniversary  after the rider effective date, if your  Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you  may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your  Contract accumulated value on the most recent Contract anniversary.

To elect the GMWB Step-Up, you  must notify us within 30 days after your  fifth Contract anniversary  following the rider effective date. If you  do not elect to Step-Up at that time, you  are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you  must wait five contract years to elect another Step-Up.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      171

By electing a GMWB Step-Up, you  agree to accept the then current rider charge. If you  do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you  agree to select from the then current GMWB investment options.

If your  surviving spouse continues your  Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your  surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary  and a new five-year Step-Up period will begin. If your  surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.

If your  rider has an effective date on or after June 15, 2008, it will provide that if your  Investment Back remaining withdrawal benefit base reduces to zero, your  rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you  make subsequent premium payments.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

•          If you  elect the For Life withdrawal option, you  will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                      172

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1. Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2. GMWB payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 1 Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (the death of the first annuitant  to die if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            173

GMWB 1 Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8. DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**    We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            174

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is zero at your  death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            175

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   the Contract and this rider have not been previously continued; and

3.   your  spouse is either

a.   your  primary beneficiary, if you  were the sole owner; or

b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract with this rider, your  spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your  death. All other provisions of this rider will continue as in effect on the date of your  death.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            176

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time we  will terminate this rider upon the earliest to occur of

•          the date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          the date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          the date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.

•          the date your  surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            177

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge

•          Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.

•          Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.

•          Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits	• Investment Back — 7% of the Investment Back withdrawal benefit base. • For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments

•          Single Life only

•          Available the Contract anniversary  following the date the oldest owner  turns 59 ½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this Rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Optional GMWB Step-Up that you  may elect beginning with the 5th Contract anniversary. Once you  have elected a GMWB Step-Up, you  must wait at least 5 contract years to elect another GMWB Step-Up.

•          Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES

These examples have been provided to assist you  in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          For Life (5%) withdrawal benefit payment = $5,000.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            178

Example 1

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2

In contract year one:

•          no withdrawals are taken.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•          the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•          the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3

In contract year one, the client takes a withdrawal of $5,000.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($100,000);

•          the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            179

Example 4

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client takes a withdrawal of $5,000.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

In contract year three, no withdrawals are taken.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            180

Example 5

In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62

•          the initial premium payment is $100,000

•          the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to withdrawal = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            181

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*     The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*     The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            182

For Life

The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            183

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            184

For Life

The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            185

APPENDIX H - ENHANCED DEATH BENEFIT RIDER (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We  reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.

The charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your  death (annuitant’s death, if the owner  is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

The Enhanced Death Benefit Rider provides you  with the greater of the enhanced death benefit (described below) or the standard death benefit (see 8. DEATH BENEFIT).

Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary  following the oldest owner’s  75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:

a = 1 minus 2 where:

1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and

2 = an adjustment for each partial surrender and each partial annuitization  made since the rider effective date increased at a 5% effective annual interest rate.

b = (1 plus 2) minus 3 where:

1 = the highest accumulated value on any Contract anniversary  since the rider effective date;

2 = any premium payments received since that Contract anniversary; and

3 = an adjustment for each partial surrender and each partial annuitization  made since that Contract anniversary.

c = the standard death benefit (see 8. DEATH BENEFIT)

After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:

d = (1 plus 2) minus 3 where:

1 = the value from item a above as of the lock-in date

2 = any premium payments received since the lock-in date

3 = an adjustment for each partial surrender and each partial annuitization  made since the lock-in date.

e = (1 plus 2) minus 3 where:

1 = the value from item b above as of the lock-in date

2 = any premium payments received since the lock-in date

3 = an adjustment for each partial surrender and each partial annuitization  made since the lock-in date.

f = the standard death benefit.

The adjustment for each partial surrender or partial annuitization  is (1 divided by 2) multiplied by 3, where:

1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;

2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and

3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE:  For Contracts issued in New York and Washington — under this rider, if the original owner  dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner  dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                                                            186

When available, this rider can only be elected at the time the Contract is issued. You  may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.

This rider terminates on the earliest of the following:

1. the date the Contract owner  is changed; or

2. the death of the owner; or

3. the date the Contract terminates; or

4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or

5. the date We  receive your  request to cancel it in our office.

EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005

Original premium payment = $100,000

Owner's age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY  (01/01/ 2009) (prior to the lock-in date)

Assume the following:

Accumulated value (AV) = $105,000

Additional premium payments = $0

Partial surrenders and partial annuitizations  = $0

Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.

a.   $121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations  taken since the rider effective date increased at a 5% effective annual interest rate)

b.   $105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary  since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations  taken since that Contract anniversary)

c.   Standard death benefit = $105,000 where the standard death benefit is the greater of

i.         $105,000 = AV

ii.    $100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization  taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                               187

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY  WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000

Additional premium payment = $50,000

AV after premium payment = $156,000

Partial surrenders and partial annuitizations  = $0

Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.    $156,000 = AV

ii.  $150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY  (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000

Additional premium payments since last Contract anniversary  = $0

Partial surrenders/annuitizations since last Contract anniversary  = $0

Age of owner  = 74

The enhanced death benefit is the greatest of a, b, and c below.

a.  $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b.  $159,000 = $159,000 + $0 - $0

c.  Standard death benefit = $159,000 where the standard death benefit is the greater of

i.  $159,000 = AV

ii.  $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                                                            188

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY  and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000

Partial surrender on 06/30/2010 = $10,000

AV after partial surrender = $145,000

Age of owner  = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.  $172,664.93 = $180,128.16  x [1.05 x (180/365)] +  $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b.  $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c.  Standard death benefit = $145,000 where the standard death benefit is the greater of

i.     $145,000 = AV

ii.  $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] =  $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY  (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000

Premium payments since last Contract anniversary  = $0

Partial surrenders/annuitizations since last Contract anniversary  = $0

Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a.  $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b.  $150,000 = $150,000 + $0 - $0

c.  Standard death benefit = $150,000 where the standard death benefit is the greater of

i.                     $150,000 = AV

iii.  $140,325.00 = $140,325.00 + $0 -  $0

The enhanced death benefit is $177,040.60.  The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations  taken.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                                                             189

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY  and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000

06/30/2012 premium payment = $5,000

AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.         $182,040.60 = $177,040.60 + $5,000 - $0

b.         $155,000 = $150,000 + $5,000 - $0

c.         Standard death benefit = $155,000 where the standard death benefit is the greater of

      i.      $155,000 = AV  (after premium payment made)

      ii.     $145,325 = $140,325 + $5,000 -  $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY  (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000

Premium payments since lock-in date = $0

Partial Surrenders/annuitizations since lock-in date = $0

Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV  on any Contract anniversary  divisible by seven (e.g., 7, 14, 21).  The enhanced death benefit is the greatest of a, b, and c below.

a.         $182,040.60 = $182,040.60 + $0 - $0

b.         $155,000 = $155,000 + $0 - $0

c.         Standard death benefit = $160,000 where the standard death benefit is the greatest

  i. $160,000 = AV  on seventh Contract anniversary

ii.   $145,325 = $145,325 + $0 -  $0

iii.   $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary  accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations  since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                      190

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY  and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000

Partial surrender = $5,000

AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

      i.   $185,000 = AV

      ii.   $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

      iii.   $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000

Partial surrender - $10,000

AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.         $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.         $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.            $100,000 = accumulated value

ii.   $128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.   $141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49

The enhanced death benefit is $161,140.64.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                         191

Appendix I - CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information.

The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2011	$15.804	$16.304	3.16%	170
2010	11.689	15.804	35.20	168
2009	8.349	11.689	40.00	122
2008	15.526	8.349	-46.23	109
2007	13.782	15.526	12.65	78
2006	12.608	13.782	9.31	53
2005(1)	11.857	12.608	6.33	18
American Century VP Inflation Protection
2011	12.175	13.436	10.36	4,861
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
2008	11.087	10.773	-2.83	4,752
2007	10.250	11.087	8.17	5,125
2006	10.216	10.250	0.33	3,389
2005(1)	10.127	10.216	0.88	1,227
American Century VP Mid Cap Value
2011	11.579	11.339	-2.08	57
2010(2)	10.000	11.579	15.79	17
American Century VP Ultra
2011	11.263	11.219	-0.39	3,824
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
2008	12.863	7.412	-42.38	4,883
2007	10.779	12.863	19.33	3,530
2006	11.297	10.779	-4.59	2,714
2005(1)	10.962	11.297	3.06	911
American Century VP Vista
2011	13.928	12.670	-9.03	117
2010	11.385	13.928	22.34	145
2009	9.413	11.385	20.95	123
2008	18.553	9.413	-49.26	125
2007	13.441	18.553	38.03	87
2006	12.485	13.441	7.66	39
2005(1)	11.980	12.485	-4.22	71

Appendix I Condensed Financial Information                               192

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2011	$15.859	$14.402	-9.19%	146
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
2008	13.760	7.984	-41.98	60
2007	12.176	13.760	13.01	38
2006	11.851	12.176	2.75	25
2005(1)	10.954	11.851	8.19	10
Fidelity VIP Contrafund®
2011	14.599	14.017	-3.99	2,728
2010	12.643	14.599	15.47	2,671
2009	9.450	12.643	33.79	2,635
2008	16.698	9.450	-43.41	2,410
2007	14.415	16.698	15.84	2,031
2006	13.098	14.415	10.05	1,240
2005(1)	11.562	13.098	13.29	427
Fidelity VIP Equity-Income
2011	11.471	11.403	-0.60	558
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
2008	13.952	7.879	-43.53	572
2007	13.951	13.952	0.01	686
2006	11.779	13.951	18.44	347
2005(1)	11.373	11.779	3.57	94
Fidelity VIP Growth
2011	12.122	11.967	-1.28	379
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
2008	15.069	7.841	-47.97	436
2007	12.048	15.069	25.07	376
2006	11.447	12.048	5.25	204
2005(1)	10.809	11.447	5.90	59
Fidelity VIP Mid Cap
2011	18.571	16.350	-11.96	507
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
2008	17.768	10.597	-40.36	357
2007	15.600	17.768	13.90	321
2006	14.053	15.600	11.01	198
2005(1)	12.492	14.053	12.50	36

Appendix I Condensed Financial Information                      193

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2011	$14.233	$11.627	-18.31%	2,626
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659
2008	18.498	10.237	-44.66	2,623
2007	16.003	18.498	15.59	2,013
2006	13.759	16.003	16.31	1,503
2005(1)	11.951	13.759	15.13	581
Franklin Small Cap Value Securities
2011	12.663	12.036	-4.95	123
2010(3)	10.000	12.663	26.63	27
Goldman Sachs VIT Mid Cap Value
2011	15.286	14.134	-7.54	788
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
2008	15.148	9.417	-37.83	981
2007	14.863	15.148	1.92	925
2006	12.956	14.863	14.72	550
2005(1)	11.892	12.956	8.95	162
Goldman Sachs VIT Structured Small Cap Equity
2011	11.738	11.670	-0.58	418
2010	9.134	11.738	28.50	395
2009	7.244	9.134	26.09	360
2008	11.118	7.244	-34.84	322
2007	13.481	11.118	-17.53	287
2006	12.159	13.481	10.87	189
2005(1)	11.502	12.159	5.71	--
Invesco V.I. Basic Value
2011	9.709	9.296	-4.26	389
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
2008	13.154	6.265	-55.69	91
2007	13.118	13.154	0.28	69
2006	11.733	13.118	11.80	49
2005(1)	11.307	11.733	3.77	5
Invesco V.I. International Growth
2011	9.046	8.353	-7.66	621
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
2008(4)	10.000	6.076	-39.24	14

Appendix I Condensed Financial Information                                      194

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. SmallCap Equity
2011	$15.226	$14.928	-1.96%	273
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188
2008	14.762	10.014	-32.16	82
2007	14.212	14.762	3.87	50
2006	12.253	14.212	15.99	25
2005(1)	11.498	12.253	6.57	6
MFS Utilities
2011	14.604	15.362	5.19	178
2010	13.028	14.604	12.10	84
2009(5)	10.000	13.028	30.28	30
MFS Value
2011	13.342	13.115	-1.70	97
2010	12.147	13.342	9.84	100
2009(5)	10.000	12.147	21.47	32
Neuberger Berman AMT Partners
2011	13.538	11.852	-12.46	291
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
2008	16.356	7.689	-52.99	356
2007	15.148	16.356	7.97	327
2006	13.666	15.148	10.84	209
2005(1)	12.298	13.666	11.12	40
Neuberger Berman AMT Small Cap Growth
2011	9.836	9.612	-2.28	222
2010	8.327	9.836	18.13	223
2009	6.869	8.327	21.23	221
2008	11.492	6.869	-40.23	179
2007	11.578	11.492	-0.74	163
2006	11.138	11.578	3.95	104
2005(1)	10.677	11.138	4.32	35
Neuberger Berman AMT Socially Responsive
2011	13.628	13.044	-4.28	401
2010	11.232	13.628	21.33	373
2009	8.654	11.232	29.79	384
2008	14.471	8.654	-40.20	338
2007	13.617	14.471	6.27	265
2006	12.126	13.617	12.30	144
2005(1)	11.467	12.126	5.75	54

Appendix I Condensed Financial Information                                         195

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2011	$12.832	$12.921	0.69%	170
2010	11.489	12.832	11.69	153
2009(5)	10.000	11.489	14.89	35
PIMCO VIT High Yield Portfolio
2011	11.308	11.544	2.08	986
2010 (3)	10.000	11.308	13.08	488
PIMCO VIT Total Return
2011	11.390	11.655	2.33	2,029
2010	10.667	11.390	6.78	1,309
2009(5)	10.000	10.667	6.67	353
T. Rowe Price Blue Chip Growth
2011	12.609	12.622	0.11	486
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
2008	13.879	7.860	-43.37	114
2007	12.494	13.879	11.09	87
2006	11.571	12.494	7.98	51
2005(1)	10.774	11.571	7.40	34
T. Rowe Price Health Sciences
2011	16.362	17.837	9.02	328
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
2008	15.836	11.076	-30.06	262
2007	13.623	15.836	16.24	181
2006	12.722	13.623	7.08	113
2005(1)	10.642	12.722	19.55	34
Van Eck Global Hard Assets
2011	16.741	13.773	-17.73	319
2010	13.174	16.741	27.08	190
2009(5)	10.000	13.174	31.74	60
Asset Allocation
2011	25.003	25.221	0.87	373
2010	23.206	25.003	7.74	381
2009	19.778	23.206	17.33	384
2008	26.647	19.778	-25.78	296
2007	24.140	26.647	10.39	254
2006	21.674	24.140	11.38	170
2005(1)	20.667	21.674	4.87	72

Appendix I Condensed Financial Information                                           196

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Bond & Mortgage Securities
2011	$20.832	$22.029	5.75%	4,013
2010	18.892	20.832	10.27	4,398
2009	15.821	18.892	19.41	4,388
2008	19.317	15.821	-18.10	4,452
2007	18.916	19.317	2.12	4,627
2006	18.302	18.916	3.35	2,822
2005(1)	18.080	18.302	1.23	1,000
Diversified Balanced
2011	10.883	11.137	2.33	27,478
2010(3)	10.000	10.883	8.83	14,593
Diversified Growth
2011	11.031	11.141	1.00	62,385
2010(3)	10.000	11.031	10.31	27,443
Diversified International
2011	23.552	20.727	-11.99	1,998
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
2008	31.029	16.480	-46.89	1,267
2007	27.066	31.029	14.64	1,077
2006	21.417	27.066	26.38	612
2005(1)	18.156	21.417	17.96	184
Equity Income
2011	9.206	9.586	4.13	18,577
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
2008	10.378	6.770	-34.77	12,992
2007(6)	10.000	10.378	3.78	11,013
Government & High Quality Bond
2011	11.095	11.640	4.91	4,636
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
2008(7)	10.000	10.094	0.94	12
International Emerging Markets
2011	36.604	29.825	-18.52	952
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
2008	41.619	18.554	-55.42	756
2007	29.657	41.619	40.33	658
2006	21.709	29.657	36.61	368
2005(1)	17.761	21.709	22.23	131

Appendix I Condensed Financial Information                                            197

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2011	$12.149	$11.984	-1.36%	5,817
2010	10.862	12.149	11.84	5,985
2009	8.482	10.862	28.06	6,533
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448
LargeCap Growth
2011	18.488	17.486	-5.42	528
2010	15.814	18.488	16.91	549
2009	12.607	15.814	25.44	576
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2011	33.638	33.112	-1.56	252
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40
LargeCap S&P 500 Index
2011	9.634	9.679	0.47	2,574
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416
2008	10.978	6.820	-37.88	1,888
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2011	24.017	23.997	-0.08	434
2010	21.317	24.017	12.67	434
2009	18.560	21.317	14.85	428
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	-1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84

Appendix I – Condensed Financial Information                                                                                        198

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap Blend
2011	$43.875	$46.923	6.95%	2,172
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319
Money Market
2011	14.140	13.965	-1.24	2,077
2010	14.318	14.140	-1.24	2,034
2009	14.466	14.318	-1.02	2,509
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Principal Capital Appreciation
2011	9.960	9.850	-1.11	733
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
2008	10.360	6.817	-34.20	203
2007(8)	10.000	10.360	3.60	93
Principal LifeTime 2010
2011	12.243	12.266	0.19	2,309
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.856	11.363	4.67	904
Principal LifeTime 2020
2011	12.726	12.434	-2.30	9,541
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657

Appendix I – Condensed Financial Information                                                                                        199

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2011	$12.485	$12.057	-3.43%	3,660
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
2008	13.780	8.652	-37.21	1,333
2007	13.168	13.780	4.65	1,138
2006	11.612	13.168	13.40	677
2005(1)	11.037	11.612	5.21	190
Principal LifeTime 2040
2011	12.606	12.053	-4.39	689
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
2008	14.107	8.615	-38.93	591
2007	13.409	14.107	5.21	555
2006	11.793	13.409	13.70	278
2005(1)	11.180	11.793	5.48	93
Principal LifeTime 2050
2011	12.593	11.946	-5.13	323
2010	10.973	12.593	14.76	327
2009	8.544	10.973	28.43	319
2008	14.195	8.544	-39.81	305
2007	13.482	14.195	5.29	271
2006	11.820	13.482	14.06	168
2005(1)	11.208	11.820	5.46	27
Principal LifeTime Strategic Income
2011	11.837	12.102	2.24	1,475
2010	10.775	11.837	9.86	1,505
2009	9.173	10.775	17.46	1,556
2008	12.204	9.173	-24.84	1,026
2007	12.101	12.204	0.85	1,246
2006	11.113	12.101	8.89	851
2005(1)	10.650	11.113	4.35	446
Real Estate Securities
2011	30.990	33.340	7.58	480
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
2008	29.571	19.606	-33.70	417
2007	36.380	29.571	-18.72	414
2006	26.965	36.380	34.92	286
2005(1)	22.385	26.965	20.46	81

Appendix I – Condensed Financial Information                                                                                        200

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2011	$10.317	$10.289	-0.27%	53,610
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
2008	10.314	7.519	-27.10	23,851
2007(8)	10.000	10.314	3.14	2,332
SAM Conservative Balanced
2011	10.844	10.955	1.03	10,213
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
2008	10.286	8.206	-20.22	4,867
2007(8)	10.000	10.286	2.86	599
SAM Conservative Growth
2011	9.623	9.461	-1.68	3,570
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317
2008	10.314	6.813	-33.94	1,434
2007(8)	10.000	10.314	3.14	410
SAM Flexible Income
2011	11.256	11.493	2.10	9,389
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
2008	10.222	8.706	-14.83	4,008
2007(8)	10.000	10.222	2.22	109
SAM Strategic Growth
2011	9.217	8.930	-3.11	2,460
2010	8.018	9.217	14.96	2,231
2009	6.370	8.018	25.87	1,781
2008	10.308	6.370	-38.20	1,229
2007(8)	10.000	10.308	3.08	401
Short-Term Income
2011	11.158	11.170	0.11	8,893
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
2008(7)	10.000	9.986	-0.14	19
SmallCap Growth II
2011	10.572	9.983	-5.57	529
2010	8.434	10.572	25.35	586
2009	6.483	8.434	30.09	551
2008	11.154	6.483	-41.88	498
2007	10.758	11.154	3.68	418
2006	9.996	10.758	7.62	244
2005(1)	9.337	9.996	7.06	65

Appendix I – Condensed Financial Information                                                                                        201

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2011	22.337	21.253	-4.85	1,710
2010	17.942	22.337	24.50	1,660
2009	15.635	17.942	14.76	1,053
2008	23.221	15.635	-32.67	1,766
2007	25.988	23.221	-10.65	1,639
2006	22.179	25.988	17.17	950
2005(1)	20.935	22.179	5.94	362

(1) Commenced Operations on March 1, 2005

(2) Commenced Operations on May 22, 2010

(3) Commenced Operations on January 4, 2010

(4) Commenced Operations on May 16, 2008

(5) Commenced Operations on May 16, 2009

(6) Commenced Operations on January 12, 2007

(7) Commenced Operations on November 21, 2008

(8) Commenced Operations on May 1, 2007

Appendix I – Condensed Financial Information                                                                                        202

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2011	$15.211	$15.599	2.55%	90
2010	11.318	15.211	34.40	66
2009	8.133	11.318	39.16	42
2008	15.216	8.133	-46.55	38
2007	13.589	15.216	11.97	41
2006	12.506	13.589	8.66	19
2005(1)	11.819	12.506	5.81	4
American Century VP Inflation Protection
2011	11.719	12.856	9.70	1,358
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
2008	10.865	10.494	-3.41	1,573
2007	10.106	10.865	7.51	1,864
2006	10.133	10.106	-0.27	1,377
2005(1)	10.095	10.133	-0.37	560
American Century VP Mid Cap Value
2011	11.536	11.230	-2.66	16
2010(2)	10.000	11.536	15.36	7
American Century VP Ultra
2011	10.841	10.734	-0.98	1,252
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
2008	12.606	7.220	-42.73	1,731
2007	10.627	12.606	18.62	1,347
2006	11.205	10.627	-5.16	1,128
2005(1)	10.927	11.205	2.54	468
American Century VP Vista
2011	13.406	12.122	-9.58	69
2010	11.024	13.406	21.61	73
2009	9.169	11.024	20.23	74
2008	18.182	9.169	-49.57	78
2007	13.252	18.182	37.20	76
2006	12.384	13.252	7.01	13
2005(1)	11.942	12.384	3.70	8

Appendix I – Condensed Financial Information                                                                                        203

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2011	$15.264	$13.780	-9.72%	46
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
2008	13.486	7.778	-42.33	30
2007	12.005	13.486	12.34	36
2006	11.754	12.005	2.14	12
2005(1)	10.920	11.754	7.64	3
Fidelity VIP Contrafund®
2011	14.052	13.411	-4.56	637
2010	12.242	14.052	14.79	646
2009	9.206	12.242	32.98	658
2008	16.364	9.206	-43.74	648
2007	14.212	16.364	15.14	540
2006	12.992	14.212	9.39	380
2005(1)	11.525	12.992	12.73	101
Fidelity VIP Equity-Income
2011	10.892	10.762	-1.19	184
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
2008	13.489	7.572	-43.87	177
2007	13.570	13.489	-0.60	180
2006	11.526	13.570	17.73	144
2005(1)	11.184	11.526	3.06	56
Fidelity VIP Growth
2011	11.667	11.450	-1.86	181
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
2008	14.768	7.638	-48.28	239
2007	11.879	14.768	24.32	230
2006	11.354	11.879	4.63	160
2005(1)	10.775	11.354	5.37	56
Fidelity VIP Mid Cap
2011	17.875	15.643	-12.48	137
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
2008	17.413	10.323	-40.72	134
2007	15.381	17.413	13.21	105
2006	13.939	15.381	10.35	85
2005(1)	12.452	13.939	11.94	35

Appendix I – Condensed Financial Information                                                                                        204

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2011	$13.699	$11.124	-18.80%	954
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992
2008	18.129	9.972	-44.99	1,056
2007	15.779	18.129	14.89	890
2006	13.647	15.779	15.62	694
2005(1)	11.913	13.647	14.56	301
Franklin Small Cap Value Securities
2011	12.587	11.892	-5.52	20
2010(3)	10.000	12.587	25.87	8
Goldman Sachs VIT Mid Cap Value
2011	14.713	13.523	-8.09	319
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
2008	14.845	9.173	-38.21	403
2007	14.655	14.845	1.30	416
2006	12.850	14.655	14.05	303
2005(1)	11.854	12.850	8.40	91
Goldman Sachs VIT Structured Small Cap Equity
2011	11.297	11.166	-1.16	117
2010	8.844	11.297	27.74	121
2009	7.057	8.844	25.32	127
2008	10.896	7.057	-35.23	139
2007	13.292	10.896	-18.03	132
2006	12.060	13.292	10.22	110
2005(1)	11.466	12.060	5.18	31
Invesco V.I. Basic Value
2011	9.344	8.894	-4.82	87
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
2008	12.891	6.103	-52.66	45
2007	12.933	12.891	-0.33	45
2006	11.638	12.933	11.13	33
2005(1)	11.272	11.638	3.25	8
Invesco V.I. International Growth
2011	8.904	8.174	-8.20	78
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
2008(4)	10.000	6.053	-39.47	4

Appendix I – Condensed Financial Information                                                                                        205

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. SmallCap Equity
2011	$14.655	$14.283	-2.54%	57
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50
2008	14.467	9.755	-32.57	51
2007	14.012	14.467	3.25	51
2006	12.154	14.012	15.29	30
2005(1)	11.462	12.154	6.04	7
MFS Utilities
2011	14.462	15.121	4.56	34
2010	12.979	14.462	11.43	27
2009(5)	10.000	12.979	29.79	15
MFS Value
2011	13.212	12.910	-2.28	17
2010	12.102	13.212	9.17	10
2009(5)	10.000	12.102	21.02	7
Neuberger Berman AMT Partners
2011	13.031	11.339	-12.98	106
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
2008	16.029	7.490	-53.27	123
2007	14.936	16.029	7.32	112
2006	12.555	14.936	10.19	101
2005(1)	12.259	12.555	10.57	25
Neuberger Berman AMT Small Cap Growth
2011	9.468	9.196	-2.87	99
2010	8.063	9.468	17.43	107
2009	6.691	8.063	20.51	116
2008	11.262	6.691	-40.59	109
2007	11.415	11.262	-1.34	109
2006	11.047	11.415	3.33	71
2005(1)	10.643	11.047	3.80	22
Neuberger Berman AMT Socially Responsive
2011	13.117	12.480	-4.85	94
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93
2008	14.182	8.430	-40.56	75
2007	13.426	14.182	5.63	60
2006	12.028	13.426	11.63	42
2005(1)	11.431	12.028	5.22	9

Appendix I – Condensed Financial Information                                                                                        206

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2011	$12.707	$12.719	0.09%	31
2010	11.446	12.707	11.02	81
2009(5)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2011	11.241	11.406	1.47	353
2010(3)	10.000	11.241	12.41	226
PIMCO VIT Total Return
2011	11.279	11.473	1.72	263
2010	10.627	11.279	6.14	151
2009(5)	10.000	10.627	6.27	48
T. Rowe Price Blue Chip Growth
2011	12.137	12.077	-0.50	76
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
2008	13.602	7.657	-43.71	50
2007	12.319	13.602	10.41	49
2006	11.477	12.319	7.33	32
2005(1)	10.740	11.477	6.86	22
T. Rowe Price Health Sciences
2011	15.748	17.066	8.37	110
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
2008	15.520	10.790	-30.48	78
2007	13.432	15.520	15.54	63
2006	12.618	13.432	6.45	49
2005(1)	11.608	12.618	8.70	9
Van Eck Global Hard Assets
2011	16.579	13.558	-18.22	62
2010	13.124	16.579	26.33	50
2009(5)	10.000	13.124	31.24	23
Asset Allocation
2011	23.532	23.596	0.27	141
2010	21.972	23.532	7.10	151
2009	18.839	21.972	16.63	159
2008	25.535	18.839	26.22	155
2007	23.273	25.535	9.72	149
2006	21.021	23.273	10.71	99
2005(1)	20.145	21.021	4.35	25

Appendix I – Condensed Financial Information                                                                                        207

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Bond & Mortgage Securities
2011	$19.606	$20.610	5.12%	1,242
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384
2008	18.511	15.070	-18.59	1,452
2007	18.237	18.511	1.50	1,650
2006	17.751	18.237	2.74	1,157
2005(1)	17.623	17.751	0.73	474
Diversified Balanced
2011	10.818	11.004	1.72	2,245
2010(3)	10.000	10.818	8.18	1,008
Diversified Growth
2011	10.965	11.008	0.39	4,756
2010(3)	10.000	10.965	9.65	1,931
Diversified International
2011	22.166	19.391	-12.52	626
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
2008	29.734	15.697	-47.21	384
2007	26.094	29.734	13.95	347
2006	20.771	26.094	25.63	239
2005(1)	17.697	20.771	17.37	64
Equity Income
2011	8.988	9.303	3.51	5,277
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
2008	10.317	6.690	-35.16	3,927
2007(6)	10.000	10.317	3.17	3,617
Government & High Quality Bond
2011	10.956	11.425	4.28	1,176
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
2008(7)	10.000	10.088	0.88	--
International Emerging Markets
2011	34.450	27.903	-19.01	305
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
2008	39.883	17.672	-55.69	357
2007	28.591	39.883	39.49	317
2006	21.055	28.591	35.79	214
2005(1)	17.311	21.055	21.63	64

Appendix I – Condensed Financial Information                                                                                        208

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2011	$11.535	$11.311	-1.94%	1,903
2010	10.376	11.535	11.17	2,021
2009	8.151	10.376	27.30	2,185
2008	13.057	8.151	-37.57	2,452
2007	12.654	13.057	3.18	2,224
2006	11.129	12.654	13.70	1,642
2005(1)	10.787	11.129	3.17	664
LargeCap Growth
2011	17.400	16.359	-5.99	149
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
2008	21.523	12.008	-44.21	123
2007	17.798	21.523	20.93	113
2006	16.494	17.798	7.91	77
2005(1)	14.960	16.494	10.25	11
LargeCap Growth I
2011	31.658	30.977	-2.15	84
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
2008	30.849	17.986	-41.70	95
2007	28.962	30.849	6.52	91
2006	27.776	28.962	4.27	65
2005(1)	24.851	27.776	11.77	18
LargeCap S&P 500 Index
2011	9.067	9.055	-0.13	680
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665
2008	10.520	6.496	-38.25	630
2007	10.193	10.520	3.21	589
2006	8.984	10.193	13.46	446
2005(1)	8.745	8.984	2.73	166
LargeCap Value
2011	22.604	22.450	-0.68	183
2010	20.183	22.604	12.00	192
2009	17.679	20.183	14.16	194
2008	27.779	17.679	-36.36	192
2007	28.328	27.779	-1.94	201
2006	24.056	28.328	17.76	130
2005(1)	23.433	24.056	2.66	31

Appendix I – Condensed Financial Information                                                                                        209

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap Blend
2011	$41.293	$43.898	6.31%	617
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
2008	39.797	25.811	-35.14	499
2007	37.044	39.797	7.43	468
2006	33.034	37.044	12.14	343
2005(1)	30.660	33.034	7.74	147
Money Market
2011	13.308	13.065	-1.83	610
2010	13.557	13.308	-1.84	715
2009	13.779	13.557	-1.61	847
2008	13.684	13.779	0.69	1,131
2007	13.291	13.684	2.96	593
2006	12.940	13.291	2.71	370
2005(1)	12.840	12.940	0.78	189
Principal Capital Appreciation
2011	9.743	9.577	-1.70	195
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
2008	10.318	6.749	-34.59	96
2007(8)	10.000	10.318	3.18	44
Principal LifeTime 2010
2011	11.786	11.738	-0.41	463
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
2008	12.655	8.582	-32.18	478
2007	12.428	12.655	1.83	555
2006	11.273	12.428	10.25	436
2005(1)	10.824	11.273	4.15	222
Principal LifeTime 2020
2011	12.251	11.898	-2.88	2,986
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168
2008	13.411	8.667	-35.37	3,188
2007	13.028	13.411	2.94	3,302
2006	11.524	13.028	13.05	1,978
2005(1)	10.987	11.524	4.89	602

Appendix I – Condensed Financial Information                                                                                        210

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2011	$12.019	$11.537	-4.01%	911
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
2008	13.507	8.429	-37.60	500
2007	12.985	13.507	4.02	415
2006	11.519	12.985	12.73	234
2005(1)	11.004	11.519	4.68	90
Principal LifeTime 2040
2011	12.135	11.534	-4.95	145
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
2008	13.827	8.393	-39.30	198
2007	13.223	13.827	4.57	197
2006	11.699	13.223	13.03	103
2005(1)	11.147	11.699	4.95	30
Principal LifeTime 2050
2011	12.123	11.432	-5.70	113
2010	10.627	12.123	14.08	108
2009	8.324	10.627	27.67	113
2008	13.914	8.324	-40.18	123
2007	13.294	13.914	4.66	134
2006	11.726	13.294	13.37	92
2005(1)	11.175	11.726	4.93	39
Principal LifeTime Strategic Income
2011	11.396	11.581	1.63	240
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211
2008	11.962	8.937	-25.29	245
2007	11.933	11.962	0.24	264
2006	11.024	11.933	8.25	184
2005(1)	10.618	11.024	3.82	45
Real Estate Securities
2011	29.166	31.190	6.94	161
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
2008	28.337	18.675	-34.10	172
2007	35.074	28.337	-19.21	165
2006	26.153	35.074	34.11	135
2005(1)	21.819	26.153	19.86	55

Appendix I – Condensed Financial Information                                                                                        211

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2011	$10.092	$10.005	-0.86%	6,895
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
2008	10.272	7.443	-27.54	3,960
2007(8)	10.000	10.272	2.72	967
SAM Conservative Balanced
2011	10.608	10.652	0.42	1,853
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
2008	10.244	8.124	-20.70	1,276
2007(8)	10.000	10.244	2.44	184
SAM Conservative Growth
2011	9.413	9.199	-2.27	1,055
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952
2008	10.273	6.745	-34.34	779
2007(8)	10.000	10.273	2.73	175
SAM Flexible Income
2011	11.011	11.175	1.49	1,716
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
2008	10.181	8.619	-15.34	1,252
2007(8)	10.000	10.181	1.81	15
SAM Strategic Growth
2011	9.016	8.683	-3.69	861
2010	7.891	9.016	14.26	810
2009	6.307	7.891	25.11	841
2008	10.267	6.307	-38.57	615
2007(8)	10.000	10.267	2.67	207
Short-Term Income
2011	11.017	10.964	-0.48	2,051
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
2008(7)	10.000	9.980	-0.20	3
SmallCap Growth II
2011	9.950	9.339	-6.14	160
2010	7.985	9.950	24.61	167
2009	6.174	7.985	29.33	188
2008	10.688	6.174	-42.23	173
2007	10.371	10.688	3.06	157
2006	9.694	10.371	6.98	111
2005(1)	9.100	9.694	6.53	32

Appendix I – Condensed Financial Information                                                                                        212

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2011	$21.023	$19.883	-5.42%	490
2010	16.988	21.023	23.75	486
2009	14.892	16.988	14.07	549
2008	22.252	14.892	-33.08	563
2007	25.054	22.252	-11.18	551
2006	21.511	25.054	16.47	373
2005(1)	20.405	21.511	5.42	152

(1) Commenced Operations on March 1, 2005

(2) Commenced Operations on May 22, 2010

(3) Commenced Operations on January 4, 2010

(4) Commenced Operations on May 16, 2008

(5) Commenced Operations on May 16, 2009

(6) Commenced Operations on January 12, 2007

(7) Commenced Operations on November 21, 2008

(8) Commenced Operations on May 1, 2007

Appendix I – Condensed Financial Information                                                                                        213

Part b

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYsm

Statement of Additional Information

dated July 23, 2012

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated July 23, 2012.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Investment Plus Variable Annuity

The Principal Financial Group

P.O. Box 9382

Des Moines Iowa 50306-9382

Telephone: 1-800-852-4450

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2011 received/retained	2010 received/retained	2009 received/retained
$23,850,870/$0	$21,071,957/$0	$16,651,091/$0

CALCULATION OF PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.

                                                                                       3

The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2011
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.27%	-1.28%
with a surrender charge but without a Purchase Payment Credit Rider	-7.27%	-7.28%
without a surrender charge but with a Purchase Payment Credit Rider	-1.87%	-1.88%

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

4

Following are the hypothetical average annual total returns for the period ending December 31, 2011 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	-2.86%	2.85%	4.12%
American Century VP Inflation Protection	12/31/2002	4.33%	5.04%		4.01%
American Century VP Mid Cap Value	10/29/2004	-8.10%	0.55%		6.00%
American Century VP Ultra	05/01/2001	-6.42%	0.18%	0.19%
American Century VP Vista	10/05/2001	-15.07%	-1.85%	3.21%
Asset Allocation	06/01/1994	-5.16%	0.26%	2.95%
Bond & Mortgage Securities	12/18/1987	-0.28%	2.52%	3.43%
Diversified Balanced	12/30/2009	-3.70%			3.10%
Diversified Growth	12/30/2009	-5.04%			3.12%
Diversified International	05/02/1994	-18.02%	-5.99%	4.31%
Dreyfus Technology Growth	08/31/1999	-15.21%	2.85%	0.76%
Equity Income	04/28/1998	-1.90%	-1.61%	4.65%
Fidelity VIP Contrafund	01/03/1995	-10.02%	-1.22%	4.66%
Fidelity VIP Equity-Income	11/03/1986	-6.62%	-4.71%	1.55%
Fidelity VIP Growth	10/31/1986	-7.30%	-0.78%	-0.07%
Fidelity VIP Mid Cap	12/28/1998	-17.99%	0.32%	7.27%
Fidelity VIP Overseas	01/28/1987	-24.34%	-7.02%	2.05%
Franklin Small Cap Value Securities	04/30/1998	-10.98%	-1.08%	5.62%
Goldman Sachs Mid Cap Value	05/01/1998	-13.57%	-1.67%	6.03%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-6.60%	-3.57%	3.36%
Government & High Quality Bond	05/06/1993	-1.12%	4.10%	3.75%
International Emerging Markets	10/24/2000	-24.55%	-0.53%	12.24%
Invesco VI Basic Value	09/10/2001	-10.28%	-7.51%	-0.99%
Invesco VI International Growth	05/05/1993	-13.68%	-2.41%	5.75%
Invesco VI Small Cap Equity	08/29/2003	-7.99%	0.37%		5.71%
LargeCap Blend II	05/01/2002	-7.38%	-2.32%		2.00%
LargeCap Growth	05/02/1994	-11.45%	-1.75%	0.67%
LargeCap Growth I	06/01/1994	-7.59%	1.37%	1.58%
LargeCap S&P 500 Index	05/03/1999	-5.56%	-2.44%	1.27%
LargeCap Value	05/13/1970	-6.11%	-4.73%	1.76%
MFS VIT Utilities	01/03/1995	-0.84%	3.10%	8.78%
MFS VIT Value	01/02/2002	-7.73%	-2.31%		3.16%
MidCap Blend	12/18/1987	0.92%	3.52%	7.35%
Money Market	03/18/1983	-7.27%	-0.38%	0.47%
Neuberger Berman AMT Partners	03/22/1994	-18.49%	-5.57%	1.68%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-8.32%	-4.40%		1.72%
Neuberger Berman AMT Socially Responsive	02/18/1999	-10.31%	-1.52%	3.51%
PIMCO VIT All Asset	04/30/2003	-5.34%	3.17%		5.33%
PIMCO VIT High Yield Portfolio	04/30/1998	-3.95%	3.76%	5.71%
PIMCO VIT Total Return	12/31/1997	-3.70%	5.97%	5.04%
Principal Capital Appreciation	04/28/1998	-7.14%	-0.22%	3.83%
Principal LifeTime 2010	08/30/2004	-5.84%	-1.20%		2.78%
Principal LifeTime 2020	08/30/2004	-8.33%	-1.88%		2.97%
Principal LifeTime 2030	08/30/2004	-9.46%	-2.44%		2.54%
Principal LifeTime 2040	08/30/2004	-10.41%	-2.81%		2.54%
Principal LifeTime 2050	08/30/2004	-11.16%	-3.10%		2.41%
Principal LifeTime Strategic Income	08/30/2004	-3.79%	-0.64%		2.59%
Real Estate Securities	05/01/1998	1.55%	-2.43%	10.58%
SAM Balanced	06/03/1997	-6.30%	0.76%	3.76%
SAM Conservative Balanced	04/23/1998	-5.01%	1.92%	4.07%
SAM Conservative Growth	06/03/1997	-7.72%	-0.85%	3.05%
SAM Flexible Income	09/09/1997	-3.92%	2.77%	4.13%
SAM Strategic Growth	06/03/1997	-9.14%	-1.96%	2.44%
Short-Term Income	01/12/1994	-5.92%	1.97%	2.57%
SmallCap Growth II	05/01/1998	-11.60%	-2.17%	-1.25%
SmallCap Value I	05/01/1998	-10.88%	-4.70%	5.00%
T. Rowe Price Blue Chip Growth	12/29/2000	-5.92%	-0.44%	1.43%
T. Rowe Price Health Sciences	12/29/2000	2.99%	5.02%	5.39%
Van Eck VIP Global Hard Assets	05/01/2006	-23.76%	3.64%		3.29%
5

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	3.14%	3.38%	4.12%
American Century VP Inflation Protection	12/31/2002	10.33%	5.53%		4.01%
American Century VP Mid Cap Value	10/29/2004	-2.10%	1.13%		6.00%
American Century VP Ultra	05/01/2001	-0.42%	0.77%	0.19%
American Century VP Vista	10/05/2001	-9.07%	-1.21%	3.21%
Asset Allocation	06/01/1994	0.84%	0.85%	2.95%
Bond & Mortgage Securities	12/18/1987	5.72%	3.06%	3.43%
Diversified Balanced	12/30/2009	2.30%			5.49%
Diversified Growth	12/30/2009	0.96%			5.51%
Diversified International	05/02/1994	-12.02%	-5.24%	4.31%
Dreyfus Technology Growth	08/31/1999	-9.21%	3.38%	0.76%
Equity Income	04/28/1998	4.10%	-0.98%	4.65%
Fidelity VIP Contrafund	01/03/1995	-4.02%	-0.60%	4.66%
Fidelity VIP Equity-Income	11/03/1986	-0.62%	-4.00%	1.55%
Fidelity VIP Growth	10/31/1986	-1.30%	-0.17%	-0.07%
Fidelity VIP Mid Cap	12/28/1998	-11.99%	0.91%	7.27%
Fidelity VIP Overseas	01/28/1987	-18.34%	-6.23%	2.05%
Franklin Small Cap Value Securities	04/30/1998	-4.98%	-0.46%	5.62%
Goldman Sachs Mid Cap Value	05/01/1998	-7.57%	-1.04%	6.03%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-0.60%	-2.89%	3.36%
Government & High Quality Bond	05/06/1993	4.88%	4.60%	3.75%
International Emerging Markets	10/24/2000	-18.55%	0.08%	12.24%
Invesco VI Basic Value	09/10/2001	-4.28%	-6.70%	-0.99%
Invesco VI International Growth	05/05/1993	-7.68%	-1.76%	5.75%
Invesco VI Small Cap Equity	08/29/2003	-1.99%	0.95%		5.71%
LargeCap Blend II	05/01/2002	-1.38%	-1.67%		2.00%
LargeCap Growth	05/02/1994	-5.45%	-1.12%	0.67%
LargeCap Growth I	06/01/1994	-1.59%	1.93%	1.58%
LargeCap S&P 500 Index	05/03/1999	0.44%	-1.79%	1.27%
LargeCap Value	05/13/1970	-0.11%	-4.01%	1.76%
MFS VIT Utilities	01/03/1995	5.16%	3.63%	8.78%
MFS VIT Value	01/02/2002	-1.73%	-1.66%		3.16%
MidCap Blend	12/18/1987	6.92%	4.04%	7.35%
Money Market	03/18/1983	-1.27%	0.23%	0.47%
Neuberger Berman AMT Partners	03/22/1994	-12.49%	-4.83%	1.68%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-2.32%	-3.70%		1.72%
Neuberger Berman AMT Socially Responsive	02/18/1999	-4.31%	-0.89%	3.51%
PIMCO VIT All Asset	04/30/2003	0.66%	3.69%		5.33%
PIMCO VIT High Yield Portfolio	04/30/1998	2.05%	4.27%	5.71%
PIMCO VIT Total Return	12/31/1997	2.30%	6.44%	5.04%
Principal Capital Appreciation	04/28/1998	-1.14%	0.38%	3.83%
Principal LifeTime 2010	08/30/2004	0.16%	-0.58%		2.78%
Principal LifeTime 2020	08/30/2004	-2.33%	-1.24%		2.97%
Principal LifeTime 2030	08/30/2004	-3.46%	-1.79%		2.54%
Principal LifeTime 2040	08/30/2004	-4.41%	-2.15%		2.54%
Principal LifeTime 2050	08/30/2004	-5.16%	-2.43%		2.41%
Principal LifeTime Strategic Income	08/30/2004	2.21%	-0.03%		2.59%
Real Estate Securities	05/01/1998	7.55%	-1.78%	10.58%
SAM Balanced	06/03/1997	-0.30%	1.34%	3.76%
SAM Conservative Balanced	04/23/1998	0.99%	2.47%	4.07%
SAM Conservative Growth	06/03/1997	-1.72%	-0.23%	3.05%
SAM Flexible Income	09/09/1997	2.08%	3.30%	4.13%
SAM Strategic Growth	06/03/1997	-3.14%	-1.32%	2.44%
Short-Term Income	01/12/1994	0.08%	2.52%	2.57%
SmallCap Growth II	05/01/1998	-5.60%	-1.52%	-1.25%
SmallCap Value I	05/01/1998	-4.88%	-3.98%	5.00%
T. Rowe Price Blue Chip Growth	12/29/2000	0.08%	0.17%	1.43%
T. Rowe Price Health Sciences	12/29/2000	8.99%	5.51%	5.39%
Van Eck VIP Global Hard Assets	05/01/2006	-17.76%	4.16%		3.60%
6

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	-5.48%	2.03%	3.50%
American Century VP Inflation Protection	12/31/2002	1.67%	4.23%		3.38%
American Century VP Mid Cap Value	10/29/2004	-10.69%	-0.28%		5.27%
American Century VP Ultra	05/01/2001	-9.01%	-0.64%	-0.42%
American Century VP Vista	10/05/2001	-17.61%	-2.68%	2.59%
Asset Allocation	06/01/1994	-7.76%	-0.56%	2.33%
Bond & Mortgage Securities	12/18/1987	-2.91%	1.71%	2.81%
Diversified Balanced	12/30/2009	-6.31%			1.96%
Diversified Growth	12/30/2009	-7.64%			1.98%
Diversified International	05/02/1994	-20.55%	-6.84%	3.68%
Dreyfus Technology Growth	08/31/1999	-17.76%	2.03%	0.16%
Equity Income	04/28/1998	-4.52%	-2.44%	4.02%
Fidelity VIP Contrafund	01/03/1995	-12.59%	-2.05%	4.03%
Fidelity VIP Equity-Income	11/03/1986	-9.22%	-5.56%	0.95%
Fidelity VIP Growth	10/31/1986	-9.89%	-1.61%	-0.67%
Fidelity VIP Mid Cap	12/28/1998	-20.51%	-0.50%	6.62%
Fidelity VIP Overseas	01/28/1987	-26.83%	-7.88%	1.44%
Franklin Small Cap Value Securities	04/30/1998	-13.55%	-1.91%	4.99%
Goldman Sachs Mid Cap Value	05/01/1998	-16.12%	-2.50%	5.39%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-9.20%	-4.41%	2.74%
Government & High Quality Bond	05/06/1993	-3.74%	3.28%	3.13%
International Emerging Markets	10/24/2000	-27.04%	-1.35%	11.56%
Invesco VI Basic Value	09/10/2001	-12.85%	-8.37%	-1.59%
Invesco VI International Growth	05/05/1993	-16.23%	-3.24%	5.12%
Invesco VI Small Cap Equity	08/29/2003	-10.57%	-0.46%		5.08%
LargeCap Blend II	05/01/2002	-9.97%	-3.15%		1.39%
LargeCap Growth I	06/01/1994	-10.18%	0.55%	0.97%
LargeCap Growth	05/02/1994	-14.01%	-2.58%	0.06%
LargeCap S&P 500 Index	05/03/1999	-8.16%	-3.28%	0.66%
LargeCap Value	05/13/1970	-8.71%	-5.57%	1.15%
MFS VIT Utilities	01/03/1995	-3.47%	2.29%	8.12%
MFS VIT Value	01/02/2002	-10.32%	-3.14%		2.54%
MidCap Blend	12/18/1987	-1.72%	2.71%	6.71%
Money Market	03/18/1983	-9.86%	-1.20%	-0.14%
Neuberger Berman AMT Partners	03/22/1994	-21.01%	-6.42%	1.07%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-10.90%	-5.25%		1.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-12.88%	-2.35%	2.89%
PIMCO VIT All Asset	04/30/2003	-7.94%	2.35%		4.70%
PIMCO VIT High Yield Portfolio	04/30/1998	-6.56%	2.95%	5.08%
PIMCO VIT Total Return	12/31/1997	-6.31%	5.16%	4.41%
Principal Capital Appreciation	04/28/1998	-9.73%	-1.04%	3.21%
Principal LifeTime 2010	08/30/2004	-8.44%	-2.03%		2.05%
Principal LifeTime 2020	08/30/2004	-10.91%	-2.71%		2.24%
Principal LifeTime 2030	08/30/2004	-12.04%	-3.27%		1.81%
Principal LifeTime 2040	08/30/2004	-12.98%	-3.65%		1.80%
Principal LifeTime 2050	08/30/2004	-13.73%	-3.93%		1.68%
Principal LifeTime Strategic Income	08/30/2004	-6.40%	-1.47%		1.86%
Real Estate Securities	05/01/1998	-1.09%	-3.26%	9.92%
SAM Balanced	06/03/1997	-8.89%	-0.06%	3.14%
SAM Conservative Balanced	04/23/1998	-7.61%	1.10%	3.44%
SAM Conservative Growth	06/03/1997	-10.30%	-1.67%	2.43%
SAM Flexible Income	09/09/1997	-6.53%	1.95%	3.51%
SAM Strategic Growth	06/03/1997	-11.72%	-2.79%	1.83%
Short-Term Income	01/12/1994	-8.52%	1.15%	1.96%
SmallCap Growth II	05/01/1998	-14.17%	-3.00%	-1.84%
SmallCap Value I	05/01/1998	-13.45%	-5.55%	4.37%
T. Rowe Price Blue Chip Growth	12/29/2000	-8.52%	-1.26%	0.82%
T. Rowe Price Health Sciences	12/29/2000	0.34%	4.20%	4.75%
Van Eck VIP Global Hard Assets	05/01/2006	-26.25%	2.83%		2.51%

                                                                                                  7

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	2.52%	2.76%	3.50%
American Century VP Inflation Protection	12/31/2002	9.67%	4.90%		3.38%
American Century VP Mid Cap Value	10/29/2004	-2.69%	0.52%		5.37%
American Century VP Ultra	05/01/2001	-1.01%	0.16%	-0.42%
American Century VP Vista	10/05/2001	-9.61%	-1.80%	2.59%
Asset Allocation	06/01/1994	0.24%	0.24%	2.33%
Bond & Mortgage Securities	12/18/1987	5.09%	2.44%	2.81%
Diversified Balanced	12/30/2009	1.69%			4.86%
Diversified Growth	12/30/2009	0.36%			4.88%
Diversified International	05/02/1994	-12.55%	-5.80%	3.68%
Dreyfus Technology Growth	08/31/1999	-9.76%	2.76%	0.16%
Equity Income	04/28/1998	3.48%	-1.57%	4.02%
Fidelity VIP Contrafund	01/03/1995	-4.59%	-1.19%	4.03%
Fidelity VIP Equity-Income	11/03/1986	-1.22%	-4.57%	0.95%
Fidelity VIP Growth	10/31/1986	-1.89%	-0.77%	-0.67%
Fidelity VIP Mid Cap	12/28/1998	-12.51%	0.30%	6.62%
Fidelity VIP Overseas	01/28/1987	-18.83%	-6.79%	1.44%
Franklin Small Cap Value Securities	04/30/1998	-5.55%	-1.06%	4.99%
Goldman Sachs Mid Cap Value	05/01/1998	-8.12%	-1.63%	5.39%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-1.20%	-3.47%	2.74%
Government & High Quality Bond	05/06/1993	4.26%	3.98%	3.13%
International Emerging Markets	10/24/2000	-19.04%	-0.52%	11.56%
Invesco VI Basic Value	09/10/2001	-4.85%	-7.26%	-1.59%
Invesco VI International Growth	05/05/1993	-8.23%	-2.34%	5.12%
Invesco VI Small Cap Equity	08/29/2003	-2.57%	0.35%		5.08%
LargeCap Blend II	05/01/2002	-1.97%	-2.26%		1.39%
LargeCap Growth I	06/01/1994	-2.18%	1.32%	0.97%
LargeCap Growth	05/02/1994	-6.01%	-1.71%	0.06%
LargeCap S&P 500 Index	05/03/1999	-0.16%	-2.38%	0.66%
LargeCap Value	05/13/1970	-0.71%	-4.59%	1.15%
MFS VIT Utilities	01/03/1995	4.53%	3.01%	8.12%
MFS VIT Value	01/02/2002	-2.32%	-2.25%		2.54%
MidCap Blend	12/18/1987	6.28%	3.42%	6.71%
Money Market	03/18/1983	-1.86%	-0.37%	-0.14%
Neuberger Berman AMT Partners	03/22/1994	-13.01%	-5.40%	1.07%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-2.90%	-4.27%		1.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-4.88%	-1.49%	2.89%
PIMCO VIT All Asset	04/30/2003	0.06%	3.07%		4.70%
PIMCO VIT High Yield Portfolio	04/30/1998	1.44%	3.65%	5.08%
PIMCO VIT Total Return	12/31/1997	1.69%	5.81%	4.41%
Principal Capital Appreciation	04/28/1998	-1.73%	-0.22%	3.21%
Principal LifeTime 2010	08/30/2004	-0.44%	-1.17%		2.17%
Principal LifeTime 2020	08/30/2004	-2.91%	-1.84%		2.36%
Principal LifeTime 2030	08/30/2004	-4.04%	-2.38%		1.93%
Principal LifeTime 2040	08/30/2004	-4.98%	-2.73%		1.92%
Principal LifeTime 2050	08/30/2004	-5.73%	-3.01%		1.80%
Principal LifeTime Strategic Income	08/30/2004	1.60%	-0.63%		1.98%
Real Estate Securities	05/01/1998	6.91%	-2.36%	9.92%
SAM Balanced	06/03/1997	-0.89%	0.73%	3.14%
SAM Conservative Balanced	04/23/1998	0.39%	1.86%	3.44%
SAM Conservative Growth	06/03/1997	-2.30%	-0.83%	2.43%
SAM Flexible Income	09/09/1997	1.47%	2.68%	3.51%
SAM Strategic Growth	06/03/1997	-3.72%	-1.91%	1.83%
Short-Term Income	01/12/1994	-0.52%	1.90%	1.96%
SmallCap Growth II	05/01/1998	-6.17%	-2.11%	-1.84%
SmallCap Value I	05/01/1998	-5.45%	-4.56%	4.37%
T. Rowe Price Blue Chip Growth	12/29/2000	-0.52%	-0.43%	0.82%
T. Rowe Price Health Sciences	12/29/2000	8.34%	4.87%	4.75%
Van Eck VIP Global Hard Assets	05/01/2006	-18.25%	3.53%		2.98%
8

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2011 and 2012.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2011	$5,000	$10,000
2012	$5,000	$10,000

For succeeding years, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $173,000 and $183,000 in 2012.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2011	$90,000	$110,000	2011	$56,000	$66,000
2012	$92,000	$112,000	2012	$58,000	$68,000

An individual may make non-deductible IRA contributions to the extent of the excess of:

      (1)  The lesser of maximum annual contribution or 100% of compensation, over

      (2)  The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.

9

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS

Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of compensation or $50,000 for 2012.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2011	$16,500	$5,500
2012	$17,000	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

10

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)

Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in 2012) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer,  would be limited to an elective deferral of $5,500 in 2012 ($17,000 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2011	$11,500	$2,500	$16,500
2012	$11,500	$2,500	$17,000

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2011 and 2012.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2011	$5,000	$1,000
2012	$5,000	$1,000

For succeeding years, individual Roth IRA limits are indexed for cost-of-living.

11

The maximum contribution is phased out for single taxpayers with adjusted gross income between $110,000 and $125,000 and for joint filers with adjusted gross income between $173,000 and $183,000 (see chart below).

For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Modified Adjusted Gross Income Limits - 2012
Single	Married Filing Joint	ROTH IRA Contribution
$110,000 or less	$173,000 or less	Full Contribution
$110,000 – $125,000	$173,000 – $183,000	Partial Contribution*
$125,000 & over	$183,000 & over	No Contribution

*     Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

12

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B (“Separate Account”) comprised of the divisions described in Note 1, as of December 31, 2011, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, or for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of the Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

July 10, 2012

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities
December 31, 2011
		American
	AllianceBernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$4,183,695	$13,458,267

Liabilities	–	–
Net assets	$ 4,183,695	$ 13,458,267
Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	2,685,365
Principal Freedom Variable Annuity 2	–	43,686
The Principal Variable Annuity	–	9,060,825
The Principal Variable Annuity With Purchase Payment Credit Rider	–	1,668,391
Principal Investment Plus Variable Annuity	2,776,946	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,406,749	–
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 4,183,695	$ 13,458,267

Investments in shares of mutual funds, at cost	$3,965,825	$13,485,885
Shares of mutual fund owned	244,804	2,191,900
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	249,100
Principal Freedom Variable Annuity 2	–	4,480
The Principal Variable Annuity	–	873,058
The Principal Variable Annuity With Purchase Payment Credit Rider	–	171,342
Principal Investment Plus Variable Annuity	170,330	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	90,186	–
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	10.78
Principal Freedom Variable Annuity 2	–	9.75
The Principal Variable Annuity	–	10.38
The Principal Variable Annuity With Purchase Payment Credit Rider	–	9.74
Principal Investment Plus Variable Annuity	16.30	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15.60	–
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

American	American
Century VP	Century VP
Inflation	MidCap	American	American	American	American
Protection	Value	Century VP	Century VP	Century VP	Century VP
Class II	Class II	Ultra Class I	Ultra Class II	Value Class II	Vista Class I
Division	Division	Division	Division	Division	Division

$82,770,564	$1,776,441	$3,992,953	$56,336,098	$20,923,503	$2,318,119

–	–	–	–	–	–
$ 82,770,564	$ 1,776,441	$ 3,992,953	$ 56,336,098	$ 20,923,503	$ 2,318,119

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	854,578	3,276,252	–	16,051,090	–
–	102,443	716,701	–	4,872,413	–
65,307,945	641,501	–	42,899,660	–	1,483,779
17,462,619	177,919	–	13,436,438	–	834,340
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 82,770,564	$ 1,776,441	$ 3,992,953	$ 56,336,098	$ 20,923,503	$ 2,318,119

$74,373,395	$1,848,374	$3,625,188	$53,231,720	$25,013,747	$2,449,731
7,044,303	131,588	421,198	6,018,814	3,607,500	154,028

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	75,371	345,110	–	1,236,075	–
–	9,123	80,466	–	397,534	–
4,860,591	56,579	–	3,823,745	–	117,115
1,358,366	15,844	–	1,251,734	–	68,830
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	11.34	9.49	–	12.99	–
–	11.23	8.91	–	12.26	–
13.44	11.34	–	11.22	–	12.67
12.86	11.23	–	10.73	–	12.12
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2011
	Asset
	Allocation	Balanced
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$42,987,124	$36,778,740

Liabilities	–	–
Net assets	$ 42,987,124	$ 36,778,740
Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	505,773
Premier Variable	160,011	2,177,973
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	28,099,127	31,325,878
The Principal Variable Annuity With Purchase Payment Credit Rider	1,978,121	2,769,116
Principal Investment Plus Variable Annuity	9,417,876	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,331,989	–
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 42,987,124	$ 36,778,740

Investments in shares of mutual funds, at cost	$44,091,752	$37,130,673
Shares of mutual fund owned	3,683,558	2,653,589
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	231,044
Premier Variable	109,934	957,850
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	1,114,101	1,554,228
The Principal Variable Annuity With Purchase Payment Credit Rider	83,834	146,855
Principal Investment Plus Variable Annuity	373,398	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	141,208	–
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	2.19
Premier Variable	1.46	2.27
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	25.22	20.16
The Principal Variable Annuity With Purchase Payment Credit Rider	23.60	18.86
Principal Investment Plus Variable Annuity	25.22	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23.60	–
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

Bond &
Mortgage	Diversified	Diversified	Diversified	Dreyfus IP	Equity
Securities	Balanced	Growth	International	Technology Growth	Income
Class 1	Class 2	Class 2	Class 1	Service Shares	Class 1
Division	Division	Division	Division	Division	Division

$235,718,020	$331,823,053	$747,474,302	$182,721,532	$2,725,560	$291,223,928

–	–	–	–	–	–
$ 235,718,020	$ 331,823,053	$ 747,474,302	$ 182,721,532	$ 2,725,560	$ 291,223,928

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
313,933	–	–	517,743	–	–
2,748,842	–	–	2,942,071	–	20,408
7,136,770	–	–	2,914,257	–	–
418,165	–	–	684,107	–	–
95,988,156	–	–	106,738,997	–	54,674,633
15,105,688	–	–	15,379,829	–	9,342,816
88,410,505	306,016,545	695,021,420	41,407,710	2,097,706	178,089,052
25,595,961	24,703,628	52,352,041	12,136,818	627,854	49,097,019
–	1,102,880	100,841	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 235,718,020	$ 331,823,053	$ 747,474,302	$ 182,721,532	$ 2,725,560	$ 291,223,928

$230,909,859	$315,951,974	$720,068,898	$206,047,113	$2,757,847	$306,186,442
20,768,107	29,364,872	65,973,019	16,431,792	233,753	18,752,346

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
127,545	–	–	225,254	–	–
1,075,186	–	–	1,232,574	–	16,630
436,345	–	–	229,295	–	–
34,160	–	–	73,120	–	–
4,357,280	–	–	5,149,627	–	5,703,366
732,937	–	–	793,139	–	1,004,222
4,013,329	27,478,410	62,385,071	1,997,714	145,657	18,577,437
1,241,941	2,244,971	4,755,746	625,896	45,566	5,277,281
–	99,035	9,052	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
2.46	–	–	2.30	–	–
2.56	–	–	2.39	–	1.23
16.36	–	–	12.71	–	–
12.24	–	–	9.36	–	–
22.03	–	–	20.73	–	9.59
20.61	–	–	19.39	–	9.30
22.03	11.14	11.14	20.73	14.40	9.59
20.61	11.00	11.01	19.39	13.78	9.30
–	11.14	11.14	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2011

	Fidelity VIP	Fidelity VIP
	Contrafund	Contrafund
	Service	Service
	Class	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$50,818,312	$46,780,765

Liabilities	–	–
Net assets	$ 50,818,312	$ 46,780,765

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	46,553,127	–
The Principal Variable Annuity With Purchase Payment Credit Rider	4,265,185	–
Principal Investment Plus Variable Annuity	–	38,243,911
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	8,536,854
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 50,818,312	$ 46,780,765

Investments in shares of mutual funds, at cost	$55,732,680	$49,910,943
Shares of mutual fund owned	2,214,306	2,066,288
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	3,212,217	–
The Principal Variable Annuity With Purchase Payment Credit Rider	314,583	–
Principal Investment Plus Variable Annuity	–	2,728,417
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	636,561
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	14.49	–
The Principal Variable Annuity With Purchase Payment Credit Rider	13.56	–
Principal Investment Plus Variable Annuity	–	14.02
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	13.41
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
Equity-Income	Growth	Growth	Mid Cap	Overseas	Small Cap
Service	Service	Service	Service	Service	Value Securities
Class 2	Class	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division

$37,791,432	$14,923,842	$6,608,710	$10,432,308	$41,147,634	$1,725,850

–	–	–	–	–	–
$ 37,791,432	$ 14,923,842	$ 6,608,710	$ 10,432,308	$ 41,147,634	$ 1,725,850

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
23,253,062	13,705,260	–	–	–	–
6,198,413	1,218,582	–	–	–	–
6,358,990	–	4,533,784	8,290,723	30,531,787	1,485,911
1,980,967	–	2,074,926	2,141,585	10,615,847	239,939
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 37,791,432	$ 14,923,842	$ 6,608,710	$ 10,432,308	$ 41,147,634	$ 1,725,850

$43,570,654	$16,430,950	$6,300,751	$10,342,222	$51,343,999	$1,768,808
2,052,767	405,429	180,912	365,021	3,043,464	111,130

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
2,039,253	1,562,455	–	–	–	–
575,925	148,499	–	–	–	–
557,714	–	378,846	507,089	2,625,975	123,462
184,075	–	181,218	136,905	954,311	20,177
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
11.40	8.77	–	–	–	–
10.76	8.21	–	–	–	–
11.40	–	11.97	16.35	11.63	12.04
10.76	–	11.45	15.64	11.12	11.89
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2011
	Goldman Sachs	Goldman Sachs
	VIT Mid Cap	VIT Structured
	Value	Small Cap
	Service	Equity Service
	Class I	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$15,461,837	$6,184,049

Liabilities	–	–
Net assets	$ 15,461,837	$ 6,184,049

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	11,144,589	4,873,953
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,317,248	1,310,096
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 15,461,837	$ 6,184,049

Investments in shares of mutual funds, at cost	$17,210,611	$5,887,420
Shares of mutual fund owned	1,181,195	542,460
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	788,484	417,641
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	319,247	117,334
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	14.13	11.67
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.52	11.17
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Government
& High	International		Invesco	Invesco
Quality	Emerging	Invesco	Capital	Capital	Invesco
Bond	Markets	Basic Value	Appreciation	Development	Core Equity
Class 1	Class 1	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division

$197,866,048	$80,662,815	$4,394,814	$4,650,828	$2,056,087	$23,462,095

–	–	–	–	–	–
$ 197,866,048	$ 80,662,815	$ 4,394,814	$ 4,650,828	$ 2,056,087	$ 23,462,095

$–	$–	$–	$–	$–	$–
131,794	–	–	–	–	–
31,326	–	–	–	–	–
160,596	–	–	–	–	–
2,976,759	463,571	–	–	–	–
3,722,189	–	–	–	–	–
298,655	–	–	–	–	–
111,234,180	35,834,079	–	4,492,562	1,633,938	22,525,337
11,916,746	7,466,235	–	158,266	422,149	936,758
53,959,909	28,401,415	3,616,721	–	–	–
13,433,894	8,497,515	778,093	–	–	–
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 197,866,048	$ 80,662,815	$ 4,394,814	$ 4,650,828	$ 2,056,087	$ 23,462,095

$191,409,367	$91,581,389	$4,129,619	$5,477,935	$2,479,217	$22,357,343
18,152,849	5,609,375	718,107	217,125	165,148	878,072

–	–	–	–	–	–
41,215	–	–	–	–	–
8,674	–	–	–	–	–
64,195	–	–	–	–	–
1,140,057	139,777	–	–	–	–
315,819	–	–	–	–	–
25,421	–	–	–	–	–
9,555,978	1,201,465	–	583,809	199,449	2,198,202
1,043,007	267,581	–	21,280	51,740	97,717
4,635,638	952,254	389,088	–	–	–
1,175,798	304,539	87,492	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
3.20	–	–	–	–	–
3.61	–	–	–	–	–
2.50	–	–	–	–	–
2.61	3.32	–	–	–	–
11.79	–	–	–	–	–
11.75	–	–	–	–	–
11.64	29.83	–	7.70	8.19	10.25
11.43	27.90	–	7.44	8.16	9.59
11.64	29.83	9.30	–	–	–
11.43	27.90	8.89	–	–	–
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2011

	Invesco	Invesco
	Global	International
	Health Care	Growth
	Series I	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$6,750,683	$5,831,440

Liabilities	–	–
Net assets	$ 6,750,683	$ 5,831,440
Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	5,823,447	–
The Principal Variable Annuity With Purchase Payment Credit Rider	927,236	–
Principal Investment Plus Variable Annuity	–	5,190,381
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	641,059
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 6,750,683	$ 5,831,440

Investments in shares of mutual funds, at cost	$6,232,707	$6,000,150
Shares of mutual fund owned	388,640	221,139
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	506,245	–
The Principal Variable Annuity With Purchase Payment Credit Rider	85,914	–
Principal Investment Plus Variable Annuity	–	621,379
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	78,434
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	11.50	–
The Principal Variable Annuity With Purchase Payment Credit Rider	10.79	–
Principal Investment Plus Variable Annuity	–	8.35
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	8.17
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

Invesco
Small Cap	Invesco	Janus Aspen	LargeCap	LargeCap	LargeCap
Equity	Technology	Enterprise	Blend II	Growth	Growth I
Series I	Series I	Service Shares	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$8,774,370	$3,590,855	$9,563,512	$139,819,093	$47,766,565	$97,585,310

–	–	–	–	–	–
$ 8,774,370	$ 3,590,855	$ 9,563,512	$ 139,819,093	$ 47,766,565	$ 97,585,310

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	671,232	–
–	–	–	–	2,937,848	241,403
–	–	–	–	–	1,491,175
–	–	–	–	–	91,858
3,169,513	2,811,527	8,808,632	38,669,129	31,449,310	79,137,449
708,652	779,328	754,880	9,911,464	1,040,929	5,671,501
4,075,317	–	–	69,708,728	9,232,922	8,359,580
820,888	–	–	21,529,772	2,434,324	2,592,344
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 8,774,370	$ 3,590,855	$ 9,563,512	$ 139,819,093	$ 47,766,565	$ 97,585,310

$8,386,973	$2,809,756	$6,947,001	$174,902,006	$47,998,924	$81,374,003
534,697	236,864	259,104	20,411,546	3,298,796	4,581,469

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	361,254	–
–	–	–	–	1,522,375	198,368
–	–	–	–	–	140,544
–	–	–	–	–	8,698
212,314	455,918	993,504	3,226,719	1,798,501	2,389,956
49,615	134,700	91,011	876,247	63,631	183,085
273,004	–	–	5,816,785	528,027	252,457
57,476	–	–	1,903,388	148,814	83,684
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	1.86	–
–	–	–	–	1.93	1.22
–	–	–	–	–	10.61
–	–	–	–	–	10.56
14.93	6.17	8.87	11.98	17.49	33.11
14.28	5.79	8.29	11.31	16.36	30.98
14.93	–	–	11.98	17.49	33.11
14.28	–	–	11.31	16.36	30.98
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2011

	LargeCap	LargeCap
	S&P 500 Index	Value
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$88,076,528	$83,241,119

Liabilities	–	–
Net assets	$ 88,076,528	$ 83,241,119

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$983,812
Pension Builder Plus	–	1,523,538
Pension Builder Plus - Rollover IRA	–	117,129
Personal Variable	–	501,224
Premier Variable	113,705	5,381,249
Principal Freedom Variable Annuity	7,759,352	2,475,592
Principal Freedom Variable Annuity 2	590,878	453,154
The Principal Variable Annuity	42,494,918	53,636,627
The Principal Variable Annuity With Purchase Payment Credit Rider	6,047,058	3,544,295
Principal Investment Plus Variable Annuity	24,909,686	10,414,176
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,160,931	4,109,210
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	(4)
Pension Builder Plus – Rollover IRA	–	101,117
Total net assets	$ 88,076,528	$ 83,241,119

Investments in shares of mutual funds, at cost	$82,027,107	$97,326,169
Shares of mutual fund owned	9,721,471	3,439,716
Accumulation units outstanding:
Bankers Flexible Annuity	–	27,209
Pension Builder Plus	–	258,258
Pension Builder Plus - Rollover IRA	–	30,429
Personal Variable	–	168,482
Premier Variable	97,434	1,733,206
Principal Freedom Variable Annuity	761,996	242,573
Principal Freedom Variable Annuity 2	57,351	48,380
The Principal Variable Annuity	4,390,230	2,235,127
The Principal Variable Annuity With Purchase Payment Credit Rider	667,785	157,874
Principal Investment Plus Variable Annuity	2,573,512	433,976
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	680,372	183,038
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$36.16
Pension Builder Plus	–	5.90
Pension Builder Plus - Rollover IRA	–	6.97
Personal Variable	–	2.97
Premier Variable	1.17	3.10
Principal Freedom Variable Annuity	10.18	10.21
Principal Freedom Variable Annuity 2	10.30	9.37
The Principal Variable Annuity	9.68	24.00
The Principal Variable Annuity With Purchase Payment Credit Rider	9.06	22.45
Principal Investment Plus Variable Annuity	9.68	24.00
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.06	22.45
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	14,507
Annuitized unit value:
Bankers Flexible Annuity	$–	$36.16
Pension Builder Plus – Rollover IRA	–	6.97

See accompanying notes.

				Neuberger	Neuberger
MFS VIT	MFS VIT	MidCap	Money	Berman AMT	Berman AMT
Utilities	Value	Blend	Market	Partners	Small-Cap Growth
Service Class	Service Class	Class 1	Class 1	I Class	S Class
Division	Division	Division	Division	Division	Division

$3,242,679	$1,497,599	$355,563,559	$101,685,930	$4,641,665	$3,045,961

–	–	–	–	–	–
$ 3,242,679	$ 1,497,599	$ 355,563,559	$ 101,685,930	$ 4,641,665	$ 3,045,961

$–	$–	$–	$–	$–	$–
–	–	–	129,814	–	–
–	–	–	1	–	–
–	–	1,130,242	467,119	–	–
–	–	5,022,832	3,809,819	–	–
–	–	8,596,101	3,049,350	–	–
–	–	777,111	764,390	–	–
–	–	191,639,946	49,633,293	–	–
–	–	19,368,417	6,859,460	–	–
2,735,489	1,274,636	101,934,284	29,006,228	3,444,361	2,133,850
507,190	222,963	27,094,626	7,966,456	1,197,304	912,111
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 3,242,679	$ 1,497,599	$ 355,563,559	$ 101,685,930	$ 4,641,665	$ 3,045,961

$3,276,226	$1,505,138	$294,259,056	$101,685,785	$5,282,844	$2,879,404
126,027	119,426	8,777,180	101,685,930	464,631	251,110

–	–	–	–	–	–
–	–	–	58,281	–	–
–	–	–	–	–	–
–	–	221,392	287,848	–	–
–	–	947,215	2,247,457	–	–
–	–	340,646	249,896	–	–
–	–	56,637	72,056	–	–
–	–	4,084,170	3,554,000	–	–
–	–	441,213	525,010	–	–
178,081	97,191	2,172,395	2,077,039	290,613	222,011
33,542	17,271	617,217	609,750	105,587	99,187
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	2.23	–	–
–	–	–	2.47	–	–
–	–	5.11	1.62	–	–
–	–	5.30	1.70	–	–
–	–	25.23	12.20	–	–
–	–	13.72	10.61	–	–
–	–	46.92	13.96	–	–
–	–	43.90	13.06	–	–
15.36	13.12	46.92	13.96	11.85	9.61
15.12	12.91	43.90	13.06	11.34	9.20
–	–	–	13.96	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2011

Neuberger
	Berman AMT	PIMCO
	Socially	All Asset
	Responsive	Administrative
	I Class	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$6,400,944	$2,596,853

Liabilities	–	–
Net assets	$ 6,400,944	$ 2,596,853

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	5,228,589	2,200,140
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,172,355	396,713
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 6,400,944	$ 2,596,853

Investments in shares of mutual funds, at cost	$5,748,647	$2,724,385
Shares of mutual fund owned	446,059	248,979
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	400,838	170,289
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	93,938	31,193
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	13.04	12.92
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12.48	12.72
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

			Principal
PIMCO	PIMCO	Principal	LifeTime	Principal	Principal
High Yield	Total Return	Capital	Strategic	LifeTime	LifeTime
Administrative	Administrative	Appreciation	Income	2010	2020
Class	Class	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$15,396,488	$26,662,135	$9,163,506	$24,819,045	$37,725,601	$163,064,669

–	–	–	–	–	–
$ 15,396,488	$ 26,662,135	$ 9,163,506	$ 24,819,045	$ 37,725,601	$ 163,064,669

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	73,348	840,260	2,392,779	4,507,443
–	–	–	2,939,667	1,470,615	3,989,595
–	–	–	400,090	100,202	404,582
11,374,146	23,648,649	7,223,482	17,854,225	28,326,260	118,630,915
4,022,342	3,013,486	1,866,676	2,784,803	5,435,745	35,532,134
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 15,396,488	$ 26,662,135	$ 9,163,506	$ 24,819,045	$ 37,725,601	$ 163,064,669

$15,884,460	$27,237,003	$8,341,817	$24,685,651	$39,420,759	$177,148,479
2,061,110	2,419,432	429,003	2,421,370	3,641,467	15,325,627

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	7,343	77,267	223,123	427,298
–	–	–	242,907	119,866	320,878
–	–	–	34,548	8,535	34,005
985,601	2,029,321	733,405	1,475,293	2,309,277	9,541,026
352,749	262,699	194,915	240,464	463,088	2,986,335
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	9.99	10.87	10.72	10.55
–	–	–	12.10	12.27	12.43
–	–	–	11.58	11.74	11.90
11.54	11.65	9.85	12.10	12.27	12.43
11.41	11.47	9.58	11.58	11.74	11.90
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2011

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$58,811,911	$10,412,262

Liabilities	–	–
Net assets	$ 58,811,911	$ 10,412,262

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	2,606,720	197,791
The Principal Variable Annuity	1,553,946	183,472
The Principal Variable Annuity With Purchase Payment Credit Rider	9,984	49,954
Principal Investment Plus Variable Annuity	44,132,904	8,307,726
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,508,357	1,673,319
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 58,811,911	$ 10,412,262

Investments in shares of mutual funds, at cost	$53,360,546	$11,444,838
Shares of mutual fund owned	5,527,435	965,887
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	254,809	19,685
The Principal Variable Annuity	128,889	15,222
The Principal Variable Annuity With Purchase Payment Credit Rider	865	4,331
Principal Investment Plus Variable Annuity	3,660,442	689,270
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	910,808	145,080
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	10.23	10.05
The Principal Variable Annuity	12.06	12.05
The Principal Variable Annuity With Purchase Payment Credit Rider	11.54	11.53
Principal Investment Plus Variable Annuity	12.06	12.05
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11.54	11.53
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.
22

			SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible
LifeTime	Real Estate	Balanced	Balanced	Growth	Income
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$5,533,082	$73,765,369	$660,872,967	$153,301,626	$57,953,843	$160,984,496

–	–	–	–	–	–
$ 5,533,082	$ 73,765,369	$ 660,872,967	$ 153,301,626	$ 57,953,843	$ 160,984,496

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	85,055	–	–	–	–
–	–	–	–	–	–
104,110	195,042	1,963,985	1,358,397	1,198,627	1,136,649
224,660	43,439,045	31,968,099	17,459,455	10,549,806	26,218,098
52,316	9,009,491	6,344,477	2,863,249	2,730,578	6,548,520
3,854,783	16,015,227	551,611,566	111,884,593	33,773,480	107,904,858
1,297,213	5,021,509	68,984,840	19,735,932	9,701,352	19,176,371
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 5,533,082	$ 73,765,369	$ 660,872,967	$ 153,301,626	$ 57,953,843	$ 160,984,496

$6,038,048	$73,361,728	$604,352,475	$140,151,322	$53,521,689	$150,558,957
520,027	5,126,155	44,774,591	13,365,443	3,866,167	12,961,715

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	27,998	–	–	–	–
–	–	–	–	–	–
10,500	16,876	188,224	122,273	124,933	97,527
18,806	1,302,917	3,106,906	1,593,707	1,115,131	2,281,287
4,576	288,852	634,134	268,788	296,834	585,994
322,671	480,374	53,609,956	10,212,858	3,569,831	9,388,878
113,473	160,997	6,895,090	1,852,713	1,054,584	1,715,974
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	3.04	–	–	–	–
–	–	–	–	–	–
9.91	11.56	10.43	11.11	9.59	11.66
11.95	33.34	10.29	10.96	9.46	11.49
11.43	31.19	10.00	10.65	9.20	11.18
11.95	33.34	10.29	10.96	9.46	11.49
11.43	31.19	10.00	10.65	9.20	11.18
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

23

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2011

	SAM
	Strategic
	Growth	Short-Term
	Portfolio	Income
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$41,082,105	$157,122,178

Liabilities	–	–
Net assets	$ 41,082,105	$ 157,122,178

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	2,160,786
Principal Freedom Variable Annuity 2	629,762	198,546
The Principal Variable Annuity	10,008,876	28,154,724
The Principal Variable Annuity With Purchase Payment Credit Rider	1,004,377	4,798,502
Principal Investment Plus Variable Annuity	21,964,544	99,328,481
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,474,546	22,481,139
Principal Lifetime Income Solutions	–	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 41,082,105	$ 157,122,178

Investments in shares of mutual funds, at cost	$38,583,984	$156,593,081
Shares of mutual fund owned	2,526,575	61,859,125
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	191,058
Principal Freedom Variable Annuity 2	69,540	17,612
The Principal Variable Annuity	1,120,816	2,520,565
The Principal Variable Annuity With Purchase Payment Credit Rider	115,671	437,670
Principal Investment Plus Variable Annuity	2,459,569	8,892,528
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	860,798	2,050,523
Principal Lifetime Income Solutions	–	–
Accumulation unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus	–	–
Pension Builder Plus - Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	11.31
Principal Freedom Variable Annuity 2	9.06	11.27
The Principal Variable Annuity	8.93	11.17
The Principal Variable Annuity With Purchase Payment Credit Rider	8.68	10.96
Principal Investment Plus Variable Annuity	8.93	11.17
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8.68	10.96
Principal Lifetime Income Solutions	–	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$–	$–
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.
24

			T. Rowe Price	T. Rowe Price
SmallCap	SmallCap	SmallCap	Blue Chip	Health	Templeton
Blend	Growth II	Value I	Growth	Sciences	Growth Securities
Class 1	Class 1	Class 1	Portfolio II	Portfolio II	Class 2
Division	Division	Division	Division	Division	Division

$27,779,766	$25,539,965	$76,201,180	$7,052,167	$7,737,621	$964,345

–	–	–	–	–	–
$ 27,779,766	$ 25,539,965	$ 76,201,180	$ 7,052,167	$ 7,737,621	$ 964,345

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
32,785	42,192	108,899	–	–	–
2,704,946	770,871	–	–	–	964,345
97,329	121,659	238,691	–	–	–
22,088,055	16,124,059	25,697,363	–	–	–
2,856,651	1,703,691	4,073,026	–	–	–
–	5,278,944	36,349,513	6,135,178	5,853,001	–
–	1,498,549	9,733,688	916,989	1,884,620	–
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 27,779,766	$ 25,539,965	$ 76,201,180	$ 7,052,167	$ 7,737,621	$ 964,345

$28,753,367	$27,502,592	$78,920,958	$6,192,218	$6,517,649	$1,145,294
3,404,383	2,391,383	5,852,625	631,349	482,095	95,385

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
26,514	54,820	63,558	–	–	–
173,569	84,271	–	–	–	68,626
10,142	12,972	26,533	–	–	–
1,823,968	1,615,110	1,209,102	–	–	–
252,155	182,423	204,849	–	–	–
–	528,794	1,710,289	486,072	328,145	–
–	160,462	489,542	75,933	110,434	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
1.24	0.77	1.71	–	–	–
15.58	9.15	–	–	–	14.05
9.60	9.38	9.00	–	–	–
12.11	9.98	21.25	–	–	–
11.33	9.34	19.88	–	–	–
–	9.98	21.25	12.62	17.84	–
–	9.34	19.88	12.08	17.07	–
–	–	–	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$–	$–	$–	$–	$–	$–
–	–	–	–	–	–

25

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2011

Van Eck
Global
Hard Assets
Service
Class
Division
Assets
Investments in shares of mutual funds, at market	$7,688,370

Liabilities	–
Net assets	$ 7,688,370

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$–
Pension Builder Plus	–
Pension Builder Plus - Rollover IRA	–
Personal Variable	–
Premier Variable	–
Principal Freedom Variable Annuity	–
Principal Freedom Variable Annuity 2	–
The Principal Variable Annuity	2,267,487
The Principal Variable Annuity With Purchase Payment Credit Rider	196,252
Principal Investment Plus Variable Annuity	4,386,805
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	837,826
Principal Lifetime Income Solutions	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–
Pension Builder Plus – Rollover IRA	–
Total net assets	$ 7,688,370

Investments in shares of mutual funds, at cost	$9,116,287
Shares of mutual fund owned	255,428
Accumulation units outstanding:
Bankers Flexible Annuity	–
Pension Builder Plus	–
Pension Builder Plus - Rollover IRA	–
Personal Variable	–
Premier Variable	–
Principal Freedom Variable Annuity	–
Principal Freedom Variable Annuity 2	–
The Principal Variable Annuity	164,632
The Principal Variable Annuity With Purchase Payment Credit Rider	14,475
Principal Investment Plus Variable Annuity	318,507
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	61,797
Principal Lifetime Income Solutions	–
Accumulation unit value:
Bankers Flexible Annuity	$–
Pension Builder Plus	–
Pension Builder Plus - Rollover IRA	–
Personal Variable	–
Premier Variable	–
Principal Freedom Variable Annuity	–
Principal Freedom Variable Annuity 2	–
The Principal Variable Annuity	13.77
The Principal Variable Annuity With Purchase Payment Credit Rider	13.56
Principal Investment Plus Variable Annuity	13.77
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.56
Principal Lifetime Income Solutions	–
Annuitized units outstanding:
Bankers Flexible Annuity	–
Pension Builder Plus – Rollover IRA	–
Annuitized unit value:
Bankers Flexible Annuity	$–
Pension Builder Plus – Rollover IRA	–

See accompanying notes.
26

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2011

		American
	AllianceBernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$–	$228,854

Expenses:
Mortality and expense risks	50,487	174,888
Separate account rider charges	7,181	15,426
Net investment income (loss)	(57,668)	38,540

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	559,981	(168,507)
Capital gains distributions	–	–
Total realized gains (losses) on investments	559,981	(168,507)

Change in net unrealized appreciation or depreciation of
investments	(508,521)	445,086

Net gains (losses) on investments	(6,208)	315,119

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(6,208)	$315,119

See accompanying notes.

27

American	American
Century VP	Century VP
Inflation	MidCap	American	American	American	American
Protection	Value	Century VP	Century VP	Century VP	Century VP
Class II	Class II	Ultra Class I	Ultra Class II	Value Class II	Vista Class I
Division	Division	Division	Division	Division	Division

$3,535,471	$18,578	$–	$–	$426,939	$–

1,080,602	17,044	55,489	719,369	284,883	33,977
113,020	1,333	5,695	82,948	37,513	5,413
2,341,849	201	(61,184)	(802,317)	104,543	(39,390)

1,845,901	22,088	88,745	(6,788)	(1,258,153)	(78,687)
1,046,436	29,669	–	–	–	–
2,892,337	51,757	88,745	(6,788)	(1,258,153)	(78,687)

3,199,464	(107,008)	(7,145)	942,966	1,031,559	(96,998)

8,433,650	(55,050)	20,416	133,861	(122,051)	(215,075)

–	–	–	–	–	–

$8,433,650	$(55,050)	$20,416	$133,861	$(122,051)	$(215,075)

28

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Asset
	Allocation	Balanced
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$936,090	$920,926

Expenses:
Mortality and expense risks	574,440	477,596
Separate account rider charges	35,793	23,917
Net investment income (loss)	325,857	419,413

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(160,988)	(476,371)
Capital gains distributions	2,502,920	–
Total realized gains (losses) on investments	2,341,932	(476,371)

Change in net unrealized appreciation or depreciation of
investments	(2,245,799)	1,230,531

Net gains (losses) on investments	421,990	1,173,573

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$421,990	$1,173,573

See accompanying notes.

29

Bond &
Mortgage	Diversified	Diversified	Diversified	Dreyfus IP	Equity
Securities	Balanced	Growth	International	Technology Growth	Income
Class 1	Class 2	Class 2	Class 1	Service Shares	Class 1
Division	Division	Division	Division	Division	Division

$237,310	$2,406,573	$4,275,940	$942,815	$–	$1,453,923

3,033,103	3,008,753	6,761,871	2,639,798	38,290	3,135,929
278,640	100,076	238,795	216,878	4,005	311,803
(3,074,433)	(702,256)	(2,724,726)	(1,913,861)	(42,295)	(1,993,809)

(2,911,261)	568,965	552,174	(7,203,728)	589,123	(7,089,490)
–	2,039	9,137	–	–	–
(2,911,261)	571,004	561,311	(7,203,728)	589,123	(7,089,490)

19,643,700	5,572,512	3,954,596	(16,428,207)	(819,646)	10,405,702

13,658,006	5,441,260	1,791,181	(25,545,796)	(272,818)	1,322,403

–	–	–	226,100	–	–

$13,658,006	$5,441,260	$1,791,181	$(25,319,696)	$(272,818)	$1,322,403

30

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Fidelity VIP	Fidelity VIP
	Contrafund	Contrafund
	Service	Service
	Class	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$495,951	$388,564

Expenses:
Mortality and expense risks	724,132	598,115
Separate account rider charges	38,416	53,782
Net investment income (loss)	(266,597)	(263,333)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(783,318)	(730,880)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(783,318)	(730,880)

Change in net unrealized appreciation or depreciation of
investments	(1,014,257)	(846,679)

Net gains (losses) on investments	(2,064,172)	(1,840,892)

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(2,064,172)	$(1,840,892)

See accompanying notes.

31

Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
Equity-Income	Growth	Growth	Mid Cap	Overseas	Small Cap
Service	Service	Service	Service	Service	Value Securities
Class 2	Class	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division

$899,958	$41,577	$8,872	$2,528	$593,842	$6,621

520,769	215,962	93,735	144,600	565,850	12,143
65,285	12,396	13,904	14,096	70,353	987
313,904	(186,781)	(98,767)	(156,168)	(42,361)	(6,509)

(1,764,505)	(383,109)	161,171	131,912	(1,111,635)	87,435
–	60,140	25,897	19,865	86,558	–
(1,764,505)	(322,969)	187,068	151,777	(1,025,077)	87,435

1,142,039	431,317	(144,068)	(1,416,837)	(7,053,959)	(109,458)

(308,562)	(78,433)	(55,767)	(1,421,228)	(8,121,397)	(28,532)

–	–	–	–	–	–

$(308,562)	$(78,433)	$(55,767)	$(1,421,228)	$(8,121,397)	$(28,532)

32

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Goldman Sachs	Goldman Sachs
	VIT Mid Cap	VIT Structured
	Value	Small Cap
	Service	Equity Service
	Class I	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$127,590	$48,274

Expenses:
Mortality and expense risks	211,713	74,838
Separate account rider charges	28,444	7,918
Net investment income (loss)	(112,567)	(34,482)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(226,360)	(186,679)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(226,360)	(186,679)

Change in net unrealized appreciation or depreciation of
investments	(947,800)	151,574

Net gains (losses) on investments	(1,286,727)	(69,587)

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(1,286,727)	$(69,587)

(1) Commenced operations April 29, 2011.

See accompanying notes.

33

Government
& High	International		Invesco	Invesco
Quality	Emerging	Invesco	Capital	Capital	Invesco
Bond	Markets	Basic Value	Appreciation	Development	Core Equity
Class 1	Class 1	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division (1)	Division

$366,847	$249,772	$38,812	$8,115	$–	$246,666

2,514,155	1,209,373	53,984	69,102	19,528	328,597
174,478	125,254	4,644	1,540	2,441	10,641
(2,321,786)	(1,084,855)	(19,816)	(62,527)	(21,969)	(92,572)

174,541	(702,388)	200,366	(150,083)	(74,995)	358,182
213,509	–	–	–	–	–
388,050	(702,388)	200,366	(150,083)	(74,995)	358,182

11,555,092	(17,437,345)	(351,473)	(264,758)	(423,130)	(520,791)

9,621,356	(19,224,588)	(170,923)	(477,368)	(520,094)	(255,181)

–	229,048	–	–	–	–

$9,621,356	$(18,995,540)	$(170,923)	$(477,368)	$(520,094)	$(255,181)

34

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Invesco	Invesco
	Global	International
	Health Care	Growth
	Series I	Series I
	Division	Division
Investment income (loss)
Income:
Dividends	$–	$88,369

Expenses:
Mortality and expense risks	89,510	67,941
Separate account rider charges	9,211	3,601
Net investment income (loss)	(98,721)	16,827

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	169,094	171,830
Capital gains distributions	–	–
Total realized gains (losses) on investments	169,094	171,830

Change in net unrealized appreciation or depreciation of
investments	141,389	(712,754)

Net gains (losses) on investments	211,762	(524,097)

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$211,762	$(524,097)

See accompanying notes.

35

Invesco
Small Cap	Invesco	Janus Aspen	LargeCap	LargeCap	LargeCap
Equity	Technology	Enterprise	Blend II	Growth	Growth I
Series I	Series I	Service Shares	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$–	$7,387	$–	$45,009	$–	$–

112,450	54,802	141,527	1,847,026	647,384	1,357,558
10,284	7,578	7,164	216,670	25,196	64,923
(122,734)	(54,993)	(148,691)	(2,018,687)	(672,580)	(1,422,481)

625,167	569,717	986,000	(7,941,259)	(201,667)	4,189,185
–	–	–	–	–	–
625,167	569,717	986,000	(7,941,259)	(201,667)	4,189,185

(913,634)	(786,700)	(1,149,006)	8,341,968	(1,968,046)	(4,133,101)

(411,201)	(271,976)	(311,697)	(1,617,978)	(2,842,293)	(1,366,397)

–	–	–	–	–	–

$(411,201)	$(271,976)	$(311,697)	$(1,617,978)	$(2,842,293)	$(1,366,397)

36

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	LargeCap	LargeCap
	S&P 500 Index	Value
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$45,870	$–

Expenses:
Mortality and expense risks	1,122,427	1,075,801
Separate account rider charges	89,725	55,216
Net investment income (loss)	(1,166,282)	(1,131,017)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	243,188	(5,507,403)
Capital gains distributions	–	–
Total realized gains (losses) on investments	243,188	(5,507,403)

Change in net unrealized appreciation or depreciation of
investments	1,349,086	6,800,106

Net gains (losses) on investments	425,992	161,686

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$425,992	$161,686

See accompanying notes.

37

				Neuberger	Neuberger
MFS VIT	MFS VIT	MidCap	Money	Berman AMT	Berman AMT
Utilities	Value	Blend	Market	Partners	Small-Cap Growth
Service Class	Service Class	Class 1	Class 1	I Class	S Class
Division	Division	Division	Division	Division	Division

$94,748	$18,799	$–	$36	$–	$–

35,468	17,689	4,560,693	1,280,338	66,172	42,765
2,797	1,088	327,859	108,206	8,056	5,847
56,483	22	(4,888,552)	(1,388,508)	(74,228)	(48,612)

191,829	75,391	6,421,304	(138)	(616,813)	(198,332)
–	5,973	4,405,623	–	–	–
191,829	81,364	10,826,927	(138)	(616,813)	(198,332)

(174,138)	(105,738)	19,824,527	144	(5,840)	150,523

74,174	(24,352)	25,762,902	(1,388,502)	(696,881)	(96,421)

–	–	–	–	–	–

$74,174	$(24,352)	$25,762,902	$(1,388,502)	$(696,881)	$(96,421)

38

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Neuberger
	Berman AMT	PIMCO
	Socially	All Asset
	Responsive	Administrative
	I Class	Class
	Division	Division
Investment income (loss)
Income:
Dividends	$23,053	$163,760

Expenses:
Mortality and expense risks	82,228	30,463
Separate account rider charges	7,332	2,976
Net investment income (loss)	(66,507)	130,321

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(592)	10,580
Capital gains distributions	–	–
Total realized gains (losses) on investments	(592)	10,580

Change in net unrealized appreciation or depreciation of
investments	(223,841)	(104,382)

Net gains (losses) on investments	(290,940)	36,519

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(290,940)	$36,519

See accompanying notes.

39

			Principal
PIMCO	PIMCO	Principal	LifeTime	Principal	Principal
High Yield	Total Return	Capital	Strategic	LifeTime	LifeTime
Administrative	Administrative	Appreciation	Income	2010	2020
Class	Class	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$838,251	$585,237	$–	$780,364	$1,093,890	$4,342,151

150,257	275,415	103,852	307,028	493,117	2,144,665
20,086	16,286	11,033	19,980	34,412	230,537
667,908	293,536	(114,885)	453,356	566,361	1,966,949

(8,685)	36,085	38,650	(201,215)	(961,486)	(1,812,481)
–	379,023	55,881	–	–	–
(8,685)	415,108	94,531	(201,215)	(961,486)	(1,812,481)

(642,206)	(361,329)	(124,046)	275,270	470,426	(4,195,697)

17,017	347,315	(144,400)	527,411	75,301	(4,041,229)

–	–	–	–	–	–

$17,017	$347,315	$(144,400)	$527,411	$75,301	$(4,041,229)

40

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2011

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$1,232,195	$176,275

Expenses:
Mortality and expense risks	768,638	134,172
Separate account rider charges	68,555	10,950
Net investment income (loss)	395,002	31,153

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(282,956)	(191,916)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(282,956)	(191,916)

Change in net unrealized appreciation or depreciation of
investments	(2,262,763)	(292,007)

Net gains (losses) on investments	(2,150,717)	(452,770)

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(2,150,717)	$(452,770)

See accompanying notes.

41

			SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible
LifeTime	Real Estate	Balanced	Balanced	Growth	Income
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division

$89,464	$–	$18,978,579	$5,045,136	$1,181,776	$6,190,242

73,218	946,471	8,473,504	1,959,110	721,923	1,988,712
8,546	100,794	472,545	138,679	77,801	158,624
7,700	(1,047,265)	10,032,530	2,947,347	382,052	4,042,906

(101,796)	(1,822,448)	(2,298,562)	2,064,022	(1,018,440)	1,891,211
–	–	–	1,482,993	–	201,924
(101,796)	(1,822,448)	(2,298,562)	3,547,015	(1,018,440)	2,093,135

(243,506)	8,190,221	(9,941,247)	(4,929,542)	(598,866)	(3,084,608)

(337,602)	5,320,508	(2,207,279)	1,564,820	(1,235,254)	3,051,433

–	–	–	–	–	–

$(337,602)	$5,320,508	$(2,207,279)	$1,564,820	$(1,235,254)	$3,051,433

42

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2011

	SAM
	Strategic
	Growth	Short-Term
	Portfolio	Income
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$623,086	$241,530

Expenses:
Mortality and expense risks	508,189	2,020,394
Separate account rider charges	53,220	186,304
Net investment income (loss)	61,677	(1,965,168)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	784,560	327,562
Capital gains distributions	–	24,772
Total realized gains (losses) on investments	784,560	352,334

Change in net unrealized appreciation or depreciation of
investments	(2,145,211)	1,364,729

Net gains (losses) on investments	(1,298,974)	(248,105)

Payment from affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$(1,298,974)	$(248,105)

See accompanying notes.

43

			T. Rowe Price	T. Rowe Price
SmallCap	SmallCap	SmallCap	Blue Chip	Health	Templeton
Blend	Growth II	Value I	Growth	Sciences	Growth Securities
Class 1	Class 1	Class 1	Portfolio II	Portfolio II	Class 2
Division	Division	Division	Division	Division	Division

$111,487	$–	$34,601	$–	$–	$15,285

376,958	366,400	1,001,166	88,222	94,285	9,367
24,432	25,537	92,085	6,112	10,333	–
(289,903)	(391,937)	(1,058,650)	(94,334)	(104,618)	5,918

(235,719)	(456,155)	(1,408,172)	693,559	491,057	(31,536)
–	–	–	–	–	–
(235,719)	(456,155)	(1,408,172)	693,559	491,057	(31,536)

(238,981)	(798,411)	(873,924)	(589,101)	129,567	(57,077)

(764,603)	(1,646,503)	(3,340,746)	10,124	516,006	(82,695)

–	–	–	–	–	–

$(764,603)	$(1,646,503)	$(3,340,746)	$10,124	$516,006	$(82,695)

44

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2011

Van Eck
Global
Hard Assets
Service
Class
Division
Investment income (loss)
Income:
Dividends	$60,079

Expenses:
Mortality and expense risks	99,737
Separate account rider charges	6,821
Net investment income (loss)	(46,479)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	476,938
Capital gains distributions	72,542
Total realized gains (losses) on investments	549,480

Change in net unrealized appreciation or depreciation of
investments	(2,343,561)

Net gains (losses) on investments	(1,840,560)

Payment from affiliate	–

Net increase (decrease) in net assets resulting from operations	$(1,840,560)

See accompanying notes.

45

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2010, Except as Noted

	AllianceBernstein
	Small Cap
	Growth
	Class A
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(57,668)	$(32,578)
Total realized gains (losses) on investments	559,981	(43,302)
Change in net unrealized appreciation or depreciation of investments	(508,521)	767,397
Net gains (losses) from investments	(6,208)	691,517

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(6,208)	691,517

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,467,829	1,744,627
Administration charges	(429)	(256)
Contingent sales charges	(6,776)	(3,083)
Contract terminations	(222,990)	(89,634)
Death benefit payments	(5,669)	(4,534)
Flexible withdrawal option payments	(16,676)	(10,325)
Transfer payments to other contracts	(3,691,609)	(563,980)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	523,680	1,072,815
Total increase (decrease)	517,472	1,764,332

Net assets at beginning of period	3,666,223	1,901,891
Net assets at end of period	$ 4,183,695	$ 3,666,223

(1) Commenced operations May 24, 2010.

46

American		American		American
Century VP		Century VP		Century VP
Income &		Inflation		MidCap
Growth		Protection		Value
Class I		Class II		Class II
Division		Division		Division (1)
2011	2010	2011	2010	2011	2010

$38,540	$30,551	$2,341,849	$274,438	$201	$3,006
(168,507)	(559,787)	2,892,337	760,308	51,757	(47)
445,086	2,471,742	3,199,464	1,921,335	(107,008)	35,075
315,119	1,942,506	8,433,650	2,956,081	(55,050)	38,034

–	–	–	–	–	–

315,119	1,942,506	8,433,650	2,956,081	(55,050)	38,034

2,083,669	2,490,927	12,259,541	17,801,418	1,665,885	696,229
(1,811)	(2,212)	(399,532)	(524,277)	(176)	(13)
(8,574)	(16,767)	(103,553)	(92,960)	(519)	(283)
(1,983,069)	(2,127,392)	(3,408,017)	(2,702,278)	(59,954)	(13,165)
(44,661)	(168,246)	(241,895)	(187,696)	–	–
(230,362)	(248,280)	(1,929,009)	(1,650,662)	(6,207)	(600)
(3,325,011)	(2,723,918)	(17,984,477)	(10,648,255)	(430,305)	(57,435)
–	–	–	–	–	–
(3,509,819)	(2,795,888)	(11,806,942)	1,995,290	1,168,724	624,733
(3,194,700)	(853,382)	(3,373,292)	4,951,371	1,113,674	662,767

16,652,967	17,506,349	86,143,856	81,192,485	662,767	–
$ 13,458,267	$ 16,652,967	$ 82,770,564	$ 86,143,856	$ 1,776,441	$ 662,767

47

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	American
	Century VP
	Ultra Class I
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(61,184)	$(42,714)
Total realized gains (losses) on investments	88,745	(139,841)
Change in net unrealized appreciation or depreciation of investments	(7,145)	796,574
Net gains (losses) from investments	20,416	614,019

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	20,416	614,019

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	791,594	1,149,863
Administration charges	(727)	(841)
Contingent sales charges	(4,457)	(5,595)
Contract terminations	(969,333)	(719,093)
Death benefit payments	(496)	(37,156)
Flexible withdrawal option payments	(66,495)	(72,069)
Transfer payments to other contracts	(712,939)	(1,119,308)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(962,853)	(804,199)
Total increase (decrease)	(942,437)	(190,180)

Net assets at beginning of period	4,935,390	5,125,570
Net assets at end of period	$ 3,992,953	$ 4,935,390

See accompanying notes.

48

American		American		American
Century VP		Century VP		Century VP
Ultra Class II		Value Class II		Vista Class I
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(802,317)	$(590,139)	$104,543	$147,761	$(39,390)	$(34,221)
(6,788)	(1,291,484)	(1,258,153)	(1,570,245)	(78,687)	(82,651)
942,966	10,029,002	1,031,559	4,086,189	(96,998)	603,706
133,861	8,147,379	(122,051)	2,663,705	(215,075)	486,834

–	–	–	–	–	–

133,861	8,147,379	(122,051)	2,663,705	(215,075)	486,834

5,254,474	5,804,184	2,536,465	2,352,402	870,797	616,017
(305,045)	(415,629)	(3,975)	(5,580)	(1,138)	(1,345)
(78,036)	(67,912)	(12,257)	(20,686)	(2,818)	(1,926)
(2,568,250)	(1,974,165)	(2,666,003)	(2,658,393)	(92,753)	(55,989)
(156,185)	(167,511)	(67,871)	(97,077)	(21,667)	–
(1,250,808)	(1,056,494)	(275,328)	(306,613)	(15,631)	(11,534)
(3,335,108)	(7,699,793)	(3,645,200)	(2,659,838)	(1,211,044)	(243,735)
–	–	–	–	–	–
(2,438,958)	(5,577,320)	(4,134,169)	(3,395,785)	(474,254)	301,488
(2,305,097)	2,570,059	(4,256,220)	(732,080)	(689,329)	788,322

58,641,195	56,071,136	25,179,723	25,911,803	3,007,448	2,219,126
$ 56,336,098	$ 58,641,195	$ 20,923,503	$ 25,179,723	$ 2,318,119	$ 3,007,448

49

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Asset
	Allocation
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$325,857	$546,815
Total realized gains (losses) on investments	2,341,932	(564,387)
Change in net unrealized appreciation or depreciation of investments	(2,245,799)	3,577,611
Net gains (losses) from investments	421,990	3,560,039

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	421,990	3,560,039

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,424,439	4,942,823
Administration charges	(64,011)	(83,203)
Contingent sales charges	(28,600)	(54,824)
Contract terminations	(4,197,426)	(5,591,832)
Death benefit payments	(366,334)	(339,352)
Flexible withdrawal option payments	(870,923)	(950,906)
Transfer payments to other contracts	(4,672,021)	(5,007,308)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(6,774,876)	(7,084,602)
Total increase (decrease)	(6,352,886)	(3,524,563)

Net assets at beginning of period	49,340,010	52,864,573
Net assets at end of period	$ 42,987,124	$ 49,340,010

(1) Commenced operations January 4, 2010.

See accompanying notes.

50

		Bond &
		Mortgage		Diversified
Balanced		Securities		Balanced
Class 1		Class 1		Class 2
Division		Division		Division (1)
2011	2010	2011	2010	2011	2010

$419,413	$620,571	$(3,074,433)	$9,970,520	$(702,256)	$(925,807)
(476,371)	(1,449,570)	(2,911,261)	(3,979,942)	571,004	(35,682)
1,230,531	5,682,855	19,643,700	18,550,473	5,572,512	10,298,567
1,173,573	4,853,856	13,658,006	24,541,051	5,441,260	9,337,078

–	–	–	–	–	–

1,173,573	4,853,856	13,658,006	24,541,051	5,441,260	9,337,078

3,586,370	3,795,291	40,874,417	44,539,158	176,029,316	167,126,980
(17,135)	(22,795)	(489,435)	(649,923)	(1,592,406)	(738,034)
(19,977)	(29,820)	(228,952)	(293,973)	(156,232)	(32,632)
(4,984,727)	(4,726,211)	(23,506,682)	(24,029,631)	(5,141,767)	(948,604)
(811,235)	(461,889)	(1,108,297)	(1,212,464)	(880,583)	(78,615)
(736,016)	(805,584)	(5,138,290)	(4,920,415)	(2,162,666)	(728,598)
(4,108,549)	(3,958,501)	(42,011,617)	(35,710,398)	(9,436,411)	(4,215,033)
–	–	–	–	–	–
(7,091,269)	(6,209,509)	(31,608,856)	(22,277,646)	156,659,251	160,385,464
(5,917,696)	(1,355,653)	(17,950,850)	2,263,405	162,100,511	169,722,542

42,696,436	44,052,089	253,668,870	251,405,465	169,722,542	–
$ 36,778,740	$ 42,696,436	$ 235,718,020	$ 253,668,870	$ 331,823,053	$ 169,722,542

51

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Diversified
	Growth
	Class 2
	Division (1)
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(2,724,726)	$(1,727,767)
Total realized gains (losses) on investments	561,311	42,239
Change in net unrealized appreciation or depreciation of investments	3,954,596	23,450,808
Net gains (losses) from investments	1,791,181	21,765,280

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,791,181	21,765,280

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	453,296,183	308,672,441
Administration charges	(3,530,245)	(1,339,585)
Contingent sales charges	(198,654)	(28,332)
Contract terminations	(6,537,909)	(823,586)
Death benefit payments	(1,087,363)	(69,056)
Flexible withdrawal option payments	(3,352,283)	(710,047)
Transfer payments to other contracts	(16,818,658)	(3,555,065)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	421,771,071	302,146,770
Total increase (decrease)	423,562,252	323,912,050

Net assets at beginning of period	323,912,050	–
Net assets at end of period	$ 747,474,302	$ 323,912,050

(1) Commenced operations January 4, 2010.

See accompanying notes.

52

Diversified		Dreyfus IP		Equity
International		Technology Growth		Income
Class 1		Service Shares		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(1,913,879)	$1,461,101	$(42,295)	$(34,885)	$(1,993,809)	$3,059,518
(7,203,728)	(11,854,379)	589,123	157,688	(7,089,490)	(6,777,325)
(16,428,207)	41,204,160	(819,646)	524,178	10,405,702	26,597,775
(25,545,814)	30,810,882	(272,818)	646,981	1,322,403	22,879,968

226,118	–	–	–	–	–

(25,319,696)	30,810,882	(272,818)	646,981	1,322,403	22,879,968

24,251,401	83,449,602	1,637,936	2,145,709	160,798,837	16,368,612
(153,865)	(175,231)	(297)	(330)	(944,584)	(957,659)
(160,447)	(198,144)	(3,448)	(3,434)	(275,479)	(185,773)
(22,406,200)	(20,853,137)	(113,469)	(99,818)	(14,948,998)	(7,857,059)
(630,307)	(1,040,554)	–	(11,146)	(748,727)	(555,275)
(2,172,666)	(1,965,128)	(27,054)	(27,264)	(4,894,220)	(3,011,898)
(28,342,404)	(29,125,870)	(2,329,703)	(1,241,259)	(22,869,490)	(15,540,669)
–	–	–	–	–	–
(29,614,488)	30,091,538	(836,035)	762,458	116,117,339	(11,739,721)
(54,934,184)	60,902,420	(1,108,853)	1,409,439	117,439,742	11,140,247

237,655,716	176,753,296	3,834,413	2,424,974	173,784,186	162,643,939
$ 182,721,532	$ 237,655,716	$ 2,725,560	$ 3,834,413	$ 291,223,928	$ 173,784,186

53

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Fidelity VIP
	Contrafund
	Service
	Class
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(266,597)	$(193,143)
Total realized gains (losses) on investments	(783,318)	(2,632,949)
Change in net unrealized appreciation or depreciation of investments	(1,014,257)	11,543,118
Net gains (losses) from investments	(2,064,172)	8,717,026

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(2,064,172)	8,717,026

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	6,812,734	8,638,329
Administration charges	(13,634)	(19,698)
Contingent sales charges	(32,845)	(66,908)
Contract terminations	(7,143,799)	(8,598,547)
Death benefit payments	(140,419)	(211,646)
Flexible withdrawal option payments	(706,735)	(763,928)
Transfer payments to other contracts	(9,233,705)	(10,382,093)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(10,458,403)	(11,404,491)
Total increase (decrease)	(12,522,575)	(2,687,465)

Net assets at beginning of period	63,340,887	66,028,352
Net assets at end of period	$ 50,818,312	$ 63,340,887

See accompanying notes.

54

Fidelity VIP		Fidelity VIP		Fidelity VIP
Contrafund		Equity-Income		Growth
Service		Service		Service
Class 2		Class 2		Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(263,333)	$(142,296)	$313,904	$56,628	$(186,781)	$(205,764)
(730,880)	(1,800,418)	(1,764,505)	(2,350,284)	(322,969)	(1,002,072)
(846,679)	8,468,091	1,142,039	7,629,950	431,317	4,712,691
(1,840,892)	6,525,377	(308,562)	5,336,294	(78,433)	3,504,855

–	–	–	–	–	–

(1,840,892)	6,525,377	(308,562)	5,336,294	(78,433)	3,504,855

7,322,148	8,804,155	7,652,860	5,221,723	2,090,992	2,324,139
(117,820)	(154,490)	(7,739)	(10,314)	(4,587)	(4,773)
(43,390)	(54,381)	(30,662)	(41,954)	(9,360)	(17,504)
(1,428,000)	(1,580,825)	(4,560,643)	(4,069,770)	(2,035,709)	(2,249,538)
(116,360)	(112,297)	(96,717)	(202,074)	(54,696)	(39,177)
(635,543)	(541,390)	(457,021)	(439,800)	(171,221)	(176,492)
(4,428,136)	(6,184,787)	(8,812,765)	(6,118,493)	(3,433,065)	(2,455,328)
–	–	–	–	–	–
552,899	175,985	(6,312,687)	(5,660,682)	(3,617,646)	(2,618,673)
(1,287,993)	6,701,362	(6,621,249)	(324,388)	(3,696,079)	886,182

48,068,758	41,367,396	44,412,681	44,737,069	18,619,921	17,733,739
$ 46,780,765	$ 48,068,758	$ 37,791,432	$ 44,412,681	$ 14,923,842	$ 18,619,921

55

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Fidelity VIP
	Growth
	Service
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(98,767)	$(92,691)
Total realized gains (losses) on investments	187,068	(144,375)
Change in net unrealized appreciation or depreciation of investments	(144,068)	1,585,330
Net gains (losses) from investments	(55,767)	1,348,264

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(55,767)	1,348,264

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,612,509	1,433,490
Administration charges	(1,103)	(975)
Contingent sales charges	(14,634)	(13,930)
Contract terminations	(481,619)	(404,935)
Death benefit payments	(11,709)	(6,620)
Flexible withdrawal option payments	(22,168)	(19,101)
Transfer payments to other contracts	(2,404,648)	(786,613)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(1,323,372)	201,316
Total increase (decrease)	(1,379,139)	1,549,580

Net assets at beginning of period	7,987,849	6,438,269
Net assets at end of period	$ 6,608,710	$ 7,987,849

(1) Commenced operations January 4, 2010.

See accompanying notes.

56

Fidelity VIP		Fidelity VIP		Franklin
Mid Cap		Overseas		Small Cap
Service		Service		Value Securities
Class 2		Class 2		Class 2
Division		Division		Division (1)
2011	2010	2011	2010	2011	2010

$(156,168)	$(114,477)	$(42,361)	$(66,247)	$(6,509)	$(1,421)
151,777	(70,619)	(1,025,077)	(2,781,420)	87,435	(3,573)
(1,416,837)	2,481,192	(7,053,959)	8,085,668	(109,458)	66,500
(1,421,228)	2,296,096	(8,121,397)	5,238,001	(28,532)	61,506

–	–	–	–	–	–

(1,421,228)	2,296,096	(8,121,397)	5,238,001	(28,532)	61,506

3,145,356	4,968,450	7,549,574	6,719,933	2,106,722	471,143
(1,096)	(1,311)	(167,851)	(228,818)	(53)	(30)
(10,625)	(14,073)	(60,041)	(65,891)	(557)	(325)
(349,667)	(409,086)	(1,975,999)	(1,915,408)	(18,336)	(9,452)
(1,361)	(18,318)	(85,276)	(178,321)	(1,890)	–
(76,021)	(86,643)	(717,314)	(623,232)	(2,351)	(945)
(3,636,866)	(1,522,578)	(3,532,815)	(6,884,924)	(776,455)	(74,595)
–	–	–	–	–	–
(930,280)	2,916,441	1,010,278	(3,176,661)	1,307,080	385,796
(2,351,508)	5,212,537	(7,111,119)	2,061,340	1,278,548	447,302

12,783,816	7,571,279	48,258,753	46,197,413	447,302	–
$ 10,432,308	$ 12,783,816	$ 41,147,634	$ 48,258,753	$ 1,725,850	$ 447,302

57

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Goldman Sachs
	VIT Mid Cap
	Value
	Service
	Class I
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(112,567)	$(122,463)
Total realized gains (losses) on investments	(226,360)	(957,236)
Change in net unrealized appreciation or depreciation of investments	(947,800)	4,428,358
Net gains (losses) from investments	(1,286,727)	3,348,659

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(1,286,727)	3,348,659

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,830,351	2,024,312
Administration charges	(1,612)	(2,442)
Contingent sales charges	(22,854)	(26,617)
Contract terminations	(752,133)	(773,746)
Death benefit payments	(32,583)	(83,391)
Flexible withdrawal option payments	(118,594)	(109,723)
Transfer payments to other contracts	(2,539,290)	(2,897,871)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(636,715)	(1,869,478)
Total increase (decrease)	(1,923,442)	1,479,181

Net assets at beginning of period	17,385,279	15,906,098
Net assets at end of period	$ 15,461,837	$ 17,385,279

See accompanying notes.

58

Goldman Sachs		Government
VIT Structured		& High		International
Small Cap		Quality		Emerging
Equity Service		Bond		Markets
Class I		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(34,482)	$(40,788)	$(2,321,786)	$4,558,366	$(1,084,855)	$(154,429)
(186,679)	(382,309)	388,050	286,309	(702,388)	(2,997,495)
151,574	1,656,732	11,555,092	(4,840,933)	(17,437,345)	19,109,070
(69,587)	1,233,635	9,621,356	3,742	(19,224,588)	15,957,146

–	–	–	–	229,048	–

(69,587)	1,233,635	9,621,356	3,742	(18,995,540)	15,957,146

2,261,600	1,587,957	44,536,504	242,212,813	20,908,523	20,410,810
(206)	(340)	(231,937)	(172,401)	(20,456)	(31,047)
(5,463)	(4,757)	(178,057)	(133,810)	(101,678)	(109,508)
(179,783)	(138,296)	(23,955,571)	(13,446,110)	(9,572,163)	(8,937,298)
(5,155)	(11,621)	(1,445,064)	(560,683)	(118,939)	(297,642)
(37,757)	(36,422)	(4,923,493)	(2,494,705)	(679,767)	(753,763)
(1,786,514)	(1,036,777)	(42,264,335)	(21,213,328)	(19,676,013)	(20,826,156)
–	–	–	–	–	–
246,722	359,744	(28,461,953)	204,191,776	(9,260,493)	(10,544,604)
177,135	1,593,379	(18,840,597)	204,195,518	(28,256,033)	5,412,542

6,006,914	4,413,535	216,706,645	12,511,127	108,918,848	103,506,306
$ 6,184,049	$ 6,006,914	$ 197,866,048	$ 216,706,645	$ 80,662,815	$ 108,918,848

59

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Invesco
	Basic Value
	Series I
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(19,816)	$(28,472)
Total realized gains (losses) on investments	200,366	(286,584)
Change in net unrealized appreciation or depreciation of investments	(351,473)	595,238
Net gains (losses) from investments	(170,923)	280,182

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(170,923)	280,182

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	902,782	1,321,562
Administration charges	(14,084)	(18,441)
Contingent sales charges	(6,522)	(2,778)
Contract terminations	(214,633)	(80,750)
Death benefit payments	–	–
Flexible withdrawal option payments	(45,417)	(36,929)
Transfer payments to other contracts	(354,375)	(695,324)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	267,751	487,340
Total increase (decrease)	96,828	767,522

Net assets at beginning of period	4,297,986	3,530,464
Net assets at end of period	$ 4,394,814	$ 4,297,986

(1) Commenced operations April 29, 2011.

See accompanying notes.

60

Invesco		Invesco
Capital		Capital	Invesco
Appreciation		Development	Core Equity
Series I		Series I	Series I
Division		Division (1)	Division
2011	2010	2011	2011	2010

$(62,527)	$(33,140)	$(21,969)	$(92,572)	$(112,698)
(150,083)	(334,552)	(74,995)	358,182	(112,947)
(264,758)	1,119,430	(423,130)	(520,791)	2,312,679
(477,368)	751,738	(520,094)	(255,181)	2,087,034

–	–	–	–	–

(477,368)	751,738	(520,094)	(255,181)	2,087,034

505,702	601,321	3,557,733	3,688,950	3,950,956
(1,193)	(1,708)	(161)	(6,623)	(10,108)
(3,273)	(5,723)	(519)	(15,877)	(34,569)
(711,872)	(735,478)	(112,953)	(3,453,308)	(4,442,592)
(10,119)	(53,857)	–	(121,866)	(192,129)
(81,349)	(80,141)	(19,562)	(406,287)	(453,455)
(597,881)	(639,019)	(848,357)	(3,684,763)	(4,708,330)
–	–	–	–	–
(899,985)	(914,605)	2,576,181	(3,999,774)	(5,890,227)
(1,377,353)	(162,867)	2,056,087	(4,254,955)	(3,803,193)

6,028,181	6,191,048	–	27,717,050	31,520,243
$ 4,650,828	$ 6,028,181	$ 2,056,087	$ 23,462,095	$ 27,717,050

61

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Invesco
	Global
	Health Care
	Series I
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(98,721)	$(111,018)
Total realized gains (losses) on investments	169,094	(32,163)
Change in net unrealized appreciation or depreciation of investments	141,389	378,037
Net gains (losses) from investments	211,762	234,856

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	211,762	234,856

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,309,744	1,458,804
Administration charges	(1,783)	(2,259)
Contingent sales charges	(5,366)	(8,394)
Contract terminations	(1,167,096)	(1,078,737)
Death benefit payments	(11,874)	(14,101)
Flexible withdrawal option payments	(107,814)	(105,223)
Transfer payments to other contracts	(1,799,601)	(1,817,706)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(783,790)	(1,567,616)
Total increase (decrease)	(572,028)	(1,332,760)

Net assets at beginning of period	7,322,711	8,655,471
Net assets at end of period	$ 6,750,683	$ 7,322,711

See accompanying notes.

62

Invesco		Invesco
International		Small Cap		Invesco
Growth		Equity		Technology
Series I		Series I		Series I
Division		Division		Division
2011	2010	2011	2010	2011	2010

$16,827	$44,934	$(122,734)	$(90,255)	$(54,993)	$(70,243)
171,830	185,539	625,167	(163,779)	569,717	169,058
(712,754)	256,168	(913,634)	1,783,127	(786,700)	669,793
(524,097)	486,641	(411,201)	1,529,093	(271,976)	768,608

–	–	–	–	–	–

(524,097)	486,641	(411,201)	1,529,093	(271,976)	768,608

3,910,000	2,100,832	6,086,948	3,095,836	1,285,516	1,232,579
(17,395)	(22,621)	(8,345)	(10,507)	(508)	(788)
(4,541)	(2,623)	(8,079)	(7,990)	(3,254)	(4,092)
(149,458)	(76,253)	(594,415)	(607,474)	(707,665)	(525,819)
–	(11,194)	(22,665)	–	(11,372)	(12,279)
(28,952)	(13,032)	(82,218)	(58,290)	(41,874)	(58,983)
(1,896,332)	(1,162,177)	(3,709,861)	(2,078,242)	(1,638,796)	(1,806,368)
–	–	–	–	–	–
1,813,322	812,932	1,661,365	333,333	(1,117,953)	(1,175,750)
1,289,225	1,299,573	1,250,164	1,862,426	(1,389,929)	(407,142)

4,542,215	3,242,642	7,524,206	5,661,780	4,980,784	5,387,926
$ 5,831,440	$ 4,542,215	$ 8,774,370	$ 7,524,206	$ 3,590,855	$ 4,980,784

63

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Janus Aspen
	Enterprise
	Service Shares
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(148,691)	$(158,635)
Total realized gains (losses) on investments	986,000	533,965
Change in net unrealized appreciation or depreciation of investments	(1,149,006)	2,130,642
Net gains (losses) from investments	(311,697)	2,505,972

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(311,697)	2,505,972

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,468,707	2,686,021
Administration charges	(3,770)	(4,956)
Contingent sales charges	(6,949)	(13,858)
Contract terminations	(1,511,363)	(1,780,881)
Death benefit payments	(4,128)	(44,331)
Flexible withdrawal option payments	(103,853)	(119,025)
Transfer payments to other contracts	(2,601,416)	(3,046,261)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(2,762,772)	(2,323,291)
Total increase (decrease)	(3,074,469)	182,681

Net assets at beginning of period	12,637,981	12,455,300
Net assets at end of period	$ 9,563,512	$ 12,637,981

See accompanying notes.

64

LargeCap		LargeCap		LargeCap
Blend II		Growth		Growth I
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(2,018,687)	$1,577,002	$(672,580)	$(671,425)	$(1,422,481)	$(1,337,102)
(7,941,259)	(13,547,114)	(201,667)	(1,742,652)	4,189,185	1,092,996
8,341,968	29,104,152	(1,968,046)	11,215,610	(4,133,101)	18,663,714
(1,617,978)	17,134,040	(2,842,293)	8,801,533	(1,366,397)	18,419,608

–	–	–	–	–	–

(1,617,978)	17,134,040	(2,842,293)	8,801,533	(1,366,397)	18,419,608

14,984,681	13,666,603	7,135,464	7,251,506	11,083,238	11,784,858
(379,582)	(513,440)	(35,953)	(42,808)	(41,161)	(49,859)
(152,403)	(168,175)	(42,893)	(63,449)	(67,040)	(116,292)
(10,981,420)	(10,228,041)	(8,935,498)	(7,830,935)	(12,432,927)	(13,903,485)
(430,793)	(596,049)	(237,601)	(304,349)	(435,771)	(527,879)
(2,369,757)	(2,175,126)	(773,525)	(838,589)	(1,165,781)	(1,263,671)
(16,412,320)	(18,994,330)	(5,663,775)	(6,774,576)	(14,959,335)	(16,245,613)
–	–	–	–	–	–
(15,741,594)	(19,008,558)	(8,553,781)	(8,603,200)	(18,018,777)	(20,321,941)
(17,359,572)	(1,874,518)	(11,396,074)	198,333	(19,385,174)	(1,902,333)

157,178,665	159,053,183	59,162,639	58,964,306	116,970,484	118,872,817
$ 139,819,093	$ 157,178,665	$ 47,766,565	$ 59,162,639	$ 97,585,310	$ 116,970,484

65

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	LargeCap
	S&P 500 Index
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(1,166,282)	$93,979
Total realized gains (losses) on investments	243,188	(1,594,164)
Change in net unrealized appreciation or depreciation of investments	1,349,086	12,961,305
Net gains (losses) from investments	425,992	11,461,120

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	425,992	11,461,120

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	14,019,920	13,879,610
Administration charges	(68,775)	(88,023)
Contingent sales charges	(63,020)	(101,014)
Contract terminations	(8,714,323)	(9,600,569)
Death benefit payments	(270,236)	(434,663)
Flexible withdrawal option payments	(1,314,180)	(1,275,326)
Transfer payments to other contracts	(12,582,705)	(13,228,319)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(8,993,319)	(10,848,304)
Total increase (decrease)	(8,567,327)	612,816

Net assets at beginning of period	96,643,855	96,031,039
Net assets at end of period	$ 88,076,528	$ 96,643,855

See accompanying notes.

66

LargeCap		MFS VIT		MFS VIT
Value		Utilities		Value
Class 1		Service Class		Service Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(1,131,017)	$486,594	$56,483	$8,334	$22	$(1,691)
(5,507,403)	(7,684,280)	191,829	74,067	81,364	14,171
6,800,106	18,508,724	(174,138)	106,217	(105,738)	81,718
161,686	11,311,038	74,174	188,618	(24,352)	94,198

–	–	–	–	–	–

161,686	11,311,038	74,174	188,618	(24,352)	94,198

9,042,882	9,204,068	4,896,119	1,454,362	867,445	1,114,778
(70,201)	(91,018)	(431)	(51)	(30)	–
(52,421)	(80,753)	(1,930)	(1,490)	(1,197)	(3,630)
(10,825,170)	(10,782,779)	(63,526)	(43,320)	(39,402)	(105,523)
(285,178)	(578,550)	(19,430)	(9,885)	–	–
(1,406,579)	(1,450,105)	(16,538)	(7,586)	(12,271)	(14,598)
(10,839,390)	(9,169,429)	(3,245,093)	(554,814)	(751,783)	(93,310)
–	–	–	–	–	–
(14,436,057)	(12,948,566)	1,549,171	837,216	62,762	897,717
(14,274,371)	(1,637,528)	1,623,345	1,025,834	38,410	991,915

97,515,490	99,153,018	1,619,334	593,500	1,459,189	467,274
$ 83,241,119	$97,515,490	$ 3,242,679	$1,619,334	$ 1,497,599	$1,459,189

67

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	MidCap
	Blend
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(4,888,552)	$3,923,322
Total realized gains (losses) on investments	10,826,927	(2,886,295)
Change in net unrealized appreciation or depreciation of investments	19,824,527	69,136,060
Net gains (losses) from investments	25,762,902	70,173,087

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	25,762,902	70,173,087

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	46,236,538	137,908,371
Administration charges	(515,872)	(520,593)
Contingent sales charges	(288,542)	(302,627)
Contract terminations	(34,854,660)	(29,584,893)
Death benefit payments	(1,049,341)	(1,349,068)
Flexible withdrawal option payments	(4,851,366)	(3,903,130)
Transfer payments to other contracts	(53,851,388)	(38,873,256)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(49,174,631)	63,374,804
Total increase (decrease)	(23,411,729)	133,547,891

Net assets at beginning of period	378,975,288	245,427,397
Net assets at end of period	$ 355,563,559	$378,975,288

See accompanying notes.

68

		Neuberger		Neuberger
Money		Berman AMT		Berman AMT
Market		Partners		Small-Cap Growth
Class 1		I Class		S Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(1,388,508)	$(1,729,480)	$(74,228)	$(41,746)	$(48,612)	$(41,272)
(138)	–	(616,813)	(1,249,499)	(198,332)	(127,142)
144	–	(5,840)	1,843,911	150,523	662,737
(1,388,502)	(1,729,480)	(696,881)	552,666	(96,421)	494,323

–	–	–	–	–	–

(1,388,502)	(1,729,480)	(696,881)	552,666	(96,421)	494,323

114,783,508	86,669,046	2,129,232	1,308,429	1,785,469	455,558
(65,033)	(94,360)	(1,279)	(1,956)	(3,674)	(4,470)
(284,253)	(367,729)	(4,968)	(5,883)	(4,648)	(5,416)
(36,060,302)	(35,749,865)	(163,497)	(171,004)	(152,958)	(157,437)
(772,436)	(728,322)	(2,337)	(2,470)	(3,094)	(1,008)
(2,748,938)	(3,831,014)	(46,732)	(55,110)	(16,382)	(8,447)
(86,841,841)	(93,753,335)	(1,867,736)	(1,692,597)	(1,673,580)	(342,299)
–	–	–	–	–	–
(11,989,295)	(47,855,579)	42,683	(620,591)	(68,867)	(63,519)
(13,377,797)	(49,585,059)	(654,198)	(67,925)	(165,288)	430,804

115,063,727	164,648,786	5,295,863	5,363,788	3,211,249	2,780,445
$ 101,685,930	$115,063,727	$ 4,641,665	$5,295,863	$ 3,045,961	$3,211,249

69

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Neuberger
	Berman AMT
	Socially
	Responsive
	I Class
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(66,507)	$(78,264)
Total realized gains (losses) on investments	(592)	(167,982)
Change in net unrealized appreciation or depreciation of investments	(223,841)	1,421,819
Net gains (losses) from investments	(290,940)	1,175,573

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(290,940)	1,175,573

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,946,453	1,210,736
Administration charges	(24,538)	(31,739)
Contingent sales charges	(4,437)	(4,547)
Contract terminations	(146,042)	(132,176)
Death benefit payments	(3,962)	–
Flexible withdrawal option payments	(94,337)	(71,618)
Transfer payments to other contracts	(1,340,692)	(1,110,916)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	332,445	(140,260)
Total increase (decrease)	41,505	1,035,313

Net assets at beginning of period	6,359,439	5,324,126
Net assets at end of period	$ 6,400,944	$6,359,439

(1) Commenced operations January 4, 2010.

See accompanying notes.

70

PIMCO		PIMCO		PIMCO
All Asset		High Yield		Total Return
Administrative		Administrative		Administrative
Class		Class		Class
Division		Division (1)		Division
2011	2010	2011	2010	2011	2010

$130,321	$107,337	$667,908	$225,364	$293,536	$127,743
10,580	40,454	(8,685)	22,452	415,108	581,708
(104,382)	(18,155)	(642,206)	154,234	(361,329)	(118,884)
36,519	129,636	17,017	402,050	347,315	590,567

–	–	–	–	–	–

36,519	129,636	17,017	402,050	347,315	590,567

2,016,825	3,247,556	20,181,580	9,461,212	19,986,266	16,246,914
(67)	–	(329)	(120)	(2,524)	(2,085)
(829)	(5,528)	(16,970)	(2,526)	(21,726)	(21,929)
(27,278)	(160,710)	(558,503)	(73,434)	(715,030)	(637,462)
–	–	–	–	(26,047)	–
(21,045)	(12,414)	(253,273)	(63,468)	(197,500)	(87,070)
(2,400,835)	(723,485)	(12,025,519)	(1,671,229)	(9,317,702)	(3,752,767)
–	–	–	–	–	–
(433,229)	2,345,419	7,326,986	7,650,435	9,705,737	11,745,601
(396,710)	2,475,055	7,344,003	8,052,485	10,053,052	12,336,168

2,993,563	518,508	8,052,485	–	16,609,083	4,272,915
$ 2,596,853	$2,993,563	$ 15,396,488	$8,052,485	$ 26,662,135	$16,609,083

71

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Principal
	Capital
	Appreciation
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(114,885)	$24,228
Total realized gains (losses) on investments	94,531	15,974
Change in net unrealized appreciation or depreciation of investments	(124,046)	811,449
Net gains (losses) from investments	(144,400)	851,651

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(144,400)	851,651

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,194,632	3,157,804
Administration charges	(741)	(858)
Contingent sales charges	(29,359)	(8,347)
Contract terminations	(967,180)	(246,490)
Death benefit payments	–	–
Flexible withdrawal option payments	(30,754)	(26,256)
Transfer payments to other contracts	(1,324,920)	(931,611)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	1,841,678	1,944,242
Total increase (decrease)	1,697,278	2,795,893

Net assets at beginning of period	7,466,228	4,670,335
Net assets at end of period	$ 9,163,506	$7,466,228

See accompanying notes.

72

Principal
LifeTime		Principal		Principal
Strategic		LifeTime		LifeTime
Income		2010		2020
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$453,356	$805,291	$566,361	$1,167,031	$1,966,949	$4,074,038
(201,215)	(455,593)	(961,486)	(759,757)	(1,812,481)	(3,236,673)
275,270	1,786,753	470,426	4,249,324	(4,195,697)	20,442,319
527,411	2,136,451	75,301	4,656,598	(4,041,229)	21,279,684

–	–	–	–	–	–

527,411	2,136,451	75,301	4,656,598	(4,041,229)	21,279,684

4,530,114	4,474,233	3,522,579	2,567,643	6,402,945	9,908,242
(67,281)	(88,223)	(146,908)	(197,749)	(830,753)	(1,087,442)
(20,439)	(30,608)	(42,404)	(33,120)	(145,887)	(162,896)
(1,011,059)	(1,007,706)	(2,653,528)	(1,221,518)	(5,861,216)	(5,377,594)
(82,297)	(47,121)	(480,923)	(41,596)	(793,487)	(69,931)
(840,965)	(796,060)	(1,027,352)	(776,295)	(2,792,022)	(2,035,658)
(2,495,993)	(1,776,834)	(2,575,918)	(1,728,939)	(5,129,905)	(6,729,623)
–	–	–	–	–	–
12,080	727,681	(3,404,454)	(1,431,574)	(9,150,325)	(5,554,902)
539,491	2,864,132	(3,329,153)	3,225,024	(13,191,554)	15,724,782

24,279,554	21,415,422	41,054,754	37,829,730	176,256,223	160,531,441
$ 24,819,045	$24,279,554	$ 37,725,601	$41,054,754	$ 163,064,669	$176,256,223

73

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Principal
	LifeTime
	2030
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$395,002	$538,996
Total realized gains (losses) on investments	(282,956)	(671,448)
Change in net unrealized appreciation or depreciation of investments	(2,262,763)	7,680,659
Net gains (losses) from investments	(2,150,717)	7,548,207

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(2,150,717)	7,548,207

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,007,184	9,586,592
Administration charges	(265,681)	(308,795)
Contingent sales charges	(84,087)	(52,401)
Contract terminations	(3,376,524)	(1,732,840)
Death benefit payments	(121,017)	(288,089)
Flexible withdrawal option payments	(366,783)	(301,447)
Transfer payments to other contracts	(1,856,652)	(2,677,074)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(2,063,560)	4,225,946
Total increase (decrease)	(4,214,277)	11,774,153

Net assets at beginning of period	63,026,188	51,252,035
Net assets at end of period	$ 58,811,911	$63,026,188

See accompanying notes.

74

Principal		Principal
LifeTime		LifeTime		Real Estate
2040		2050		Securities
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$31,153	$79,228	$7,700	$38,758	$(1,047,265)	$1,157,863
(191,916)	(226,962)	(101,796)	(178,133)	(1,822,448)	(5,161,508)
(292,007)	1,432,053	(243,506)	885,658	8,190,221	19,836,091
(452,770)	1,284,319	(337,602)	746,283	5,320,508	15,832,446

–	–	–	–	–	–

(452,770)	1,284,319	(337,602)	746,283	5,320,508	15,832,446

1,384,352	2,263,592	949,844	957,796	16,657,636	14,149,521
(5,244)	(5,625)	(4,342)	(4,071)	(25,237)	(36,482)
(14,903)	(13,978)	(13,092)	(16,913)	(59,074)	(80,722)
(576,337)	(458,866)	(446,754)	(538,020)	(8,048,670)	(8,365,048)
(31,568)	(7,889)	–	(11,877)	(184,694)	(214,808)
(27,604)	(34,805)	(13,149)	(13,389)	(810,283)	(842,153)
(686,783)	(370,490)	(431,395)	(308,448)	(14,839,440)	(16,962,039)
–	–	–	–	–	–
41,913	1,371,939	41,112	65,078	(7,309,762)	(12,351,731)
(410,857)	2,656,258	(296,490)	811,361	(1,989,254)	3,480,715

10,823,119	8,166,861	5,829,572	5,018,211	75,754,623	72,273,908
$ 10,412,262	$10,823,119	$ 5,533,082	$5,829,572	$ 73,765,369	$75,754,623

75

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	SAM
	Balanced
	Portfolio
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$10,032,530	$14,217,125
Total realized gains (losses) on investments	(2,298,562)	(5,504,356)
Change in net unrealized appreciation or depreciation of investments	(9,941,247)	63,623,656
Net gains (losses) from investments	(2,207,279)	72,336,425

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(2,207,279)	72,336,425

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	59,079,598	105,433,533
Administration charges	(3,411,967)	(4,193,350)
Contingent sales charges	(706,138)	(605,894)
Contract terminations	(30,200,400)	(22,919,907)
Death benefit payments	(2,804,800)	(2,466,521)
Flexible withdrawal option payments	(8,317,924)	(6,491,146)
Transfer payments to other contracts	(34,625,201)	(34,379,465)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(20,986,832)	34,377,250
Total increase (decrease)	(23,194,111)	106,713,675

Net assets at beginning of period	684,067,078	577,353,403
Net assets at end of period	$ 660,872,967	$684,067,078

See accompanying notes.

76

SAM		SAM		SAM
Conservative		Conservative		Flexible
Balanced		Growth		Income
Portfolio		Portfolio		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$2,947,347	$4,391,541	$382,052	$797,094	$4,042,906	$5,717,476
3,547,015	(4,727)	(1,018,440)	(2,452,442)	2,093,135	213,477
(4,929,542)	10,201,352	(598,866)	7,763,703	(3,084,608)	6,898,055
1,564,820	14,588,166	(1,235,254)	6,108,355	3,051,433	12,829,008

–	–	–	–	–	–

1,564,820	14,588,166	(1,235,254)	6,108,355	3,051,433	12,829,008

27,089,479	37,006,244	17,718,263	18,558,887	42,693,874	48,817,423
(594,888)	(764,225)	(11,186)	(12,646)	(479,046)	(631,403)
(205,488)	(263,131)	(74,992)	(45,962)	(154,761)	(182,162)
(10,749,880)	(10,891,423)	(4,829,900)	(2,398,833)	(9,695,366)	(9,949,963)
(237,703)	(1,294,773)	(76,287)	(69,613)	(1,356,101)	(1,027,852)
(2,546,651)	(2,128,515)	(351,977)	(317,659)	(3,299,446)	(2,799,113)
(19,237,610)	(16,681,359)	(8,339,079)	(8,274,489)	(27,410,717)	(18,100,938)
–	–	–	–	–	–
(6,482,741)	4,982,818	4,034,842	7,439,685	298,437	16,125,992
(4,917,921)	19,570,984	2,799,588	13,548,040	3,349,870	28,955,000

158,219,547	138,648,563	55,154,255	41,606,215	157,634,626	128,679,626
$ 153,301,626	$158,219,547	$ 57,953,843	$55,154,255	$ 160,984,496	$157,634,626

77

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	SAM
	Strategic
	Growth
	Portfolio
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$61,677	$361,862
Total realized gains (losses) on investments	784,560	(1,635,575)
Change in net unrealized appreciation or depreciation of investments	(2,145,211)	5,934,583
Net gains (losses) from investments	(1,298,974)	4,660,870

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(1,298,974)	4,660,870

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	13,394,914	11,294,806
Administration charges	(9,461)	(9,853)
Contingent sales charges	(39,204)	(29,628)
Contract terminations	(1,940,548)	(1,432,845)
Death benefit payments	(28,880)	(22,366)
Flexible withdrawal option payments	(189,285)	(194,346)
Transfer payments to other contracts	(7,447,035)	(5,795,059)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	3,740,501	3,810,709
Total increase (decrease)	2,441,527	8,471,579

Net assets at beginning of period	38,640,578	30,168,999
Net assets at end of period	$ 41,082,105	$38,640,578

See accompanying notes.

78

Short-Term		SmallCap		SmallCap
Income		Blend		Growth II
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(1,965,168)	$1,565,188	$(289,903)	$(276,862)	$(391,937)	$(379,812)
352,334	796,722	(235,719)	(1,287,973)	(456,155)	(1,702,840)
1,364,729	(808,306)	(238,981)	8,337,628	(798,411)	8,475,160
(248,105)	1,553,604	(764,603)	6,772,793	(1,646,503)	6,392,508

–	–	–	–	–	–

(248,105)	1,553,604	(764,603)	6,772,793	(1,646,503)	6,392,508

60,915,694	183,643,483	3,957,842	4,255,523	6,086,380	4,265,934
(560,144)	(419,629)	(4,657)	(6,109)	(4,164)	(4,281)
(190,072)	(137,473)	(17,489)	(30,986)	(21,957)	(30,774)
(12,552,028)	(8,429,971)	(3,979,835)	(4,078,772)	(3,194,923)	(3,151,206)
(1,014,588)	(511,778)	(59,340)	(189,643)	(27,278)	(88,360)
(4,115,710)	(2,307,768)	(453,281)	(464,462)	(282,456)	(275,807)
(46,971,099)	(35,083,408)	(6,211,427)	(4,774,757)	(7,090,831)	(4,061,503)
–	–	–	–	–	–
(4,487,947)	136,753,456	(6,768,187)	(5,289,206)	(4,535,229)	(3,345,997)
(4,736,052)	138,307,060	(7,532,790)	1,483,587	(6,181,732)	3,046,511

161,858,230	23,551,170	35,312,556	33,828,969	31,721,697	28,675,186
$ 157,122,178	$161,858,230	$ 27,779,766	$35,312,556	$ 25,539,965	$31,721,697

79

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	SmallCap
	Value I
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(1,058,650)	$(447,870)
Total realized gains (losses) on investments	(1,408,172)	(4,331,528)
Change in net unrealized appreciation or depreciation of investments	(873,924)	22,956,837
Net gains (losses) from investments	(3,340,746)	18,177,439

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(3,340,746)	18,177,439

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	10,861,918	10,555,133
Administration charges	(175,492)	(239,766)
Contingent sales charges	(75,993)	(90,296)
Contract terminations	(6,279,612)	(6,737,765)
Death benefit payments	(116,994)	(332,649)
Flexible withdrawal option payments	(1,111,967)	(1,045,657)
Transfer payments to other contracts	(10,258,070)	(14,220,207)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(7,156,210)	(12,111,207)
Total increase (decrease)	(10,496,956)	6,066,232

Net assets at beginning of period	86,698,136	80,631,904
Net assets at end of period	$ 76,201,180	$86,698,136

See accompanying notes.

80

T. Rowe Price		T. Rowe Price
Blue Chip		Health		Templeton
Growth		Sciences		Growth Securities
Portfolio II		Portfolio II		Class 2
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(94,334)	$(77,481)	$(104,618)	$(75,034)	$5,918	$6,421
693,559	(2,990)	491,057	53,728	(31,536)	(57,415)
(589,101)	989,068	129,567	775,129	(57,077)	115,557
10,124	908,597	516,006	753,823	(82,695)	64,563

–	–	–	–	–	–

10,124	908,597	516,006	753,823	(82,695)	64,563

2,874,703	2,224,032	5,109,755	1,757,262	24,800	31,844
(20,540)	(26,186)	(13,713)	(17,383)	–	–
(9,160)	(5,884)	(6,385)	(5,727)	(275)	(1,184)
(301,462)	(171,052)	(210,137)	(166,476)	(113,334)	(139,212)
(17,950)	(9,282)	(24,562)	(505)	–	(15,881)
(79,291)	(69,273)	(69,999)	(56,228)	(14,285)	(13,131)
(2,107,750)	(1,148,604)	(3,992,228)	(704,582)	(49,929)	(42,253)
–	–	–	–	–	–
338,550	793,751	792,731	806,361	(153,023)	(179,817)
348,674	1,702,348	1,308,737	1,560,184	(235,718)	(115,254)

6,703,493	5,001,145	6,428,884	4,868,700	1,200,063	1,315,317
$ 7,052,167	$6,703,493	$ 7,737,621	$6,428,884	$ 964,345	$1,200,063

81

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010, Except as Noted

	Van Eck
	Global
	Hard Assets
	Service
	Class
	Division
	2011	2010
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$(46,479)	$(30,614)
Total realized gains (losses) on investments	549,480	34,719
Change in net unrealized appreciation or depreciation of investments	(2,343,561)	889,614
Net gains (losses) from investments	(1,840,560)	893,719

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	(1,840,560)	893,719

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	9,543,119	3,976,972
Administration charges	(773)	(439)
Contingent sales charges	(7,155)	(2,827)
Contract terminations	(381,726)	(153,910)
Death benefit payments	(17,192)	–
Flexible withdrawal option payments	(48,208)	(10,896)
Transfer payments to other contracts	(4,956,276)	(386,943)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	4,131,789	3,421,957
Total increase (decrease)	2,291,229	4,315,676

Net assets at beginning of period	5,397,141	1,081,465
Net assets at end of period	$ 7,688,370	$5,397,141

See accompanying notes.

82

1.  Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2011, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1)
Asset Allocation Account
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account (2)
Government & High Quality Bond Account (5)
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Blend Account
Money Market Account
Principal Capital Appreciation Account (3)
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account (5)
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management Balanced Portfolio (3)
Strategic Asset Management Conservative Balanced Portfolio (3)
Strategic Asset Management Conservative Growth Portfolio (3)
Strategic Asset Management Flexible Income Portfolio (3)
Strategic Asset Management Strategic Growth Portfolio (3)
Principal Variable Contracts Funds, Inc. – Class 2 (1)
Diversified Balanced Account (7)
Diversified Growth Account (7)
AllianceBernstein Variable Product Series Fund, Inc:
Small Cap Growth Portfolio – Class A

83

American Century Investments®:
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II (8)
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
VP VistaSM Fund – Class I
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Small Cap Value Securities Fund – Class 2 (7)
Templeton Growth Securities Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Structured Small Cap Equity Fund – Institutional Shares
Invesco Variable Insurance Fund:
Basic Value Fund – Series I Shares
Capital Appreciation Fund – Series I Shares Capital Development Fund – Series I Shares (9)
Core Equity Fund – Series I Shares
Dynamics Fund – Series I Shares
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares (4)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
MFS® Variable Insurance Trust:
Utilities Series – S Class (6)
Value Series – S Class (6)
Neuberger Berman Advisors Management Trust:
Partners Portfolio – I Class Shares
Small-Cap Growth Portfolio – S Class Shares
Socially Responsive Portfolio – I Class Shares
PIMCO Variable Insurance Trust: All Asset Portfolio Administrative Class (6)
High Yield Portfolio Administrative Class (7)
Total Return Portfolio Administrative Class (6)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
Van Eck VIP Trust:
Global Hard Assets Fund – Service Class Shares (6)

  (1) Organized by Principal Life Insurance Company.

  (2) Commenced operations January 5, 2007.

  (3) Commenced operations May 1, 2007.

  (4) Commenced operations May 19, 2008.

  (5) Commenced operations November 24, 2008.

  (6) Commenced operations May 18, 2009.

  (7) Commenced operations January 4, 2010.

  (8) Commenced operations May 24, 2010.

  (9) Commenced operations April 29, 2011.

Commencement of operations date is the date that the division became available to contractholders.

84

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus – Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity, Principal Investment Plus Variable Annuity with Premium Payment Credit Rider and Principal Lifetime Income Solutions. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 30, 2011. Net realized gains and losses on sales of investments are determined on the basis of the FIFO method. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•        Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•        Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

85

Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Level 3 assets and liabilities include certain fixed maturities, private equity securities, real estate and commercial mortgage loan investments of separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives and embedded derivatives that are priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published.  Therefore, the investments fall into Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to Separate Account B. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to Separate Account B within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statement of Operations and the Statement of Changes in Net Assets reflect compensation for subsequently claimed refunds.

2.  Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

86

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

87

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, expect for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each Division. The fee is currently being waived.

During the year ended December 31, 2011, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.03% of each of the Principal LifeTime Accounts’ average daily net assets. Prior to July 1, 2009, the annual rate paid by each Principal LifeTime Account was 0.1225% of the average daily net assets up to $3 billion and 0.1125% of the average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

88

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts (in millions)			Net Assets of Accounts (in millions)
	First $200	Next $300	Over $500		First $500	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%	Principal Capital Appreciation Account	0.625%	0.50%

	Net Assets of Accounts (in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

Net Assets of Accounts
	First $2 billion	Over $2 billion			Overall Fee
Government & High			LargeCap S&P 500 Index Account		0.25%
Quality Bond Account	0.50%	0.45%

All Assets
Diversified Balanced Account	.05%
Diversified Growth Account	.05%

89

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2012. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account II	0.020
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2011 through December 31, 2011
	Class 1	Class 2	Expiration
SmallCap Value Account I	0.99%	1.24%	April 30, 2012

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2012.

3.  Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

90

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2011:

	Division:	Purchases	Sales

	AllianceBernstein Small Cap Growth Class A Division:	$ 4,467,829	$ 4,001,817
i	Principal Investment Plus Variable Annuity	$ 3,640,089	$ 3,579,557
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	827,740	422,260
	0
	American Century VP Income & Growth Class I Division:	$ 2,312,523	$ 5,783,802
i	Principal Freedom Variable Annuity	156,193	595,316
i	Principal Freedom Variable Annuity 2	1,039	8,391
	The Principal Variable Annuity	2,028,165	3,240,456
	The Principal Variable Annuity with Purchase Payment Credit Rider	127,126	1,939,639
i	0
i	American Century VP Inflation Protection Class II Division:	16,841,448	25,260,105
	Principal Investment Plus Variable Annuity	14,769,309	19,961,272
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,072,139	5,298,833
i
	American Century VP MidCap Value Class II Division:	1,714,132	515,538
	The Principal Variable Annuity	792,193	238,835
	The Principal Variable Annuity with Purchase Payment Credit Rider	83,144	18,911
	Principal Investment Plus Variable Annuity	655,590	178,193
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	183,205	79,599
i
	American Century VP Ultra Class I Division:	791,594	1,815,631
i	The Principal Variable Annuity	731,253	1,267,137
i	The Principal Variable Annuity with Purchase Payment Credit Rider	60,341	548,494

91

	4. Purchases and Sales of Investments (continued)
	American Century VP Ultra Class II Division:	5,254,474	8,495,749
	Principal Investment Plus Variable Annuity	4,228,486	6,378,136
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,025,988	2,117,613

p	American Century VP Value Class II Division:	$ 2,963,404	$ 6,993,030
i	The Principal Variable Annuity	2,708,364	4,238,333
	The Principal Variable Annuity with Purchase Payment Credit Rider	255,040	2,754,697
i	0
i	American Century VP Vista Class I Division:	870,797	1,384,441
	Principal Investment Plus Variable Annuity	822,550	1,268,588
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	48,247	115,853
p	0
p	Asset Allocation Class 1 Division:	6,863,449	10,809,548
	Premier Variable	22,203	21,531
i	The Principal Variable Annuity	4,590,805	7,694,284
i	The Principal Variable Annuity with Purchase Payment Credit Rider	262,205	1,486,350
	Principal Investment Plus Variable Annuity	1,483,005	1,057,034
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	505,231	550,349
p	0
92

4. Purchases and Sales of Investments (continued)

	Division:	Purchases	Sales
	0
p	Balanced Class 1 Division:	4,507,296	11,179,152
	Personal Variable	$ 64,661	$ 40,207
	Premier Variable	413,320	616,407
i	The Principal Variable Annuity	3,636,754	7,607,326
i	The Principal Variable Annuity with Purchase Payment Credit Rider	392,561	2,915,212
i	0
i	Bond & Mortgage Securities Class 1 Division:	41,111,727	75,795,016
	Personal Variable	37,015	26,225
	Premier Variable	892,936	1,155,451
i	Principal Freedom Variable Annuity	603,573	1,339,039
i	Principal Freedom Variable Annuity 2	99,445	169,707
	The Principal Variable Annuity	19,007,233	28,629,599
	The Principal Variable Annuity with Purchase Payment Credit Rider	2,127,698	14,284,225
i	Principal Investment Plus Variable Annuity	13,971,559	23,373,752
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,372,268	6,817,018
i	0
	Diversified Balanced Class 2 Division:	178,437,928	22,478,894
	Principal Investment Plus Variable Annuity	162,608,350	21,386,996
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,768,145	1,087,732
	Principal Lifetime Income Solutions	1,061,433	4,166

	Diversified Growth Class 2 Division:	457,581,260	38,525,778
	Principal Investment Plus Variable Annuity	423,069,370	35,409,990
p	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,410,153	3,115,608
	Principal Lifetime Income Solutions	101,737	180
p
93

	4. Purchases and Sales of Investments (continued)
i	Diversified International Class 1 Division:	25,420,316	56,722,565
	Personal Variable	87,246	81,741
	Premier Variable	492,259	1,489,686
i	Principal Freedom Variable Annuity	436,088	891,226
i	Principal Freedom Variable Annuity 2	137,449	211,180
i	The Principal Variable Annuity	15,650,359	31,720,034
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,499,445	12,945,487
i	Principal Investment Plus Variable Annuity	5,657,018	7,077,896
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,460,452	2,305,315
	0
i	Dreyfus IP Technology Growth Service Shares Division:	1,637,936	2,516,266
i	Principal Investment Plus Variable Annuity	1,535,874	2,482,602
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	102,062	33,664
	0
p	Equity Income Class 1 Division:	162,252,760	48,129,230
	Premier Variable	18,074	42,216
i	The Principal Variable Annuity	43,747,071	14,338,602
i	The Principal Variable Annuity with Purchase Payment Credit Rider	11,191,400	5,961,287
i	Principal Investment Plus Variable Annuity	82,029,638	20,552,542
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25,266,577	7,234,583
	0
i	Fidelity VIP Contrafund Service Class Division:	7,308,685	18,033,685
i	The Principal Variable Annuity	$ 6,758,595	$ 13,454,376
	The Principal Variable Annuity with Purchase Payment Credit Rider	550,090	4,579,309
	0
i	Fidelity VIP Contrafund Service Class 2 Division:	7,710,712	7,421,146
i	Principal Investment Plus Variable Annuity	6,547,344	6,038,546
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,163,368	1,382,600
	0
94

	4. Purchases and Sales of Investments (continued)
	Fidelity VIP Equity-Income Service Class 2 Division:	$ 8,552,818	$ 14,551,601
i	The Principal Variable Annuity	5,593,235	6,926,835
i	The Principal Variable Annuity with Purchase Payment Credit Rider	496,444	5,485,300
i	Principal Investment Plus Variable Annuity	1,977,025	1,850,108
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	486,114	289,358
	0
	Fidelity VIP Growth Service Class Division:	2,192,709	5,936,996
i	The Principal Variable Annuity	2,096,574	4,367,339
i	The Principal Variable Annuity with Purchase Payment Credit Rider	96,135	1,569,657
	0
	Fidelity VIP Growth Service Class 2 Division:	1,647,278	3,043,520
i	Principal Investment Plus Variable Annuity	1,294,901	2,446,998
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	352,377	596,522
	0
i	Fidelity VIP Mid Cap Service Class 2 Division:	3,167,749	4,234,332
i	Principal Investment Plus Variable Annuity	2,629,679	3,702,273
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	538,070	532,059
	0
i	Fidelity VIP Overseas Service Class 2 Division:	8,229,974	7,175,499
i	Principal Investment Plus Variable Annuity	6,278,335	5,471,254
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,951,639	1,704,245

i	Franklin Small Cap Value Securities Class 2 Division:	2,113,343	812,772
i	Principal Investment Plus Variable Annuity	1,939,229	786,162
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	174,114	26,610

	Goldman Sachs VIT Mid Cap Value Service Class I Division:	2,957,941	3,707,223
	Principal Investment Plus Variable Annuity	2,382,024	2,813,592
p	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	575,917	893,631
i	0
95

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
i	Goldman Sachs VIT Structured Small Cap Equity Service Class I Division:	$ 2,309,874	$ 2,097,634
i	Principal Investment Plus Variable Annuity	2,138,291	1,878,003
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	171,583	219,631
	0
	Government & High Quality Bond Class 1 Division:	45,116,860	75,687,090
	Pension Builder Plus	$ 365	$ 3,110
	Pension Builder Plus - Rollover IRA	86	466
	Personal Variable	31,691	7,145
	Premier Variable	1,157,378	1,764,256
i	Principal Freedom Variable Annuity	505,335	705,368
i	Principal Freedom Variable Annuity 2	83,125	110,113
	The Principal Variable Annuity	21,153,917	34,838,549
	The Principal Variable Annuity with Purchase Payment Credit Rider	3,843,755	14,982,895
i	Principal Investment Plus Variable Annuity	14,722,165	19,482,785
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,619,043	3,792,403

	International Emerging Markets Class 1 Division:	21,387,343	31,503,643
	Premier Variable	65,336	256,741
i	The Principal Variable Annuity	8,300,420	15,120,405
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,327,186	5,664,864
	Principal Investment Plus Variable Annuity	9,085,465	7,352,615
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,608,936	3,109,018
i	0
i	Invesco Basic Value Series I Division:	941,594	693,659
	Principal Investment Plus Variable Annuity	739,692	530,196
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	201,902	163,463
i	0
96

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
i	Invesco Capital Appreciation Series I Division:	513,817	1,476,329
	The Principal Variable Annuity	499,227	1,243,153
	The Principal Variable Annuity with Purchase Payment Credit Rider	14,590	233,176
	0
i	Invesco Capital Development Series I Division:	3,557,733	1,003,521
	The Principal Variable Annuity	2,482,937	481,196
	The Principal Variable Annuity with Purchase Payment Credit Rider	1,074,796	522,325

	Invesco Core Equity Series I Division:	3,935,616	8,027,962
i	The Principal Variable Annuity	3,821,695	5,949,416
i	The Principal Variable Annuity with Purchase Payment Credit Rider	113,921	2,078,546
i	0
i	Invesco Global Health Care Series I Division:	$ 2,309,744	$ 3,192,255
	The Principal Variable Annuity	2,063,732	1,862,833
	The Principal Variable Annuity with Purchase Payment Credit Rider	246,012	1,329,422
	0
	Invesco International Growth Series I Division:	3,998,369	2,168,220
	Principal Investment Plus Variable Annuity	3,725,119	2,097,745
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	273,250	70,475
	0
i	Invesco Small Cap Equity Series I Division:	6,086,948	4,548,317
i	The Principal Variable Annuity	$ 2,029,822	$ 1,310,913
i	The Principal Variable Annuity with Purchase Payment Credit Rider	178,846	369,457
i	Principal Investment Plus Variable Annuity	3,079,381	2,214,899
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	798,899	653,048
i	0
i	Invesco Technology Series I Division:	1,292,903	2,465,849
i	The Principal Variable Annuity	1,156,239	1,529,362
i	The Principal Variable Annuity with Purchase Payment Credit Rider	136,664	936,487
i
97

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
i	Janus Aspen Enterprise Service Shares Division:	1,468,707	4,380,170
	The Principal Variable Annuity	1,301,747	3,394,532
i	The Principal Variable Annuity with Purchase Payment Credit Rider	166,960	985,638
i	0
	LargeCap Blend II Class 1 Division:	15,029,690	32,789,971
	The Principal Variable Annuity	7,161,259	11,924,442
i	The Principal Variable Annuity with Purchase Payment Credit Rider	523,342	8,385,506
i	Principal Investment Plus Variable Annuity	5,724,860	8,991,127
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,620,229	3,488,896
	0
i	LargeCap Growth Class 1 Division:	7,135,464	16,361,825
	Personal Variable	1,176,820	1,153,707
	Premier Variable	1,446,167	2,173,464
i	The Principal Variable Annuity	2,103,916	9,027,926
i	The Principal Variable Annuity with Purchase Payment Credit Rider	178,794	1,151,160
i	Principal Investment Plus Variable Annuity	1,786,914	2,296,550
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	442,853	559,018
	0
p	LargeCap Growth I Class 1 Division:	$ 11,083,238	$ 30,524,496
	Premier Variable	54,795	55,586
p	Principal Freedom Variable Annuity	174,513	498,802
i	Principal Freedom Variable Annuity 2	12,071	16,641
i	The Principal Variable Annuity	6,884,062	21,176,747
i	The Principal Variable Annuity with Purchase Payment Credit Rider	409,518	5,153,393
i	Principal Investment Plus Variable Annuity	2,962,568	2,857,845
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	585,711	765,482
	0
98

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
p	LargeCap S&P 500 Index Class 1 Division:	14,065,790	24,225,391
	Premier Variable	79,647	111,381
i	Principal Freedom Variable Annuity	368,780	1,660,101
i	Principal Freedom Variable Annuity 2	242,712	293,873
i	The Principal Variable Annuity	6,598,875	10,892,134
i	The Principal Variable Annuity with Purchase Payment Credit Rider	557,134	5,962,140
i	Principal Investment Plus Variable Annuity	5,211,151	4,521,231
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,007,491	784,531
	0
	LargeCap Value Class 1 Division:	9,042,882	24,609,956
	Bankers Flexible Annuity	$ -	$ 206,133
	Pension Builder Plus	3,063	173,105
	Pension Builder Plus - Rollover IRA	9	8,435
	Personal Variable	63,975	55,312
	Premier Variable	630,826	1,753,193
p	Principal Freedom Variable Annuity	198,144	636,138
i	Principal Freedom Variable Annuity 2	4,467	50,294
i	The Principal Variable Annuity	3,996,435	14,377,900
i	The Principal Variable Annuity with Purchase Payment Credit Rider	392,118	3,189,569
i	Principal Investment Plus Variable Annuity	2,917,692	3,054,620
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	836,153	1,105,257
i	0
p	MFS VIT Utilities Service Class Division:	$ 4,990,867	$ 3,385,213
i	Principal Investment Plus Variable Annuity	4,651,506	3,155,330
i	Principal Investment Plus Variable Annuity With Purchase Rider	339,361	229,883
i	0
i	MFS VIT Value Service Class Division:	892,217	823,460
i	Principal Investment Plus Variable Annuity	732,231	768,545
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	159,986	54,915
	0
99

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
R	MidCap Blend Class 1 Division:	50,642,161	100,299,721
	Personal Variable	110,493	72,808
	Premier Variable	845,821	1,947,698
i	Principal Freedom Variable Annuity	487,864	1,756,898
i	Principal Freedom Variable Annuity 2	172,977	332,353
i	The Principal Variable Annuity	24,710,614	49,852,648
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,616,905	19,129,373
	Principal Investment Plus Variable Annuity	19,104,772	20,286,031
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,592,715	6,921,912
i	0
i	Money Market Class 1 Division:	114,783,544	128,161,347
	Pension Builder Plus	1	4,910
	Pension Builder Plus - Rollover IRA	-	-
	Personal Variable	1,209,460	1,136,214
	Premier Variable	3,271,319	3,629,195
	Principal Freedom Variable Annuity	805,391	1,386,010
	Principal Freedom Variable Annuity 2	249,753	325,935
i	The Principal Variable Annuity	48,789,484	54,060,724
i	The Principal Variable Annuity with Purchase Payment Credit Rider	3,310,804	9,169,610
	Principal Investment Plus Variable Annuity	46,366,012	46,111,876
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,781,320	12,336,873
	Principal Lifetime Income Solutions	-	-
p	0
p	Neuberger Berman AMT Partners I Class Division:	2,129,232	2,160,777
i	Principal Investment Plus Variable Annuity	$ 1,991,216	$ 2,003,008
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	138,016	157,769
i	0
i	Neuberger Berman AMT Small-Cap Growth S Class Division:	1,785,469	1,902,948
i	Principal Investment Plus Variable Annuity	1,723,572	1,761,356
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	61,897	141,592
	04. Purchases and Sales of Investments (continued)
	Neuberger Berman AMT Socially Responsive I Class Division:	$ 1,969,506	$ 1,703,568
p	Principal Investment Plus Variable Annuity	1,810,672	1,493,001
p	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	158,834	210,567
p	0
p	PIMCO All Asset Administrative Class Division:	2,180,585	2,483,493
i	Principal Investment Plus Variable Annuity	2,110,553	1,760,675
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	70,032	722,818
i	0
i	PIMCO High Yield Administrative Class Division:	21,019,831	13,024,937
i	Principal Investment Plus Variable Annuity	15,129,558	8,818,054
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,890,273	4,206,883

	PIMCO Total Return Administrative Class Division:	20,950,526	10,572,230
i	Principal Investment Plus Variable Annuity	17,337,363	8,373,555
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,613,163	2,198,675
	0
	Principal Capital Appreciation Class 1 Division:	$ 4,250,513	$ 2,467,839
	Principal Freedom Variable Annuity 2	12,690	13,891
	Principal Investment Plus Variable Annuity	3,696,094	1,970,860
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	541,729	483,088
	0
	Principal LifeTime Strategic Income Class 1 Division:	5,310,478	4,845,042
i	Principal Freedom Variable Annuity 2	113,298	102,599
i	The Principal Variable Annuity	1,477,880	777,266
	The Principal Variable Annuity with Purchase Payment Credit Rider	82,167	198,796
	Principal Investment Plus Variable Annuity	3,374,313	3,348,714
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	262,820	417,667
i	0
100

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
	Principal LifeTime 2010 Class 1 Division:	4,616,469	7,454,562
	Principal Freedom Variable Annuity 2	277,280	1,290,647
i	The Principal Variable Annuity	757,146	723,855
i	The Principal Variable Annuity with Purchase Payment Credit Rider	51,058	127,873
	Principal Investment Plus Variable Annuity	3,128,737	4,695,679
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	402,248	616,508
i	0
i	Principal LifeTime 2020 Class 1 Division:	10,745,096	17,928,472
	Principal Freedom Variable Annuity 2	$ 316,365	$ 929,811
	The Principal Variable Annuity	1,975,095	1,195,840
i	The Principal Variable Annuity with Purchase Payment Credit Rider	195,443	525,061
i	Principal Investment Plus Variable Annuity	6,832,372	12,240,435
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,425,821	3,037,325
i	0
i	Principal LifeTime 2030 Class 1 Division:	$ 5,239,379	$ 6,907,937
	Principal Freedom Variable Annuity 2	159,653	555,771
	The Principal Variable Annuity	801,759	342,688
i	The Principal Variable Annuity with Purchase Payment Credit Rider	6,895	42,957
i	Principal Investment Plus Variable Annuity	3,342,469	3,923,603
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	928,603	2,042,918
i	0
i	Principal LifeTime 2040 Class 1 Division:	1,560,627	1,487,561
	Principal Freedom Variable Annuity 2	4,388	94,510
	The Principal Variable Annuity	109,386	6,663
i	The Principal Variable Annuity with Purchase Payment Credit Rider	490	12,316
i	Principal Investment Plus Variable Annuity	1,143,433	911,536
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	302,930	462,536
i	0
101

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
i	Principal LifeTime 2050 Class 1 Division:	1,039,308	990,496
	Principal Freedom Variable Annuity 2	1,658	1,034
	The Principal Variable Annuity	123,547	124,088
i	The Principal Variable Annuity with Purchase Payment Credit Rider	35,068	28,274
i	Principal Investment Plus Variable Annuity	676,930	712,271
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	202,105	124,829
i	0
i	Real Estate Securities Class 1 Division:	16,657,636	25,014,663
	Premier Variable	121,629	76,119
	Principal Freedom Variable Annuity 2	70,355	112,949
	The Principal Variable Annuity	8,814,878	12,417,755
i	The Principal Variable Annuity with Purchase Payment Credit Rider	788,145	7,116,325
i	Principal Investment Plus Variable Annuity	5,627,912	4,184,882
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,234,717	1,106,633
i	0
i	SAM Balanced Portfolio Class 1 Division:	78,058,177	89,012,479
	Principal Freedom Variable Annuity 2	250,044	299,520
	The Principal Variable Annuity	13,490,253	11,773,492
i	The Principal Variable Annuity with Purchase Payment Credit Rider	2,161,235	4,263,279
i	Principal Investment Plus Variable Annuity	55,997,263	63,456,305
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,159,382	9,219,883
i	0
	SAM Conservative Balanced Portfolio Class 1 Division:	$ 33,617,608	$ 35,670,009
	Principal Freedom Variable Annuity 2	$ 306,682	$ 153,121
i	The Principal Variable Annuity	8,326,826	9,582,045
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,667,941	1,609,951
	Principal Investment Plus Variable Annuity	19,975,945	21,765,794
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,340,214	2,559,098
	0
102

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

	4. Purchases and Sales of Investments (continued)
	SAM Conservative Growth Portfolio Class 1 Division:	18,900,039	14,483,145
	Principal Freedom Variable Annuity 2	267,242	175,700
i	The Principal Variable Annuity	4,411,879	4,710,510
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,071,287	2,008,228
i	Principal Investment Plus Variable Annuity	10,873,646	6,220,251
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,275,985	1,368,456
i	0
	SAM Flexible Income Portfolio Class 1 Division:	49,086,040	44,542,773
	Principal Freedom Variable Annuity 2	672,598	60,808
p	The Principal Variable Annuity	15,342,518	14,377,898
i	The Principal Variable Annuity with Purchase Payment Credit Rider	4,263,586	3,965,137
i	Principal Investment Plus Variable Annuity	25,195,877	22,388,515
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,611,461	3,750,415
i	0
i	SAM Strategic Growth Portfolio Class 1 Division:	14,018,000	10,215,822
	Principal Freedom Variable Annuity 2	37,414	99,582
	The Principal Variable Annuity	5,664,988	4,384,496
i	The Principal Variable Annuity with Purchase Payment Credit Rider	702,366	772,721
i	Principal Investment Plus Variable Annuity	6,295,019	4,124,385
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,318,213	834,638
i	0
i	Short-Term Income Class 1 Division:	61,181,996	67,610,339
	Principal Freedom Variable Annuity	635,443	952,227
	Principal Freedom Variable Annuity 2	264,366	137,902
i	The Principal Variable Annuity	14,564,831	15,031,431
i	The Principal Variable Annuity with Purchase Payment Credit Rider	1,279,985	5,306,300
i	Principal Investment Plus Variable Annuity	40,946,444	39,668,788
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,490,927	6,513,691
i	0
103

	4. Purchases and Sales of Investments (continued)
	SmallCap Blend Class 1 Division:	$ 4,069,329	$ 11,127,419
	Premier Variable	9,286	73,874
	Principal Freedom Variable Annuity	147,019	453,130
i	Principal Freedom Variable Annuity 2	48,558	59,351
i	The Principal Variable Annuity	3,677,965	7,378,750
i	The Principal Variable Annuity with Purchase Payment Credit Rider	186,501	3,162,314
i	0
i	SmallCap Growth II Class 1 Division:	6,086,380	11,013,546
	Premier Variable	$ 55,346	$ 105,288
	Principal Freedom Variable Annuity	138,679	198,667
	Principal Freedom Variable Annuity 2	-	5,937
i	The Principal Variable Annuity	2,419,804	5,082,721
i	The Principal Variable Annuity with Purchase Payment Credit Rider	166,407	1,653,863
i	Principal Investment Plus Variable Annuity	2,993,881	3,587,333
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	312,263	379,737
i	0
	SmallCap Value I Class 1 Division:	10,896,519	19,111,379
	Premier Variable	34,687	124,351
	Principal Freedom Variable Annuity 2	13,586	66,101
i	The Principal Variable Annuity	3,643,895	7,905,360
i	The Principal Variable Annuity with Purchase Payment Credit Rider	337,700	4,002,360
i	Principal Investment Plus Variable Annuity	5,329,820	5,235,579
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,536,831	1,777,628
i	0
	T. Rowe Price Blue Chip Growth Portfolio II Division:	2,874,703	2,630,487
	Principal Investment Plus Variable Annuity	2,653,570	2,325,761
i	Principal Investment Plus Variable Annuity	221,133	304,726
i	0
104

	4. Purchases and Sales of Investments (continued)
i	T. Rowe Price Health Sciences Portfolio II Division:	5,109,755	4,421,642
i	Principal Investment Plus Variable Annuity	4,480,470	4,097,257
i	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	629,285	324,385

	Templeton Growth Securities Class 2 Division:	40,085	187,190
	Principal Freedom Variable Annuity	40,085	187,190
	0
	Van Eck Global Hard Assets Service Class Division:	9,675,740	5,517,888
	The Principal Variable Annuity	3,067,148	1,518,379
	The Principal Variable Annuity with Purchase Payment Credit Rider	313,742	162,562
	Principal Investment Plus Variable Annuity	5,344,487	3,104,306
	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	950,363	732,641
105

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2011		2010
Division:	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	216,438	214,336	97,233	51,152
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	49,217	25,284	27,463	3,112

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	10,095	54,396	14,447	60,875
Principal Freedom Variable Annuity 2	31	798	116	3,428
The Principal Variable Annuity	181,237	308,487	235,782	289,145
The Principal Variable Annuity With Purchase Payment Credit Rider	11,360	184,651	19,595	227,388

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	839,620	1,481,897	1,188,390	1,035,921
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	117,799	393,378	296,632	287,819

5. Changes in Units Outstanding (continued)
American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	66,296	20,283	30,088	730
The Principal Variable Annuity With Purchase Payment Credit Rider	6,958	1,606	4,417	646
Principal Investment Plus Variable Annuity	54,847	15,142	22,555	5,681
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15,327	6,764	7,313	32

American Century VP Ultra Class I Division:
The Principal Variable Annuity	76,626	128,115	124,820	135,179
The Principal Variable Annuity With Purchase Payment Credit Rider	6,323	55,456	11,969	104,465

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	400,495	509,278	484,585	833,468
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	97,175	169,086	144,208	279,752

American Century VP Value Class II Division:
The Principal Variable Annuity	182,908	319,881	150,913	297,383
The Principal Variable Annuity With Purchase Payment Credit Rider	17,224	207,906	49,982	193,996

106

5. Changes in Units Outstanding (continued)
American Century VP Vista Class I Division:
Principal Investment Plus Variable Annuity	57,693	85,957	45,240	22,854
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,384	7,850	2,718	3,713

Asset Allocation Class 1 Division:
Premier Variable	6,689	14,382	19,052	42,371
The Principal Variable Annuity	89,906	292,754	107,087	330,347
The Principal Variable Annuity With Purchase Payment Credit Rider	5,135	56,553	16,058	87,111
Principal Investment Plus Variable Annuity	30,668	37,983	66,908	69,957
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,448	19,776	21,134	29,787

Balanced Class 1 Division:
Personal Variable	24,648	16,880	32,228	160,074
Premier Variable	159,229	262,537	200,790	295,799
The Principal Variable Annuity	144,799	368,340	164,885	342,341
The Principal Variable Annuity With Purchase Payment Credit Rider	15,630	141,152	20,400	169,613

107

5. Changes in Units Outstanding (continued)
Bond & Mortgage Securities Class 1 Division:
Personal Variable	15,303	10,257	29,404	55,515
Premier Variable	355,931	462,525	371,399	748,833
Principal Freedom Variable Annuity	37,427	79,941	29,362	99,956
Principal Freedom Variable Annuity 2	8,321	13,934	20,139	19,443
The Principal Variable Annuity	883,399	1,307,611	953,714	1,369,109
The Principal Variable Annuity With Purchase Payment Credit Rider	98,889	652,409	157,437	763,013
Principal Investment Plus Variable Annuity	655,741	1,040,179	812,023	802,112
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	205,208	303,371	216,549	260,730

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	14,561,948	1,676,776	15,235,407	642,169
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,322,521	85,280	1,021,924	14,194
Principal Lifetime Income Solutions	99,127	92	–	–

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	37,555,496	2,613,725	28,024,931	581,631
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,054,559	229,973	1,985,854	54,694
Principal Lifetime Income Solutions	9,052	–	–	–

108

5. Changes in Units Outstanding (continued)
Diversified International Class 1 Division:
Personal Variable	31,869	30,224	34,248	45,082
Premier Variable	165,602	545,866	287,415	521,578
Principal Freedom Variable Annuity	29,951	63,919	17,294	87,098
Principal Freedom Variable Annuity 2	12,988	19,158	21,042	24,582
The Principal Variable Annuity	661,337	1,344,330	2,341,567	1,337,057
The Principal Variable Annuity With Purchase Payment Credit Rider	63,362	548,644	572,134	612,957
Principal Investment Plus Variable Annuity	247,813	284,996	917,137	380,732
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	63,977	92,825	349,787	95,019

Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	97,619	154,131	145,981	97,109
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,487	2,090	14,472	17,198

109

5. Changes in Units Outstanding (continued)
Equity Income Class 1 Division:
Premier Variable	15,179	33,987	21,779	17,475
The Principal Variable Annuity	4,429,781	1,491,927	614,455	770,451
The Principal Variable Annuity With Purchase Payment Credit Rider	1,133,229	620,270	97,257	303,028
Principal Investment Plus Variable Annuity	8,291,479	1,996,595	1,041,983	1,783,705
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,553,922	702,810	218,012	494,153

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	418,338	866,998	555,080	992,668
The Principal Variable Annuity With Purchase Payment Credit Rider	34,049	295,090	93,047	540,095

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	435,894	378,499	580,732	544,356
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	77,452	86,662	111,399	123,889

110

5. Changes in Units Outstanding (continued)
Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	434,203	591,801	315,280	605,881
The Principal Variable Annuity With Purchase Payment Credit Rider	38,539	468,642	78,959	350,686
Principal Investment Plus Variable Annuity	156,189	156,700	92,916	91,241
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,404	24,508	23,477	22,681

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	221,379	469,277	273,190	427,805
The Principal Variable Annuity With Purchase Payment Credit Rider	10,151	168,662	25,236	230,082

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	100,141	187,979	117,815	77,531
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	27,251	45,825	11,441	42,280

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	143,856	194,786	260,883	99,059
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	29,435	27,993	37,825	27,833

111

5. Changes in Units Outstanding (continued)
Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	479,201	360,669	432,598	584,369
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	148,961	112,345	129,447	204,243

Franklin Small Cap Value Securities Class 2 Division:
Principal Investment Plus Variable Annuity	155,850	59,561	34,654	7,481
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,993	2,016	8,614	414

Goldman Sachs VIT Mid Cap Value Service Class I Division:
Principal Investment Plus Variable Annuity	150,296	173,690	142,012	241,625
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	36,338	55,166	13,335	60,500

Goldman Sachs VIT Structured Small Cap Equity Service Class I Division:
Principal Investment Plus Variable Annuity	173,436	150,972	145,079	109,870
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,917	17,656	10,898	17,090

112

5. Changes in Units Outstanding (continued)
Government & High Quality Bond Class 1 Division:
Pension Builder Plus	–	378	47,918	6,326
Pension Builder Plus - Rollover IRA	–	47	8,721	–
Personal Variable	12,775	2,545	107,222	53,257
Premier Variable	452,101	697,426	1,873,141	487,758
Principal Freedom Variable Annuity	43,083	58,809	356,884	36,934
Principal Freedom Variable Annuity 2	7,203	9,428	41,492	14,565
The Principal Variable Annuity	1,844,454	2,984,724	11,889,262	1,482,389
The Principal Variable Annuity With Purchase Payment Credit Rider	335,145	1,283,631	2,672,571	766,593
Principal Investment Plus Variable Annuity	1,280,394	1,650,184	4,851,060	539,874
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	314,750	321,215	1,226,299	142,459

International Emerging Markets Class 1 Division:
Premier Variable	16,163	69,215	66,816	68,477
The Principal Variable Annuity	238,158	431,832	301,985	438,103
The Principal Variable Annuity With Purchase Payment Credit Rider	38,080	161,786	49,257	264,419
Principal Investment Plus Variable Annuity	263,283	204,945	240,392	224,219
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	75,603	86,660	46,455	75,413

113

5. Changes in Units Outstanding (continued)
Invesco Basic Value Series I Division:
Principal Investment Plus Variable Annuity	77,042	51,439	126,585	72,934
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,029	15,859	22,366	18,237

Invesco Capital Appreciation Series I Division:
The Principal Variable Annuity	58,886	142,524	74,077	170,119
The Principal Variable Annuity With Purchase Payment Credit Rider	1,721	26,733	6,544	32,897

Invesco Capital Development Series I Division:
The Principal Variable Annuity	252,462	53,013	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	109,284	57,544	–	–
Invesco Core Equity Series I Division:
The Principal Variable Annuity	336,678	546,052	380,262	694,067
The Principal Variable Annuity With Purchase Payment Credit Rider	10,036	190,774	29,653	346,228

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	178,328	158,093	119,233	164,001
The Principal Variable Annuity With Purchase Payment Credit Rider	21,258	112,824	16,992	126,488

114

5. Changes in Units Outstanding (continued)
Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	401,700	226,787	234,489	146,538
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	29,466	7,619	25,512	10,396

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	127,626	84,231	77,270	73,628
The Principal Variable Annuity With Purchase Payment Credit Rider	11,245	23,739	15,905	27,101
Principal Investment Plus Variable Annuity	193,432	139,335	132,522	101,247
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	50,183	41,082	11,865	13,211

Invesco Technology Series I Division:
The Principal Variable Annuity	174,454	233,366	188,146	301,533
The Principal Variable Annuity With Purchase Payment Credit Rider	20,620	142,899	36,849	151,950

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	145,105	367,467	322,509	427,451
The Principal Variable Annuity With Purchase Payment Credit Rider	18,611	106,698	22,077	234,354

115

5. Changes in Units Outstanding (continued)
LargeCap Blend II Class 1 Division:
The Principal Variable Annuity	592,942	964,573	436,531	979,404
The Principal Variable Annuity With Purchase Payment Credit Rider	43,332	678,307	98,443	557,173
Principal Investment Plus Variable Annuity	500,367	668,953	577,299	1,124,814
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	141,612	259,579	172,866	336,571

LargeCap Growth Class 1 Division:
Personal Variable	605,470	588,043	298,145	358,071
Premier Variable	740,102	1,083,348	314,479	733,147
The Principal Variable Annuity	115,119	475,049	176,849	540,926
The Principal Variable Annuity With Purchase Payment Credit Rider	9,783	60,574	24,722	123,441
Principal Investment Plus Variable Annuity	98,337	119,277	132,177	159,079
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,371	29,034	43,168	35,609

116

5. Changes in Units Outstanding (continued)
LargeCap Growth I Class 1 Division:
Premier Variable	42,961	43,289	36,502	257,433
Principal Freedom Variable Annuity	16,562	45,178	12,175	27,285
Principal Freedom Variable Annuity 2	1,268	1,573	328	1,619
The Principal Variable Annuity	201,907	597,839	280,919	715,433
The Principal Variable Annuity With Purchase Payment Credit Rider	12,011	145,485	27,391	249,551
Principal Investment Plus Variable Annuity	86,321	80,309	72,866	99,851
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,066	21,511	13,796	24,265

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	65,275	94,859	104,110	645,040
Principal Freedom Variable Annuity	36,682	157,557	26,224	160,236
Principal Freedom Variable Annuity 2	23,060	27,402	33,298	43,656
The Principal Variable Annuity	685,846	1,100,354	775,768	1,218,564
The Principal Variable Annuity With Purchase Payment Credit Rider	57,905	602,312	141,014	806,779
Principal Investment Plus Variable Annuity	540,568	434,367	538,125	487,178
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	104,510	75,372	78,819	92,647

117

5. Changes in Units Outstanding (continued)
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	–	5,556	–	2,258
Pension Builder Plus	354	23,930	–	22,117
Pension Builder Plus – Rollover IRA	–	1,791	–	3,807
Personal Variable	21,159	16,744	24,862	91,237
Premier Variable	201,711	525,634	214,993	556,119
Principal Freedom Variable Annuity	19,840	60,559	10,504	65,436
Principal Freedom Variable Annuity 2	514	4,623	3,562	6,703
The Principal Variable Annuity	164,406	569,852	252,151	575,841
The Principal Variable Annuity With Purchase Payment Credit Rider	16,131	126,415	20,546	217,934
Principal Investment Plus Variable Annuity	122,067	122,173	88,715	82,156
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,982	44,206	27,695	29,465

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	302,670	209,044	96,147	42,155
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,082	15,230	12,801	1,264

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	52,698	55,267	84,685	16,680
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,514	3,949	3,538	571

5. Changes in Units Outstanding (continued)
MidCap Blend Class 1 Division:
Personal Variable	19,445	12,826	21,400	61,635
Premier Variable	149,709	357,609	200,030	405,931
Principal Freedom Variable Annuity	15,488	68,365	262,147	49,093
Principal Freedom Variable Annuity 2	12,021	23,858	48,853	16,403
The Principal Variable Annuity	483,024	1,050,935	1,590,784	973,524
The Principal Variable Annuity With Purchase Payment Credit Rider	31,606	403,263	479,116	414,789
Principal Investment Plus Variable Annuity	395,707	415,951	1,129,841	335,443
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	74,414	141,929	340,366	108,483

Money Market Class 1 Division:
Pension Builder Plus	–	1,308	–	7,760
Pension Builder Plus – Rollover IRA	–	–	–	3,002
Personal Variable	743,178	696,498	328,762	376,226
Premier Variable	1,926,605	2,127,443	1,528,408	2,452,525
Principal Freedom Variable Annuity	65,763	110,836	86,846	142,484
Principal Freedom Variable Annuity 2	23,445	29,875	19,823	72,368
The Principal Variable Annuity	3,485,891	3,831,040	2,050,176	4,017,169
The Principal Variable Annuity With Purchase Payment Credit Rider	236,549	649,809	335,047	951,587
Principal Investment Plus Variable Annuity	3,339,445	3,296,123	2,706,448	3,181,863
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	776,509	881,852	749,753	881,710
Principal Lifetime Income Solutions	–	–	–	–
5. Changes in Units Outstanding (continued)
Neuberger Berman AMT Partners I Class Division:
Principal Investment Plus Variable Annuity	144,000	141,787	97,257	152,443
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,981	11,168	10,873	16,649

Neuberger Berman AMT Small-Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	174,009	175,436	44,674	42,559
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,249	14,103	9,338	18,565

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	130,573	103,016	82,603	93,706
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,454	14,529	21,587	17,140

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	151,046	133,755	183,015	65,430
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,012	54,911	77,176	5,840
0
118

5. Changes in Units Outstanding (continued)
PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	1,255,256	757,703	615,743	127,695
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	488,699	361,482	265,806	40,274

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	1,429,872	709,439	1,245,783	289,782
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	297,990	186,280	210,202	107,101

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	1,373	1,464	1,123	514
Principal Investment Plus Variable Annuity	365,912	190,702	270,778	97,584
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	53,631	46,744	84,221	41,030

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	8,148	8,801	6	21,495
The Principal Variable Annuity	116,264	62,382	126,729	35,252
The Principal Variable Annuity With Purchase Payment Credit Rider	6,464	15,955	28,017	25,532
Principal Investment Plus Variable Annuity	229,983	259,227	161,557	213,071
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,913	32,332	83,714	40,324

5. Changes in Units Outstanding (continued)
Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	16,620	115,605	739	16,782
The Principal Variable Annuity	58,649	57,094	32,976	27,550
The Principal Variable Annuity With Purchase Payment Credit Rider	3,955	10,086	4,551	7,475
Principal Investment Plus Variable Annuity	182,467	346,234	134,333	259,670
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23,459	45,458	55,981	40,201

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	17,577	80,827	70,905	92,793
The Principal Variable Annuity	144,704	92,759	132,678	44,727
The Principal Variable Annuity With Purchase Payment Credit Rider	14,319	40,728	7,383	16,391
Principal Investment Plus Variable Annuity	270,684	820,787	500,462	993,213
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	56,488	203,669	165,481	200,348

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	9,126	48,909	10,634	24,182
The Principal Variable Annuity	61,862	26,900	25,186	12,115
The Principal Variable Annuity With Purchase Payment Credit Rider	532	3,372	2,312	6,356
Principal Investment Plus Variable Annuity	194,209	273,292	730,983	360,466
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	53,955	142,296	86,082	79,274
5. Changes in Units Outstanding (continued)
Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	55	8,764	4,398	5,971
The Principal Variable Annuity	8,702	475	7,554	2,383
The Principal Variable Annuity With Purchase Payment Credit Rider	39	878	4,269	831
Principal Investment Plus Variable Annuity	82,267	65,397	171,789	56,128
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,795	33,184	11,420	15,916

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	–	–	–	3,008
The Principal Variable Annuity	9,491	10,138	13,899	3,527
The Principal Variable Annuity With Purchase Payment Credit Rider	2,694	2,310	2,042	7,041
Principal Investment Plus Variable Annuity	49,350	53,368	49,453	41,805
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,734	9,353	19,175	23,800

119

5. Changes in Units Outstanding (continued)
Real Estate Securities Class 1 Division:
Premier Variable	40,476	24,889	105,096	151,615
Principal Freedom Variable Annuity 2	6,393	9,984	10,524	12,288
The Principal Variable Annuity	274,251	377,255	282,804	436,827
The Principal Variable Annuity With Purchase Payment Credit Rider	24,521	216,196	53,750	325,330
Principal Investment Plus Variable Annuity	175,157	126,178	125,990	148,720
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,428	33,366	30,402	39,456

SAM Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	18,585	26,967	33,933	36,300
The Principal Variable Annuity	1,206,107	1,101,665	1,090,110	1,082,778
The Principal Variable Annuity With Purchase Payment Credit Rider	193,227	398,922	375,559	602,474
Principal Investment Plus Variable Annuity	3,844,616	5,416,801	8,385,040	5,130,846
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	422,886	787,034	1,265,907	730,826

120

5. Changes in Units Outstanding (continued)
SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	22,382	12,858	74,533	14,329
The Principal Variable Annuity	688,600	853,596	782,238	590,656
The Principal Variable Annuity With Purchase Payment Credit Rider	137,933	143,419	171,041	247,735
Principal Investment Plus Variable Annuity	1,403,878	1,845,361	2,437,221	1,910,427
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	234,745	216,967	175,902	402,354

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	24,326	16,971	6,817	14,407
The Principal Variable Annuity	432,693	480,896	408,011	340,298
The Principal Variable Annuity With Purchase Payment Credit Rider	105,066	205,020	144,957	199,239
Principal Investment Plus Variable Annuity	1,058,439	604,713	1,307,458	508,300
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	221,544	133,037	258,035	244,212

121

5. Changes in Units Outstanding (continued)
SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	55,758	4,755	46,524	6,797
The Principal Variable Annuity	1,257,327	1,236,518	1,321,772	904,930
The Principal Variable Annuity With Purchase Payment Credit Rider	349,403	341,007	200,580	360,809
Principal Investment Plus Variable Annuity	1,819,202	1,837,840	2,529,261	1,401,616
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	260,756	307,866	507,695	391,346

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	2,796	9,977	15,796	14,261
The Principal Variable Annuity	608,798	460,896	387,504	254,702
The Principal Variable Annuity With Purchase Payment Credit Rider	75,481	81,228	23,049	143,683
Principal Investment Plus Variable Annuity	640,522	411,649	722,550	272,727
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	134,129	83,304	218,876	249,968

122

5. Changes in Units Outstanding (continued)
Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	55,988	82,306	233,900	25,228
Principal Freedom Variable Annuity 2	23,450	12,052	11,127	9,662
The Principal Variable Annuity	1,293,179	1,315,408	3,076,190	1,042,146
The Principal Variable Annuity With Purchase Payment Credit Rider	113,647	464,357	838,487	214,690
Principal Investment Plus Variable Annuity	3,617,414	3,411,391	9,923,549	2,558,945
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	308,406	560,157	2,410,086	273,337

SmallCap Blend Class 1 Division:
Premier Variable	7,145	60,613	77,523	116,753
Principal Freedom Variable Annuity	8,479	27,548	4,585	40,956
Principal Freedom Variable Annuity 2	4,883	5,861	8,491	8,288
The Principal Variable Annuity	294,452	584,940	319,261	564,184
The Principal Variable Annuity With Purchase Payment Credit Rider	14,931	250,688	51,488	264,187

123

5. Changes in Units Outstanding (continued)
SmallCap Growth II Class 1 Division:
Premier Variable	63,120	123,510	129,833	114,231
Principal Freedom Variable Annuity	15,377	20,267	2,482	18,741
Principal Freedom Variable Annuity 2	–	459	1,313	1,110
The Principal Variable Annuity	230,700	469,281	267,846	485,686
The Principal Variable Annuity With Purchase Payment Credit Rider	15,865	152,699	35,830	227,810
Principal Investment Plus Variable Annuity	273,383	331,000	132,596	97,392
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	28,514	35,038	20,932	41,507

SmallCap Value I Class 1 Division:
Premier Variable	19,977	79,810	100,575	99,021
Principal Freedom Variable Annuity 2	1,679	6,763	2,027	3,143
The Principal Variable Annuity	168,275	353,493	277,941	418,869
The Principal Variable Annuity With Purchase Payment Credit Rider	15,595	178,968	36,555	262,853
Principal Investment Plus Variable Annuity	268,081	217,537	170,806	363,707
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	77,300	73,860	56,522	119,347

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	211,486	178,443	180,258	110,137
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,624	23,380	23,851	15,987
5. Changes in Units Outstanding (continued)
T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	253,712	229,048	98,579	52,209
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	35,634	18,134	20,046	11,534

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	1,655	11,812	2,295	15,448

Van Eck Global Hard Assets Service Class Division:
The Principal Variable Annuity	181,609	94,281	86,673	9,369
The Principal Variable Annuity With Purchase Payment Credit Rider	18,577	10,094	7,045	1,053
Principal Investment Plus Variable Annuity	314,237	185,642	152,983	22,689
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	55,878	43,813	34,423	7,252
124

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2011, 2010, 2009, 2008, and 2007 in accordance with AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted

Division

AllianceBernstein VP Series Small Cap Growth Class A Division:
2011	261	$16.30 to $15.60	$4,184	–%	1.25% to 1.85%	3.16% to 2.56%
2010	234	15.80 to 15.21	3,666	–	1.25 to 1.85	35.16 to 34.36
2009	164	11.69 to 11.32	1,902	–	1.25 to 1.85	40.00 to 39.24
2008	147	8.35 to 8.13	1,217	–	1.25 to 1.85	(46.23) to (46.58)
2007	120	15.53 to 15.22	1,843	–	1.25 to 1.85	12.65 to 11.97

American Century VP Income & Growth Class I Division:
2011	1,298	10.78 to 9.74	13,458	1.53	0.85 to 1.85	2.28 to 1.25
2010	1,644	10.54 to 9.62	16,653	1.52	0.85 to 1.85	13.09 to 12.12
2009	1,954	9.32 to 8.58	17,506	4.89	0.85 to 1.85	17.09 to 15.95
2008	2,330	7.96 to 7.40	17,876	2.11	0.85 to 1.85	(35.13) to (35.82)
2007	2,869	12.27 to 11.53	34,147	1.87	0.85 to 1.85	(0.92) to (1.91)

125

6. Financial Highlights (continued)
	December 31			For the Year Ended December 31,
				Except as Noted

Division

American Century VP Inflation Protection Class II Division:
2011	6,219	$13.44 to $12.86	$82,771	4.11%	1.25% to 1.85%	10.44% to 9.73%
2010	7,137	12.17 to 11.72	86,144	1.68	1.25 to 1.85	3.75 to 3.17
2009	6,976	11.73 to 11.36	81,192	1.75	1.25 to 1.85	8.91 to 8.29
2008	6,325	10.77 to 10.49	67,684	4.86	1.25 to 1.85	(2.89) to (3.50)
2007	6,990	11.09 to 10.87	77,061	4.39	1.25 to 1.85	8.17 to 7.52

American Century VP Mid Cap Value Class II Division:
2011	157	11.34 to 11.23	1,776	1.30	1.25 to 1.85	(2.07) to (2.69)
2010 (11)	57	11.58 to 11.54	663	3.40	1.25 to 1.85	17.33 to 16.92

American Century VP Ultra Class I Division:
2011	426	9.49 to 8.91	3,993	–	1.25 to 1.85	(0.21) to (0.78)
2010	526	9.51 to 8.98	4,935	0.55	1.25 to 1.85	14.58 to 13.96
2009	629	8.30 to 7.88	5,126	0.29	1.25 to 1.85	32.80 to 31.99
2008	715	6.25 to 5.97	4,393	–	1.25 to 1.85	(42.18) to (42.54)
2007	907	10.81 to 10.39	9,654	–	1.25 to 1.85	19.51 to 18.79

American Century VP Ultra Class II Division:
2011	5,075	11.22 to 10.73	56,336	–	1.25 to 1.85	(0.36) to (1.01)
2010	5,256	11.26 to 10.84	58,641	0.36	1.25 to 1.85	14.31 to 13.75
2009	5,741	9.85 to 9.53	56,071	0.18	1.25 to 1.85	32.93 to 31.99
2008	6,614	7.41 to 7.22	48,692	–	1.25 to 1.85	(42.38) to (42.74)
2007	4,877	12.86 to 12.61	62,389	–	1.25 to 1.85	19.33 to 18.62

American Century VP Value Class II Division:
2011	1,634	12.99 to 12.26	20,924	1.86	1.25 to 1.85	(0.38) to (0.97)
2010	1,961	13.04 to 12.38	25,180	2.05	1.25 to 1.85	11.64 to 11.03
2009	2,252	11.68 to 11.15	25,912	5.58	1.25 to 1.85	18.22 to 17.49
2008	2,665	9.88 to 9.49	25,960	2.38	1.25 to 1.85	(27.67) to (28.16)
2007	3,286	13.66 to 13.21	44,384	1.46	1.25 to 1.85	(6.49) to (7.05)

126

6. Financial Highlights (continued)
American Century VP Vista Class I Division:
2011	186	$12.67 to $12.12	$2,318	–%	1.25% to 1.85%	(9.05)% to (9.62)%
2010	219	13.93 to 13.41	3,007	–	1.25 to 1.85	22.41 to 21.69
2009	197	11.38 to 11.02	2,219	–	1.25 to 1.85	20.94 to 20.17
2008	203	9.41 to 9.17	1,892	–	1.25 to 1.85	(49.27) to (49.56)
2007	163	18.55 to 18.18	2,996	–	1.25 to 1.85	38.03 to 37.20

Asset Allocation Class 1 Division:
2011	1,823	1.46 to 23.60	42,987	2.02	0.43 to 1.85	1.71 to 0.30
2010	2,101	1.43 to 23.53	49,340	2.45	0.46 to 1.85	8.64 to 7.10
2009	2,430	1.32 to 21.97	52,865	2.97	0.44 to 1.85	18.28 to 16.61
2008	2,701	1.11 to 18.84	50,513	3.02	0.51 to 1.85	(25.15) to (26.20)
2007	3,276	1.49 to 25.53	85,057	1.39	0.42 to 1.85	11.31 to 9.72

Balanced Class 1 Division:
2011	2,890	2.27 to 18.86	36,779	2.30	0.43 to 1.85	3.62 to 2.17
2010	3,334	2.19 to 18.46	42,696	2.76	0.42 to 1.85	13.15 to 11.54
2009	3,884	1.94 to 16.55	44,052	4.94	0.41 to 1.85	20.65 to 18.98
2008	4,571	1.61 to 13.91	44,975	3.67	0.41 to 1.85	(31.21) to (32.21)
2007	5,932	2.34 to 20.52	85,957	2.60	0.42 to 1.85	4.93 to 3.43

Bond & Mortgage Securities Class 1 Division:
2011	12,019	2.56 to 20.61	235,718	0.10	0.40 to 1.85	6.63 to 5.10
2010	13,628	2.40 to 19.61	253,669	5.27	0.43 to 1.85	11.19 to 9.61
2009	15,157	2.16 to 17.89	251,405	11.41	0.40 to 1.85	20.41 to 18.71
2008	16,901	1.79 to 15.07	238,616	6.18	0.44 to 1.85	(17.41) to (18.58)
2007	20,618	2.17 to 18.51	358,686	4.24	0.42 to 1.85	2.97 to 1.50

Diversified Balanced Class 2 Division:
2011	29,822	11.14 to 11.00	331,823	0.96	1.25 to 1.85	(0.71) to 1.66
2010 (10)	15,601	10.88 to 10.82	169,723	–	1.25 to 1.85	7.94 to 7.34

Diversified Growth Class 2 Division:
2011	67,150	11.14 to 11.01	747,474	0.75	1.25 to 1.85	(2.45) to 0.36
2010 (10)	29,374	11.03 to 10.97	323,912	–	1.25 to 1.85	9.10 to 8.51

Diversified International Class 1 Division:
2011	10,327	$2.39 to $19.39	$182,722	0.44%	0.44% to 1.85%	(10.58)% to (12.54)%
2010	11,979	2.67 to 22.17	237,656	2.09	0.41 to 1.85	13.25 to 11.63
2009 (4)	10,543	2.36 to 19.86	176,753	5.22	0.40 to 1.85	27.22 to 26.50
2008	11,444	1.85 to 15.70	151,539	1.79	0.41 to 1.85	(46.44) to (47.19)
2007	13,180	3.46 to 29.73	325,698	0.91	0.42 to 1.85	15.60 to 13.95

127

6. Financial Highlights (continued)
Dreyfus IP Technology Growth Service Shares Division:
2011	191	14.40 to 13.78	2,726	–	1.25 to 1.85	(9.21) to (9.70)
2010	243	15.86 to 15.26	3,834	–	1.25 to 1.85	28.01 to 27.27
2009	197	12.39 to 11.99	2,425	0.12	1.25 to 1.85	55.26 to 54.11
2008	90	7.98 to 7.78	710	–	1.25 to 1.85	(42.01) to (42.33)
2007	75	13.76 to 13.49	1,018	–	1.25 to 1.85	13.01 to 12.33

Equity Income Class 1 Division:
2011	30,579	1.23 to 9.30	291,224	0.55	0.54 to 1.85	5.00 to 3.45
2010	19,001	1.17 to 8.99	173,784	3.26	0.29 to 1.85	15.69 to 14.09
2009	20,376	1.01 to 7.88	162,644	5.86	0.55 to 1.85	19.23 to 17.79
2008	21,213	0.85 to 6.69	142,949	2.55	0.48 to 1.85	(34.22) to (35.17)
2007 (5)	20,275	1.29 to 10.32	209,477	0.94	0.42 to 1.85	5.73 to 3.46

Fidelity VIP Contrafund Service Class Division:
2011	3,527	14.49 to 13.56	50,818	0.85	1.25 to 1.85	(3.85) to (4.37)
2010	4,237	15.07 to 14.18	63,341	1.05	1.25 to 1.85	15.66 to 14.91
2009	5,121	13.03 to 12.34	66,028	1.28	1.25 to 1.85	33.92 to 33.26
2008	5,998	9.73 to 9.26	57,669	0.83	1.25 to 1.85	(43.30) to (43.71)
2007	7,435	17.16 to 16.45	126,342	0.83	1.25 to 1.85	16.04 to 15.34

Fidelity VIP Contrafund Service Class 2 Division:
2011	3,365	14.02 to 13.41	46,781	0.80	1.25 to 1.85	(3.97) to (4.56)
2010	3,317	14.60 to 14.05	48,069	1.05	1.25 to 1.85	15.51 to 14.79
2009	3,293	12.64 to 12.24	41,367	1.25	1.25 to 1.85	33.76 to 32.90
2008	3,058	9.45 to 9.21	28,737	0.84	1.25 to 1.85	(43.41) to (43.70)
2007	2,571	16.70 to 16.36	42,751	0.90	1.25 to 1.85	15.84 to 15.14

Fidelity VIP Equity-Income Service Class 2 Division:
2011	3,357	$11.40 to $10.76	$37,791	2.15%	1.25% to 1.85%	(0.61)% to (1.19)%
2010	3,931	11.47 to 10.89	44,413	1.59	1.25 to 1.85	13.45 to 12.85
2009	4,491	10.11 to 9.65	44,737	2.08	1.25 to 1.85	28.30 to 27.48
2008	4,936	7.88 to 7.57	38,384	2.15	1.25 to 1.85	(43.51) to (43.88)
2007	5,796	13.95 to 13.49	79,977	1.62	1.25 to 1.85	0.01 to (0.59)

128

6. Financial Highlights (continued)
Fidelity VIP Growth Service Class Division:
2011	1,711	8.77 to 8.21	14,924	0.24	1.25 to 1.85	(1.13) to (1.68)
2010	2,117	8.87 to 8.35	18,620	0.17	1.25 to 1.85	22.51 to 21.90
2009	2,477	7.24 to 6.85	17,734	0.33	1.25 to 1.85	26.57 to 25.69
2008	2,945	5.72 to 5.45	16,640	0.68	1.25 to 1.85	(47.91) to (48.19)
2007	3,524	10.98 to 10.52	38,299	0.62	1.25 to 1.85	25.29 to 24.53

Fidelity VIP Growth Service Class 2 Division:
2011	560	11.97 to 11.45	6,609	0.12	1.25 to 1.85	(1.24) to (1.89)
2010	666	12.12 to 11.67	7,988	0.03	1.25 to 1.85	22.30 to 21.56
2009	657	9.91 to 9.60	6,438	0.21	1.25 to 1.85	26.40 to 25.65
2008	675	7.84 to 7.64	5,242	0.61	1.25 to 1.85	(47.98) to (48.27)
2007	607	15.07 to 14.77	9,071	0.30	1.25 to 1.85	25.08 to 24.33

Fidelity VIP Mid Cap Service Class 2 Division:
2011	644	16.35 to 15.64	10,432	0.02	1.25 to 1.85	(11.95) to (12.48)
2010	693	18.57 to 17.87	12,784	0.14	1.25 to 1.85	26.93 to 26.20
2009	522	14.63 to 14.16	7,571	0.48	1.25 to 1.85	38.02 to 37.21
2008	490	10.60 to 10.32	5,161	0.24	1.25 to 1.85	(40.35) to (40.72)
2007	426	17.77 to 17.41	7,539	0.49	1.25 to 1.85	13.90 to 13.21

Fidelity VIP Overseas Service Class 2 Division:
2011	3,580	11.63 to 11.12	41,148	1.29	1.25 to 1.85	(18.27) to (18.83)
2010	3,425	14.23 to 13.70	48,259	1.28	1.25 to 1.85	11.52 to 10.84
2009	3,652	12.76 to 12.36	46,197	1.96	1.25 to 1.85	24.61 to 23.97
2008	3,679	10.24 to 9.97	37,380	2.74	1.25 to 1.85	(44.65) to (45.01)
2007	2,903	18.50 to 18.13	53,358	2.91	1.25 to 1.85	15.59 to 14.90

Franklin Small Cap Value Securities Class 2 Division:
2011	144	$12.04 to $11.89	$1,726	0.62%	1.25% to 1.85%	(4.90)% to (5.56)%
2010 (10)	35	12.66 to 12.59	447	0.42	1.25 to 1.85	23.75 to 23.07

Goldman Sachs VIT Mid Cap Value Institutional Class I Division:
2011	1,108	14.13 to 13.52	15,462	0.75	1.25 to 1.85	(7.59) to (8.09)
2010	1,150	15.29 to 14.71	17,385	0.67	1.25 to 1.85	23.51 to 22.69
2009	1,297	12.38 to 11.99	15,906	1.88	1.25 to 1.85	31.42 to 30.75
2008	1,385	9.42 to 9.17	12,939	1.07	1.25 to 1.85	(37.82) to (38.25)
2007	1,341	15.15 to 14.85	20,193	0.93	1.25 to 1.85	1.91 to 1.30

129

6. Financial Highlights (continued)
Goldman Sachs VIT Structured Small Cap Equity Institutional Class I Division:
2011	535	11.67 to 11.17	6,184	0.80	1.25 to 1.85	(0.60) to (1.15)
2010	516	11.74 to 11.30	6,007	0.57	1.25 to 1.85	28.59 to 27.83
2009	487	9.13 to 8.84	4,414	1.30	1.25 to 1.85	26.10 to 25.21
2008	460	7.24 to 7.06	3,310	0.71	1.25 to 1.85	(34.89) to (35.23)
2007	419	11.12 to 10.90	4,626	0.42	1.25 to 1.85	(17.53) to (18.02)

Government & High Quality Bond Class 1 Division:
2011	18,006	2.61 to 11.43	197,866	0.18	0.39 to 1.85	5.78 to 4.29
2010	20,724	2.47 to 10.96	216,707	5.00	0.44 to 1.85	5.71 to 3.98
2009	1,180	10.66 to 10.54	12,511	8.98	0.85 to 1.85	5.54 to 103.87
2008 (8)	26	10.10 to 5.17	259	–	0.85 to 1.85	1.20 to (48.20)

International Emerging Markets Class 1 Division:
2011	2,866	3.32 to 27.90	80,663	0.26	0.44 to 1.85	(17.77) to (19.01)
2010	3,189	4.03 to 34.45	108,919	1.25	0.41 to 1.85	18.76 to 17.10
2009 (4)	3,554	3.40 to 29.42	103,506	2.08	0.42 to 1.85	68.27 to 66.50
2008	3,574	2.02 to 17.67	62,435	1.14	0.43 to 1.85	(55.05) to (55.69)
2007	4,121	4.49 to 39.88	163,677	0.91	0.42 to 1.85	41.51 to 39.49

Invesco Basic Value Series I Division:
2011	477	$9.30 to $8.89	$4,395	0.88%	1.25% to 1.85%	(4.22)% to (4.82)%
2010	446	9.71 to 9.34	4,298	0.65	1.25 to 1.85	6.00 to 5.30
2009	388	9.16 to 8.87	3,530	2.35	1.25 to 1.85	46.09 to 45.41
2008	136	6.27 to 6.10	842	1.04	1.25 to 1.85	(52.32) to (52.68)
2007	113	13.15 to 12.89	1,479	0.55	1.25 to 1.85	0.28 to (0.33)

Invesco Capital Appreciation Series I Division:
2011	605	7.70 to 7.44	4,651	0.15	1.25 to 1.85	(8.98) to (9.60)
2010	714	8.46 to 8.23	6,028	0.74	1.25 to 1.85	14.02 to 13.36
2009	836	7.42 to 7.26	6,191	0.63	1.25 to 1.85	19.68 to 19.02
2008	992	6.20 to 6.10	6,141	–	1.25 to 1.85	(43.22) to (43.62)
2007	1,295	10.92 to 10.82	14,126	–	1.25 to 1.85	10.61 to 9.95

Invesco Capital Development Series I Division:
2011 (12)	251	8.19 to 8.16	2,056	–	1.25 to 1.85	(18.34) to (18.64)

130

6. Financial Highlights (continued)
Invesco Core Equity Series I Division:
2011	2,296	10.25 to 9.59	23,462	0.93	1.25 to 1.85	(1.25) to (1.84)
2010	2,686	10.38 to 9.77	27,717	0.95	1.25 to 1.85	8.12 to 7.48
2009	3,316	9.60 to 9.09	31,520	1.80	1.25 to 1.85	26.82 to 26.07
2008	4,018	7.57 to 7.21	30,085	1.97	1.25 to 1.85	(31.06) to (31.46)
2007	5,185	10.98 to 10.52	56,331	1.05	1.25 to 1.85	6.77 to 6.12

Invesco Global Health Care Series I Division:
2011	592	11.50 to 10.79	6,751	–	1.25 to 1.85	2.68 to 1.98
2010	663	11.20 to 10.58	7,323	–	1.25 to 1.85	3.99 to 3.42
2009	818	10.77 to 10.23	8,655	0.34	1.25 to 1.85	25.96 to 25.37
2008	1,002	8.55 to 8.16	8,405	–	1.25 to 1.85	(29.46) to (29.96)
2007	1,170	12.12 to 11.65	13,957	–	1.25 to 1.85	10.46 to 9.79

Invesco International Growth Series I Division:
2011	700	$8.35 to $8.17	$5,831	1.58%	1.25% to 1.85%	(7.73)% to (8.20)%
2010	503	9.05 to 8.90	4,542	2.48	1.25 to 1.85	11.45 to 10.70
2009	400	8.12 to 8.04	3,243	2.96	1.25 to 1.85	33.55 to 32.89
2008 (7)	18	6.08 to 6.05	112	1.65	1.25 to 1.85	(39.14) to (39.44)

Invesco Small Cap Equity Series I Division:
2011	592	14.93 to 14.28	8,774	–	1.25 to 1.85	(1.97) to (2.59)
2010	498	15.23 to 14.66	7,524	–	1.25 to 1.85	27.02 to 26.27
2009	476	11.99 to 11.61	5,662	0.20	1.25 to 1.85	19.78 to 19.08
2008	410	10.01 to 9.75	4,072	–	1.25 to 1.85	(32.18) to (32.62)
2007	413	14.76 to 14.47	6,049	0.05	1.25 to 1.85	(1.03) to 3.25

Invesco Technology Series I Division:
2011	591	6.17 to 5.79	3,591	0.17	1.25 to 1.85	(6.23) to (6.76)
2010	772	6.58 to 6.21	4,981	–	1.25 to 1.85	19.85 to 19.19
2009	1,000	5.49 to 5.21	5,388	–	1.25 to 1.85	55.52 to 54.60
2008	807	3.53 to 3.37	2,798	–	1.25 to 1.85	(45.19) to (45.56)
2007	1,034	6.44 to 6.19	6,561	–	1.25 to 1.85	6.36 to 5.72

Janus Aspen Enterprise Service Shares Division:
2011	1,085	8.87 to 8.29	9,564	–	1.25 to 1.85	(2.85) to (3.49)
2010	1,395	9.13 to 8.59	12,638	–	1.25 to 1.85	24.05 to 23.24
2009	1,712	7.36 to 6.97	12,455	–	1.25 to 1.85	42.64 to 41.67
2008	1,967	5.16 to 4.92	9,984	0.06	1.25 to 1.85	(44.58) to (44.84)
2007	2,454	9.31 to 8.92	22,519	0.07	1.25 to 1.85	20.22 to 19.50

131

6. Financial Highlights (continued)
LargeCap Blend II Class 1 Division:
2011	11,823	11.98 to 11.31	139,819	0.03	1.25 to 1.85	(1.40) to (1.99)
2010	13,116	12.15 to 11.54	157,179	2.47	1.25 to 1.85	11.88 to 11.18
2009	14,829	10.86 to 10.38	159,053	1.87	1.25 to 1.85	28.07 to 27.36
2008	16,533	8.48 to 8.15	138,623	1.40	1.25 to 1.85	(37.23) to (37.60)
2007	16,908	13.51 to 13.06	226,044	0.67	1.25 to 1.85	3.81 to 3.19

LargeCap Growth Class 1 Division:
2011	4,423	$1.93 to $16.36	$47,766	–%	0.44% to 1.85%	(4.63)% to (5.98)%
2010	5,184	2.02 to 17.40	59,163	0.06	0.42 to 1.85	17.88 to 16.23
2009	6,145	1.72 to 14.97	58,964	0.76	0.40 to 1.85	26.48 to 24.65
2008	6,697	1.36 to 12.01	49,772	0.52	0.41 to 1.85	(43.40) to (44.19)
2007	7,931	2.40 to 21.52	104,201	0.17	0.42 to 1.85	22.68 to 20.93

LargeCap Growth I Class 1 Division:
2011	3,256	1.22 to 30.98	97,585	–	0.44 to 1.85	(0.74) to (2.15)
2010	3,814	1.23 to 31.66	116,970	0.13	0.53 to 1.85	19.10 to 17.43
2009	4,745	1.03 to 26.96	118,873	0.05	0.49 to 1.85	52.05 to 49.86
2008	4,983	0.68 to 17.99	89,910	0.17	0.49 to 1.85	(40.85) to (41.69)
2007	6,013	1.14 to 30.85	185,017	0.53	0.42 to 1.85	8.14 to 6.52

LargeCap S&P 500 Index Class 1 Division:
2011	9,228	1.17 to 9.06	88,077	0.05	0.50 to 1.85	1.31 to (0.11)
2010	10,207	1.15 to 9.07	96,644	1.44	0.21 to 1.85	14.19 to 12.67
2009	11,964	1.01 to 8.05	96,031	4.51	0.37 to 1.85	25.78 to 23.85
2008	12,828	0.80 to 6.50	82,148	2.42	0.43 to 1.85	(37.36) to (38.21)
2007	14,712	1.28 to 10.52	154,077	1.39	0.42 to 1.85	4.70 to 3.21

LargeCap Value Class 1 Division:
2011	5,519	36.07 to 22.45	83,241	–	0.31 to 1.85	0.69 to (0.66)
2010	6,439	35.82 to 22.60	97,515	1.77	0.29 to 1.85	13.54 to 11.99
2009	7,449	31.55 to 20.18	99,153	5.02	0.35 to 1.85	15.90 to 14.14
2008	8,481	2.34 to 17.68	97,288	2.36	0.41 to 1.85	(35.44) to (36.36)
2007	10,935	3.63 to 27.78	193,783	1.66	0.42 to 1.85	(0.52) to (1.94)

MFS VIT Utilities Service Class Division:
2011	212	15.36 to 15.12	3,243	3.24	1.25 to 1.85	5.21 to 4.56
2010	111	14.60 to 14.46	1,619	2.09	1.25 to 1.85	12.05 to 11.40
2009 (9)	46	13.03 to 12.98	594	–	1.25 to 1.85	27.62 to 27.13

132

6. Financial Highlights (continued)
MFS VIT Value Service Class Division:
2011	114	$13.12 to $12.91	$1,498	1.29%	1.25% to 1.85%	(1.65)% to (2.27)%
2010	109	13.34 to 13.21	1,459	1.08	1.25 to 1.85	9.79 to 9.17
2009 (9)	38	12.15 to 12.10	467	–	1.25 to 1.85	18.31 to 17.82

MidCap Blend Class 1 Division:
2011	8,881	5.30 to 43.90	355,563	–	0.44 to 1.85	7.84 to 6.32
2010	10,174	4.92 to 41.29	378,975	2.61	0.44 to 1.85	23.58 to 21.84
2009	8,467	3.98 to 33.89	245,427	0.86	0.40 to 1.85	33.20 to 31.31
2008	9,635	2.99 to 25.81	211,731	0.63	0.44 to 1.85	(34.20) to (35.15)
2007	11,351	4.54 to 39.80	380,164	0.61	0.42 to 1.85	8.99 to 7.43

Money Market Class 1 Division:
2011	9,682	2.47 to 13.06	101,686	–	0.00 to 1.85	(0.99) to (1.88)
2010	10,709	1.70 to 13.31	115,064	–	0.40 to 1.85	(0.42) to (1.84)
2009	14,990	1.71 to 13.56	164,649	0.32	0.43 to 1.85	(0.20) to (1.60)
2008	20,768	1.71 to 13.78	244,388	2.44	0.40 to 1.85	2.15 to 0.73
2007	12,707	1.68 to 13.68	131,679	4.73	0.42 to 1.85	4.55 to 2.96

Neuberger Berman AMT Partners I Class Division:
2011	396	11.85 to 11.34	4,642	–	1.25 to 1.85	(12.48) to (12.97)
2010	395	13.54 to 13.03	5,296	0.62	1.25 to 1.85	14.26 to 13.50
2009	456	11.85 to 11.48	5,364	2.65	1.25 to 1.85	54.10 to 53.27
2008	479	7.69 to 7.49	3,660	0.54	1.25 to 1.85	(53.00) to (53.28)
2007	440	16.36 to 16.03	7,154	0.70	1.25 to 1.85	7.97 to 7.32

Neuberger Berman AMT Small Cap Growth S Class Division:
2011	321	9.61 to 9.20	3,046	–	1.25 to 1.85	(2.34) to (2.85)
2010	330	9.84 to 9.47	3,211	–	1.25 to 1.85	18.13 to 17.49
2009	338	8.33 to 8.06	2,780	–	1.25 to 1.85	21.25 to 20.48
2008	288	6.87 to 6.69	1,961	–	1.25 to 1.85	(40.21) to (40.59)
2007	273	11.49 to 11.26	3,111	–	1.25 to 1.85	(0.74) to (1.34)

Neuberger Berman AMT Socially Responsive I Class Division:
2011	495	$13.04 to $12.48	$6,401	0.35%	1.25% to 1.85%	(4.33)% to (4.88)%
2010	470	13.63 to 13.12	6,359	0.04	1.25 to 1.85	21.37 to 20.59
2009	477	11.23 to 10.88	5,324	2.33	1.25 to 1.85	29.83 to 29.06
2008	413	8.65 to 8.43	3,555	2.30	1.25 to 1.85	(40.22) to (40.55)
2007	325	14.47 to 14.18	4,689	0.10	1.25 to 1.85	6.27 to 5.63

133

6. Financial Highlights (continued)
PIMCO All Asset Administrative Class Division:
2011	201	12.92 to 12.72	2,597	6.77	1.25 to 1.85	0.70 to 0.08
2010	234	12.83 to 12.71	2,994	9.57	1.25 to 1.85	11.66 to 11.00
2009 (9)	45	11.49 to 11.45	519	15.41	1.25 to 1.85	14.21 to 13.82

PIMCO High Yield Administrative Class Division:
2011	1,338	11.54 to 11.41	15,396	6.67	1.25 to 1.85	2.03 to 1.51
2010 (10)	714	11.31 to 11.24	8,052	6.63	1.25 to 1.85	12.65 to 11.95

PIMCO Total Return Administrative Class Division:
2011	2,292	11.65 to 11.47	26,662	2.60	1.25 to 1.85	2.28 to 1.68
2010	1,460	11.39 to 11.28	16,609	2.31	1.25 to 1.85	6.75 to 6.11
2009 (9)	401	10.67 to 10.63	4,273	3.19	1.25 to 1.85	6.70 to 6.30

Principal Capital Appreciation Class 1 Division:
2011	936	9.99 to 9.58	9,164	–	0.95 to 1.85	(0.79) to (1.64)
2010	754	10.07 to 9.74	7,466	1.80	0.95 to 1.85	14.30 to 13.26
2009	537	8.81 to 8.60	4,670	1.68	0.95 to 1.85	28.61 to 27.41
2008	306	6.85 to 6.75	2,080	1.08	0.95 to 1.85	(34.01) to (34.59)
2007 (6)	139	10.38 to 10.32	1,433	0.08	0.95 to 1.85	3.48 to 2.86

Principal LifeTime Strategic Class 1 Income Division:
2011	2,070	10.87 to 11.58	24,819	3.13	0.95 to 1.85	2.45 to 1.58
2010	2,070	10.61 to 11.40	24,280	4.80	0.95 to 1.85	10.29 to 9.20
2009	2,006	9.62 to 10.44	21,415	5.09	0.95 to 1.85	17.75 to 16.78
2008	1,811	8.17 to 8.94	16,446	3.91	0.95 to 1.85	(24.63) to (25.25)
2007	1,725	10.84 to 11.97	20,783	1.19	0.95 to 1.85	1.15 to (0.06)
Principal LifeTime 2010 Class 1 Division:
2011	3,124	$10.72 to $11.74	$37,726	2.71%	0.95% to 1.85%	0.47% to (0.42)%
2010	3,413	10.67 to 11.79	41,055	4.30	0.95 to 1.85	12.79 to 11.86
2009	3,536	9.46 to 10.54	37,830	4.27	0.95 to 1.85	23.98 to 22.84
2008	3,489	7.63 to 8.58	30,145	4.31	0.95 to 1.85	(31.57) to (32.17)
2007	3,408	11.15 to 12.66	43,289	1.12	0.95 to 1.85	2.75 to 0.95

Principal LifeTime 2020 Class 1 Division:
2011	13,310	10.55 to 11.90	163,065	2.49	0.95 to 1.85	(1.95) to (2.86)
2010	14,045	10.76 to 12.25	176,256	3.85	0.95 to 1.85	13.86 to 12.90
2009	14,515	9.45 to 10.85	160,531	3.46	0.95 to 1.85	26.34 to 25.14
2008	13,611	7.48 to 8.67	119,536	4.33	0.95 to 1.85	(34.79) to (35.35)
2007	12,818	11.47 to 13.42	173,292	0.49	0.95 to 1.85	3.87 to 1.54

134

6. Financial Highlights (continued)
Principal LifeTime 2030 Class 1 Division:
2011	4,956	10.23 to 11.54	58,812	1.96	0.95 to 1.85	(3.12) to (3.99)
2010	5,131	10.56 to 12.02	63,026	2.32	0.95 to 1.85	14.29 to 13.29
2009	4,758	9.24 to 10.61	51,252	1.78	0.95 to 1.85	26.92 to 25.86
2008	2,269	7.28 to 8.43	18,995	4.09	0.95 to 1.85	(36.97) to (37.60)
2007	1,816	11.55 to 13.52	24,342	0.35	0.95 to 1.85	4.96 to 1.97

Principal LifeTime 2040 Class 1 Division:
2011	874	10.05 to 11.53	10,412	1.61	0.95 to 1.85	(4.10) to (5.02)
2010	869	10.48 to 12.14	10,823	2.23	0.95 to 1.85	14.79 to 13.78
2009	751	9.13 to 10.67	8,167	2.73	0.95 to 1.85	28.23 to 27.18
2008	839	7.12 to 8.39	7,122	3.94	0.95 to 1.85	(38.73) to (39.33)
2007	799	11.62 to 13.84	11,107	0.29	0.95 to 1.85	5.52 to 2.13

Principal LifeTime 2050 Class 1 Division:
2011	470	9.91 to 11.43	5,533	1.50	0.95 to 1.85	(4.89) to (5.69)
2010	469	10.42 to 12.12	5,830	2.13	0.95 to 1.85	15.14 to 14.02
2009	464	9.05 to 10.63	5,018	2.41	0.95 to 1.85	28.73 to 27.76
2008	458	7.03 to 8.32	3,856	4.05	0.95 to 1.85	(39.60) to (40.19)
2007	426	11.64 to 13.92	5,960	0.21	0.95 to 1.85	5.61 to 2.26

Real Estate Securities Class 1 Division:
2011	2,278	$3.04 to $31.19	$73,765	–%	0.66% to 1.85%	8.48% to 6.92%
2010	2,507	2.80 to 29.17	75,755	2.99	0.67 to 1.85	25.17 to 23.44
2009	3,012	2.24 to 23.63	72,274	4.21	0.37 to 1.85	28.33 to 26.50
2008	3,393	1.74 to 18.68	64,057	2.39	0.47 to 1.85	(33.14) to (34.09)
2007	4,085	2.61 to 28.34	116,915	0.83	0.42 to 1.85	(18.04) to (19.21)

SAM Balanced Portfolio Class 1 Division:
2011	64,434	10.43 to 10.00	660,873	2.77	0.95 to 1.85	0.00 to (0.89)
2010	66,480	10.43 to 10.09	684,067	3.60	0.95 to 1.85	12.51 to 11.49
2009	62,913	9.27 to 9.05	577,353	3.66	0.95 to 1.85	22.62 to 21.64
2008	30,551	7.56 to 7.44	229,327	3.52	0.95 to 1.85	(26.82) to (27.56)
2007 (6)	3,428	10.33 to 10.28	35,315	0.06	0.95 to 1.85	3.35 to 2.20

SAM Conservative Balanced Class 1 Portfolio Division:
2011	14,050	11.11 to 10.65	153,302	3.19	0.95 to 1.85	1.37 to 0.38
2010	14,635	10.96 to 10.61	158,220	4.32	0.95 to 1.85	10.71 to 9.83
2009	14,160	9.90 to 9.66	138,649	3.08	0.95 to 1.85	20.00 to 18.97
2008	7,346	8.25 to 8.12	60,144	3.11	0.95 to 1.85	(19.98) to (20.70)
2007 (6)	843	10.31 to 10.25	8,661	0.29	0.95 to 1.85	3.07 to 1.64

135

6. Financial Highlights (continued)
SAM Conservative Growth Class 1 Portfolio Division:
2011	6,161	9.59 to 9.20	57,954	2.01	0.95 to 1.85	(1.44) to (2.23)
2010	5,760	9.73 to 9.41	55,154	3.12	0.95 to 1.85	14.07 to 13.10
2009	4,941	8.53 to 8.32	41,606	4.97	0.95 to 1.85	24.53 to 23.44
2008	3,313	6.85 to 6.74	22,494	3.79	0.95 to 1.85	(33.75) to (34.37)
2007 (6)	670	10.34 to 10.28	6,902	0.54	0.95 to 1.85	3.30 to 2.62

SAM Flexible Income Portfolio Class 1 Division:
2011	14,070	11.66 to 11.18	160,984	3.86	0.95 to 1.85	2.46 to 1.54
2010	14,055	11.38 to 11.01	157,635	5.26	0.95 to 1.85	9.42 to 8.47
2009	12,515	10.40 to 10.15	128,680	4.54	0.95 to 1.85	18.86 to 17.75
2008	7,644	8.75 to 8.62	66,370	4.86	0.95 to 1.85	(14.55) to (15.32)
2007 (6)	149	10.24 to 10.19	1,519	0.49	0.95 to 1.85	2.43 to 1.12

SAM Strategic Growth Portfolio Class 1 Division:
2011	4,626	$9.06 to $8.68	$41,082	1.50%	0.95% to 1.85%	(2.79)% to (3.77)%
2010	4,212	9.32 to 9.02	38,641	2.50	0.95 to 1.85	15.35 to 14.32
2009	3,779	8.08 to 7.89	30,169	3.70	0.95 to 1.85	26.25 to 25.04
2008	2,572	6.40 to 6.31	16,339	3.61	0.95 to 1.85	(38.04) to (38.56)
2007 (6)	659	10.33 to 10.27	6,786	0.18	0.95 to 1.85	3.16 to 2.87

Short-Term Income Class 1 Division:
2011	14,110	11.31 to 10.96	157,122	0.15	0.85 to 1.85	0.53 to (0.54)
2010	14,544	11.25 to 11.02	161,858	2.79	0.85 to 1.85	3.31 to 2.32
2009	2,174	10.89 to 10.77	23,551	7.36	0.85 to 1.85	9.01 to 110.35
2008 (8)	28	9.99 to 5.12	261	–	0.85 to 1.85	0.30 to (48.59)

SmallCap Blend Class 1 Division:
2011	2,287	1.24 to 11.33	27,780	0.35	0.34 to 1.85	(1.89) to (3.25)
2010	2,886	1.26 to 11.71	33,079	0.50	0.20 to 1.85	23.74 to 21.98
2009	3,419	1.02 to 9.60	33,829	0.73	0.33 to 1.85	21.60 to 19.85
2008	3,928	0.84 to 8.01	32,501	0.45	0.43 to 1.85	(37.00) to (37.86)
2007	4,859	1.33 to 12.89	65,212	0.31	0.42 to 1.85	1.22 to (0.23)

SmallCap Growth II Class 1 Division:
2011	2,639	0.77 to 9.34	25,540	–	0.46 to 1.85	(4.79) to (6.13)
2010	3,144	0.81 to 9.95	31,722	–	0.23 to 1.85	26.40 to 24.69
2009	3,540	0.64 to 7.98	28,675	–	0.72 to 1.85	31.00 to 29.34
2008	3,794	0.49 to 6.17	24,055	–	0.43 to 1.85	(41.39) to (42.28)
2007	4,379	0.83 to 10.69	47,856	–	0.42 to 1.85	4.48 to 3.06

136

6. Financial Highlights (continued)
SmallCap Value I Class 1 Division:
	2011	3,704	1.71 to 19.88	76,201	0.04	0.51 to 1.85	(4.06) to (5.42)
	2010	4,063	1.79 to 21.02	86,698	0.84	0.36 to 1.85	25.53 to 23.72
	2009	4,686	1.42 to 16.99	80,632	2.30	0.46 to 1.85	15.68 to 14.10
	2008	4,949	1.23 to 14.89	74,626	0.98	0.41 to 1.85	(32.10) to (33.08)
	2007	5,471	1.81 to 22.25	123,310	0.36	0.42 to 1.85	(9.90) to (11.18)

T. Rowe Price Blue Chip Growth Portfolio II Division:
	2011	562	$12.62 to $12.08	$7,052	–%	1.25% to 1.85%	0.08% to (0.49)%
	2010	535	12.61 to 12.14	6,703	–	1.25 to 1.85	14.53 to 13.88
	2009	457	11.01 to 10.66	5,001	–	1.25 to 1.85	40.08 to 39.16
	2008	164	7.86 to 7.66	1,278	0.11	1.25 to 1.85	(43.37) to (43.68)
	2007	136	13.88 to 13.60	1,872	0.11	1.25 to 1.85	11.08 to 10.42

T. Rowe Price Health Sciences Portfolio II Division:
	2011	439	17.84 to 17.07	7,738	–	1.25 to 1.85	9.05 to 8.38
	2010	396	16.36 to 15.75	6,429	–	1.25 to 1.85	13.85 to 13.23
	2009	342	14.37 to 13.91	4,869	–	1.25 to 1.85	29.69 to 28.92
	2008	339	11.08 to 10.79	3,736	–	1.25 to 1.85	(30.05) to (30.48)
	2007	245	15.84 to 15.52	3,858	–	1.25 to 1.85	16.24 to 15.54

Templeton Growth Securities Class 2 Division:
	2011	69	14.05	964	1.35	0.85	(7.75)
	2010	79	15.23	1,200	1.41	0.85	6.43
	2009	92	14.31	1,315	3.15	0.85	29.97
	2008	105	11.01	1,158	1.81	0.85	(42.81)
	2007	138	19.25	2,663	1.33	0.85	1.48

Van Eck Global Hard Assets Class Division:
	2011	559	13.77 to 13.56	7,688	0.73	1.25 to 1.85	(17.74) to (18.21)
	2010	323	16.74 to 16.58	5,397	0.14	1.25 to 1.85	27.11 to 41.23
	2009 (9)	82	13.17 to 13.12	1,081	–	1.25 to 1.85	26.63 to 26.28

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

137

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)

These divisions received payment from an affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the Payment from Affiliate.

(5)	Commenced operations January 5, 2007.
(6)	Commenced operations May 1, 2007.
(7)	Commenced operations May 19, 2008.
(8)	Commenced operations November 24, 2008.
(9)	Commenced operations May 18, 2009.
(10)	Commenced operations January 4, 2010.
(11)	Commenced operations May 24, 2010.
(12)	Commenced operations April 29, 2011.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division		2011 Unit Value	2011 Total Return

Asset Allocation Class 1 Division		$25.22	–%
Balanced Class 1 Division		2.19 amd 20.16	–
Bond & Mortgage Securities Class 1 Division		2.46 and 22.03	–
Diversified Balanced Class 2 Division			2.39
Diversified Growth Class 2 Division			1.00
Diversified International Class 1 Division		2.30 and 20.73	–
Equity Income Class 1 Division		9.59	–
Government & High Quality Bond Class 1 Division		2.50, 11.64, 11.75 and 11.79	–
International Emerging Markets Class 1 Division		29.83	–
LargeCap Growth Class 1 Division		1.86 and 17.49	–
LargeCap Growth I Class 1 Division		33.11	–
LargeCap S&P 500 Index Class 1 Division		9.68, 10.18 and 10.30	–
LargeCap Value Class 1 Division		2.97, 3.10, 5.90, 6.97, 9.37 and 10.21	0.75
MidCap Blend Class 1 Division		5.11 and 46.92	–
Money Market Class 1 Division		1.62, 1.70, 2.23 and 13.96	(0.89), (0.78), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division		12.10	–
Principal LifeTime 2010 Class 1 Division		12.27	–
Principal LifeTime 2020 Class 1 Division		12.43	–

138

Division	2011 Unit Value	2011 Total Return

Principal LifeTime 2030 Class 1 Division	$12.06	–%
Principal LifeTime 2040 Class 1 Division	12.05	–
Principal LifeTime 2050 Class 1 Division	11.95	–
Real Estate Securities Class 1 Division	33.34	–
SmallCap Blend Class 1 Division	12.11 and 15.58	–
SmallCap Growth II Class 1 Division	9.38 and 9.98	–
SmallCap Value I Class 1 Division	21.25	–

Division	2010 Unit Value	2010 Total Return

American Century VP Income & Growth Class I Division	$9.55	13.15%
Asset Allocation Division	25.00	–
Balanced Division	2.12 and 19.61
Bond & Mortgage Securities Division	2.31 and 20.83	–
Diversified International Division	2.58 and 23.55	–
Equity Income Division	9.21	–
Government & High Quality Bond Division	2.37, 11.10, 11.17 and 11.19	–
International Emerging Markets Division	36.60	–
LargeCap Growth Division	1.95 and 18.49	–
LargeCap Growth I Division	33.64	–
LargeCap S&P 500 Index Division	9.63, 10.09 and 10.22	–
LargeCap Value Division	2.96, 3.08, 5.92, 6.96, 9.35 and 10.17	13.60
MidCap Blend Division	4.74 and 43.87	–
Money Market Division	1.63 and 14.14	–
Principal LifeTime Strategic Income Division	11.84	–
Principal LifeTime 2010 Division	12.24	–
Principal LifeTime 2020 Division	12.73	–
Principal LifeTime 2030 Division	12.49	–
Principal LifeTime 2040 Division	12.61	–
Principal LifeTime 2050 Division	12.59	–
Real Estate Securities Division	30.99	–
SmallCap Blend Division	12.45 and 15.95	–
SmallCap Growth II Division	10.57	–
SmallCap Value I Division	22.34	–
Van Eck VIP Global Hard Assets Class Division	–	26.37 and 41.74

139

Division	2009 Unit Value	2009 Total Return

American Century VP Income & Growth Class I Division	$8.44	–%
Asset Allocation Division	23.21	–
Balanced Division	1.88 and 17.48	–
Bond & Mortgage Securities Division	2.09 and 18.89	–

Diversified International Division	$2.28 and $20.97	–%
Equity Income Division	8.02	–
Government & High Quality Bond Division	2.25 and 19.27	–
International Emerging Markets Division	31.08	–
International Small Cap Division	21.74	–
LargeCap Growth Division	1.66 and 15.81	–
LargeCap Growth I Division	28.48	–
LargeCap S&P 500 Index Division	8.51, 8.88 and 9.00	–
LargeCap Value Division	2.61, 2.71, 5.27, 6.16, 8.27 and 8.99	–
MidCap Blend Division	3.85 and 35.80	–
MidCap Growth I Division	10.62 and 11.86	32.72, 33.42 and 33.94
MidCap Value II Division	12.17 and 18.45	–
Money Market Division	1.64 and 14.32	–
Mortgage Securities Division	–	5.15 and 5.45
Principal LifeTime Strategic Income Division	10.78	–
Principal LifeTime 2010 Division	10.88	–
Principal LifeTime 2020 Division	11.20	–
Principal LifeTime 2030 Division	10.96	–
Principal LifeTime 2040 Division	11.02	–
Principal LifeTime 2050 Division	10.97	–
Real Estate Securities Division	24.96	–
Short-Term Income Division	–	8.51 and 8.91
SmallCap Blend Division	10.14 and 12.95	–
SmallCap Growth II Division	8.43	–
SmallCap Value I Division	17.94	–

140

Division	2008 Unit Value	2008 Total Return

American Century VP Income & Growth Class I Division	$7.22	–%
Asset Allocation Division	19.78	–
Balanced Division	1.56 and 14.61	–
Bond & Mortgage Securities Division	1.74 and 15.82	–
Diversified International Division	1.80 and 16.48	–
Equity Income Division	6.77	–
Government & High Quality Bond Division	2.15 and 18.53	–
International Emerging Markets Division	18.55	–
International SmallCap Division	16.33	–
LargeCap Growth Division	1.32 and 12.61	–
LargeCap Growth I Division	18.88	–
LargeCap S&P 500 Index Division	6.82, 7.09 and 7.19	–
Division	2008 Unit Value	2008 Total Return

LargeCap Value Division	$2.26, $18.56 and $27.22	–%
MidCap Blend Division	2.90 and 27.10	–
MidCap Growth I Division	7.96 and 8.85	–
MidCap Value II Division	9.19 and 13.88	–
Money Market Division	1.65 and 14.47	–
Principal LifeTime Strategic Income Division	9.17	(25.31)
Principal LifeTime 2010 Division	8.81	(32.23)
Principal LifeTime 2020 Division	8.90	(35.39)
Principal LifeTime 2030 Division	8.65	(37.65)
Principal LifeTime 2040 Division	8.61	(39.38)
Principal LifeTime 2050 Division	8.54	(40.23)
Real Estate Securities Division	19.61	–
SAM Balanced Portfolio Division	–	(27.63)
SAM Conservative Balanced Portfolio Division	–	(20.78)
SAM Conservative Growth Portfolio Division	–	(34.44)
SAM Flexible Income Portfolio Division	–	(15.41)
SmallCap Blend Division	8.40 and 10.69	–
SmallCap Growth II Division	6.48	–
SmallCap Value I Division	15.63	–

141

Division	2007 Unit Value	2007 Total Return

AIM V.I. SmallCap Equity Series I Division	$ –	(1.43)% and 3.87%
American Century VP Income and Growth Class I Division	11.14	–
Asset Allocation Division	26.65	–
Balanced Division	2.27 and 21.41	–
Bond Division	2.11 and 19.32	–
Principal Capital Value Division	3.51, 28.99 and 42.27	–
Diversified International Division	3.36 and 31.03	–
Equity Growth Division	32.19	2.66 and 2.73
Equity Income I Division	10.38	–
Government & High Quality Bond Division	2.20 and 19.07	–
Growth Division	2.33 and 22.46	–
International Emerging Markets Division	41.62	–
International SmallCap Division	33.26	–
LargeCap Stock Index Division	10.98, 11.37 and 11.55	–
MidCap Division	4.41 and 41.53	–
MidCap Growth Division	13.69 and 15.16	–
MidCap Value Division	16.60 and 24.95	–
Money Market Division	1.62 and 14.28	–
Principal LifeTime Strategic Income Division	12.20	–
Division	2007 Unit Value	2007 Total Return

Principal LifeTime 2010 Division	$12.91	–%
Principal LifeTime 2020 Division	13.68	–
Principal LifeTime 2030 Division	13.78	–
Principal LifeTime 2040 Division	14.11	–
Principal LifeTime 2050 Division	14.20	–
Real Estate Securities Division	29.57	–
SAM Balanced Portfolio Division	10.27	–
SAM Conservative Balanced Portfolio Division	10.24	–
SAM Conservative Growth Portfolio Division	10.27	–
SAM Flexible Income Portfolio Division	10.18	–
SAM Strategic Growth Portfolio Division	–	2.54
SmallCap Division	13.45 and 17.04	–
SmallCap Growth Division	11.15	–
SmallCap Value Division	23.22	–
142

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Principal Life Insurance Company

            We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

            We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2011 and 2010, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

            As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for credit derivatives embedded in beneficial interests in securitized financial assets effective July 1, 2010; for variable interest entities effective January 1, 2010 and for other-than-temporary impairments on debt securities and for the treatment of noncontrolling interests effective January 1, 2009.

/s/ Ernst & Young LLP
Des Moines, Iowa July 10, 2012

143

Principal Life Insurance Company

Consolidated Statements of Financial Position

	December 31,
	2011	2010
	(in millions)
Assets
Fixed maturities, available‑for‑sale (2011 and 2010 include $214.2 million and $257.9 million related to consolidated variable interest entities)	$ 45,877.3	$ 45,184.8
Fixed maturities, trading (2011 and 2010 include $132.4 million and $131.4 million related to consolidated variable interest entities)	511.5	606.9
Equity securities, available‑for‑sale	73.5	165.9
Equity securities, trading (2011 and 2010 include $207.6 million and $158.6 million related to consolidated variable interest entities)	312.8	258.3
Mortgage loans	10,132.0	10,477.1
Real estate	1,083.9	1,052.3
Policy loans	859.2	878.3
Other investments (2011 and 2010 include $97.8 million and $128.7 million related to consolidated variable interest entities, of which $97.5 million and $128.3 million are measured at fair value under the fair value option)	1,764.5	1,407.6
Total investments	60,614.7	60,031.2
Cash and cash equivalents (2011 and 2010 include $317.7 million and $100.0 million related to consolidated variable interest entities)	2,454.9	1,546.8
Accrued investment income	604.4	655.7
Premiums due and other receivables	1,190.1	999.7
Deferred policy acquisition costs	3,034.5	3,258.8
Property and equipment	435.7	432.4
Goodwill	282.6	214.6
Other intangibles	157.0	139.7
Separate account assets	61,615.1	62,738.4
Other assets	883.3	921.8
Total assets	$ 131,272.3	$ 130,939.1
Liabilities
Contractholder funds	$ 37,089.7	$ 37,092.1
Future policy benefits and claims	16,350.6	16,068.1
Other policyholder funds	515.5	569.9
Short‑term debt	263.7	294.4
Long‑term debt	119.9	120.4
Income taxes currently payable	2.8	0.3
Deferred income taxes	391.1	267.8
Separate account liabilities	61,615.1	62,738.4
Other liabilities (2011 and 2010 include $565.2 million and $433.6 million related to consolidated variable interest entities, of which $88.4 million and $114.5 million are measured at fair value under the fair value option)	6,726.3	5,821.5
Total liabilities	123,074.7	122,972.9
Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid‑in capital	5,718.1	6,145.0
Retained earnings	1,826.0	1,472.4
Accumulated other comprehensive income	278.0	195.4
Total stockholder’s equity attributable to Principal Life Insurance Company	7,824.6	7,815.3
Noncontrolling interest	373.0	150.9
Total stockholder’s equity	8,197.6	7,966.2
Total liabilities and stockholder’s equity	$ 131,272.3	$ 130,939.1

See accompanying notes.

144

Principal Life Insurance Company

Consolidated Statements of Operations

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Revenues
Premiums and other considerations	$ 2,626.5	$ 3,300.3	$ 3,511.5
Fees and other revenues	1,968.3	1,755.1	1,619.0
Net investment income	2,918.0	3,085.8	3,188.2
Net realized capital gains (losses), excluding impairment losses on available-for-sale securities	91.9	(47.4)	6.2
Total other-than-temporary impairment losses on available-for-sale securities	(138.3)	(297.1)	(712.4)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified to (from) other comprehensive income	(52.3)	56.1	260.9
Net impairment losses on available-for-sale securities	(190.6)	(241.0)	(451.5)
Net realized capital losses	(98.7)	(288.4)	(445.3)
Total revenues	7,414.1	7,852.8	7,873.4
Expenses
Benefits, claims and settlement expenses	3,872.4	4,840.6	5,005.9
Dividends to policyholders	210.2	219.9	242.2
Operating expenses	2,433.4	2,169.4	1,975.1
Total expenses	6,516.0	7,229.9	7,223.2
Income before income taxes	898.1	622.9	650.2
Income taxes	255.8	120.4	124.8
Net income	642.3	502.5	525.4
Net income attributable to noncontrolling interest	36.4	16.6	23.0
Net income attributable to Principal Life Insurance Company	$ 605.9	$ 485.9	$ 502.4

See accompanying notes.

145

Principal Life Insurance Company

Consolidated Statements of Stockholder’s Equity

	Common stock	Additional paid‑in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total stockholder’s equity
	(in millions)
Balances at January 1, 2009	$ 2.5	$ 5,626.6	$ 1,158.5	$ (4,737.6)	$ 91.8	$ 2,141.8
Contributions from parent	—	795.9	—	—	—	795.9
Stock‑based compensation and additional related tax benefits	—	32.3	(1.5)	—	—	30.8
Dividends to parent	—	—	(645.0)	—	—	(645.0)
Distributions to noncontrolling interest	—	—	—	—	(7.1)	(7.1)
Contributions from noncontrolling interest	—	—	—	—	10.1	10.1
Purchase of subsidiary shares from noncontrolling interest	—	(45.9)	—	—	0.2	(45.7)
Effects of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available-for-sale, net	—	—	9.9	(9.9)	—	—
Comprehensive income:
Net income	—	—	502.4	—	23.0	525.4
Net unrealized gains, net	—	—	—	3,620.9	—	3,620.9
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(152.9)	—	(152.9)
Foreign currency translation adjustment, net of related income taxes	—	—	—	21.6	—	21.6
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	171.1	—	171.1
Comprehensive income						4,186.1
Balances at December 31, 2009	2.5	6,408.9	1,024.3	(1,086.8)	118.0	6,466.9
Return of capital to parent	—	(301.8)	—	—	—	(301.8)
Stock‑based compensation and additional related tax benefits	—	37.9	(1.7)	—	—	36.2
Distributions to noncontrolling interest	—	—	—	—	(7.8)	(7.8)
Contributions from noncontrolling interest	—	—	—	—	24.1	24.1
Effects of implementation of accounting change related to variable interest entities, net	—	—	(10.7)	10.7	—	—
Effects of electing fair value option for fixed maturities upon implementation of accounting change related to embedded credit derivatives, net	—	—	(25.4)	25.4	—	—
Comprehensive income:
Net income	—	—	485.9	—	16.6	502.5
Net unrealized gains, net	—	—	—	1,076.2	—	1,076.2
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(33.5)	—	(33.5)
Foreign currency translation adjustment, net of related income taxes	—	—	—	(4.6)	—	(4.6)
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	208.0	—	208.0
Comprehensive income						1,748.6
Balances at December 31, 2010	2.5	6,145.0	1,472.4	195.4	150.9	7,966.2
Return of capital to parent	—	(458.8)	—	—	—	(458.8)
Stock‑based compensation and additional related tax benefits	—	31.9	(2.3)	—	—	29.6
Dividends to parent	—	—	(250.0)	—	—	(250.0)
Distributions to noncontrolling interest	—	—	—	—	(9.8)	(9.8)
Contributions from noncontrolling interest	—	—	—	—	196.7	196.7
Purchase of subsidiary shares from noncontrolling interest	—	—	—	—	(1.1)	(1.1)
Comprehensive income:
Net income	—	—	605.9	—	36.4	642.3
Net unrealized gains, net	—	—	—	208.9	—	208.9
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	33.4	—	33.4
Foreign currency translation adjustment, net of related income taxes	—	—	—	13.2	(0.1)	13.1
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	(172.9)	—	(172.9)
Comprehensive income						724.8
Balances at December 31, 2011	$ 2.5	$ 5,718.1	$ 1,826.0	$ 278.0	$ 373.0	$ 8,197.6

See accompanying notes.

146

Principal Life Insurance Company

Consolidated Statements of Cash Flows

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Operating activities
Net income	$ 642.3	$ 502.5	$ 525.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred policy acquisition costs	541.7	201.6	93.9
Additions to deferred policy acquisition costs	(482.7)	(461.1)	(454.3)
Accrued investment income	51.3	26.0	62.3
Net cash flows for trading securities	75.8	78.8	299.9
Premiums due and other receivables	(220.0)	1.3	(124.6)
Contractholder and policyholder liabilities and dividends	796.1	1,165.9	1,422.3
Current and deferred income taxes	83.4	29.8	35.4
Net realized capital losses	98.7	288.4	445.3
Depreciation and amortization expense	93.0	139.1	98.4
Mortgage loans held for sale, acquired or originated	—	—	(3.0)
Mortgage loans held for sale, sold or repaid, net of gain	17.7	1.7	17.5
Real estate acquired through operating activities	(37.4)	—	(19.8)
Real estate sold through operating activities	138.5	116.5	5.2
Stock‑based compensation	29.6	36.2	30.0
Other	1,322.8	621.3	152.4
Net adjustments	2,508.5	2,245.5	2,060.9
Net cash provided by operating activities	3,150.8	2,748.0	2,586.3
Investing activities
Available‑for‑sale securities:
Purchases	(6,406.7)	(6,442.4)	(7,046.2)
Sales	692.3	1,491.6	3,115.5
Maturities	5,490.1	4,783.0	4,128.8
Mortgage loans acquired or originated	(1,397.7)	(1,189.8)	(514.8)
Mortgage loans sold or repaid	1,597.9	1,678.4	1,615.4
Real estate acquired	(129.9)	(53.8)	(62.2)
Net purchases of property and equipment	(50.3)	(9.8)	(17.9)
Purchases of interest in subsidiaries, net of cash acquired	—	—	(45.7)
Net change in other investments	(50.5)	(15.1)	16.6
Net cash provided by (used in) investing activities	(254.8)	242.1	1,189.5
Financing activities
Proceeds from financing element derivatives	75.9	79.3	122.0
Payments for financing element derivatives	(46.5)	(46.5)	(67.4)
Excess tax benefits from share‑based payment arrangements	1.5	0.8	0.2
Dividends to parent	(250.0)	—	(645.0)
Capital contributions from (to) parent	(506.5)	(301.8)	795.9
Principal repayments of long‑term debt	(0.5)	(0.4)	(0.4)
Net proceeds from (repayments of) short‑term borrowings	(30.7)	(17.7)	21.0
Investment contract deposits	5,868.6	4,099.9	4,220.2
Investment contract withdrawals	(7,076.7)	(7,343.3)	(8,752.7)
Net increase (decrease) in banking operation deposits	(18.5)	46.2	43.9
Other	(4.5)	(4.3)	(5.7)
Net cash used in financing activities	(1,987.9)	(3,487.8)	(4,268.0)
Net increase (decrease) in cash and cash equivalents	908.1	(497.7)	(492.2)
Cash and cash equivalents at beginning of year	1,546.8	2,044.5	2,536.7
Cash and cash equivalents at end of year	$ 2,454.9	$ 1,546.8	$ 2,044.5

Supplemental Information:
Cash paid for interest	$ 37.3	$ 10.7	$ 14.7
Cash paid for income taxes	$ 168.6	$ 88.6	$ 107.1

See accompanying notes.

147

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2011

1. Nature of Operations and Significant Accounting Policies

Description of Business

            Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through March 14, 2012, which was the date our consolidated financial statements were issued.

Reclassifications have been made to prior period financial statements to conform to the December 31, 2011, presentation.

Closed Block

            We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance related to balance sheet offsetting. The new guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. This new guidance will be effective for us for interim and annual reporting periods beginning January 1, 2013, with retrospective application required and is not expected to have a material impact on our consolidated financial statements.

Also in December 2011, the FASB issued authoritative guidance that requires a reporting entity to follow the real estate sales guidance when the reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt. This guidance will be effective for us on January 1, 2013, and is not expected to have a material impact on our consolidated financial statements.

In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance will be Principal Life Insurance Company

148

149

Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

effective for our 2012 goodwill impairment test and is not expected to have a material impact on our consolidated financial statements.

In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance will be effective for us on January 1, 2012, and is not expected to have a material impact on our consolidated financial statements. In December 2011, the FASB issued a final standard to defer the new requirement to present reclassification adjustments out of other comprehensive income to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective.

            In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance will be effective for us on January 1, 2012, and is not expected to have a material impact on our consolidated financial statements.

In April 2011, the FASB issued authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance will be effective for us on January 1, 2012, for new transfers and modifications to existing transactions. This guidance is not expected to have a material impact on our consolidated financial statements.

Also in April 2011, the FASB issued authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (“TDR”). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance was effective for us on July 1, 2011, and was applied retrospectively to restructurings occurring on or after January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

In October 2010, the FASB issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance will be effective for us on January 1, 2012. We will adopt this guidance retrospectively. Our retrospective adoption will result in a reduction to the opening balance of retained earnings of approximately $595.0 million at January 1, 2012.

In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. Disclosures required by the guidance that relate to an activity that occurs during a reporting period were effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

150

151

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements.

In March 2010, the FASB issued authoritative guidance that amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities (“ABS”), credit-linked notes, collateralized loan obligations and collateralized debt obligations (“CDOs”). This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. We adopted this guidance effective July 1, 2010, and within the scope of this guidance reclassified fixed maturities with a fair value of $75.3 million from available-for-sale to trading. The cumulative change in accounting principle related to unrealized losses on these fixed maturities resulted in a net $25.4 million decrease to retained earnings, with a corresponding increase to accumulated other comprehensive income (“AOCI”).

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which were effective for us on January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In September 2009, FASB issued authoritative guidance for measuring the fair value of certain alternative investments and to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

            In August 2009, the FASB issued authoritative guidance to provide additional guidance on measuring the fair value of liabilities. This guidance clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset; or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

152

 Principal Life Insurance Company

Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In June 2009, the FASB issued authoritative guidance for the establishment of the FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. This guidance was effective for us on July 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its ﬁnancial reports about a transfer of ﬁnancial assets; the effects of a transfer on its ﬁnancial position, ﬁnancial performance and cash ﬂows; and a transferor’s continuing involvement in transferred ﬁnancial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity (“QSPE”). Therefore, former QSPEs, as defined under previous accounting standards, should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance. This guidance was effective for us on January 1, 2010, and did not have a material impact on our consolidated financial statements.

Also in June 2009, the FASB issued authoritative guidance related to the accounting for VIEs, which amends prior guidance and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, this guidance requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE. Furthermore, we are required to enhance disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. We adopted this guidance prospectively effective January 1, 2010. Due to the implementation of this guidance, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The cumulative change in accounting principle from adopting this guidance resulted in a net $10.7 million decrease to retained earnings and a net $10.7 million increase to AOCI. In February 2010, the FASB issued an amendment to this guidance. The amendment indefinitely defers the consolidation requirements for reporting enterprises’ interests in entities that have the characteristics of investment companies and regulated money market funds. This amendment was effective January 1, 2010, and did not have a material impact to our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 4, Variable Interest Entities, for further details.

In April 2009, the FASB issued authoritative guidance which relates to the recognition and presentation of an other-than-temporary impairment (“OTTI”) of securities and requires additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered other-than-temporarily impaired if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. This guidance also changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will not be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses

153

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income (“OCI”). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. Furthermore, this guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. We adopted this guidance effective January 1, 2009. The cumulative change in accounting principle from adopting this guidance resulted in a net $9.9 million increase to retained earnings and a corresponding decrease to accumulated OCI. The required disclosures have been included in our consolidated financial statements.

Also in April 2009, the FASB issued authoritative guidance which provides additional information on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. We adopted this guidance effective January 1, 2009, and it did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In March 2008, the FASB issued authoritative guidance requiring (1) qualitative disclosures about objectives and strategies for using derivatives, (2) quantitative disclosures about fair value amounts of gains and losses on derivative instruments and related hedged items and (3) disclosures about credit-risk-related contingent features in derivative instruments. The disclosures are intended to provide users of financial statements with an enhanced understanding of how and why derivative instruments are used, how they are accounted for and the financial statement impacts. We adopted these changes on January 1, 2009. See Note 6, Derivative Financial Instruments, for further details.

In December 2007, the FASB issued authoritative guidance requiring that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose additional information needed to more comprehensively evaluate and understand the nature and financial effect of the business combination. In addition, direct acquisition costs are to be expensed. We adopted this guidance on January 1, 2009.

            Also in December 2007, the FASB issued authoritative guidance mandating the following changes to noncontrolling interests:

(1) Noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other item outside of equity.

(2) Net income includes the total income of all consolidated subsidiaries, with separate disclosures on the face of the statement of operations of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income.

(3) This guidance revises the accounting requirements for changes in a parent’s ownership interest when the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation.

We adopted this guidance on January 1, 2009.

154

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Use of Estimates in the Preparation of Financial Statements

            The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•         the fair value of investments in the absence of quoted market values;

•         investment impairments and valuation allowances;

•         the fair value of and accounting for derivatives;

•         the deferred policy acquisition costs (“DPAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•         the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•         the liability for future policy benefits and claims;

•         the value of our pension and other postretirement benefit obligations and

•         accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

            Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, ABS, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder liabilities, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have a minimal amount of assets within trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.

155

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

            The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net income.  For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

            Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $36.6 million and $41.7 million as of December 31, 2011 and 2010, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

            Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income.  Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on trading securities that support investment strategies that involve the active and frequent purchase and sale of fixed maturities are reported as net investment income and are excluded from net realized capital gains (losses).

            Policy loans and other investments, excluding investments in unconsolidated entities and commercial mortgage loans of consolidated VIEs for which the fair value option was elected, are primarily reported at cost.

156

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Derivatives

            Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate collars, swaptions, futures, currency swaps, credit default swaps, options and total return swaps. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

            Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)        a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)        a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)        a derivative not designated as a hedging instrument.

            Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

            Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

            Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

157

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

            We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

            Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

            If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.

            Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

            Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

            Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

158

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

            Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

            Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

            Participating business represented approximately 15%, 16% and 17% of our life insurance in force and 50%, 53% and 55% of the number of life insurance policies in force at December 31, 2011, 2010 and 2009, respectively. Participating business represented approximately 65%, 67% and 68% of life insurance premiums for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

            Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

            The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

            Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

159

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

            Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

            Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

            Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

            Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

            Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Policy Acquisition Costs

            Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

            DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted in the current period when estimated gross profits are revised. For individual variable life insurance, individual variable annuities and group annuities which have separate account equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity

160

161

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium‑paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

            DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Policy Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DPAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

            Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2011 and 2010, our largest exposures to a single third-party reinsurer in our individual life insurance business was $25.3 billion and $23.3 billion of life insurance in force, representing 16% and 15% of total net individual life insurance in force, respectively. The reinsurance recoverable related to this single third party reinsurer recorded in our consolidated statements of financial position was $22.6 million and $27.5 million at December 31, 2011 and 2010, respectively.

162

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Premiums and other considerations:
Direct	$ 2,913.3	$ 3,595.5	$ 3,806.9
Assumed	30.1	11.9	5.4
Ceded	(316.9)	(307.1)	(300.8)
Net premiums and other considerations	$ 2,626.5	$ 3,300.3	$ 3,511.5
Benefits, claims and settlement expenses:
Direct	$ 4,209.8	$ 5,000.0	$ 5,227.1
Assumed	96.4	56.5	38.9
Ceded	(433.8)	(215.9)	(260.1)
Net benefits, claims and settlement expenses	$ 3,872.4	$ 4,840.6	$ 5,005.9

Separate Accounts

            The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

            At December 31, 2011 and 2010, the separate accounts include a separate account valued at $146.5 million and $221.7 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

            Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

163

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

            Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2.  Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2011, 2010 and 2009, we received $212.9 million, $210.8 million and $196.1 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $556.1 million and $547.5 million at December 31, 2011 and 2010, respectively, and earned interest of $1.4 million, $1.4 million and $1.3 million during 2011, 2010 and 2009, respectively.

We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $596.0 million and $178.9 million as of December 31, 2011 and 2010, respectively. In addition, we recognized premiums and other fees of $102.6 million, $35.7 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with this agreement.  Furthermore, we recognized expenses of $244.8 million, $115.2 million and $2.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with this agreement.

164

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

2.  Related Party Transactions — (continued)

We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $317.6 million, $282.4 million and $172.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $72.0 million, $61.4 million and $57.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Goodwill

 The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement and Investor Services	Principal Global Investors	U.S. Insurance Solutions	Corporate	Consolidated
	(in millions)
Balances at January 1, 2010	$ 18.7	$ 152.5	$ 43.4	$ 43.6	$ 258.2
Impairment	—	—	—	(43.6)	(43.6)
Balances at December 31, 2010	18.7	152.5	43.4	—	214.6
Goodwill from acquisitions	—	68.0	—	—	68.0
Balances at December 31, 2011	$ 18.7	$ 220.5	$ 43.4	$ —	$ 282.6

On September 30, 2010, we announced our decision to exit the group medical insurance business. This event constituted a substantive change in circumstances that would more likely than not reduce the fair value of our group medical insurance reporting unit below its carrying amount. Accordingly, we performed an interim goodwill impairment test as of September 30, 2010. As a result of the shortened period of projected cash flows, we determined that the goodwill related to this reporting unit within our Corporate operating segment was impaired and it was written down to a value of zero. We recorded a $43.6 million pre-tax impairment loss as an operating expense in the consolidated statements of operations during the year ended December 31, 2010.

Finite Lived Intangible Assets

Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2011			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Total finite lived intangible assets	$ 96.8	$ 34.3	$ 62.5	$ 74.8	$ 29.6	$ 45.2

165

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

3.  Goodwill and Other Intangible Assets — (continued)

During 2010, we recorded a $1.6 million pre-tax impairment loss as an operating expense related to finite lived intangible assets with a gross carrying amount of $5.5 million and $3.9 million of accumulated amortization at the time of impairment resulting from our decision to exit the group medical insurance business. We had no significant impairments in 2011 and 2009. The amortization expense for intangible assets with finite useful lives was $4.7 million, $4.5 million and $6.0 million for 2011, 2010 and 2009, respectively. At December 31, 2011, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2012	$ 9.7
2013	9.3
2014	9.3
2015	7.9
2016	7.9

Indefinite Lived Intangible Assets

            The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2011 and 2010. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

4.  Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs we have relationships with.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

166

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

Collateralized Private Investment Vehicles

We invest in synthetic CDOs, collateralized bond obligations, collateralized loan obligations, collateralized commodity obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives, financial guarantees and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for certain of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Hedge Funds

We are a general partner with an insignificant equity ownership in various hedge funds. These entities are deemed VIEs due to the equity owners not having decision-making ability. We have determined we are the primary beneficiary of these entities due to our control through our management relationship, related party ownership and our fee structure in certain of these funds.

167

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

	Grantor trusts	Collateralized private investment vehicles	CMBS	Hedge funds (2)	Total
	(in millions)
December 31, 2011
Fixed maturities, available‑for‑sale	$ 199.2	$ 15.0	$ —	$ —	$ 214.2
Fixed maturities, trading	—	132.4	—	—	132.4
Equity securities, trading	—	—	—	207.6	207.6
Other investments	—	—	97.5	0.3	97.8
Cash and cash equivalents	—	—	—	317.7	317.7
Accrued investment income	1.2	0.1	0.6	—	1.9
Premiums due and other receivables	—	—	—	39.1	39.1
Total assets	$ 200.4	$ 147.5	$ 98.1	$ 564.7	$ 1,010.7
Deferred income taxes	$ 2.2	$ —	$ —	$ —	$ 2.2
Other liabilities (1)	136.9	143.8	64.5	220.0	565.2
Total liabilities	$ 139.1	$ 143.8	$ 64.5	$ 220.0	$ 567.4
December 31, 2010
Fixed maturities, available‑for‑sale	$ 243.1	$ 14.8	$ —	$ —	$ 257.9
Fixed maturities, trading	—	131.4	—	—	131.4
Equity securities, trading	—	—	—	158.6	158.6
Other investments	—	—	128.4	0.3	128.7
Cash and cash equivalents	—	55.0	—	45.0	100.0
Accrued investment income	0.7	0.1	0.8	—	1.6
Premiums due and other receivables	—	1.6	—	13.9	15.5
Total assets	$ 243.8	$ 202.9	$ 129.2	$ 217.8	$ 793.7
Deferred income taxes	$ 2.4	$ —	$ —	$ —	$ 2.4
Other liabilities (1)	135.8	132.6	94.1	71.1	433.6
Total liabilities	$ 138.2	$ 132.6	$ 94.1	$ 71.1	$ 436.0

(1)   Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; collateralized private investment vehicles include derivative liabilities, financial guarantees and obligation to redeem notes at maturity or termination of the trust; CMBS includes obligation to the bondholders; and hedge funds include liabilities to securities brokers.

(2)     The consolidated statements of financial position included a $343.6 million and $145.9 million noncontrolling interest for hedge funds as of December 31, 2011 and December 31, 2010, respectively.

We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2011 and 2010.

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in any of the entities within these categories of investments.

168

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships, some of which are classified as VIEs. The partnership returns are in the form of return of capital, interest income or income tax credits. These entities are classified as VIEs as the general partner does not have an equity investment at risk in the entity. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entity.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

	Asset carrying value	Maximum exposure to loss (1)
	(in millions)
December 31, 2011
Fixed maturities, available-for-sale:
Corporate	$ 544.0	$ 392.6
Residential mortgage-backed pass-through securities	3,315.7	3,130.8
Commercial mortgage-backed securities	3,413.7	3,894.3
Collateralized debt obligations	338.8	399.7
Other debt obligations	3,570.2	3,606.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	105.6	105.6
Commercial mortgage-backed securities	3.6	3.6
Collateralized debt obligations	51.4	51.4
Other debt obligations	49.7	49.7
Other investments:
Other limited partnership interests	76.3	76.3

December 31, 2010
Fixed maturities, available-for-sale:
Corporate	$ 429.0	$ 367.7
Residential mortgage-backed pass-through securities	3,164.0	3,047.9
Commercial mortgage-backed securities	3,842.2	4,424.9
Collateralized debt obligations	293.0	380.5
Other debt obligations	3,114.1	3,184.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	130.3	130.3
Commercial mortgage-backed securities	5.1	5.1
Collateralized debt obligations	87.2	87.2
Other debt obligations	88.9	88.9
Other investments:
Other limited partnership interests	19.0	19.0
•

(1)   Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our initial investment measured at fair value for our fixed maturities, trading.

169

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance-based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.

5.  Investments

Fixed Maturities and Equity Securities

            The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other-than-temporary impairments in AOCI (1)	Fair value
	(in millions)
December 31, 2011
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 722.3	$ 30.8	$ —	$ —	$ 753.1
Non‑U.S. governments	580.7	96.3	0.8	—	676.2
States and political subdivisions	2,670.0	218.2	5.5	—	2,882.7
Corporate	29,437.2	2,155.6	648.9	17.0	30,926.9
Residential mortgage-backed pass-through securities	3,130.8	185.6	0.7	—	3,315.7
Commercial mortgage-backed securities	3,894.3	117.0	429.4	168.2	3,413.7
Collateralized debt obligations	399.7	1.9	55.8	7.0	338.8
Other debt obligations	3,606.9	100.3	47.0	90.0	3,570.2
Total fixed maturities, available‑for‑sale	$ 44,441.9	$ 2,905.7	$ 1,188.1	$ 282.2	$ 45,877.3
Total equity securities, available‑for‑sale	$ 72.8	$ 7.2	$ 6.5		$ 73.5
December 31, 2010
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 529.1	$ 20.7	$ 0.1	$ —	$ 549.7
Non‑U.S. governments	389.3	34.9	—	—	424.2
States and political subdivisions	2,615.0	64.7	23.3	—	2,656.4
Corporate	29,917.7	1,725.1	483.6	18.0	31,141.2
Residential mortgage-backed pass-through securities	3,047.9	122.0	5.9	—	3,164.0
Commercial mortgage-backed securities	4,424.9	118.0	506.1	194.6	3,842.2
Collateralized debt obligations	380.5	1.7	51.8	37.4	293.0
Other debt obligations	3,184.9	53.7	40.0	84.5	3,114.1
Total fixed maturities, available‑for‑sale	$ 44,489.3	$ 2,140.8	$ 1,110.8	$ 334.5	$ 45,184.8
Total equity securities, available‑for‑sale	$ 177.3	$ 6.8	$ 18.2		$ 165.9
•

(1) Excludes $28.9 million and $58.6 million as of December 31, 2011 and 2010, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date.

170

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

            The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2011, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$ 2,960.2	$ 2,998.6
Due after one year through five years	12,961.8	13,390.0
Due after five years through ten years	8,903.5	9,578.6
Due after ten years	8,584.7	9,271.7
Subtotal	33,410.2	35,238.9
Mortgage‑backed and other asset‑backed securities	11,031.7	10,638.4
Total	$ 44,441.9	$ 45,877.3

            Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

            Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale	$ 2,342.1	$ 2,500.1	$ 2,587.0
Fixed maturities, trading	19.4	21.1	29.8
Equity securities, available‑for‑sale	10.4	11.4	16.8
Equity securities, trading	1.3	0.7	0.3
Mortgage loans	593.8	630.2	675.3
Real estate	73.4	57.1	35.8
Policy loans	51.7	54.9	57.0
Cash and cash equivalents	5.6	4.8	9.1
Derivatives	(156.7)	(153.2)	(128.3)
Other	57.9	47.1	15.9
Total	2,998.9	3,174.2	3,298.7
Investment expenses	(80.9)	(88.4)	(110.5)
Net investment income	$ 2,918.0	$ 3,085.8	$ 3,188.2

171

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Net Realized Capital Gains and Losses

            The major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale:
Gross gains	$ 23.0	$ 56.9	$ 109.0
Gross losses	(147.5)	(339.5)	(701.9)
Other-than-temporary impairment losses reclassified to (from) OCI	(52.3)	56.1	260.9
Hedging, net	130.5	142.2	(229.1)
Fixed maturities, trading	(9.5)	7.4	50.8
Equity securities, available‑for‑sale:
Gross gains	2.3	8.8	26.3
Gross losses	(6.4)	(3.2)	(46.2)
Equity securities, trading	19.8	24.2	37.3
Mortgage loans	(42.8)	(150.7)	(153.1)
Derivatives	(159.5)	(142.0)	230.1
Other	143.7	51.4	(29.4)
Net realized capital losses	$ (98.7)	$ (288.4)	$ (445.3)

            Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $0.6 billion, $1.4 billion and $3.0 billion in 2011, 2010 and 2009, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit or interest-related impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

172

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale	$ (134.5)	$ (300.8)	$ (692.2)
Equity securities, available‑for‑sale	(3.8)	3.7	(20.2)
Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities	(138.3)	(297.1)	(712.4)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified to (from) OCI (1)	(52.3)	56.1	260.9
Net impairment losses on available-for-sale securities	$ (190.6)	$ (241.0)	$ (451.5)
•

(1)     Represents the net impact of (1) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (2) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

173

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Beginning balance	$ (325.7)	$ (204.7)	$ (18.5)
Credit losses for which an other-than-temporary impairment was not previously recognized	(31.0)	(112.4)	(168.5)
Credit losses for which an other-than-temporary impairment was previously recognized	(135.6)	(109.7)	(52.7)
Reduction for credit losses previously recognized on fixed maturities now sold or intended to be sold	68.2	53.2	33.4
Reduction for credit losses previously recognized on fixed maturities reclassified to trading (1)	—	44.4	—
Net reduction (increase) for positive changes in cash flows expected to be collected and amortization (2)	(3.9)	3.5	1.6
Ending balance	$ (428.0)	$ (325.7)	$ (204.7)
•

(1)     Fixed maturities previously classified as available-for-sale have been reclassified to trading as a result of electing the fair value option upon adoption of accounting guidance related to the evaluation of credit derivatives embedded in beneficial interests in securitized financial assets.

(2)     Amounts are recognized in net investment income.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

            For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2011
	Less than twelve months		Greater than or equal to twelve months		Total
	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses
	(in millions)
Fixed maturities, available‑for‑sale:
Non‑U.S. governments	$ 39.9	$ 0.8	$ —	$ —	$ 39.9	$ 0.8
States and political subdivisions	5.7	0.1	51.7	5.4	57.4	5.5
Corporate	3,026.5	124.5	2,340.3	541.4	5,366.8	665.9
Residential mortgage-backed pass-through securities	77.8	0.5	3.7	0.2	81.5	0.7
Commercial mortgage-backed securities	608.4	57.3	858.9	540.3	1,467.3	597.6
Collateralized debt obligations	107.2	2.5	204.4	60.3	311.6	62.8
Other debt obligations	708.1	13.0	508.1	124.0	1,216.2	137.0
Total fixed maturities, available‑for‑sale	$ 4,573.6	$ 198.7	$ 3,967.1	$ 1,271.6	$ 8,540.7	$ 1,470.3
Total equity securities, available‑for‑sale	$ 14.3	$ 3.2	$ 15.6	$ 3.3	$ 29.9	$ 6.5

174

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

            Our consolidated portfolio consists of fixed maturities where 76% were investment grade (rated AAA through BBB-) with an average price of 85 (carrying value/amortized cost) at December 31, 2011.  Gross unrealized losses in our fixed maturities portfolio increased slightly during the year ended December 31, 2011, due to a widening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

            For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 477 securities with a carrying value of $4,573.6 million and unrealized losses of $198.7 million reflecting an average price of 96 at December 31, 2011. Of this portfolio, 86% was investment grade (rated AAA through BBB-) at December 31, 2011, with associated unrealized losses of $128.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 628 securities with a carrying value of $3,967.1 million and unrealized losses of $1,271.6 million. The average rating of this portfolio was BBB with an average price of 76 at December 31, 2011. Of the $1,271.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $540.3 million in unrealized losses with an average price of 61 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $541.4 million within the corporate sector at December 31, 2011. The average price of the corporate sector was 81 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2011.

	December 31, 2010
	Less than twelve months		Greater than or equal to twelve months		Total
	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses
	(in millions)
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 14.9	$ 0.1	$ —	$ —	$ 14.9	$ 0.1
States and political subdivisions	771.0	18.4	44.2	4.9	815.2	23.3
Corporate	2,189.5	57.5	3,759.9	444.1	5,949.4	501.6
Residential mortgage-backed securities	384.9	5.9	—	—	384.9	5.9
Commercial mortgage-backed securities	340.1	4.9	1,186.4	695.8	1,526.5	700.7
Collateralized debt obligations	10.4	0.5	233.0	88.7	243.4	89.2
Other debt obligations	401.5	8.4	578.4	116.1	979.9	124.5
Total fixed maturities, available‑for‑sale	$ 4,112.3	$ 95.7	$ 5,801.9	$ 1,349.6	$ 9,914.2	$ 1,445.3
Total equity securities, available‑for‑sale	$ 47.3	$ 7.2	$ 77.0	$ 11.0	$ 124.3	$ 18.2

            Our consolidated portfolio consists of fixed maturities where 77% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) at December 31, 2010. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2010, due to a decline in interest rates and a tightening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

175

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

            For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 534 securities with a carrying value of $4,112.3 million and unrealized losses of $95.7 million reflecting an average price of 98 at December 31, 2010. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2010, with associated unrealized losses of $88.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 773 securities with a carrying value of $5,801.9 million and unrealized losses of $1,349.6 million. The average rating of this portfolio was BBB with an average price of 81 at December 31, 2010. Of the $1,349.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $695.8 million in unrealized losses with an average price of 63 and an average credit rating of BBB. The remaining unrealized losses consist primarily of $444.1 million within the corporate sector at December 31, 2010. The average price of the corporate sector was 89 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2010.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

            The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder liabilities and applicable income taxes was as follows:

	December 31,
	2011	2010
	(in millions)
Net unrealized gains on fixed maturities, available‑for‑sale (1)	$ 1,717.6	$ 957.2
Noncredit component of impairment losses on fixed maturities, available-for-sale	(282.2)	(334.5)
Net unrealized gains (losses) on equity securities, available‑for‑sale	0.7	(11.4)
Adjustments for assumed changes in amortization patterns	(454.2)	(273.8)
Adjustments for assumed changes in policyholder liabilities	(278.0)	—
Net unrealized gains on derivative instruments	176.8	122.4
Net unrealized gains on equity method subsidiaries and noncontrolling interest adjustments	88.5	74.9
Provision for deferred income taxes	(342.3)	(186.3)
Effects of implementation of accounting change related to variable interest entities, net	—	10.7
Effects of electing fair value option for fixed maturities upon implementation of accounting changes related to embedded credit derivatives, net	—	25.4
Net unrealized gains on available‑for‑sale securities and derivative instruments	$ 626.9	$ 384.6
•

(1)   Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

176

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Mortgage Loans

            Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31,
	2011	2010
	(in millions)

Commercial mortgage loans	$ 9,450.8	$ 9,680.2
Residential mortgage loans	782.0	915.2
Total amortized cost	10,232.8	10,595.4

Valuation allowance	(100.8)	(118.3)
Total carrying value	$ 10,132.0	$ 10,477.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We sold $34.1 million of commercial mortgage loans during the year ended December 31, 2010. We did not purchase or sell mortgage loans during the year ended December 31, 2011.

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on fully or near fully leased properties. Commercial mortgage loans represent a primary area of credit risk exposure.

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2011		December 31, 2010
	Amortized cost	Percent of total	Amortized cost	Percent of total
	($ in millions)
Geographic distribution
New England	$ 454.0	4.8%	$ 430.3	4.4%
Middle Atlantic	1,744.4	18.5	1,648.4	17.0
East North Central	774.8	8.2	841.1	8.7
West North Central	407.8	4.3	466.7	4.8
South Atlantic	2,099.8	22.2	2,358.1	24.4
East South Central	231.8	2.4	231.5	2.4
West South Central	648.6	6.9	548.6	5.7
Mountain	643.2	6.8	691.0	7.1
Pacific	2,446.4	25.9	2,464.5	25.5
Total	$ 9,450.8	100.0%	$ 9,680.2	100.0%
Property type distribution
Office	$ 2,753.8	29.1%	$ 2,886.2	29.8%
Retail	2,580.2	27.3	2,503.0	25.9
Industrial	2,070.7	21.9	2,334.5	24.1
Apartments	1,242.9	13.2	1,138.1	11.8
Hotel	467.7	4.9	471.8	4.9
Mixed use/other	335.5	3.6	346.6	3.5
Total	$ 9,450.8	100.0%	$ 9,680.2	100.0%
177

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $611.0 million and $719.3 million and first lien mortgages with an amortized cost of $171.0 million and $195.9 million as of December 31, 2011 and 2010, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2011
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$ 5,680.0	$ 308.6	$ 5,988.6
BBB+ thru BBB-	2,105.7	238.8	2,344.5
BB+ thru BB-	403.7	16.4	420.1
B+ and below	691.8	5.8	697.6
Total	$ 8,881.2	$ 569.6	$ 9,450.8

	December 31, 2010
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$ 4,780.1	$ 324.7	$ 5,104.8
BBB+ thru BBB-	2,629.5	249.5	2,879.0
BB+ thru BB-	726.1	38.5	764.6
B+ and below	927.9	3.9	931.8
Total	$ 9,063.6	$ 616.6	$ 9,680.2

178

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Our performing and non-performing residential mortgage loans were as follows:

December 31, 2011
	Home equity	First liens	Total
(in millions)
Performing	$ 597.8	$ 160.1	$ 757.9
Nonperforming	13.2	10.9	24.1
Total	$ 611.0	$ 171.0	$ 782.0

December 31, 2010
	Home equity	First liens	Total
(in millions)
Performing	$ 705.0	$ 186.2	$ 891.2
Nonperforming	14.3	9.7	24.0
Total	$ 719.3	$ 195.9	$ 915.2

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

            Mortgage loans on non-accrual status were as follows:

	December 31, 2011	December 31, 2010
	(in millions)
Commercial:
Brick and mortar	$ 46.8	$ 67.1
Residential:
Home equity	13.2	14.3
First liens	10.8	9.7
Total	$ 70.8	$ 91.1

179

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

The aging of mortgage loans and mortgage loans that were 90 days or more past due and still accruing interest were as follows:

	December 31, 2011
	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$ 61.4	$ 4.4	$ 22.5	$ 88.3	$ 8,792.9	$ 8,881.2
Commercial-CTL	—	—	—	—	569.6	569.6
Residential-home equity	7.8	2.6	6.2	16.6	594.4	611.0
Residential-first liens	1.3	1.3	9.8	12.4	158.6	171.0
Total	$ 70.5	$ 8.3	$ 38.5	$ 117.3	$ 10,115.5	$ 10,232.8

December 31, 2010
	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$ —	$ 22.5	$ 9.1	$ 31.6	$ 9,032.0	$ 9,063.6
Commercial-CTL	—	—	—	—	616.6	616.6
Residential-home equity	9.3	4.5	9.2	23.0	696.3	719.3
Residential-first liens	1.5	2.0	7.0	10.5	185.4	195.9
Total	$ 10.8	$ 29.0	$ 25.3	$ 65.1	$ 10,530.3	$ 10,595.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of both December 31, 2011 and 2010.

Mortgage Loan Valuation Allowance

            We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

180

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

            The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

181

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
December 31, 2011
Beginning balance	$ 80.6	$ 37.7	$ 118.3
Provision	17.0	28.5	45.5
Charge-offs	(32.9)	(33.4)	(66.3)
Recoveries	0.1	3.2	3.3
Ending balance	$ 64.8	$ 36.0	$ 100.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$ 16.3	$ 2.4	$ 18.7
Collectively evaluated for impairment	48.5	33.6	82.1
Allowance ending balance	$ 64.8	$ 36.0	$ 100.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$ 114.0	$ 24.2	$ 138.2
Collectively evaluated for impairment	9,336.8	757.8	10,094.6
Loan ending balance	$ 9,450.8	$ 782.0	$ 10,232.8
December 31, 2010
Beginning balance	$ 132.5	$ 28.8	$ 161.3
Provision	54.1	97.5	151.6
Charge-offs	(106.0)	(89.7)	(195.7)
Recoveries	—	1.1	1.1
Ending balance	$ 80.6	$ 37.7	$ 118.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$ 9.1	$ 3.0	$ 12.1
Collectively evaluated for impairment	71.5	34.7	106.2
Allowance ending balance	$ 80.6	$ 37.7	$ 118.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$ 29.8	$ 16.1	$ 45.9
Collectively evaluated for impairment	9,650.4	899.1	10,549.5
Loan ending balance	$ 9,680.2	$ 915.2	$ 10,595.4
December 31, 2009
Beginning balance	$ 57.0	$ 12.1	$ 69.1
Provision	115.4	32.9	148.3
Charge-offs/recoveries	(39.9)	(16.2)	(56.1)
Ending balance	$ 132.5	$ 28.8	$ 161.3

182

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any,  and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in millions)
For the year ended December 31, 2011
With no related allowance recorded:
Commercial-brick and mortar	$ —	$ 0.3	$ —	$ 11.3	$ 0.9
Residential-first liens	4.4	4.2	—	4.4	—
With an allowance recorded:
Commercial-brick and mortar	114.0	114.0	16.3	79.0	1.0
Residential-home equity	14.5	14.2	1.9	12.6	0.8
Residential-first liens	5.3	5.3	0.5	5.6	0.2
Total:
Commercial	$ 114.0	$ 114.3	$ 16.3	$ 90.3	$ 1.9
Residential	$ 24.2	$ 23.7	$ 2.4	$ 22.6	$ 1.0
For the year ended December 31, 2010
With no related allowance recorded:
Commercial-brick and mortar	$ 22.5	$ 28.9	$ —	$ 13.4	$ 1.1
Residential-first liens	5.3	5.2	—	5.3	—
With an allowance recorded:
Commercial-brick and mortar	29.8	29.7	9.1	77.2	1.8
Residential-home equity	11.5	11.2	2.4	12.2	—
Residential-first liens	4.6	4.6	0.6	11.7	—
Total:
Commercial	$ 52.3	$ 58.6	$ 9.1	$ 90.6	$ 2.9
Residential	$ 21.4	$ 21.0	$ 3.0	$ 29.2	$ —
For the year ended December 31, 2009
Total:
Commercial	$ 120.7	$ 120.5	$ 43.8	$ 97.6	$ 0.3
Residential	$ 10.2	$ 14.7	$ 6.3	$ 12.5	$ —

183

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Mortgage Loan Modifications

            Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDR was modified to delay principal payments and to reduce or delay interest payments. For this TDR assessment, we have determined the loan rate is now considered below market based on current circumstances. The commercial mortgage loan modification resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the period. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the period:

	For the year ended December 31, 2011
	TDRs		TDRs in payment default
	Number of contracts	Recorded investment	Number of contracts	Recorded investment
		(in millions)		(in millions)
Commercial-brick and mortar	1	$ 4.4	1	$ 4.4
Residential-home equity	151	7.9	6	—
Residential-first liens	7	1.6	1	0.3
Total	159	$ 13.9	8	$ 4.7

The commercial mortgage loan that has been designated as a TDR has been previously reserved for in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted are reduced to the expected collectible amount.

Real Estate

            Depreciation expense on invested real estate was $41.4 million, $41.1 million and $41.7 million in 2011, 2010 and 2009, respectively. Accumulated depreciation was $361.8 million and $331.2 million as of December 31, 2011 and 2010, respectively.

184

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Other Investments

            Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

	December 31,
	2011	2010
	(in millions)
Total assets	$ 8,331.5	$ 6,366.8
Total liabilities	3,812.0	2,972.9
Total equity	$ 4,519.5	$ 3,393.9

Net investment in unconsolidated entities	$ 251.9	$ 77.4

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Total revenues	$ 2,106.1	$ 3,076.1	$ 2,594.8
Total expenses	1,723.3	2,782.7	2,770.2
Net income	377.4	269.8	129.4

Our share of net income of unconsolidated entities	34.0	28.9	2.5

Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

            We posted $1,469.5 million in fixed maturities, available-for-sale securities at December 31, 2011, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $1,683.2 million in commercial mortgage loans as of December 31, 2011, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position.

6. Derivative Financial Instruments

            Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

185

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk that we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We have entered into interest rate collars whereby we receive amounts if a specified market rate falls below a floor strike interest rate, and we pay if a specified market rate exceeds a cap strike interest rate. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

186

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Foreign Exchange Contracts

Foreign currency risk is the risk that we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We may sell an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use total return swaps where the reference asset is an equity index to hedge our portfolio from potential credit losses.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, at the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

187

188

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We sell investment-type insurance contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. We economically hedge the risk associated with these investment-type insurance contracts.

We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.

Exposure

            Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

            Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

189

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

We posted $502.4 million and $376.8 million in cash and securities under collateral arrangements as of December 31, 2011 and 2010, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2011 and 2010, was $1,483.7 million and $1,262.0 million, respectively. With respect to these derivatives, we posted collateral of $502.4 million and $376.8 million as of December 31, 2011 and 2010, respectively, in the normal course of business, which reflects netting under derivative credit support annex agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2011, we would be required to post an additional $48.0 million of collateral to our counterparties.

As of December 31, 2011 and 2010, we had received $225.5 million and $233.1 million, respectively, of cash collateral associated with our derivative credit support annex agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

190

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2011	December 31, 2010
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
.. Interest rate swaps	$ 19,488.3	$ 19,803.0
Futures	484.2	0.8
.. Interest rate collars	500.0	500.0
.. Swaptions	68.5	68.5
Foreign exchange contracts:
.. Foreign currency swaps	3,844.3	4,553.9
Equity contracts:
.. Options	1,608.4	997.5
.. Futures	270.3	—
.. Total return swaps	15.0	—
Credit contracts:
.. Credit default swaps	1,374.3	1,482.4
Other contracts:
.. Embedded derivative financial instruments	4,394.3	3,478.2
Total notional amounts at end of period	$ 32,047.6	$ 30,884.3

Credit exposure of derivative instruments
Interest rate contracts:
.. Interest rate swaps	$ 752.2	$ 607.1
.. Interest rate collars	38.5	1.7
.. Swaptions	—	0.1
Foreign exchange contracts:
.. Foreign currency swaps	305.5	471.8
Equity contracts:
.. Options	120.3	64.9
Credit contracts:
.. Credit default swaps	12.8	6.7
Total gross credit exposure	1,229.3	1,152.3
Less: collateral received	225.5	233.1
Net credit exposure	$ 1,003.8	$ 919.2

191

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$ 0.2	$ 66.6	$ 500.9	$ 405.4
Foreign exchange contracts	267.2	390.8	158.4	142.5
Total derivatives designated as hedging instruments	$ 267.4	$ 457.4	$ 659.3	$ 547.9

Derivatives not designated as hedging instruments
Interest rate contracts	$ 731.0	$ 488.4	$ 651.3	$ 459.5
Foreign exchange contracts	23.9	41.1	35.1	60.3
Equity contracts	120.3	64.9	1.0	31.7
Credit contracts	12.8	6.7	169.5	171.7
Other contracts	—	—	312.0	131.8
Total derivatives not designated as hedging instruments	$ 888.0	$ 601.1	$ 1,168.9	$ 855.0

Total derivative instruments	$ 1,155.4	$ 1,058.5	$ 1,828.2	$ 1,402.9
•

(1)     The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.

(2)     The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a net (asset) liability fair value of $171.8  million and $(7.4) million as of December 31, 2011 and December 31, 2010, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $20.0 million and $10.0 million as of December 31, 2011 and 2010, respectively. These purchased credit derivative transactions had a net asset (liability) fair value of zero and $(0.8) million as of December 31, 2011 and 2010, respectively. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

192

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2011
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AA	$ 85.0	$ (1.0)	$ 85.0	4.0
A	483.0	(1.4)	483.0	2.5
BBB	110.0	(0.3)	110.0	1.7
CCC	10.0	(0.1)	10.0	0.2
Structured finance
C	10.0	(8.9)	10.0	10.1
Near default	12.9	(12.8)	12.9	1.2
Total single name credit default swaps	710.9	(24.5)	710.9	2.6

Basket and index credit default swaps
Corporate debt
CCC	132.4	(104.7)	132.4	5.2
CC	15.0	(14.8)	15.0	1.0
Government/municipalities
A	40.0	(10.5)	40.0	4.4
Structured finance
BBB	25.0	(11.0)	25.0	5.5
Total basket and index credit default swaps	212.4	(141.0)	212.4	4.8
Total credit default swap protection sold	$ 923.3	$ (165.5)	$ 923.3	3.1

193

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

	December 31, 2010
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AA	$ 135.0	$ (0.5)	$ 135.0	3.9
A	564.0	0.9	564.0	2.9
BBB	150.0	0.3	150.0	1.1
Structured finance
B	25.9	(20.0)	25.9	5.9
CCC	22.0	(18.4)	22.0	9.4
Total single name credit default swaps	896.9	(37.7)	896.9	3.0

Basket and index credit default swaps
Corporate debt
A	6.0	—	6.0	1.0
CCC	125.0	(103.0)	125.0	6.2
CC	15.0	(8.5)	15.0	2.0
Government/municipalities
A	40.0	(11.2)	40.0	5.4
Structured finance
AA	20.0	(2.0)	20.0	4.4
BBB	5.0	(0.3)	5.0	14.9
Total basket and index credit default swaps	211.0	(125.0)	211.0	5.6
Total credit default swap protection sold	$ 1,107.9	$ (162.7)	$ 1,107.9	3.5

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

194

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

	December 31, 2011
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
BB	$ 14.7	$ 14.7	5.0
CCC	25.0	20.8	1.5
CC	3.7	0.7	4.0
Total corporate debt	43.4	36.2	2.9
Structured finance
AA	9.3	9.3	6.4
BBB	27.4	24.5	4.5
BB	15.0	13.9	2.5
B	11.2	11.2	5.4
CCC	3.5	3.6	4.8
CC	0.7	0.7	5.3
C	0.2	0.1	8.2
Near default	0.2	0.2	4.7
Total structured finance	67.5	63.5	4.5
Total fixed maturities with credit derivatives	$ 110.9	$ 99.7	3.9

	December 31, 2010
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
BB	$ 18.1	$ 18.1	6.0
CCC	50.0	46.2	2.1
CC	12.1	1.6	4.9
Total corporate debt	80.2	65.9	3.4
Structured finance
AA	5.2	5.2	5.8
BBB	26.8	23.1	5.5
BB	15.5	15.0	3.7
B	10.5	10.5	6.4
CCC	9.2	8.7	5.9
C	13.5	5.8	12.8
Total structured finance	80.7	68.3	6.6
Total fixed maturities with credit derivatives	$ 160.9	$ 134.2	5.0

195

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Fair Value Hedges

            We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

            We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We also sell callable investment-type insurance contracts and use cancellable interest rate swaps to hedge the changes in fair value of the callable feature.

            The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

Derivatives in fair value hedging	Amount of gain (loss) recognized in net income on derivatives for the year ended December 31, (1)			Hedged items in fair value	Amount of gain (loss) recognized in net income on related hedged item for the year ended December 31, (1)
relationships	2011	2010	2009	hedging relationships	2011	2010	2009
	(in millions)				(in millions)
Interest rate contracts	$ (108.5)	$ (100.2)	$ 308.6	Fixed maturities, available-for-sale	$ 105.4	$ 106.4	$ (264.0)
Interest rate contracts	(2.2)	(19.2)	(30.8)	Investment-type insurance contracts	2.4	20.6	46.9
Foreign exchange contracts	1.1	6.9	4.8	Fixed maturities, available-for-sale	(1.3)	(5.6)	(6.0)
Foreign exchange contracts	(25.6)	(23.3)	82.4	Investment-type insurance contracts	25.7	18.1	(86.2)
Total	$ (135.2)	$ (135.8)	$ 365.0	Total	$ 132.2	$ 139.5	$ (309.3)
•

(1)     The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

196

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2011	2010	2009
	(in millions)
Fixed maturities, available-for-sale (1)	$ (158.9)	$ (161.9)	$ (143.5)
Investment-type insurance contracts (2)	44.0	76.3	106.2
•

(1)     Reported in net investment income on the consolidated statements of operations.

(2)     Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

            We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

            We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 8.5 years. At December 31, 2011, we had $135.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. No amounts were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, $40.4 million of gross unrealized losses were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows of a forecasted liability issuance were probable of not occurring.

197

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

Derivatives in cash flow hedging		Amount of gain (loss) recognized in AOCI on derivatives (effective portion) for the year ended December 31,			Location of gain (loss) reclassified from AOCI into net income	Amount of gain (loss) reclassified from AOCI on derivatives (effective portion) for the year ended December 31,
relationships	Related hedged item	2011	2010	2009	(effective portion)	2011	2010	2009
		(in millions)				(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$ 107.1	$ (18.1)	$ (124.4)	Net investment income	$ 7.2	$ 7.1	$ 4.8
					Net realized capital gains (losses)	(0.2)	8.0	—
Interest rate contracts	Investment-type insurance contracts	(1.0)	18.4	112.3	Benefits, claims and settlement expenses	(0.8)	(0.8)	(0.8)
Foreign exchange contracts	Fixed maturities, available-for-sale	29.9	136.7	(216.8)	Net realized capital gains (losses)	(20.4)	(41.6)	(15.5)
Foreign exchange contracts	Investment-type insurance contracts	12.8	(24.0)	126.7	Benefits, claims and settlement expenses	(1.7)	(6.1)	(5.6)
					Net realized capital gains (losses)	—	(0.7)	(4.3)
Total		$ 148.8	$ 113.0	$ (102.2)	Total	$ (15.9)	$ (34.1)	$ (21.4)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2011	2010	2009
	(in millions)
Fixed maturities, available-for-sale (1)	$ 9.3	$ 11.1	$ 16.9
Investment-type insurance contracts (2)	(13.1)	(12.5)	(20.0)
•

(1)     Reported in net investment income on the consolidated statements of operations.

(2)     Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net loss resulting from the ineffective portion of interest rate contracts in cash flow hedging relationships was zero for the years ended December 31, 2011, 2010 and 2009. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.5 million, $0.9 million and $2.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

We expect to reclassify net gains of $3.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net deferred losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

198

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Derivatives Not Designated as Hedging Instruments

            Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the fair value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. Gains and losses on certain derivatives used in relation to certain trading portfolios are reported in net investment income on the consolidated statements of operations.

The following tables show the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in net income on derivatives for the year ended December 31,
Derivatives not designated as hedging instruments	2011	2010	2009
	(in millions)
Interest rate contracts	$ 133.7	$ 45.3	$ (58.8)
Foreign exchange contracts	(22.9)	(79.6)	68.3
Equity contracts	55.3	(24.0)	(107.7)
Credit contracts	(10.9)	5.3	61.7
Other contracts (1)	(190.4)	(1.2)	7.8
Total	$ (35.2)	$ (54.2)	$ (28.7)
•

(1)     The increase in the loss recognized in net income primarily relates to the change in fair value of the GMWB embedded derivative that is primarily related to market risk impacts (including spread reflecting improvement in our own creditworthiness).

7.  Closed Block

            In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

            Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

199

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7.  Closed Block — (continued)

            A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

            If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2011 and 2010, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $3.1 million as of December 31, 2011. We had no PDO liability as of December 31, 2010.

            Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31,
	2011	2010
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$ 4,829.6	$ 5,003.1
Other policyholder funds	20.6	21.7
Policyholder dividends payable	283.2	294.2
Policyholder dividends obligation	3.1	—
Other liabilities	35.9	79.2
Total Closed Block liabilities	5,172.4	5,398.2
Assets designated to the Closed Block
Fixed maturities, available‑for‑sale	2,744.7	2,833.7
Fixed maturities, trading	23.2	29.5
Equity securities, available‑for‑sale	6.1	11.2
Mortgage loans	691.0	677.9
Policy loans	697.7	725.4
Other investments	172.5	163.5
Total investments	4,335.2	4,441.2
Cash and cash equivalents	3.0	—
Accrued investment income	59.6	64.3
Premiums due and other receivables	13.8	17.9
Deferred income tax asset	42.0	60.2
Total assets designated to the Closed Block	4,453.6	4,583.6
Excess of Closed Block liabilities over assets designated to the Closed Block	718.8	814.6
Amounts included in accumulated other comprehensive income	68.2	33.0
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 787.0	$ 847.6

200

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7.  Closed Block — (continued)

            Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Revenues
Premiums and other considerations	$ 428.8	$ 459.3	$ 508.6
Net investment income	238.2	257.6	268.6
Net realized capital gains (losses)	7.9	1.8	(23.5)
Total revenues	674.9	718.7	753.7
Expenses
Benefits, claims and settlement expenses	370.7	385.5	422.1
Dividends to policyholders	204.2	215.1	235.9
Operating expenses	2.9	6.4	6.8
Total expenses	577.8	607.0	664.8
Closed Block revenues, net of Closed Block expenses, before income taxes	97.1	111.7	88.9
Income taxes	31.2	36.2	28.1
Closed Block revenues, net of Closed Block expenses and income taxes	65.9	75.5	60.8
Funding adjustment charges	(5.3)	(9.6)	(6.6)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustment charges	$ 60.6	$ 65.9	$ 54.2

            The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Beginning of year	$ 847.6	$ 913.5	$ 967.7
End of year	787.0	847.6	913.5
Change in maximum future earnings	$ (60.6)	$ (65.9)	$ (54.2)

            We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8.  Deferred Policy Acquisition Costs

            Policy acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Balance at beginning of year	$ 3,258.8	$ 3,454.8	$ 3,970.1
Cost deferred during the year	482.7	461.1	454.3
Amortized to expense during the year (1)	(541.7)	(201.6)	(93.9)
Adjustment related to unrealized gains on available-for-sale securities and derivative instruments	(165.3)	(455.5)	(875.7)
Balance at end of year	$ 3,034.5	$ 3,258.8	$ 3,454.8
•

 (1)  Includes adjustments for revisions to estimated gross profits.

201

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

9.  Insurance Liabilities

Contractholder Funds

            Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2011	2010
	(in millions)
Liabilities for investment‑type insurance contracts:
GICs	$ 11,355.0	$ 10,013.6
Funding agreements	8,850.1	10,226.9
Other investment‑type insurance contracts	765.7	758.6
Total liabilities for investment‑type insurance contracts	20,970.8	20,999.1
Liabilities for individual annuities	11,608.1	11,718.7
Universal life and other reserves	4,510.8	4,374.3
Total contractholder funds	$ 37,089.7	$ 37,092.1

            Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

            Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

            We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2011 and 2010, $1,377.2 million and $2,055.4 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2011 and 2010, $1,305.7 million and $1,340.0 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

            In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2011 and 2010, $2,205.0 million and $2,224.7 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

202

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

9.  Insurance Liabilities — (continued)

            Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the SEC. As of December 31, 2011 and 2010, $2,452.5 million and $3,597.8 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $2.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2011, $250.2 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

We had no medium term note issuances in 2009 and 2010.

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Balance at beginning of year	$ 1,061.8	$ 1,025.6	$ 991.8
Incurred:
Current year	1,074.0	1,611.9	1,888.3
Prior years	(10.8)	11.1	(33.4)
Total incurred	1,063.2	1,623.0	1,854.9
Payments:
Current year	820.8	1,269.4	1,507.1
Prior years	297.3	317.4	314.0
Total payments	1,118.1	1,586.8	1,821.1
Balance at end of year:
Current year	253.2	342.5	381.2
Prior years	753.7	719.3	644.4
Total balance at end of year	$ 1,006.9	$ 1,061.8	$ 1,025.6

Supplemental information:
Claim adjustment expense liabilities	$ 42.9	$ 42.7	$ 40.7
Reinsurance recoverables	1.1	1.6	3.7

            Incurred liability adjustments relating to prior years, which affected current operations during 2011, 2010 and 2009, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

203

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

10.  Debt

Short-Term Debt

            As of December 31, 2011 and 2010, we had credit facilities with various financial institutions in an aggregate amount of $624.0 million and $644.0 million, respectively. As of December 31, 2011 and 2010, we had $263.7 million and $294.4 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with zero assets pledged as support as of December 31, 2010. Interest paid on intercompany debt was $1.0 million, $1.3 million and $1.3 million during 2011, 2010 and 2009.

            The weighted‑average interest rate on short-term borrowings as of both December 31, 2011 and 2010, was 0.4%.

Long-Term Debt

            The components of long-term debt were as follows:

	December 31,
	2011	2010
	(in millions)
8% surplus notes payable, due 2044	$ 99.3	$ 99.3
Other mortgages and notes payable	20.6	21.1
Total long‑term debt	$ 119.9	$ 120.4

            The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

            On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2011, 2010 and 2009 was approved by the Commissioner, and charged to expense.

            Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2011, ranged from $5.6 million to $8.7 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding principal balances as of December 31, 2010, ranged from $5.8 million to $8.9 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $29.5 million and $29.6 million as of December 31, 2011 and 2010, respectively.

204

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

10.  Debt — (continued)

            At December 31, 2011, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2012	$ 0.4
2013	8.8
2014	6.0
2015	5.4
2016	—
Thereafter	99.3
Total future maturities of the long‑term debt	$ 119.9

11.  Income Taxes

Income Tax Expense

            Our income tax expense was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Current income taxes:
U.S. federal	$ 163.3	$ 120.0	$ 140.4
State and foreign	25.6	15.8	10.3
Total current income taxes	188.9	135.8	150.7
Deferred income taxes	66.9	(15.4)	(25.9)
Total income taxes	$ 255.8	$ 120.4	$ 124.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended December 31,
	2011	2010	2009
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(9)	(14)	(11)
Interest exclusion from taxable income	(3)	(4)	(4)
Impact of court ruling on some uncertain tax positions	6	—	—
Other	—	2	(1)
Effective income tax rate	29%	19%	19%

205

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes — (continued)

Unrecognized Tax Benefits

            A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2011	2010
	(in millions)
Balance at beginning of year	$ 53.0	$ 52.6
Additions based on tax positions related to the current year	1.5	1.6
Additions for tax positions of prior years	67.1	1.2
Reductions for tax positions related to the current year	(1.8)	(2.4)
Reductions for tax positions of prior years	(0.3)	—
Balance at end of year (1)	$ 119.5	$ 53.0
•

(1)     Of this amount, $81.0 million, if recognized, would reduce the 2011 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2011 and 2010, we had recognized $43.8 million and $23.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2011	2010
	(in millions)
Deferred income tax assets:
Insurance liabilities	$ 91.5	$ 253.9
Investments, including derivatives	659.2	622.0
Net operating and capital loss carryforwards	343.5	312.8
Postretirement benefits	497.1	320.9
Stock-based compensation	58.8	59.2
Other deferred income tax assets	29.0	0.1
Gross deferred income tax assets	1,679.1	1,568.9
Valuation allowance	—	(0.6)
Total deferred income tax assets	1,679.1	1,568.3
Deferred income tax liabilities:
Deferred policy acquisition costs	(985.0)	(1,012.7)
Investments, including derivatives	(488.9)	(425.7)
Net unrealized gains on available-for-sale securities and derivatives	(438.6)	(205.9)
Real estate	(103.3)	(115.6)
Intangible assets	(26.7)	(26.5)
Other deferred income tax liabilities	(27.7)	(49.7)
Total deferred income tax liabilities	(2,070.2)	(1,836.1)
Total net deferred income tax liabilities	$ (391.1)	$ (267.8)

No valuation allowance was provided on the deferred income tax asset attributable to the net unrealized losses on available-for-sale securities as of December 31, 2011.

206

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes — (continued)

Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2011	2010
	(in millions)
Deferred income tax liabilities:
U.S.	$ (387.4)	$ (262.6)
State	(3.7)	(5.2)
Total net deferred income tax liabilities	$ (391.1)	$ (267.8)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset is the net operating loss carryforward for tax purposes available to offset future taxable income. Domestic state net operating loss carryforwards were $282.7 million as of December 31, 2011, and will expire between 2015 and 2031. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. A valuation allowance has been recorded on income tax benefits associated with state net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Accumulated net operating losses of $931.5 million and $640.8 million at December 31, 2011 and 2010, respectively, are attributed to captive reinsurance companies that are temporarily excluded from our consolidated U.S. federal income tax return. These net operating losses will expire between 2021 and 2026. One of the captive reinsurance companies will join the consolidated U.S. federal income tax return in 2012, with the other in 2013. All accumulated net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the U.S. consolidated federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We had $261.7 million and $229.1 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2011 and 2010, respectively. We do not expect the litigation to be resolved within the next twelve months.

The IRS completed its examinations of tax years 2004 through 2005 and 2006 through 2008 during the second quarter of 2011 resulting in receipt of notices of deficiency dated April 6, 2011 and April 27, 2011, respectively. We paid the deficiencies (approximately $62.1 million for 2004 and 2005 and approximately $46.7 million for 2006 and 2008, including interest) in 2011 and will file claims for refund relating to disputed adjustments. The IRS commenced audit of the U.S. federal income tax return for 2009 during the fourth quarter of 2011 and indicated it will commence audit of 2010 during the first quarter of 2012 after completion of required training on Schedule UTP, the Uncertain Tax Provision Statement. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

207

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes — (continued)

The U.S. District Court for the Southern District of Iowa issued a decision in the case of Pritired 1, LLC (“Pritired”), and us v. United States on September 30, 2011. The court ruled that the securities Pritired held should be characterized as debt, not equity, and thus we were not entitled to foreign tax credits for the years 2002 and 2003. We, along with Pritired are seeking clarification from the court but have not yet decided whether to appeal this ruling. This ruling caused a re-evaluation of our uncertain tax positions and related interest accruals, which resulted in a $68.9 million reduction to net income in the third quarter of 2011.

We believe it is reasonably possible that the amount of our unrecognized tax benefits could decrease by $0.0 million to $28.5 million within the next twelve months. This uncertainty is associated with our investment in a transaction that gave rise to foreign tax credits. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

12.  Employee and Agent Benefits

We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

            We have defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

208

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

            Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.

Obligations and Funded Status

            The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

	Pension benefits		Other postretirement benefits
	December 31,		December 31,
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$ (1,933.8)	$ (1,797.4)	$ (162.6)	$ (360.1)
Service cost	(44.0)	(45.6)	(1.2)	(8.8)
Interest cost	(108.5)	(105.7)	(8.9)	(18.1)
Actuarial gain (loss)	(151.3)	(59.6)	2.6	62.5
Participant contributions	—	—	(6.4)	(6.0)
Benefits paid	73.6	70.2	13.9	15.3
Amount recognized due to special events	—	—	(0.4)	(0.2)
Plan amendment	—	—	—	153.6
Early retiree reinsurance program reimbursement	—	—	(1.2)	—
Other	5.6	4.3	(0.9)	(0.8)
Benefit obligation at end of year	$ (2,158.4)	$ (1,933.8)	$ (165.1)	$ (162.6)
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,417.7	$ 1,250.3	$ 471.7	$ 421.5
Actual return on plan assets	4.1	181.1	1.3	58.1
Employer contribution	80.8	56.5	1.1	1.4
Participant contributions	—	—	6.4	6.0
Benefits paid	(73.6)	(70.2)	(13.9)	(15.3)
Fair value of plan assets at end of year	$ 1,429.0	$ 1,417.7	$ 466.6	$ 471.7
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ 301.7	$ 309.4
Other liabilities	(729.4)	(516.1)	(0.2)	(0.3)
Total	$ (729.4)	$ (516.1)	$ 301.5	$ 309.1
Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial loss	$ 660.0	$ 469.7	$ 40.1	$ 10.2
Prior service benefit	(30.5)	(41.6)	(114.1)	(148.8)
Pre‑tax accumulated other comprehensive (income) loss	$ 629.5	$ 428.1	$ (74.0)	$ (138.6)

209

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            The accumulated benefit obligation for all defined benefit pension plans was $2,027.8 million and $1,811.7 million at December 31, 2011 and 2010, respectively.

            Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $281.2 million and $265.3 million as of December 31, 2011 and 2010, respectively.

Pension Plan Changes and Plan Gains/Losses

On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.

For the year ended December 31, 2011, the pension plans had a loss primarily due to a decrease in the discount rate and less than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2011. For the year ended December 31, 2010, the pension plans had a loss primarily due to a decrease in the discount rate and a change in the mortality assumption. The plans also had a gain resulting from greater than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2010.

Other Postretirement Plan Changes and Plan Gains/Losses

            On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2011, 2010 and 2009, the Medicare subsidies we received and accrued for were $0.9 million, $0.8 million and $0.8 million, respectively.

An actuarial gain occurred during 2011 for the other postretirement benefit plans. This was due to a decrease in the claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate. An actuarial gain occurred during 2010 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate.

210

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Impact of Amendment to Retiree Health Benefits

In September 2010, an amendment to retiree health benefits was announced. This amendment, which is effective for individuals retiring on or after January 1, 2011, resulted in a plan remeasurement as of September 30, 2010. Under this amendment, the company-paid subsidy for pre-Medicare-eligible coverage will be 40% and the cost of coverage for Medicare-eligible retirees (or their dependents) will no longer be subsidized. Prior to amendment, the subsidy calculation was complex and varied based on age and service with the company at the time of retirement. In addition to the changes for individuals retiring on or after January 1, 2011, the plan was simplified to a single consolidated plan design, the coordination with Medicare was changed for certain post-1984 retirees and the method for determining the premium equivalent rate was changed to be based solely on retiree experience. For the remeasurement of the retiree health benefits as of September 30, 2010, the assumptions used were a 5.40% discount rate to determine the benefit obligation; a 7.25% weighted-average expected long-term return on plan assets used to determine the net periodic benefit cost; and a health care cost initial trend rate of 9.5% pre-Medicare and 9.0% post-Medicare, decreasing to an ultimate rate of 5.0% in the year 2022. The plan amendment resulted in a $153.6 million reduction to the accumulated postretirement benefit obligation as of September 30, 2010. The plan amendment and remeasurement resulted in a $14.0 million reduction in the 2010 net periodic postretirement benefit cost, which was reflected in the fourth quarter of 2010.

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment associated with the pension and other postretirement benefits of the impacted employees. We have determined that the curtailment will result in a gain, which was recognized quarterly in our consolidated financial statements as impacted employees were terminated. In the fourth quarter of 2010, the curtailment gain recognized was $0.9 million for the pension benefits and $2.6 million for the other postretirement benefits from the accelerated recognition of the existing prior service benefits. Also in the fourth quarter of 2010, the recognition of terminations resulted in a $0.2 million increase in the accumulated postretirement benefit obligation resulting from losses associated with individuals who were retirement eligible at termination exceeding the gains associated with those individuals who were not retirement eligible at termination. For the year ended December 31, 2011, the curtailment gain recognized was $1.4 million for the pension benefits and $5.1 million for the other postretirement benefits, respectively, from the accelerated recognition of the existing prior service benefits.

Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets

            For 2011 and 2010, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2011	2010
	(in millions)
Projected benefit obligation	$ 2,158.4	$ 1,933.8
Accumulated benefit obligation	2,027.8	1,811.7
Fair value of plan assets	1,429.0	1,417.7

211

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation in Excess of Plan Assets

	December 31,
	2011	2010
	(in millions)
Accumulated postretirement benefit obligation	$ 1.5	$ 1.5
Fair value of plan assets	1.3	1.4

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service cost	$ 44.0	$ 45.6	$ 51.4	$ 1.2	$ 8.8	$ 11.3
Interest cost	108.5	105.7	100.8	8.9	18.1	19.7
Expected return on plan assets	(114.4)	(98.4)	(79.5)	(34.1)	(30.6)	(25.9)
Amortization of prior service benefit	(9.7)	(10.1)	(7.7)	(29.3)	(9.1)	(2.1)
Recognized net actuarial loss	65.7	67.6	92.6	0.4	4.1	9.3
Amount recognized due to special events	(1.4)	(0.9)	—	(5.1)	(2.6)	—
Net periodic benefit cost (income)	$ 92.7	$ 109.5	$ 157.6	$ (58.0)	$ (11.3)	$ 12.3

            The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

	Pension benefits		Other postretirement benefits
	For the year ended December 31,
	2011	2010	2011	2010
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$ 256.0	$ (27.5)	$ 30.6	$ (89.8)
Prior service benefit	—	—	—	(153.7)
Amortization of net loss	(65.7)	(67.6)	(0.7)	(4.1)
Amortization of prior service benefit	11.1	11.0	34.7	11.7
Total recognized in pre-tax accumulated other comprehensive (income) loss	$ 201.4	$ (84.1)	$ 64.6	$ (235.9)
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive (income) loss	$ 294.1	$ 25.4	$ 6.6	$ (247.2)

            Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2012 fiscal year are $90.8 million and $(9.4) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2012 fiscal year are $0.9 million and $(28.6) million, respectively.

212

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Assumptions

Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Pension benefits		Other postretirement benefits
	For the year ended December 31,
	2011	2010	2011	2010
Discount rate	5.15%	5.65%	5.15%	5.65%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

Weighted‑average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2011	2010	2009	2011	2010	2009
Discount rate	5.65%	6.00%	6.00%	5.65%	6.00%	6.00%
Expected long‑term return on plan assets	8.00%	8.00%	8.00%	7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

            For the pension benefits, the discount rate is determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

For other postretirement benefits, the 7.3% expected long-term return on plan assets for 2011 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2011	2010
Health care cost trend rate assumed for next year under age 65	9.5%	9.5%
Health care cost trend rate assumed for next year age 65 and over	9.0%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2023	2022

213

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage‑point change in assumed health care cost trend rates would have the following effects:

	1‑percentage‑ point increase	1‑percentage‑ point decrease
	(in millions)
Effect on total of service cost and interest cost components	$ 0.6	$ (0.6)
Effect on accumulated postretirement benefit obligation	(9.4)	8.2

Pension Plan and Other Postretirement Benefit Plan Assets

            Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•         Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a general account investment of ours.

Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. One separate account invests directly in commercial real estate properties. In 2010, this was categorized as Level 3, as the fund had restrictions on redemption of NAV at the measurement date. In 2011, the withdrawal limitations associated with this separate account were removed and the investments were being redeemed at NAV at the measurement date. Therefore, the fair value of the separate account is based on NAV and is considered a Level 2 asset in 2011.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

214

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Pension Plan Assets

The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 593.6	$ —	$ 593.6	$ —
U.S. small/mid cap equity portfolios (2)	139.0	—	139.0	—
International equity portfolios (3)	216.5	—	216.5	—
Fixed income security portfolios (4)	347.8	—	347.8	—
Real estate investment portfolios:
Real estate investment trusts (5)	37.4	—	37.4	—
Direct real estate investments (6)	94.7	—	94.7	—
Total	$ 1,429.0	$ —	$ 1,429.0	$ —

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 580.9	$ —	$ 580.9	$ —
U.S. small/mid cap equity portfolios (2)	143.5	—	143.5	—
International equity portfolios (3)	241.7	—	241.7	—
Fixed income security portfolios (4)	331.5	—	331.5	—
Real estate investment portfolios:
Real estate investment trusts (5)	35.4	—	35.4	—
Direct real estate investments (6)	84.7	—	—	84.7
Total	$ 1,417.7	$ —	$ 1,333.0	$ 84.7
•

(1)      The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(2)      The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)      The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)      The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(5)      The portfolio invests primarily in publicly traded securities of U.S. equity real estate investment trusts.

(6)      The portfolio invests primarily in U.S. commercial real estate properties.

215

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2011
	Beginning asset balance as of December 31, 2010	Actual return gains (losses) on plan assets		Purchases, sales and settlements		Transfers out of Level 3	Ending asset balance as of December 31, 2011
		Relating to assets still held at the reporting date	Relating to assets sold during the period		Transfers into Level 3
(in millions)
Asset category
Direct real estate investments	$ 84.7	$ 1.6	$ —	$ 1.0	$ —	$ (87.3)	$ —
Total	$ 84.7	$ 1.6	$ —	$ 1.0	$ —	$ (87.3)	$ —

For the year ended December 31, 2010
	Beginning asset balance as of December 31, 2009	Actual return gains (losses) on plan assets		Purchases, sales and settlements	Transfers in (out) of Level 3	Ending asset balance as of December 31, 2010
		Relating to assets still held at the reporting date	Relating to assets sold during the period
(in millions)
Asset category
Direct real estate investments	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7
Total	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7

            We have established an investment policy that provides the investment objectives and guidelines for the pension plan. Our investment strategy is to achieve the following:

•         Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•         Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•         Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

            In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

            According to our investment policy, the target asset allocation for the qualified plan is:

Asset category	Target allocation
U.S. equity portfolios	35% ‑ 60%
International equity portfolios	5% ‑ 20%
Fixed income security portfolios	20% ‑ 40%
Real estate investment portfolios	3% ‑ 10%

216

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Other Postretirement Benefit Plan Assets

            The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$ 1.8	$ 1.8	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	153.0	153.0	—	—
Principal Life general account investment (2)	42.5	—	—	42.5
U.S. equity portfolios (3)	225.3	184.1	41.2	—
International equity portfolios (4)	44.0	33.6	10.4	—
Total	$ 466.6	$ 372.5	$ 51.6	$ 42.5

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$ 1.3	$ 1.3	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	143.5	143.5	—	—
Principal Life general account investment (2)	44.5	—	—	44.5
U.S. equity portfolios (3)	232.2	190.0	42.2	—
International equity portfolios (4)	50.2	38.3	11.9	—
Total	$ 471.7	$ 373.1	$ 54.1	$ 44.5
•

(1)     The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)     The general account is invested in various fixed income securities.

(3)     The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)     The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

      As of December 31, 2011 and 2010, respectively, $51.6 million and $54.1 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

217

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2011
	Beginning asset balance as of December 31, 2010	Actual return gains (losses) on plan assets		Purchases, sales and settlements		Transfers out of Level 3	Ending asset balance as of December 31, 2011
		Relating to assets still held at the reporting date	Relating to assets sold during the period		Transfers into Level 3
(in millions)
Asset category
Principal Life general account investment	$ 44.5	$ 3.0	$ —	$ (5.0)	$ —	$ —	$ 42.5
Total	$ 44.5	$ 3.0	$ —	$ (5.0)	$ —	$ —	$ 42.5

For the year ended December 31, 2010
	Beginning asset balance as of December 31, 2009	Actual return gains (losses) on plan assets		Purchases, sales and settlements	Transfers in (out) of Level 3	Ending asset balance as of December 31, 2010
		Relating to assets still held at the reporting date	Relating to assets sold during the period
(in millions)
Asset category
Principal Life general account investment	$ 45.5	$ 4.3	$ —	$ (5.3)	$ —	$ 44.5
Total	$ 45.5	$ 4.3	$ —	$ (5.3)	$ —	$ 44.5

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	45% ‑ 65%
International equity portfolios	5% ‑ 15%
Fixed income security portfolios	30% - 50%

            The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

            Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2012 in the range of $75-$125 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2012 pending future analysis.

218

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Pension benefits	Other postretirement benefits (gross benefit payments, including prescription drug benefits)	Amount of Medicare Part D subsidy receipts
	(in millions)
Year ending December 31:
2012	$ 83.2	$ 20.1	$ 0.9
2013	92.0	21.1	1.0
2014	96.0	22.2	1.1
2015	101.4	23.0	1.1
2016	107.4	23.9	1.2
2017‑2021	632.5	127.9	6.6

            The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

            The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2011.

219

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2011			2010
	Qualified plan	Nonqualified plans	Total	Qualified plan	Nonqualified plans	Total
	(in millions)
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ —	$ —	$ —	$ —
Other liabilities	(405.9)	(323.5)	(729.4)	(210.8)	(305.3)	(516.1)
Total	$ (405.9)	$ (323.5)	$ (729.4)	$ (210.8)	$ (305.3)	$ (516.1)
Amount recognized in accumulated other comprehensive loss
Total net actuarial loss	$ 586.3	$ 73.7	$ 660.0	$ 404.1	$ 65.6	$ 469.7
Prior service cost benefit	(19.2)	(11.3)	(30.5)	(26.6)	(15.0)	(41.6)
Total pre-tax accumulated other comprehensive loss	$ 567.1	$ 62.4	$ 629.5	$ 377.5	$ 50.6	$ 428.1
Components of net periodic benefit cost
Service cost	$ 39.3	$ 4.7	$ 44.0	$ 39.3	$ 6.3	$ 45.6
Interest cost	91.7	16.8	108.5	88.2	17.5	105.7
Expected return on plan assets	(114.4)	—	(114.4)	(98.4)	—	(98.4)
Amortization of prior service cost benefit	(6.5)	(3.2)	(9.7)	(6.6)	(3.5)	(10.1)
Recognized net actuarial loss	61.1	4.6	65.7	62.5	5.1	67.6
Amount recognized due to special events	(0.9)	(0.5)	(1.4)	(0.6)	(0.3)	(0.9)
Net periodic benefit cost	$ 70.3	$ 22.4	$ 92.7	$ 84.4	$ 25.1	$ 109.5
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$ 243.3	$ 12.7	$ 256.0	$ (28.4)	$ 0.9	$ (27.5)
Prior service benefit	—	—	—	—	—	—
Amortization of net loss	(61.1)	(4.6)	(65.7)	(62.5)	(5.1)	(67.6)
Amortization of prior service cost benefit	7.3	3.8	11.1	7.3	3.7	11.0
Total recognized in pre-tax accumulated other comprehensive (income) loss	$ 189.5	$ 11.9	$ 201.4	$ (83.6)	$ (0.5)	$ (84.1)
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive loss	$ 259.8	$ 34.3	$ 294.1	$ 0.8	$ 24.6	$ 25.4

            In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $16,500 of their compensation to the plans in 2011. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $36.3 million, $35.7 million and $33.9 million in 2011, 2010 and 2009, respectively, to our qualified defined contribution plans.

220

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2011, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $3.5 million, $2.8 million and $4.6 million in 2011, 2010 and 2009, respectively, to our nonqualified deferred compensation plans.

13.  Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible, and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. Our motion to transfer venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August 27, 2008, the plaintiff's motion for class certification was denied. On June 13, 2011, the court entered a consent judgment resolving the claims of the plaintiff. On July 12, 2011, plaintiff filed a notice of appeal related to the issue of the denial of class certification. We continue to aggressively defend the lawsuit.

221

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications — (continued)

On October 28, 2009, Judith Curran filed a derivative action lawsuit on behalf of Principal Funds, Inc. Strategic Asset Management Portfolios in the United States District Court for the Southern District of Iowa against Principal Management Corporation, Principal Global Investors, LLC, and Principal Funds Distributor, Inc. (the “Curran Defendants”). The lawsuit alleges the Curran Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging advisory fees and distribution fees that were excessive. The Curran Defendants filed a motion to dismiss the case on January 29, 2010. That motion was granted in part and overruled in part. Principal Global Investors, LLC was dismissed from the suit. The remaining Curran Defendants are aggressively defending the lawsuit.

On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us, PFG, Principal Global Investors, LLC, and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. Plaintiffs allege these actions constitute a breach of fiduciary duties under ERISA. Plaintiffs seek to certify a class including all qualified ERISA plans and the participants of those plans that invested in PUSPSA between September 26, 2008, and the present that have suffered losses caused by the queue. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. On April 22, 2010, an order was entered granting the motion made by the Cruise/Mullaney Defendants for change of venue to the United States District Court for the Southern District of Iowa. Plaintiffs filed an Amended Consolidated Complaint adding five new plaintiffs on November 22, 2010, and the Cruise/Mullaney Defendants moved to dismiss the amended complaint. The court denied the Cruise/Mullaney Defendants’ motion to dismiss on May 17, 2011. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2011, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. All of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2011.

222

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications — (continued)

Guarantees and Indemnifications

            In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2011, was approximately $150.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2011 and 2010, the liability balance for guaranty fund assessments, which is not discounted, was $38.7 million and $14.5 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2011 and 2010, $22.6 million and $6.9 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

223

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications — (continued)

Operating Leases

            As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2011, 2010 and 2009, respectively, was $43.6 million, $45.0 million and $47.8 million.

            The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2012	$ 37.7
2013	28.4
2014	24.3
2015	18.9
2016	10.4
2017 and thereafter	56.1
Total operating lease obligations	175.8
Less: Future sublease rental income on noncancelable leases	3.2
Total future minimum lease payments	$ 172.6

Capital Leases

We lease hardware storage equipment under capital leases. As of December 31, 2011 and 2010, these leases had a gross asset balance of $24.4 million and $17.4 million and accumulated depreciation of $13.7 million and $13.4 million, respectively. Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $4.4 million, $4.2 million and $5.2 million, respectively.

            The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2012	$ 4.3
2013	3.5
2014	3.1
2015	0.5
Total	11.4
Less: Amounts representing interest	0.5
Net present value of minimum lease payments	$ 10.9

224

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity

Accumulated Other Comprehensive Income (Loss)

            Comprehensive income includes all changes in stockholder’s equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

            The components of accumulated other comprehensive income (loss) were as follows:

	Net unrealized losses on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive loss
	(in millions)
Balances at January 1, 2009	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)
Net change in unrealized losses on fixed maturities, available‑for‑sale	6,548.5	—	—	—	6,548.5
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	(260.9)	—	—	—	(260.9)
Net change in unrealized losses on equity securities, available‑for‑sale	47.8	—	—	—	47.8
Net change in unrealized losses on equity method subsidiaries and noncontrolling interest adjustments	29.6	—	—	—	29.6
Adjustments for assumed changes in amortization pattern	(963.3)	—	—	—	(963.3)
Net change in unrealized gains on derivative instruments	—	(66.4)	—	—	(66.4)
Change in net foreign currency translation adjustment	—	—	33.2	—	33.2
Change in unrecognized postretirement benefit obligations	—	—	—	263.3	263.3
Cumulative effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available-for-sale, net	(9.9)	—	—	—	(9.9)
Net change in provision for deferred income tax benefit (expense)	(1,890.6)	23.3	(11.6)	(92.2)	(1,971.1)
Balances at December 31, 2009	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)

225

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity — (continued)

	Net unrealized gains (losses) on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive income (loss)
	(in millions)
Balances at January 1, 2010	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)
Net change in unrealized losses on fixed maturities, available‑for‑sale	2,138.0	—	—	—	2,138.0
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	(56.1)	—	—	—	(56.1)
Net change in unrealized losses on equity securities, available‑for‑sale	6.8	—	—	—	6.8
Net change in unrealized losses on equity method subsidiaries and noncontrolling interest adjustments	(28.3)	—	—	—	(28.3)
Adjustments for assumed changes in amortization pattern	(488.0)	—	—	—	(488.0)
Net change in unrealized gains on derivative instruments	—	32.0	—	—	32.0
Change in net foreign currency translation adjustment	—	—	(7.1)	—	(7.1)
Change in unrecognized postretirement benefit obligations	—	—	—	320.0	320.0
Cumulative effect of implementation of accounting change related to variable interest entities, net	10.7	—	—	—	10.7
Cumulative effect of electing fair value option for fixed maturities upon implementation of accounting change related to embedded credit derivatives, net	25.4	—	—	—	25.4
Net change in provision for deferred income tax benefit (expense)	(550.5)	(11.2)	2.5	(112.0)	(671.2)
Balances at December 31, 2010	$ 304.3	$ 80.3	$ (1.0)	$ (188.2)	$ 195.4
226

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity — (continued)

	Net unrealized gains on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive income
	(in millions)
Balances at January 1, 2011	$ 304.3	$ 80.3	$ (1.0)	$ (188.2)	$ 195.4
Net change in unrealized gains on fixed maturities, available‑for‑sale	687.5	—	—	—	687.5
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	52.3	—	—	—	52.3
Net change in unrealized gains on equity securities, available‑for‑sale	12.1	—	—	—	12.1
Net change in unrealized gains on equity method subsidiaries and noncontrolling interest adjustments	17.5	—	—	—	17.5
Adjustments for assumed changes in amortization pattern	(167.6)	—	—	—	(167.6)
Adjustment for assumed changes in policyholder liabilities	(278.0)	—	—	—	(278.0)
Net change in unrealized gains on derivative instruments	—	55.0	—	—	55.0
Change in net foreign currency translation adjustment	—	—	20.2	—	20.2
Change in unrecognized postretirement benefit obligations	—	—	—	(266.0)	(266.0)
Net change in provision for deferred income tax benefit (expense)	(117.3)	(19.2)	(7.0)	93.1	(50.4)
Balances at December 31, 2011	$ 510.8	$ 116.1	$ 12.2	$ (361.1)	$ 278.0
227

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity — (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Unrealized gains on available‑for‑sale securities and derivative instruments, as reported	$ 242.3	$ 1,078.8	$ 3,458.1
Adjustment for realized losses on available‑for‑sale securities and derivative instruments included in net income	(110.9)	(142.1)	(221.9)
Unrealized gains on available‑for‑sale securities and derivative instruments arising during the year	$ 131.4	$ 936.7	$ 3,236.2

            The above table includes unrealized gains (losses) on available-for-sale securities and derivatives in cash flow hedge relationships net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes.

Dividend Limitations

            Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2011 statutory results, we could pay approximately $507.7 million in stockholder dividends in 2012 without exceeding the statutory limitation.

15.  Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.

228

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Fair Value of Financial Instruments

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(in millions)
Assets (liabilities)
Fixed maturities, available‑for‑sale	$ 45,877.3	$ 45,877.3	$ 45,184.8	$ 45,184.8
Fixed maturities, trading	511.5	511.5	606.9	606.9
Equity securities, available‑for‑sale	73.5	73.5	165.9	165.9
Equity securities, trading	312.8	312.8	258.3	258.3
Mortgage loans	10,132.0	10,619.4	10,477.1	10,540.3
Policy loans	859.2	1,088.4	878.3	986.6
Other investments	357.2	357.2	271.7	271.7
Cash and cash equivalents	2,454.9	2,454.9	1,546.8	1,546.8
Derivative assets	1,155.4	1,155.4	1,058.5	1,058.5
Separate account assets	61,615.1	61,615.1	62,738.4	62,738.4
Investment‑type insurance contracts	(32,578.9)	(32,404.5)	(32,717.8)	(32,826.2)
Short‑term debt	(263.7)	(263.7)	(294.4)	(294.4)
Long‑term debt	(119.9)	(138.9)	(120.4)	(130.7)
Separate account liabilities	(54,429.2)	(53,614.9)	(55,864.5)	(54,989.5)
Derivative liabilities	(1,519.5)	(1,519.5)	(1,274.5)	(1,274.5)
Bank deposits	(2,142.8)	(2,150.2)	(2,161.2)	(2,172.9)
Cash collateral payable	(222.5)	(222.5)	(219.9)	(219.9)
Other liabilities	(225.3)	(225.3)	(250.3)	(250.3)

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

•         Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives and embedded derivatives that are priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

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Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2011.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain nonredeemable preferred stock. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which a matrix pricing valuation approach is used. In this approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2011, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

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Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

State and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, CDOs and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Mortgage Loans

Mortgage loans are not measured at fair value on a recurring basis. Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values.

Policy Loans

Policy loans are not measured at fair value on a recurring basis. Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

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Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of over-the-counter derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our over-the-counter derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate.

Interest Rate Contracts. We use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps and interest rate collars that are valued using broker quotes. These are reflected in Level 3. We use option pricing models to determine the fair value of swaptions using observable swap interest rate curves and observable implied volatilities as inputs.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of the underlying equity index. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

232

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Other Investments

Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.

Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs for which the fair value option was elected, which are reflected in Level 3. Fair value of these commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans.

The carrying amounts of other assets classified as other investments in the accompanying consolidated statements of financial position, which are not measured at fair value on a recurring basis, approximate their fair values.

Cash and Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value.

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate within the separate accounts is reflected in Level 3.

233

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Investment-Type Insurance Contracts

Investment-type insurance contracts are not measured at fair value on a recurring basis. The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.

The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Short-Term Debt

Short-term debt is not measured at fair value on a recurring basis. The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity.

Long-Term Debt

Long-term debt is not measured at fair value on a recurring basis. Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Separate Account Liabilities

Separate account liabilities are not measured at fair value on a recurring basis. Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection.

234

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Bank Deposits

Bank deposits are not measured at fair value on a recurring basis. The fair value of deposits of our Principal Bank subsidiary with no stated maturity, such as demand deposits, savings, and interest-bearing demand accounts, is equal to the amount payable on demand (i.e., their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities.

Cash Collateral Payable

Cash collateral payable is not measured at fair value on a recurring basis. The carrying amount of the payable associated with our obligation to return cash collateral received under derivative credit support annex (collateral) agreements approximate its fair value.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

235

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 753.1	$ 10.5	$ 742.6	$ —
Non-U.S. governments	676.2	—	676.2	—
States and political subdivisions	2,882.7	—	2,882.7	—
Corporate	30,926.9	87.5	30,600.2	239.2
Residential mortgage-backed securities	3,315.7	—	3,315.7	—
Commercial mortgage-backed securities	3,413.7	—	3,413.7	—
Collateralized debt obligations	338.8	—	236.3	102.5
Other debt obligations	3,570.2	—	3,542.9	27.3
Total fixed maturities, available-for-sale	45,877.3	98.0	45,410.3	369.0
Fixed maturities, trading	511.5	1.9	288.8	220.8
Equity securities, available-for-sale	73.5	55.5	—	18.0
Equity securities, trading	312.8	208.0	104.8	—
Derivative assets (1)	1,155.4	—	1,096.4	59.0
Other investments (2)	206.2	10.5	98.2	97.5
Cash equivalents (3)	1,040.3	405.4	634.9	—
Sub-total excluding separate account assets	49,177.0	779.3	47,633.4	764.3

Separate account assets	61,615.1	48,351.0	9,215.1	4,049.0
Total assets	$ 110,792.1	$ 49,130.3	$ 56,848.5	$ 4,813.3

Liabilities
Investment-type insurance contracts (4)	$ (171.8)	$ —	$ —	$ (171.8)
Derivative liabilities (1)	(1,519.5)	—	(1,342.4)	(177.1)
Other liabilities (4)	(225.3)	—	(201.1)	(24.2)
Total liabilities	$ (1,916.6)	$ —	$ (1,543.5)	$ (373.1)

Net assets (liabilities)	$ 108,875.5	$ 49,130.3	$ 55,305.0	$ 4,440.2

236

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 549.7	$ 15.0	$ 534.7	$ —
Non-U.S. governments	424.2	—	424.2	—
States and political subdivisions	2,656.4	—	2,656.4	—
Corporate	31,141.2	95.4	30,531.9	513.9
Residential mortgage-backed securities	3,164.0	—	3,164.0	—
Commercial mortgage-backed securities	3,842.2	—	3,826.0	16.2
Collateralized debt obligations	293.0	—	183.7	109.3
Other debt obligations	3,114.1	—	3,025.3	88.8
Total fixed maturities, available-for-sale	45,184.8	110.4	44,346.2	728.2
Fixed maturities, trading	606.9	—	337.8	269.1
Equity securities, available-for-sale	165.9	122.7	—	43.2
Equity securities, trading	258.3	162.2	96.1	—
Derivative assets (1)	1,058.5	—	1,025.2	33.3
Other investments (2)	198.0	1.4	68.3	128.3
Cash equivalents (3)	659.1	210.4	448.7	—
Sub-total excluding separate account assets	48,131.5	607.1	46,322.3	1,202.1

Separate account assets	62,738.4	49,789.3	9,311.0	3,638.1
Total assets	$ 110,869.9	$ 50,396.4	$ 55,633.3	$ 4,840.2

Liabilities
Investment-type insurance contracts (4)	$ 7.4	$ —	$ —	$ 7.4
Derivative liabilities (1)	(1,274.5)	—	(1,093.0)	(181.5)
Other liabilities (4)	(250.3)	—	(93.5)	(156.8)
Total liabilities	$ (1,517.4)	$ —	$ (1,186.5)	$ (330.9)

Net assets (liabilities)	$ 109,352.5	$ 50,396.4	$ 54,446.8	$ 4,509.3
•

(1)     Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.

(2)     Primarily includes seed money investments and commercial mortgage loans of consolidated VIEs reported at fair value.

(3)     Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.

(4)     Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

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Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

Changes in Level 3 fair value measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2011							Changes in unrealized gains (losses) included in net income relating to positions still held (1)
	Beginning asset / (liability) balance as of December 31, 2010	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements(5)	Transfers into Level 3	Transfers out of Level 3	Ending asset / (liability) balance as of December 31, 2011
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$ 513.9	$ (4.4)	$ (17.7)	$ (55.0)	$ 86.4	$ (284.0)	$ 239.2	$ 0.3
Commercial mortgage-backed securities	16.2	(3.7)	5.1	(10.5)	—	(7.1)	—	—
Collateralized debt obligations	109.3	(19.6)	13.8	0.3	—	(1.3)	102.5	(9.3)
Other debt obligations	88.8	0.1	(1.1)	(30.5)	9.0	(39.0)	27.3	—
Total fixed maturities, available-for-sale	728.2	(27.6)	0.1	(95.7)	95.4	(331.4)	369.0	(9.0)
Fixed maturities, trading	269.1	(16.6)	—	(27.2)	20.5	(25.0)	220.8	(15.8)
Equity securities, available-for-sale	43.2	(6.1)	12.0	(28.0)	13.0	(16.1)	18.0	(4.5)
Derivative assets	33.3	37.8	(0.1)	(12.0)	—	—	59.0	34.8
Other investments	128.3	(2.5)	—	(28.3)	—	—	97.5	(2.6)
Separate account assets (2)	3,638.1	407.3	—	72.4	13.5	(82.3)	4,049.0	401.7

Liabilities
Investment-type insurance contracts	7.4	(190.4)	—	11.2	—	—	(171.8)	(190.9)
Derivative liabilities	(181.5)	(14.2)	0.2	18.4	—	—	(177.1)	(8.4)
Other liabilities (3)	(156.8)	(1.2)	13.4	(15.9)	—	136.3	(24.2)	(1.1)
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Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

	For the year ended December 31, 2010							Changes in unrealized gains (losses) included in net income relating to positions still held (1)
	Beginning asset / (liability) balance as of December 31, 2009	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements(4)	Transfers into Level 3	Transfers out of Level 3	Ending asset / (liability) balance as of December 31, 2010
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale:
State and political subdivisions	$ 11.5	$ —	$ 1.0	$ —	$ 11.5	$ (24.0)	$ —	$ —
Corporate	663.7	(1.2)	26.9	(155.9)	152.2	(171.8)	513.9	(2.1)
Commercial mortgage-backed securities	34.3	(0.1)	1.0	11.2	—	(30.2)	16.2	(0.1)
Collateralized debt obligations	296.8	(14.9)	40.0	(125.2)	0.9	(88.3)	109.3	(1.9)
Other debt obligations	76.6	—	4.5	36.9	32.9	(62.1)	88.8	—
Total fixed maturities, available-for-sale	1,082.9	(16.2)	73.4	(233.0)	197.5	(376.4)	728.2	(4.1)
Fixed maturities, trading	63.5	13.5	—	194.1	—	(2.0)	269.1	13.2
Equity securities, available-for-sale	71.7	2.6	(8.2)	(21.4)	0.1	(1.6)	43.2	3.3
Derivative assets	54.4	(18.3)	(0.1)	(2.7)	—	—	33.3	(17.1)
Other investments	—	25.9	—	102.4	—	—	128.3	25.9
Separate account assets (2)	3,997.0	305.9	—	(576.2)	28.5	(117.1)	3,638.1	250.9

Liabilities
Investment-type insurance contracts	(17.1)	(0.7)	—	25.2	—	—	7.4	(1.1)
Derivative liabilities	(93.7)	9.9	(1.4)	(96.3)	—	—	(181.5)	8.0
Other liabilities (3)	(89.1)	9.3	(28.3)	(48.7)	—	—	(156.8)	2.3

239

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

•

	For the year ended December 31, 2009						Changes in
	Beginning asset / (liability) balance as of December 31, 2008	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements	Transfers in (out) of Level 3	Ending asset / (liability) balance as of December 31, 2009	unrealized gains (losses) included in net income relating to positions still held (1)
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale
Non-U.S. governments	$ 33.6	$ (10.2)	$ 2.6	$ (26.0)	$ —	$ —	$ —
State and political subdivisions	—	—	1.3	—	10.2	11.5	—
Corporate	725.5	(25.9)	159.4	(382.9)	187.6	663.7	(31.5)
Commercial mortgage-backed securities	58.0	(0.3)	9.8	(12.1)	(21.1)	34.3	—
Collateralized debt obligations	236.8	(63.9)	150.4	(10.6)	(15.9)	296.8	(63.5)
Other debt obligations	82.1	(2.1)	17.4	25.9	(46.7)	76.6	—
Total fixed maturities, available-for-sale	1,136.0	(102.4)	340.9	(405.7)	114.1	1,082.9	(95.0)
Fixed maturities, trading	60.7	13.0	—	—	(10.2)	63.5	13.1
Equity securities, available-for-sale	56.2	(0.2)	30.3	(43.7)	29.1	71.7	(2.0)
Derivative assets	100.7	(43.6)	(0.2)	(2.5)	—	54.4	(30.5)
Separate account assets (2)	5,892.6	(1,577.4)	—	(290.2)	(28.0)	3,997.0	(1,464.2)

Liabilities
Investment-type insurance contracts	(39.9)	(3.0)	—	25.8	—	(17.1)	(3.0)
Derivative liabilities	(266.9)	141.4	7.2	24.6	—	(93.7)	88.8
Other liabilities (3)	(103.8)	—	33.2	(18.5)	—	(89.1)	—
•

(1)     Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.

(2)     Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3)     Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4)     As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The fair value of the Level 3 assets and liabilities of the newly consolidated and deconsolidated VIEs is primarily included in fixed maturities, trading; other investments; derivative liabilities and other liabilities. As a result of our implementation of new authoritative guidance related to the accounting for embedded credit derivatives effective July 1, 2010, we reclassified certain fixed maturities from available-for-sale to trading.

240

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

(5)     Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2011
	Purchases	Sales	Issuances	Settlements	Net purchases, sales, issuances and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$ 7.3	$ (24.0)	$ —	$ (38.3)	$ (55.0)
Commercial mortgage-backed securities	—	(10.5)	—	—	(10.5)
Collateralized debt obligations	1.3	(0.4)	—	(0.6)	0.3
Other debt obligations	—	—	—	(30.5)	(30.5)
Total fixed maturities, available-for-sale	8.6	(34.9)	—	(69.4)	(95.7)
Fixed maturities, trading	10.0	(8.7)	—	(28.5)	(27.2)
Equity securities, available-for-sale	0.3	(28.3)	—	—	(28.0)
Derivative assets	4.8	(16.8)	—	—	(12.0)
Other investments	—	—	—	(28.3)	(28.3)
Separate account assets	182.2	(47.8)	—	(62.0)	72.4

Liabilities
Investment-type insurance contracts	—	—	9.2	2.0	11.2
Derivative liabilities	(10.0)	28.4	—	—	18.4
Other liabilities	(2.1)	—	—	(13.8)	(15.9)

Transfers

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Assets transferred into Level 3 during 2011, 2010 and 2009 were $142.4 million, $226.1 million and $518.6 million, respectively. The majority of assets transferred into Level 3 primarily include those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor and, to a lesser extent, assets added to our “watch list” that were previously priced using a matrix pricing valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2011, 2010 and 2009 were $454.8 million, $497.1 million and $413.6 million, respectively, and liabilities transferred out of Level 3 during 2011 were $136.3 million. The majority of assets that transferred out of Level 3 and the liabilities that transferred out of Level 3 include those for which we are now able to obtain pricing from a recognized third party pricing vendor.

We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2011 and 2010, $2,796.1 million and $6,600.6 million, respectively, of separate account assets transferred out of Level 2 into Level 1. During 2011 and 2010, $3,595.9 million and $3,128.3 million, respectively, of separate account assets transferred out of Level 1 into Level 2.

Other transfers into and out of Level 2 during 2011 and 2010 primarily included those that transferred out of and into Level 3, respectively.

241

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2011, mortgage loans had been marked to fair value of $201.7 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $31.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve at least one significant unobservable input.

During 2011, certain mortgage servicing rights had been marked to fair value of $4.4 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net loss of $1.1 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

During 2010, certain mortgage loans had been impaired or written down to fair value of $245.3 million. The impairments resulted in a loss of $78.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain real estate had been written down to fair value of $1.4 million. This write down resulted in a loss of $0.3 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain mortgage servicing rights had been written down to fair value of $1.0 million, resulting in a charge of $0.6 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

During 2010, we impaired goodwill and finite lived intangible assets. See Note 3, Goodwill and Other Intangible Assets, for further details.

During 2009, certain mortgage loans had been written down to fair value of $3.9 million. This write down resulted in a loss of $8.0 million that was recorded in net realized capital gains (losses). These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2009, certain real estate had been written down to fair value of $0.9 million. This write down resulted in a loss of $0.8 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of the real estate is estimated using appraised values that involve significant unobservable inputs.

242

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

Fair Value Option

As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, we elected fair value accounting for certain assets and liabilities of newly consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $97.5 million and $96.1 million as of December 31, 2011, and $128.3 million and $124.4 million as of December 31, 2010, respectively. The change in fair value of the loans resulted in a $(2.6) million and $25.9 million pre-tax gain (loss) for the year ended December 31, 2011 and 2010, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. For the years ended December 31, 2011 and 2010, we recorded $8.6 million and $10.5 million, respectively, of interest income on these commercial mortgage loans.

  The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $88.4 million and $169.8 million as of December 31, 2011, and $114.5 million and $186.5 million as of December 31, 2010, respectively. For the years ended December 31, 2011 and 2010, the change in fair value of the obligations resulted in a $1.2 million and $(2.9) million pre-tax gain (loss), which includes a pre-tax gain (loss) of $(1.1) million and $3.0 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $6.7 million and $8.9 million for the years ended December 31, 2011 and 2010, respectively.

16.  Statutory Insurance Financial Information

            We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2011, our use of prescribed and permitted statutory accounting practices has resulted in higher statutory capital and surplus of $267.4 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our term life products and “secondary” or “no lapse” guarantee provisions on our universal life products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

            Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, we meet the minimum RBC requirements.

243

244

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

16.  Statutory Insurance Financial Information - (continued)

            Statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2011	2010	2009
	(in millions)
Statutory net income	$ 326.8	$ 404.6	$ 42.1
Statutory capital and surplus	4,218.2	4,377.8	4,588.7

17.  Segment Information

            We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

            The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.

The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance, wellness services and non-medical fee-for-service claims administration, throughout the United States.

            The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes

245

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information — (continued)

the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

            The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

            The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31,
	2011	2010
	(in millions)
Assets:
Retirement and Investor Services	$ 108,767.4	$ 109,335.7
Principal Global Investors	1,603.6	1,095.6
U.S. Insurance Solutions	17,727.9	16,524.3
Corporate	3,173.4	3,983.5
Total consolidated assets	$ 131,272.3	$ 130,939.1

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$ 3,612.2	$ 3,705.0	$ 3,673.7
Principal Global Investors	490.9	432.6	392.8
U.S. Insurance Solutions	2,973.6	2,773.0	2,810.4
Corporate	(78.9)	(82.1)	(94.5)
Total segment operating revenues	6,997.8	6,828.5	6,782.4
Net realized capital losses, net of related revenue adjustments	(192.0)	(381.7)	(522.1)
Exited group medical insurance business	608.3	1,406.8	1,613.6
Terminated commercial mortgage securities issuance operation	—	(0.8)	(0.5)
Total revenues per consolidated statements of operations	$ 7,414.1	$ 7,852.8	$ 7,873.4
Operating earnings (loss) by segment, net of related income taxes:
Retirement and Investor Services	$ 531.2	$ 543.4	$ 485.5
Principal Global Investors	59.6	48.1	33.8
U.S. Insurance Solutions	221.1	193.8	204.0
Corporate	(32.6)	(37.0)	(38.6)
Total segment operating earnings, net of related income taxes	779.3	748.3	684.7
Net realized capital losses, as adjusted (1)	(125.6)	(279.5)	(254.4)
Other after‑tax adjustments (2)	(47.8)	17.1	72.1
Net income attributable to PLIC	$ 605.9	$ 485.9	$ 502.4
•

(1)   Net realized capital losses, as adjusted, is derived as follows:

246

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Net realized capital losses:
Net realized capital losses	$ (98.7)	$ (288.4)	$ (445.3)
Certain derivative and hedging-related adjustments	(92.6)	(88.4)	(70.9)
Certain market value adjustments to fee revenues	(0.1)	(3.4)	(1.5)
Recognition of front‑end fee revenues	(0.6)	(1.5)	(4.4)
Net realized capital losses, net of related revenue adjustments	(192.0)	(381.7)	(522.1)
Amortization of deferred policy acquisition and sales inducement costs	(33.4)	(26.6)	155.2
Capital gains distributed	(4.3)	(11.3)	(18.8)
Certain market value adjustments of embedded derivatives	65.6	7.2	11.8
Net realized capital (gains) losses associated with exited group medical insurance business	(0.2)	3.0	0.5
Noncontrolling interest capital gains	(31.6)	(11.3)	(18.5)
Income tax effect	70.3	141.2	137.5
Net realized capital losses, as adjusted	$ (125.6)	$ (279.5)	$ (254.4)

(2)     In 2011, other after-tax adjustments included (1) the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($68.9 million), (b) a contribution made to The Principal Financial Group Foundation, Inc. ($19.5 million) and (c) our estimated obligation associated with Executive Life of New York’s liquidation petition ($10.3 million) and (2) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($50.9 million).

In 2010, other after-tax adjustments included (1) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($24.8 million) and (2) the negative effect resulting from: (a) the tax impact of healthcare reform, which eliminates the tax deductibility of retiree prescription drug expenses related to our employees incurred after 2012 ($7.2 million) and (b) losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.5 million).

In 2009, other after-tax adjustments included the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($72.8 million) and the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.7 million).

            The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$ 140.4	$ 142.3	$ 127.2
Principal Global Investors	32.5	26.0	18.6
U.S. Insurance Solutions	104.8	91.6	97.8
Corporate	(15.2)	(19.4)	(20.0)
Total segment income taxes from operating earnings	262.5	240.5	223.6
Tax benefit related to net realized capital losses, as adjusted	(70.3)	(141.2)	(137.5)
Tax expense related to other after‑tax adjustments	63.6	21.1	38.7
Total income tax expense per consolidated statements of operations	$ 255.8	$ 120.4	$ 124.8

247

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information — (continued)

            The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Retirement and Investor Services:
Full‑service accumulation	$ 1,333.8	$ 1,333.1	$ 1,280.7
Individual annuities	1,119.2	1,018.6	945.6
Bank and trust services	100.5	91.8	83.9
Eliminations	(10.0)	(9.1)	(8.4)
Total Accumulation	2,543.5	2,434.4	2,301.8
Investment only	508.0	643.4	796.0
Full‑service payout	560.7	627.2	575.9
Total Guaranteed	1,068.7	1,270.6	1,371.9
Total Retirement and Investor Services	3,612.2	3,705.0	3,673.7
Principal Global Investors (1)	490.9	432.6	392.8
U.S. Insurance Solutions:
Individual life insurance	1,475.5	1,360.9	1,357.7
Specialty benefits insurance	1,498.1	1,412.1	1,452.7
Total U.S. Insurance Solutions	2,973.6	2,773.0	2,810.4
Corporate	(78.9)	(82.1)	(94.5)
Total operating revenues	$ 6,997.8	$ 6,828.5	$ 6,782.4
Total operating revenues	$ 6,997.8	$ 6,828.5	$ 6,782.4
Net realized capital losses (except periodic settlements and accruals on non-hedge derivatives), including recognition of front‑end fee revenues and certain market value adjustments to fee revenues	(192.0)	(381.7)	(522.1)
Exited group medical insurance business	608.3	1,406.8	1,613.6
Terminated commercial mortgage securities issuance operation	—	(0.8)	(0.5)
Total revenues per consolidated statements of operations	$ 7,414.1	$ 7,852.8	$ 7,873.4
•

(1)   Reflects inter-segment revenues of $198.8 million, $189.4 million and $183.8 million in 2011, 2010 and 2009, respectively. These revenues are eliminated within the Corporate segment.

248

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18.  Stock‑Based Compensation Plans

            As of December 31, 2011, our ultimate parent, PFG, had the 2010 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan ("Stock‑Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

            For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock‑Based Compensation Plans was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Compensation cost	$ 31.7	$ 38.9	$ 39.5
Related income tax benefit	10.8	12.4	12.4
Capitalized as part of an asset	2.6	2.8	3.7

Nonqualified Stock Options

            Nonqualified stock options were granted to certain employees under the 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

            The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2011	2010	2009
Expected volatility	67.9%	66.6%	55.0%
Expected term (in years)	6	6	6
Risk‑free interest rate	2.5%	2.8%	2.1%
Expected dividend yield	1.6%	2.25%	4.07%
Weighted average estimated fair value	$ 18.82	$ 11.48	$ 4.07

            We determine expected volatility based on, among other factors, historical volatility using daily price observations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

249

            As of December 31, 2011, there was $2.5 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

250

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18.  Stock‑Based Compensation Plans — (continued)

Performance Share Awards

            Performance share awards were granted to certain employees under the 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on equity, earnings per common share, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2011, 2010 and 2009 were $34.26, $22.21 and $11.64, respectively.

As of December 31, 2011, there was $3.9 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.

Restricted Stock Units

            Restricted stock units were granted to certain employees and agents pursuant to the 2010 Stock Incentive Plan and the Stock Incentive Plan. The restricted stock units are treated as an equity award and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2011, 2010 and 2009 was $33.24, $22.42 and $11.70, respectively.

As of December 31, 2011, there was $22.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.9 years.

Employee Stock Purchase Plan

            Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

            We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $4.20, $7.37 and $4.98 during 2011, 2010 and 2009, respectively.

251

252

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19.  Quarterly Results of Operations (Unaudited)

            The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30 (1)	March 31
	(in millions)
2011
Total revenues	$ 1,720.0	$ 1,793.8	$ 2,000.2	$ 1,900.1
Total expenses	1,546.8	1,660.3	1,664.3	1,644.6
Net income	140.6	53.5	252.0	196.2
Net income attributable to PLIC	140.9	59.0	228.4	177.6
2010
Total revenues	$ 2,053.3	$ 1,956.5	$ 1,865.3	$ 1,977.7
Total expenses	1,813.5	1,849.4	1,809.9	1,757.1
Net income	192.3	99.3	44.0	166.9
Net income attributable to PLIC	182.8	98.4	42.2	162.5
•

(1)     During the second quarter of 2010, we determined our residential mortgage loan portfolio, and in particular our home equity loan portfolio, had experienced an increase in severe delinquencies and loss severity from sustained elevated levels of unemployment along with continued depressed collateral values. The deterioration resulted in an increase in delinquencies and default costs. During the second quarter of 2010, we recorded a $41.9 million after-tax residential mortgage loan loss provision for our Bank and Trust Services business. Of this residential mortgage loan loss provision, $21.4 million after-tax could be attributed to 2009. We evaluated the qualitative and quantitative factors for materiality. The adjustment related to prior periods could be considered material to the results of operations for the three months ended June 30, 2010, but was not material to the results of operations for any annual period presented. The provision for loan loss is reported in net realized capital gains (losses) on our consolidated statements of operations and the adjustment for prior periods resulted in a decrease in net income for the three months ended June 30, 2010.

253

SUPPLEMENT DATED JULY 10, 2012

TO THE PROSPECTUS FOR

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

DATED July 23, 2012

Effective July 23, 2012, this supplement modifies information in the prospectus dated July 23, 2012 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference.  If you would like another copy of the prospectus, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy.  Certain terms used in this supplement have special meanings.  If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

The GMWB 2-SL/JL rider will continue to be available until the later of the following:

-          August 17, 2012; or

-          Four business weeks from the date your state approves and the Principal Income Builder becomes available for sale.

Any reference to the GMWB 2-SL/JL rider no longer being available for sale does not apply for the time period set forth above. These references include the following locations:

-          Page 3, Table of Contents, 2. CHARGES AND DEDUCTIONS, GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

-          Page 5, Table of Contents, Appendix E - GMWB 2-SL/JL

-          Page 10, Optional Riders No Longer For Sale chart, GMWB 2-SL/JL Rider

-          Page 27, Charges for Rider Benefits No Longer Available, GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

-          Page 115, APPENDIX E – GMWB 2-SL/JL

APPENDIX A - Principal Variable Annuity Exchange Offer (Beginning on page 94)

For the time period set forth above, the GMWB 2-SL/JL rider is an eligible GMWB rider for the exchange offer.

For the time period that GMWB 2-SL/JL is still available for sale, the rider description in Appendix E of the July 23, 2012 prospectus (also shown below) still applies.

APPENDIX E – GMWB 2- SL/JL

Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

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For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your  rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your  rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Overview of GMWB 2-SL/JL

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

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Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your  eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

This rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed or DCA Accounts.

•          Have an aggressive growth investment objective.

•          Anticipate you  will take withdrawals prior to the oldest owner’s  age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

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Before you  purchase this rider, you  should carefully consider the following:

•          The features of this rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          Although this rider is designed to permit you  to recover at least your  premium payments, if you  take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•          The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your  future income needs.

•          The rider is not a guarantee that you  will receive any return on your  premium payments.

•          The rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          This rider restricts your  investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect this rider.

•          Once elected, you  may not terminate this rider until the fifth Contract anniversary  following the rider effective date.

You should review the terms of this rider carefully and work with your  registered representative to decide if this rider is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

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When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account Division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see APPENDIX B for information regarding transfers  between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

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Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See  Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited,

•          when a GMWB Step-Up is applied, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

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Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be

a.   the owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   the joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

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Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

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Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation, then

a. you  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you  may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner as a covered life.

b. you  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner or primary beneficiary as a covered life.

b. you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

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Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

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b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders)

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

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We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

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We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge;

3.   you  have not fully annuitized the Contract; and

4.   the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

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2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

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We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

GMWB 2-SL/JL Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

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*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

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*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

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If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

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Spousal Continuation of the Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   there has not been a previous spousal continuation of the Contract and this rider; and

3.   your  spouse is either

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.

•          Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2.  Charges and Deductions) is 0.75%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2. Charges and Deductions) is 0.95%.

•          Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

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EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s  actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•          “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

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Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

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•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

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•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the For Life remaining withdrawal benefit base remains the same ($102,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

278

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

279

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

280

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

281

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

282

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

THIS SUPPLEMENT SHOULD BE READ AND

RETAINED FOR FUTURE REFERENCE

Principal Financial Group

P.O. Box 9382

Des Moines, Iowa 50306-9382

1-800-852-4450 PART C

283

OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in the Registration Statement

(1)  Part A

Condensed Financial Information for the 6 years ended

December 31, 2011 and the period ended December 31, 2005*

(2)  Part B:

Principal Life Insurance Company Separate Account B:

Report of Independent Registered Public Accounting Firm*

Statements of Assets and Liabilities, December 31, 2011*

Statements of Operations for the year ended December 31, 2011*

Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010*

Notes to Financial Statements*

Principal Life Insurance Company:

Report of Independent Registered Public Accounting Firm*

Consolidated Statements of Financial Position at December 31, 2011, and 2010*

Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009*

Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009*

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009*

Notes to Consolidated Financial Statements*

(3)  Part C

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules*

Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2011*

Schedule III - Supplementary Insurance Information as of December 31, 2011, 2010 and 2009 and for each of the years then ended*

Schedule IV – Reinsurance as of December 31, 2010, 2010 and 2009 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)  Exhibits

(1)           Resolution of Board of Directors of the Depositor – filed with the Commission on filed on 06/07/2004)

(3a)       Distribution Agreement (filed 01/04/2005)

(3b)       Selling Agreement (filed 06/07/2004)

(4a)       Form of Variable Annuity Contract (filed 06/7/2004)

(4b)       Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)

(4c)       Amendment to Fixed Account Endorsement (filed 04/27/2006)

(4d)       Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)

(4e)       Amendment to GMWB Rider (filed 04/27/2006)

(4f)        Amendment to Contract Data Page (filed 04/27/2006)

(4g)       Amendment to Partial Annuitization Endorsement (filed 04/27/2006)

284

(4h)       Amendment to Premium Payment Credit Rider (filed 04/27/2006)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)

(5)        Form of Variable Annuity Application (filed 06/07/2004)

(6a)       Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)

(6b)       Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)     Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission on 05/01/2008)

(8a2)     Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a3)     Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a4)     Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8b1)     Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission on 05/01/2008)

(8b2)     Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8b3)     Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8c1)     Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)

(8c2)     Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May 1, 2008)

(8d1)     Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d2)     Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d3)     Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8e1)     Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8e2)     Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e3)     Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e4)     Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e5)     Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e6)     Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8f1)      Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission on May 1, 2008)

(8f2)      Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on May 1, 2008)

(8f3)      Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on May 1, 2008)

(8g1)     Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission on May 1, 2008)

(8g2)     Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed on May 1, 2008)

285

(8g3)     Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on May 1, 2008)

(8h1)     Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8h2)     Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8i1)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8i2)      Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i3)      Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i4)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8j1)      Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – Filed as Ex-99.B (8j1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j2)      Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02 – Filed as Ex-99.B(8j2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j3)      Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02– Filed as Ex-99.B(8j3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j4)      Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03– Filed as Ex-99.B(8j4) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j5)      Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04– Filed as Ex-99.B(8j5) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j6)      Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05– Filed as Ex-99.B(8j6) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j7)      Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05– Filed as Ex-99.B(8j7) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j8)      Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07– Filed as Ex-99.B(8j8) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j9)      Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08– Filed as Ex-99.B(8j9) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j10)    Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09– Filed as Ex-99.B(8j10) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j11)    FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02– Filed as Ex-99.B(8j11) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j12)    Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– Filed as Ex-99.B(8j12) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j13)    Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– Filed as Ex-99.B(8j13) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k1)     Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09– Filed as Ex-99.B(8k1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k2)     Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09 Filed as Ex-99.B(8k2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k3)     Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 Filed as Ex-99.B(8k3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l1)      Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l2)      Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l3)      Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l3) on 3/01/10 (Accession No. 0000898745-10-000129)

(9)        Opinion of Counsel (filed 01/04/2005)*

286

(10a)     Consent of Ernst & Young LLP*

(10b)     Powers of Attorney (filed with the Commission on 02/29/2008)

(10c)     Consent of Counsel – (filed 5/01/09)*

(11)       Financial Statement Schedules *

*     Filed Herein

**   To be filed by amendment

287

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER TechEd Ventures 3020 NW 33rd Avenue Lauderdale Lakes, FL 33311	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 100 Dove Plum Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
Luca Maestri Xerox Corporation 45 Glover Avenue Norwalk, CT 06856-4505	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

288

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON	Vice President and Treasurer
TIMOTHY M. DUNBAR	Senior Vice President – Strategy and Finance
GREGORY B. ELMING	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER	Senior Vice President Human Resources and Corporate Services
NORA M. EVERETT	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN	President - Global Asset Management
TIMOTHY J. MINARD	Senior Vice President - Distribution
MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS	Senior Vice President and Controller
GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN E. SHAFF	Executive Vice President and General Counsel
DEANNA D. STRABLE	Senior Vice President – U.S. Insurance Solutions
LUIS E. VALDES	President – Principal International
ROBERTO WALKER	Senior Vice President and President, Principal Financial Group - Latin America

Item 26.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust.  Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.  No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc.  Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.  In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC.  A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2011 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

289

Principal Life Insurance Company - Organizational Structure
	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC Δ	Delaware
àPrincipal Financial Services, Inc. § Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	100
àBrasilprev Seguros E Previdencia S.A. §	Brazil	50.01
àPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
àPrincipal International, Inc. §Ñ	Iowa	100
àPrincipal International (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
àCIMB Wealth Advisors Berhad§	Malaysia	100
àCIMB – Principal Asset Management (Singapore) PTE LTD§	Singapore	100
àCIMB - Principal Asset Management Company Limited	Thailand	99.99
àPT CIMB Principal Asset Management§	Indonesia	99
àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal Financial Group, S.A. de C. V. Grupo Financiero. §Ñ	Mexico	100
à Principal Afore, S. A. de C.V., Principal Grupo Financiero§Ñ	Mexico	100
à Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero §Ñ	Mexico	100
à Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
à Principal Pensiones, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
àJF Molloy & Associates, Inc.§Ñ	Indiana	100
àMolloy Medical Management Company, Inc. §Ñ	Indiana	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB Principal Islamic Asset Management SDN. BHD§Ñ	Malaysia	50
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
àPrincipal Trustee Company Private Limited§Ñ	India	65
àPNB Principal Financial Planners Private Limited§Ñ	India	100
àPrincipal Life Insurance Company ♦ Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100
àPrincipal Development Investors, LLC§Ñ	Delaware	100
àPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
àGAVI PREHC HC, LLC	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àPost Advisory Group, LLC§Ñ©	Delaware	100
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Delaware	100
àPrincipal Holding Company, LLC§Ñ©	Iowa	100
àPetula Associates, LLC§	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
àGAVI PREPI HC, LLC	Delaware	100
àPetula Prolix Development Company§Ñ	Iowa	100
àPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	United States	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Health Care, Inc§Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
àPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
àPrincipal Reinsurance Company of Delaware§Ñ	Delaware	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Financial Group (Australia) Pty Ltd. §Ñ	Australia	100
àPrincipal Investments (Australia) Limited§Ñ	Delaware	100
àPrincipal Australia (Holdings) Pty Limited§Ñ	Australia	100
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §	China	25
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Creditos Hipotecarios, S.A. §Ñ	Chile	100
àPrincipal Asset Management Chile S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
àPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Indiana, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Kansas City , LLC§Ñ	Delaware	100
àPrincipal Edge Network –Dallas Ft. Worth, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – San Antonio , LLC§Ñ	Delaware	100
àPrincipal National Life Insurance Company§Ñ	Iowa	100
àDiversified Dental Services, Inc. §Ñ	Nevada	100
àMorley Financial Services, Inc. §Ñ	Oregon	100
àMorley Capital Management, Inc. §Ñ	Oregon	100
àUnion Bond and Trust Company§Ñ	Oregon	100
àPrincipal Investors Corporation§Ñ	New Jersey	100

Δ

290

Δ Consolidated financial statements are filed with SEC.

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

                              (1)                                                                   (2)                                 (3)

                                                                                          Number of Plan              Number of

                    Title of Class                                                 Participants             Contractowners

_______________________________________________________________________

BFA Variable Annuity Contracts                                               23                                      6

Pension Builder Contracts                                                     121                                   83

Personal Variable Contracts                                                  198                                   16

Premier Variable Contracts                                                 1059                                   33

Flexible Variable Annuity Contract                                   29,204                            29,204

Freedom Variable Annuity Contract                                   1,168                               1,168

Freedom 2 Variable Annuity Contract                                   313                                  313

Investment Plus Variable Annuity Contract                    38,694                            38,694

Principal Lifetime Income Solutions                                       26                                   26

Item 28.  Indemnification

Sections 490.851 through 490.859 of the Iowa Business  Corporation Act permit  corporations to indemnify   directors and officers where (A) all of the following apply:  the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and  (B) the  individual  engaged in conduct  for  which  broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court  pursuant  to the Iowa  Business Corporation  Act, a corporation shall not indemnify a director or officer in either of the following circumstances:  (A) in connection with a proceeding by or in the right of the corporation, except for reasonable  expenses incurred in connection with the proceeding if it is determined that the director has met the relevant  standard of conduct (above) or (B) in connection with any  proceeding  with respect to conduct  for which  the  director  was  adjudged  liable  on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

291

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of  Directors.  The Board has provided that certain procedures must be followed for indemnification of  officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

292

Item 29.       Principal Underwriters

(a)           Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)           Management

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

Deborah J. Barnhart                                       Director/Distribution (PPN)

The Principal

Financial Group(1)

Patricia A. Barry                                                Assistant Corporate Secretary

The Principal

Financial Group(1)

Michael J. Beer                                                Director and President

The Principal

Financial Group(1)

Tracy W. Bollin                                                 Chief Financial Officer

The Principal

Financial Group(1)

David J. Brown                                                 Senior Vice President

The Principal

Financial Group(1)

Jill R. Brown                                                     Senior Vice President

The Principal

Financial Group(1)

Teresa M. Button                                             Vice President/Treasurer

The Principal

Financial Group(1)

P. Scott Cawley                                                Director - Internal Wholesaling

The Principal

Financial Group(1)

Nicholas M. Cecere                                        Director and Senior Vice President

The Principal

Financial Group(1)

Ralph C. Eucher                                              Director

The Principal

Financial Group(1)

Nora M. Everett                                                 Chairman and Chief Executive Officer

The Principal

Financial Group (1)

Stephen G. Gallaher                                       Assistant General Counsel

293

The Principal

Financial Group(1)

Eric W. Hays                                                     Senior Vice President/Chief Information Officer

The Principal

Financial Group(1)

Joyce N. Hoffman                                            Senior Vice President/Corporate Secretary

The Principal

Financial Group(1)

Ann Hudson                                                     Compliance Officer

The Principal

Financial Group(1)

Patrick A. Kirchner                                           Assistant General Counsel

The Principal

Financial Group(1)

Julie LeClere                                                    Vice President/Marketing & Recruiting

The Principal

Financial Group(1)

Jennifer A. Mills                                                Counsel

The Principal

Financial Group(1)

Martin R. Richardson                                      Vice President/Broker Dealer Operations

The Principal

Financial Group(1)

Michael D. Roughton                                      Senior Vice President/Associate General Counsel

The Principal

Financial Group(1)

Adam U. Shaikh                                               Counsel

The Principal

Financial Group(1)

Traci L. Weldon                                                Vice President/Chief Compliance Officer

The Principal

Financial Group(1)

Dan L. Westholm                                            Director – Treasury

The Principal

Financial Group(1)

Tisha Worden                                                  Operations Officer

The Principal

Financial Group(1)

(1)                           711 High Street

                                Des Moines, IA 50309

294

(c)           Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$30,068,097.19	0	0	0

Item 30.  Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal  Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

N/A

Item 32.  Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.     Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.     Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.     Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.     Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

295

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 10th day of July, 2012.

PRINCIPAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B

        (Registrant)

By :  /s/ L. D. Zimpleman

        L. D. Zimpleman

        Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY

        (Depositor)

By :  /s/ L. D. Zimpleman

        L. D. Zimpleman

        Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman

Senior Vice President and Corporate Secretary

296

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                              Title                                                                         Date

/s/ L. D. Zimpleman

_______________________

L. D. Zimpleman                                                                  Chairman, President                          July 10, 2012

                                                                                                and Chief Executive Officer

/s/ A. R. Sanders

_______________________                                          Senior Vice President and                 July 10, 2012

A. R. Sanders                                                                       Controller

(Principal Accounting Officer)

/s/ T. J. Lillis

_______________________                                          Senior Vice President                         July 10, 2012

T. J. Lillis                                                                               and Chief Financial Officer

(Principal Financial officer)

    (B. J. Bernard)*                                                                Director                                                  July 10, 2012

B. J. Bernard

  (J. Carter-Miller)*                                                               Director                                                  July 10, 2012

J. Carter-Miller

  (G. E. Costley)*                                                                  Director                                                  July 10, 2012

G. E. Costley

  (M.T. Dan)*                                                                          Director                                                  July 10, 2012

M. T. Dan

_(D.H. Ferro)*__________                                                Director                                                  July 10, 2012

Dennis H. Ferro

  (C. D. Gelatt, Jr.)*                                                               Director                                                  July 10, 2012

C. D. Gelatt, Jr.

  (S. L. Helton)*                                                                     Director                                                  July 10, 2012

S. L. Helton

  (R. L. Keyser)*                                                                    Director                                                  July 10, 2012

R. L. Keyser

  (L. Maestri)*                                                                        Director                                                  July 10, 2012

L. Maestri

(A. K. Mathrani)*                                                                   Director                                                  July 10, 2012

A. K. Mathrani

   (E. E. Tallett)*                                                                    Director                                                  July 10, 2012

E. E. Tallett

*By       /s/ L.D. Zimpleman

L. D. Zimpleman

Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney

Previously Filed

297

§ Not required to file financial statements with the SEC.

Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

23